                    File Numbers: 333-189593 and 811-04294

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                            REGISTRATION STATEMENT


                          Post-Effective Amendment 13


                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]


                             Amendment Number 299


                           VARIABLE ANNUITY ACCOUNT

                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
                              (Name of Depositor)

            400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.
             Senior Vice President, Secretary and General Counsel
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]immediately upon filing pursuant to paragraph (b)


[x]on May 1, 2018 pursuant to paragraph (b) of Rule 485

[ ]on (date) pursuant to paragraph (a)(i)

[ ]75 days after filing pursuant to paragraph (a)(ii)
[ ]on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: VARIABLE ANNUITY CONTRACTS

                           Variable Annuity Account

                      Cross Reference Sheet to Prospectus

Form N-4

Item Number Caption in Prospectus

     1.   Cover Page

     2.   Special Terms and How To Contact Us

     3.   An Overview of Contract Features

     4.   Condensed Financial Information; Performance Data - Appendix A

     5.   General Information

     6.   Contract Charges and Fees

     7.   Description of the Contract

     8.   Annuitization Benefits and Options

     9.   Death Benefits

     10. Description of the Contract; Purchase Payments, Purchase Payments and Value of the Contract; Contract Charges and Fees - Deferred Sales Charge.

     11.  Description of the Contract; Redemptions, Withdrawals and Surrender

     12.  Federal Tax Status

     13.  Not Applicable

     14.  Table of Contents of the Statement of Additional Information

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

WADDELL & REED ADVISORS RETIREMENT BUILDER II VARIABLE ANNUITY
A VARIABLE ANNUITY CONTRACT ISSUED BY
MINNESOTA LIFE INSURANCE COMPANY

[LOGO]     MINNESOTALIFE



400 ROBERT STREET NORTH . ST.
PAUL, MINNESOTA 55101-2098 . TELEPHONE: 1-800-362-3141 . HTTP://WWW.SECURIAN.COM

    This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, Variable Annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are two different versions, or series, of the contract described in the Prospectus: B Series and L Series. L Series is not available for Contracts applied for on or after May 1, 2017.

    This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

    This contract contains a feature that applies a credit enhancement to the Contract Value in certain circumstances. The benefit of the credit enhancement may be more than offset by the additional asset-based fees that the contract Owner will pay as the result of the increased Contract Value due to the credit enhancements. A contract without credits may cost less.

    This contract is NOT:

   . a bank deposit or obligation
   . federally insured
   . endorsed by any bank or government agency

    You may invest your Contract Values in our Variable Annuity Account or certain Guaranteed Interest Options that are available.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:



IVY VARIABLE INSURANCE PORTFOLIOS

..Ivy VIP Asset Strategy -- Class II Shares
..Ivy VIP Balanced -- Class II Shares

..Ivy VIP Core Equity -- Class II Shares

..Ivy VIP Corporate Bond -- Class II Shares

..Ivy VIP Energy -- Class II Shares
..Ivy VIP Global Bond -- Class II Shares

..Ivy VIP Global Equity Income -- Class II Shares

..Ivy VIP Global Growth -- Class II Shares
..Ivy VIP Government Money Market -- Class II Shares
..Ivy VIP Growth -- Class II Shares
..Ivy VIP High Income -- Class II Shares
..Ivy VIP International Core Equity -- Class II Shares
..Ivy VIP Limited-Term Bond -- Class II Shares
..Ivy VIP Micro Cap Growth -- Class II Shares
..Ivy VIP Mid Cap Growth -- Class II Shares
..Ivy VIP Natural Resources -- Class II Shares
..Ivy VIP Science and Technology -- Class II Shares

..Ivy VIP Securian Real Estate Securities -- Class II Shares

..Ivy VIP Small Cap Core -- Class II Shares
..Ivy VIP Small Cap Growth -- Class II Shares
..Ivy VIP Value -- Class II Shares

..Ivy VIP Pathfinder Aggressive -- Class II Shares

..Ivy VIP Pathfinder Conservative -- Class II Shares
..Ivy VIP Pathfinder Moderate -- Class II Shares
..Ivy VIP Pathfinder Moderate -- Managed Volatility -- Class II Shares

..Ivy VIP Pathfinder Moderately Aggressive -- Class II Shares

..Ivy VIP Pathfinder Moderately Aggressive -- Managed Volatility -- Class II
 Shares

..Ivy VIP Pathfinder Moderately Conservative -- Class II Shares


..Ivy VIP Pathfinder Moderately Conservative -- Managed Volatility -- Class II
 Shares

Your Contract Value and the amount of each Variable Annuity Payment will vary in accordance with the performance of the investment Portfolio(s) you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be read carefully and retained for future reference.


The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2018.

                               Table of Contents


              Special Terms...................................  1
              How To Contact Us...............................  4
              An Overview of Contract Features................  5
              Contract Charges and Expenses...................  9
              Condensed Financial Information and
               Financial Statements........................... 12
              Description of the Contract..................... 14
                Ownership, Annuitants and Beneficiaries....... 14
                Right of Cancellation or "Free Look".......... 15
                1035 Exchanges or Replacements................ 16
                Purchase Payments............................. 16
                Credit Enhancement and Recapture.............. 17
                Automatic Purchase Plan....................... 18
                Purchase Payment Allocation Options........... 18
                CustomChoice Allocation Option................ 19
                CustomChoice II Allocation Option............. 21
                Transfers..................................... 23
                Market Timing and Disruptive Trading.......... 23
                Speculative Investing......................... 25
                Systematic Transfer Arrangements.............. 25
                   Automatic Portfolio Rebalancing............ 25
                   Dollar Cost Averaging...................... 25
                   DCA Fixed Account Option................... 26
                Purchase Payments and Value of the Contract... 27
                   Crediting Accumulation Units............... 27
                   Value of the Contract...................... 28
                   Accumulation Unit Value.................... 28
                Net Investment Factor for Each Valuation
                 Period....................................... 28
                Redemptions, Withdrawals and Surrender........ 28
                Modification and Termination of the Contract.. 29
                Assignment.................................... 30
                Deferment of Payment.......................... 30
                Confirmation Statements and Reports........... 30
              Contract Charges and Fees....................... 31
                Deferred Sales Charge......................... 31
                Hospital and Medical Care or Terminal
                 Condition Waiver............................. 32
                Mortality and Expense Risk Charge............. 33
                Administrative Charge......................... 33
                Annual Maintenance Fee........................ 33
                Optional Contract Rider Charges............... 33
                Premium Taxes................................. 37
                Transfer Charges.............................. 37
                Underlying Portfolio Charges.................. 37
              Annuitization Benefits and Options.............. 38
                Annuity Payments.............................. 38
                Electing the Retirement Date and Annuity
                 Option....................................... 38
                Annuity Options............................... 39
                Calculation of Your First Annuity Payment..... 40
                Amount of Subsequent Variable Annuity
                 Payments..................................... 40
                Value of the Annuity Unit..................... 41
                Transfers after you have Annuitized your
                 Contract..................................... 41
              Death Benefits.................................. 41
                Before Annuity Payments Begin................. 41
                Optional Death Benefit Riders................. 43
                   Highest Anniversary Value II (HAV II)
                    Death Benefit Option...................... 44
                   Premier II Death Benefit Option............ 45
                   Premier Protector Death Benefit Option..... 46
                   Estate Enhancement Benefit II (EEB II)
                    Option.................................... 48


                  MyPath Highest Anniversary Death
                   Benefit (MyPath DB) (Single and Joint)
                   Option.....................................  50
               Death Benefits After Annuity Payments
                Begin.........................................  52
               Abandoned Property Requirements................  52
             Optional Living Benefit Riders...................  53
               MyPath Core Flex (Single and Joint) Option.....  55
               MyPath Ascend 2.0 (Single and Joint)
                Option........................................  65
               MyPath Ascend (Single and Joint) Option........  75
               MyPath Value (Single and Joint) Option.........  91
               SureTrack Plus 90 Option.......................  99
             General Information.............................. 104
               The Company -- Minnesota Life Insurance
                Company....................................... 104
               The Separate Account -- Variable Annuity
                Account....................................... 104
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.................... 104
               Compensation Paid for the Sale of Contracts.... 105
               Payments Made by Underlying Mutual
                Funds......................................... 106
               The General Account............................ 107
             Voting Rights.................................... 107
             Federal Tax Status............................... 108
             Performance Data................................. 116
             Cybersecurity.................................... 116
             Statement of Additional Information.............. 117
             Appendix A -- Condensed Financial
              Information and Financial Statements............ A-1
             Appendix B -- Illustration of Variable Annuity
              Values.......................................... B-1
               Illustration of Variable Annuity Income........ B-1
             Appendix C -- Types of Qualified Contracts....... C-1
             Appendix D -- Examples Illustrating Credit
              Enhancement..................................... D-1
             Appendix E -- Examples of Highest
              Anniversary Value II Death Benefit Option....... E-1
             Appendix F -- Examples of Premier II Death
              Benefit Option.................................. F-1
             Appendix G -- Examples of Estate Enhancement
              Benefit II Option............................... G-1
             Appendix H -- Examples of MyPath Highest
              Anniversary Death Benefit Single and Joint
              Options......................................... H-1
             Appendix I -- Examples of MyPath Core Flex
              Single and Joint Options........................ I-1
             Appendix J -- Examples of MyPath Ascend
              Single and Joint Options........................ J-1
             Appendix K -- Examples of MyPath Summit
              Single and Joint Options........................ K-1
             Appendix L -- Examples of MyPath Value
              Single and Joint Options........................ L-1
             Appendix M -- Examples of the MyPath Ascend
              2.0 Single and Joint Options.................... M-1
             Appendix N -- Examples of the SureTrack Plus
              90 Option....................................... N-1
             Appendix O -- Historic Benefit Base
              Enhancement Rates and Annual Income
              Percentages..................................... O-1
             Appendix P -- Examples of the Premier
              Protector Death Benefit Rider................... P-1

--------------------------------------------------------------------------------
This Prospectus is not an offering in any jurisdiction in which the offering would be unlawful. We have not authorized any dealer, salesperson, representative or other person to give any information or make any representations in connection with this offering other than those contained in the Prospectus, and, if given or made, you should not rely on them.
--------------------------------------------------------------------------------

Special Terms

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a Sub-Account of the Variable Annuity Account, of this contract before Annuity Payments begin.

Accumulation Unit Value:   the value of an Accumulation Unit. Accumulation Unit
Value of any Sub-account is subject to change on any Business Day in much the same way that the value of a mutual fund share changes each day. The fluctuations in value reflect the investment results, expenses of and charges against the Portfolio in which the Sub-Account invests its assets. Fluctuations also reflect charges against the Separate Account.

Activities of Daily Living (ADL): The activities of daily living refer to basic functional abilities that ensure the ability for self-care and ability to live independently without substantial assistance from another individual. The six activities of daily living are:

   (1) Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
   (2) Continence: The ability to maintain control of bowel and bladder function or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for a catheter or colostomy bag).
   (3) Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
   (4) Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
   (5) Toileting: Getting to and from the toilet, getting on and off the toilet and performing associated personal hygiene.
   (6) Transferring: Moving into or out of a bed, chair or wheelchair.

Annuitant: the natural person named as annuitant upon whose lifetime Annuity Payment benefits will be determined under the contract. An Annuitant's life may also be used to determine the value of death benefits and to determine the Maturity Date.

Annuity Commencement Date: the date on which Annuity Payments are elected to begin. This may be the Maturity Date or a date you select prior to the Maturity Date.

Annuity Payments: a series of payments for life; for life with a minimum number of payments guaranteed; or for the joint lifetime of the Annuitant and another person and thereafter during the lifetime of the survivor.

Annuity Unit: an accounting unit of measure used to calculate the value of Annuity Payments under a Variable Annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial Variable Annuity Payment. Currently the AIR is equal to 4.5%.

Business Day: generally, any day on which the New York Stock Exchange (NYSE) is open for trading. The Company's Business Day ends at 3:00 p.m. (Central
Time) or the close of regular trading of the NYSE, if earlier.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a Commuted Value is elected for a period certain on a Variable Annuity Payment during the life of the Annuitant, a deferred sales charge may apply.

Contract Anniversary: the same day and month as the Contract Date for each succeeding year of this contract.

Contract Date: the effective date of this contract. It is also the date from which we determine Contract Anniversaries and Contract Years.

Contract Value: the sum of your values in the Variable Annuity Account, the DCA Fixed Account, and the Fixed Account, on any Valuation Date prior to the Annuity Commencement Date.

Contract Year: a period of one year beginning with the Contract Date or a Contract Anniversary.

Designated Life: for the applicable optional death benefit and optional living benefit riders, the "Designated Life" is the Owner of the contract, or the Annuitant in the case of an Owner that is not a natural person, unless otherwise agreed to by us. The Designated Life will be used to determine the benefits under the single versions of the optional riders. The Designated Life will be shown on your contract rider. For the single versions of the optional rider, a Designated Life may not be added or changed after the rider effective date. For joint versions of the optional rider, an Owner must be a natural person.

Dollar Cost Averaging (DCA) Fixed Account: a Guaranteed Interest Option available for Purchase Payment allocations. Purchase Payments allocated to the DCA Fixed Account will be transferred out to the Sub-Accounts of the Variable Annuity Account that you elect, over a specified time period. Amounts in the DCA Fixed Account are part of our General Account.

Fixed Account: a Guaranteed Interest Option available for Fixed Annuity Payments. If you elect Fixed Annuity Payments, your Contract Value will be transferred to the Fixed Account as of the date we receive your election. For any period prior to the date amounts are applied to provide Annuity Payments, interest will be credited on amounts in the Fixed Account at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Amounts in the Fixed Account are part of our General Account.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: includes assets held in the Fixed Account, DCA Fixed Account and all other Company assets not allocated to a Separate Account. General Account assets are subject to the financial strength and claims paying ability of the Company.

Guaranteed Interest Option: a type of investment option that provides an interest rate guaranteed for a specified period of time. The Guaranteed Interest Options currently include the Fixed Account (for Fixed Annuity Payments only) and the DCA Fixed Account (for new Purchase Payments only).

Joint Designated Life and Designated Lives: for the applicable optional death benefit and optional living benefit riders, the "Joint Designated Life" is either the joint Owner or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the joint versions of the optional riders. The Designated Life and Joint Designated Life will be shown on your contract rider. A Joint Designated Life may be removed because of divorce, but otherwise may not be added or changed after the rider effective date. The joint versions of the optional riders are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing the joint version of an optional rider if you have questions about your spouse's status under federal law.

Maturity Date: the date the contract matures. The Maturity Date will be the first of the month on or following the oldest Annuitant's 95/th/ or 100/th/ birthday, unless otherwise agreed to by us. The Maturity Date may vary by the contract issue state and the date of issue. Consult your contract for the date applicable to you.

Minnesota Life, we, our, us:  Minnesota Life Insurance Company.

Net Investment Factor: the Net Investment Factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the Variable Annuity Account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying Fund after deductions for all charges to the Variable Annuity Account including those for applicable optional benefit riders.

Non-Qualified Contract:  a contract other than a Qualified Contract.

Owner, you, your: the owner of the contract, which could be a natural person(s), or a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The Owner has all of the rights under the contract.

Portfolio(s), Fund(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Each Sub-Account of the Variable Annuity Account invests in a different Portfolio. Currently these include the Portfolios shown on the cover page of this Prospectus.

Pro-rata Basis: values adjusted on a Pro-rata Basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the value that is being adjusted immediately prior to the withdrawal,
   (b) is the total amount withdrawn, including any applicable charges, and
   (c) is the Contract Value immediately prior to the withdrawal.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Qualified Contract: a contract issued to an employer sponsored retirement plan or an individual retirement annuity or account that receives favorable tax treatment under Section 401, 404, 408, 408A or 457 of the Code. Currently, we issue Qualified Contracts that may include, but are not limited to, Traditional IRAs, Roth IRAs, and Simplified Employee Pension (SEP) IRAs.

Rate Sheet Prospectus Supplement: Supplements to the Prospectus that we periodically file with the SEC that provide and modify certain rates associated with optional living benefit riders. Rate Sheet Prospectus Supplements disclose the benefit base enhancement rate and annual income percentage that will be available for new contract purchases for a specified period. Current Rate Sheet Prospectus Supplements are available to Owners at the time of new contract purchases.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the Variable Annuity Account. Each Sub-Account invests in a different Portfolio.

Valuation Date or Valuation Days:  each date on which a Portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Portfolios.

Variable Annuity Account: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.

How To Contact Us

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

On the Internet

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]. Account values
                                               Variable investment performance
                                               Interest rates (when applicable)
                                               Service forms
                                               Beneficiary information
                                               Transaction tools to allow transfers
                                               Contribution and transaction history

Annuity Service Line

                                     [GRAPHIC]  .  Call our service line at
                                                   1-800-362-3141 to speak
                                                   with one of our customer
                                                   service representatives.
                                                   They're available Monday
                                                   through Friday from 7:30
                                                   a.m. to 4:30 p.m. Central
                                                   Time during normal
                                                   business days.

By Mail

                                    [GRAPHIC]  .  Purchase Payments, service
                                                  requests, and inquiries
                                                  sent by regular mail
                                                  should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail
                                                  should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098


   . To receive a current copy of the Waddell & Reed Advisors Retirement Builder II Variable Annuity Statement of Additional Information (SAI) without charge, call 1-800- 362-3141, or complete and detach the following and send it to:
        Minnesota Life Insurance Company
        Annuity Services
        P.O. Box 64628
        St. Paul, MN 55164-0628

                    Name __________________________________________________________________
                    Address _______________________________________________________________
                    City _______________________________________________ State _______ Zip __

An Overview of Contract Features

Annuity Contracts

An annuity is a contract between an Owner and an insurance company, where the insurance company promises to pay you an income in the form of Annuity Payments. These payments begin on a designated date, referred to as the Annuity Commencement Date. An annuity contract may be "deferred" or "immediate". An immediate annuity contract is one in which Annuity Payments begin right away, generally within a month or two after our receipt of your Purchase Payment. A deferred annuity delays your Annuity Payments until a later date. During this deferral period, also known as the accumulation period, your annuity Purchase Payments and any earnings accumulate on a tax deferred basis. Tax deferral means you are not taxed until you take money out of your annuity.

Type of Contract

The Contract is a variable annuity because the value of your contract can increase or decrease based on the investment experience of the Portfolios in the Separate Account. If you invest in the Separate Account, the amount of money you accumulate in your contract during the accumulation phase depends upon the performance of the Portfolios you select. You can lose money for amounts you allocate to the Separate Account. If you choose a Variable Annuity for the income phase, the amount of Annuity Payments you receive from the Separate Account also depend upon the investment performance of your Portfolios. Guarantees provided by the insurance company as to the benefits promised in the Contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

Below is a summary of certain contract features and expenses. Please see the corresponding section of the prospectus for complete details, restrictions or limitations that may apply. Your Contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your Contract may be found in the section entitled "Contract Charges and Fees". This Prospectus describes two different types of
Contracts: B Series and L Series. The primary differences are the deferred sales charge and expenses (e.g., L Series has higher Separate Account charges and a shorter deferred sales charge schedule than B Series). L Series is not available for Contracts applied for on or after May 1, 2017.

State variations of certain features may exist and the Contract may not be available in every state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract. In addition, we may offer other Variable Annuity contracts which could be more or less expensive, or have different benefits from this Contract. See your registered representative for more information and to help determine if this product is right for you.

Purchase Payments:*

    Initial Minimum -- B Series                        $10,000 for Non-Qualified Contracts
                                                       $5,000 for Qualified Contracts
    Initial Minimum -- L Series                        $10,000 for Non-Qualified Contracts
                                                       and Qualified Contracts
    Subsequent payment minimum (B and L Series)        $500
                                                       ($100 for automatic payment plans)
    Maximum cumulative Purchase Payments (B and L      $1,000,000
    Series) (without our prior consent)**

    * Please note: If you intend to use this contract as part of an employer sponsored retirement plan or it is a Qualified Contract, the retirement plan or Qualified Contract may have contribution minimums or maximums that are different than those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the employer sponsored retirement plan (if it is tax qualified) or Qualified Contract is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.

    **Restrictions on additional Purchase Payment may apply and are described later in this Prospectus. See the section entitled "Description of the Contract -- Purchase Payments" for details. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on Purchase Payments. See the sections entitled "Death Benefits -- Optional Death Benefit Riders" and "Optional Living Benefit Riders" for details.

Credit Enhancement:
When you make a Purchase Payment to your contract, we will add an amount, called a credit enhancement, to your Contract Value if your cumulative net Purchase Payments meet or exceed $250,000. Cumulative net Purchase Payments are the total of all Purchase Payments we have received for this contract less any prior withdrawals from Contract Value (including associated charges). No credit enhancement will be applied if your cumulative Purchase Payments are less than $250,000.

When we receive a Purchase Payment, we will evaluate whether your contract is eligible for a credit enhancement based on your cumulative net Purchase Payments. The credit enhancement will be added to your Contract Value and allocated to the Sub-Accounts of the Variable Annuity Account and the Guaranteed Interest Options in the same proportion as the Purchase Payment that triggers the credit enhancement calculation. Credit enhancements, and any gains or losses attributable to the credit enhancements are not a Purchase Payment and will be considered earnings under the contract.

We will take back, or recapture, all credit enhancements if you elect to terminate the contract under the right to examine (or "free look") provision. In addition, we will recapture any credit enhancements applied to your contract within 12 months of the date any amounts are paid out as a death benefit or within 12 months of the date you apply amounts to provide Annuity Payments.

We will not recapture any amounts paid out as a death benefit or applied to provide Annuity Payments more than 12 months after the last credit enhancement was added to the contract.

For a detailed discussion, including how the credit enhancement is calculated and applied, please refer to the section entitled "Credit Enhancement and Recapture." The credit enhancement feature of the contract may not be available in all states. Ask your representative if this is available in your state.

Investment Options:

   Fixed Account (available only for Fixed Annuity Payments)     Minnesota Life General Account

   DCA Fixed Account (new Purchase Payments only)                6 Month Option

   DCA Fixed Account (new Purchase Payments only)
                                                                 12 Month Option

   Variable Annuity Account
                                                                 See the list of Portfolios on the cover page

Withdrawals:

                        Minimum withdrawal amount     $250

   (Withdrawals and surrenders may be subject to deferred sales charges.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first Contract Anniversary:

  .  Hospital and Medical Care Waiver

  .  Terminal Condition Waiver

State variations may apply to these waivers. See your representative and the section entitled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

Death Benefit and Optional Death Benefit Riders

Your contract provides a standard guaranteed minimum death benefit. Certain optional death benefits may also be selected for an additional charge and may provide the opportunity for a larger death benefit. The optional death benefits include:

  .  Highest Anniversary Value II (HAV II) Death Benefit Option,

  .  Premier II Death Benefit (PDB II) Option, and

  . MyPath/TM/ Highest Anniversary Death Benefit (MyPath DB) (Single and Joint) Option. This rider is only available when you also elect to buy a MyPath Core Flex or the MyPath Value optional living benefit rider.

  .  Premier Protector Death Benefit (Premier Protector DB or PPDB) Rider

In addition to the HAV II and PDB II optional riders, you may also elect the Estate Enhancement Benefit II (EEB II) Option for an additional charge. This optional contract rider provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death such as federal and state taxes that may be payable on any taxable gains in your contract.

Once you elect an optional rider, you may not cancel it. Please refer to the section entitled "Optional Death Benefit Riders" later in the Prospectus for a complete description of each rider, its benefits, limitations, and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the Prospectus for a complete description of the rider charges.

Allocation of Contract Values

You can change your allocation of future Purchase Payments by giving us written notice or a telephone call notifying us of the change. New Purchase Payments may be allocated among the Portfolios or to the DCA Fixed Account. Before Annuity Payments begin, you may generally transfer all or a part of your Contract Value among the Portfolios. However, if you elect a living benefit rider, your investment options may be limited to certain options permitted by us.

After Annuity Payments begin, you may instruct us to transfer amounts held as annuity reserves among the Variable Annuity Sub-Accounts for a Variable Annuity, subject to some restrictions. Once Annuity Payments begin, annuity reserves may not be transferred from a Variable Annuity to a Fixed Annuity or from a Fixed Annuity to a Variable Annuity. Please see the section of this Prospectus entitled "Annuitization Benefits and Options -- Transfers after you have Annuitized your Contract" for additional information on annuity reserves.

Available Annuity Options

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; and a joint and last survivor annuity. Each annuity option may be elected as a Variable or Fixed Annuity or a combination of the two. Other annuity options may be available from us on request.

Optional Living Benefit Riders -- No Longer Available

We have suspended the availability of the following optional riders:

  .  MyPath Ascend -- Single and Joint Options (effective October 15, 2014)

Certain other optional contract riders may also be available to you for an additional charge. These are sometimes referred to as "living benefits." Only one living benefit may be elected on a contract. When you elect a living benefit rider your investment choices will be limited and you must allocate your entire Contract Value to an allocation plan permitted by us. Purchase Payment amounts after your initial Purchase Payment may also be limited. Each optional contract rider may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s), it may adversely affect the benefit of the optional contract rider. Each rider also has a charge that applies to it. The charges are discussed in the section entitled "Optional Contract Rider Charges."

MyPath Lifetime Income Optional Riders

We currently offer the following single and joint versions of optional living benefit riders, each of which is a guaranteed lifetime withdrawal benefit rider:

  .  MyPath Core Flex (Single and Joint),

  .  MyPath Ascend 2.0 (Single and Joint),

  .  MyPath Summit (Single and Joint), and

  .  MyPath Value (Single and Joint).

Collectively, these optional riders, along with the MyPath Ascend (Single and Joint) optional riders, are sometimes referred to as the MyPath Lifetime Income optional riders.

Each of the MyPath Lifetime Income optional riders is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount beginning on or after a certain date (referred to as the benefit date) and continuing over the lifetime of the Designated life (for Single versions), and over the lifetime of two Designated Lives (for Joint versions), regardless of the underlying Sub-Account performance. The amount received will be in the form of a withdrawal from your Contract Value if the Contract Value is greater than zero. If the Contract Value falls to zero, the amount received will be pursuant to the automatic payment phase. Please be aware that if you withdraw more than the guaranteed annual withdrawal amount, that withdrawal may adversely reduce the amount you can withdraw in future years, and as a result the benefit may be reduced or eliminated.

Once you elect one of these optional riders, you may not cancel it. Please refer to the section entitled "Optional Living Benefit Riders" later in the Prospectus for a complete description of each rider, its benefits, and its limitations and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the Prospectus for a complete description of the rider charges.

SureTrack Plus 90

SureTrack Plus 90 is a guaranteed minimum accumulation benefit. It is an optional living benefit rider. This optional rider is designed to provide a benefit that guarantees the Owner a minimum Contract Value at the end of a specified period called the benefit period. The benefit period is 10 years. This optional rider may be appropriate for you if you are concerned about loss of Contract Value due to market fluctuations and are willing to hold the contract and rider until the end of the benefit period. SureTrack Plus 90 may not be appropriate for you if you intend to surrender or annuitize your contract before the end of the 10-year benefit period or if you take withdrawals during the benefit period, which reduces the benefit.

Please refer to the section entitled "Optional Living Benefit Riders" later in the Prospectus for a complete description of SureTrack Plus 90 benefits, and its limitations and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the Prospectus for a complete description of the rider charges.

Contract Charges and Expenses

The following contract expense information is intended to illustrate the expenses of the Waddell & Reed Advisors Retirement Builder II Variable Annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted and range from 0% to 3.5%, depending on applicable law.

Owner Transaction Expenses

  Sales Load Imposed on Purchases

                  (as a percentage of Purchase Payments)    None

  Deferred Sales Charge

 . Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

  (as a percentage of each Purchase Payment)

                         Years Since Purchase Payment B Series L Series
                         ---------------------------- -------- --------
                                     0-1                 8%       8%
                                     1-2                 8%       8%
                                     2-3                 7%       7%
                                     3-4                 6%       6%
                                     4-5                 6%       0%
                                     5-6                 5%       0%
                                     6-7                 4%       0%
                                     7-8                 3%       0%
                               8 and thereafter          0%       0%
         Surrender Fees                                 None     None

         Transfer Fee*

           Maximum Charge                               $10*     $10*
           Transfer Charge                              None     None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.

                                            B Series L Series
                                            -------- --------
                  Annual Maintenance Fee**    $50      $50

** (Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $50,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)

Separate Account Annual Expenses Before Annuity Payments Commence (as a percentage of average account value)

Base Contract Separate Account Charges

                                                                           B Series L Series
                                                                           -------- --------
Mortality and Expense Risk Charge                                            1.15%    1.55%
Administrative Charge                                                        0.15%    0.15%
                                                                             ----     ----
Total Base Contract Separate Account Annual Expenses (No Optional Riders)    1.30%    1.70%

Optional Separate Account Charges

                                                       B Series L Series
                                                       -------- --------
        Estate Enhancement Benefit II (EEB II) Charge    0.25%    0.25%

Maximum Possible Separate Account Charge Combinations

                                    Total Charge:     Total Charge:
                                  Optional Charge + Optional Charge +
                                    Base Contract     Base Contract
                                      B Series          L Series
                                  ----------------- -----------------
          Base Contract + EEB II        1.55%             1.95%

(The HAV II, PDB II, MyPath DB, and each of the optional living benefit riders are not included with the above charges because these charges are calculated on a different basis than the above-described charges.)

Other Optional Benefit Charges (applies to B and L Series where applicable)


---------------------------------------------------------------------------------------------------
                                      Maximum    Current     To determine the
                                      Possible   Benefit       amount to be
                                       Charge     Charge   deducted, the Annual  The Benefit Charge
                                       Annual     Annual   Charge Percentage is    is deducted on
          Optional Rider             Percentage Percentage  multiplied by the:         each:
---------------------------------------------------------------------------------------------------
Optional Death Benefit Riders Currently Offered
---------------------------------------------------------------------------------------------------
Highest Anniversary Value II            0.30%      0.30%       Death Benefit     Quarterly Contract
  (HAV II) Death Benefit Charge/ /                                                  Anniversary
---------------------------------------------------------------------------------------------------
Premier II Death Benefit (PDB II)       0.80%      0.80%       Death Benefit     Quarterly Contract
  Charge/ /                                                                         Anniversary
---------------------------------------------------------------------------------------------------
MyPath Highest Anniversary Death        0.40%      0.40%    Highest Anniversary
  Benefit -- Single and Joint                                  Death Benefit     Quarterly Contract
  (MyPath DB) Charge/ /                                                             Anniversary
---------------------------------------------------------------------------------------------------
Premier Protector Death Benefit --      0.90%      0.90%     Premier Protector   Quarterly Contract
  Charge                                                       Death Benefit        Anniversary
---------------------------------------------------------------------------------------------------
Optional Living Benefit Riders Currently Offered
---------------------------------------------------------------------------------------------------
MyPath Core Flex -- Single Charge/ /    2.00%      1.20%    Greater of Contract  Quarterly Contract
                                                           Value or Benefit Base    Anniversary
---------------------------------------------------------------------------------------------------
MyPath Core Flex -- Joint Charge/ /     2.00%      1.30%    Greater of Contract  Quarterly Contract
                                                           Value or Benefit Base    Anniversary
---------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 -- Single Charge      2.25%      1.40%    Greater of Contract  Quarterly Contract
                                                           Value or Benefit Base    Anniversary
---------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 -- Joint              2.25%      1.50%    Greater of Contract  Quarterly Contract
  Charge                                                   Value or Benefit Base    Anniversary
---------------------------------------------------------------------------------------------------
MyPath Summit -- Single Charge/ /       2.25%      1.40%    Greater of Contract  Quarterly Contract
                                                           Value or Benefit Base    Anniversary
---------------------------------------------------------------------------------------------------
MyPath Summit -- Joint Charge/ /        2.25%      1.50%    Greater of Contract  Quarterly Contract
                                                           Value or Benefit Base    Anniversary
---------------------------------------------------------------------------------------------------
MyPath Value -- Single Charge/ /        1.00%      0.45%    Greater of Contract
(Contracts Applied for Before                              Value or Benefit Base Quarterly Contract
  May 1, 2017)                                                                      Anniversary
---------------------------------------------------------------------------------------------------
MyPath Value -- Joint Charge/ /         1.00%      0.55%    Greater of Contract
(Contracts Applied for Before                              Value or Benefit Base Quarterly Contract
  May 1, 2017)                                                                      Anniversary
---------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                       Maximum    Current     To determine the
                                       Possible   Benefit       amount to be
                                        Charge     Charge   deducted, the Annual  The Benefit Charge
                                        Annual     Annual   Charge Percentage is    is deducted on
           Optional Rider             Percentage Percentage  multiplied by the:         each:
----------------------------------------------------------------------------------------------------
MyPath Value -- Single Charge            1.00%      0.55%    Greater of Contract
(Contracts Applied for before May 1,                        Base or Benefit Base  Quarterly Contract
  2017)                                                                              Anniversary
----------------------------------------------------------------------------------------------------
MyPath Value -- Joint Charge             1.00%      0.65%    Greater of Contract
(Contracts Applied for before May 1,                        Base or Benefit Base  Quarterly Contract
  2017)                                                                              Anniversary
----------------------------------------------------------------------------------------------------
SureTrack Plus 90                        2.00%      1.30%     Accumulation Base   Quarterly Contract
                                                                                     Anniversary
----------------------------------------------------------------------------------------------------
Optional Living Benefit Riders No Longer Offered
----------------------------------------------------------------------------------------------------
MyPath Ascend -- Single Charge/ /        2.25%      1.40%    Greater of Contract  Quarterly Contract
                                                            Value or Benefit Base    Anniversary
----------------------------------------------------------------------------------------------------
MyPath Ascend -- Joint Charge/ /         2.25%      1.50%    Greater of Contract  Quarterly Contract
                                                            Value or Benefit Base    Anniversary
----------------------------------------------------------------------------------------------------


The next item shows the minimum and maximum total operating expenses charged by the Portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolio's fees and expenses is contained in the prospectus for each Portfolio.


                                                                               Minimum Maximum
                                                                               ------- -------
Total Annual Portfolio Company Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                   0.41%   1.36%


State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

Owner Expense Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other Variable Annuity contracts. These costs include Owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and Portfolio company fees and expenses.

Please note:

  .  You may elect only one optional living benefit rider on the contract.

  . You may not elect the HAV II, PDB II, Premier Protector DB or the EEB II with any optional living benefit rider.

  . You may only elect MyPath DB along with the MyPath Core Flex or MyPath Value optional living benefit riders.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the Separate Account annual expenses before Annuity Payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period:

  . Base + MyPath DB -- Joint + MyPath Core Flex -- Joint (B and L Series contracts)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                     If you annuitize at the end of the
                             If you surrendered your contract at the available time period or you do
                             end of the applicable time period         not surrender your contract
                             --------------------------------------- -------------------------------
B Series                     1 Year   3 Years   5 Years   10 Years   1 Year    3 Years 5 Years 10 Years
--------                     ------   -------   -------   --------   ------    ------- ------- --------
Maximum Fund Expenses
Base + MyPath DB -- Joint +
 MyPath Core Flex -- Joint   $1,308   $2,256    $3,248     $5,551     $508     $1,556  $2,648   $5,551
Minimum Fund Expenses
Base + MyPath DB -- Joint +
 MyPath Core Flex -- Joint   $1,214   $1,980    $2,799     $4,717     $414     $1,280  $2,199   $4,717

L Series
--------
Maximum Fund Expenses
Base + MyPath DB -- Joint +
 MyPath Core Flex -- Joint   $1,347   $2,370    $2,831     $5,880     $547     $1,670  $2,831   $5,880
Minimum Fund Expenses
Base + MyPath DB -- Joint +
 MyPath Core Flex -- Joint   $1,254   $2,097    $2,390     $5,077     $454     $1,397  $2,390   $5,077


Note: In the above example, the charge for MyPath Core Flex -- Joint assumes the maximum annual fee rate of 2.00% applies for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after Annuity Payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Separate Account Annual Expenses After Annuity Payments Commence (as a percentage of average account value)

This section shows the fees and charges that apply to your contract after Annuity Payments commence.

Separate Account Based Charges                                        B Series        L Series

Mortality and Expense Risk Charge                                       1.20%           1.20%

Administrative Charge                                                   0.15%           0.15%
                                                                   --------------  --------------

Total Base Contract Separate Account Annual Expenses (No Optional
  Riders)                                                               1.35%           1.35%

Optional Separate Account Charges                                  Not Applicable  Not Applicable

Other Charges                                                         B Series        L Series

Optional Benefit Charges                                           Not Applicable  Not Applicable

Condensed Financial Information and Financial Statements

The financial history of each Sub-Account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

The Portfolios

Below is a list of the Portfolios, their investment adviser and/or investment sub-adviser. The prospectus for the Portfolios must accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including investment objective and discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus.


     Fund/Portfolio           Investment Adviser      Investment Sub-Advisor
     --------------           ------------------      ----------------------
Ivy Variable Insurance
 Portfolios
Ivy VIP Asset Strategy --  Ivy Investment
 Class II Shares           Management Company (IICO)
Ivy VIP Balanced -- Class  Ivy Investment
 II Shares                 Management Company (IICO)
Ivy VIP Core Equity --     Ivy Investment
 Class II Shares           Management Company (IICO)
Ivy VIP Corporate Bond --  Ivy Investment
 Class II Shares           Management Company (IICO)
Ivy VIP Energy -- Class    Ivy Investment
 II Shares                 Management Company (IICO)
Ivy Global Bond -- Class   Ivy Investment
 II Shares                 Management Company (IICO)
Ivy VIP Global Equity      Ivy Investment
 Income -- Class II Shares Management Company (IICO)
Ivy VIP Global Growth --   Ivy Investment
 Class II Shares           Management Company (IICO)
Ivy VIP Government Money   Ivy Investment
 Market -- Class II Shares Management Company (IICO)
Ivy VIP Growth -- Class    Ivy Investment
 II Shares                 Management Company (IICO)
Ivy VIP High Income --     Ivy Investment
 Class II Shares           Management Company (IICO)
Ivy VIP International      Ivy Investment
 Core Equity -- Class II   Management Company (IICO)
 Shares
Ivy VIP Limited-Term Bond  Ivy Investment
 -- Class II Shares        Management Company (IICO)
Ivy VIP Micro Cap Growth   Ivy Investment
 -- Class II Shares        Management Company (IICO)
Ivy VIP Mid Cap Growth --  Ivy Investment
 Class II Shares           Management Company (IICO)
Ivy VIP Natural Resources  Ivy Investment
 -- Class II Shares        Management Company (IICO)
Ivy VIP Science and        Ivy Investment
 Technology -- Class II    Management Company (IICO)
 Shares
Ivy VIP Securian Real      Ivy Investment            Securian Asset
 Estate Securities         Management Company (IICO) Management, Inc.
Ivy VIP Small Cap Core --  Ivy Investment
 Class II Shares           Management Company (IICO)
Ivy VIP Small Cap Growth   Ivy Investment
 -- Class II Shares        Management Company (IICO)
Ivy VIP Value -- Class II  Ivy Investment
 Shares                    Management Company (IICO)

     Fund/Portfolio           Investment Adviser      Investment Sub-Advisor
     --------------           ------------------      ----------------------
Ivy VIP Pathfinder         Ivy Investment
 Aggressive -- Class II    Management Company (IICO)
 Shares
Ivy VIP Pathfinder         Ivy Investment
 Moderately Aggressive --  Management Company (IICO)
 Class II Shares
Ivy VIP Pathfinder         Ivy Investment
 Moderate -- Class II      Management Company (IICO)
 Shares
Ivy VIP Pathfinder         Ivy Investment
 Moderately Conservative   Management Company (IICO)
 -- Class II Shares
Ivy VIP Pathfinder         Ivy Investment
 Conservative -- Class II  Management Company (IICO)
 Shares
Ivy VIP Pathfinder         Ivy Investment            Securian Asset
 Moderately Aggressive -- Management Company (IICO) Management, Inc. Managed Volatility+ --
 Class II Shares
Ivy VIP Pathfinder         Ivy Investment            Securian Asset
 Moderate -- Managed       Management Company (IICO) Management, Inc.
 Volatility+ -- Class II
 Shares
Ivy VIP Pathfinder         Ivy Investment            Securian Asset
 Moderately                Management Company (IICO) Management, Inc.
 Conservative -- Managed
 Volatility+ -- Class II
 Shares


+ This Fund employs a managed volatility strategy.

Description of the Contract

Your contract may be used in connection with certain employer sponsored retirement plans or individual retirement annuities adopted by, or on behalf of, individuals. It may also be purchased by individuals not as a part of any employer sponsored retirement plan or individual retirement annuities. The contract provides for a Variable Annuity or a Fixed Annuity to begin at some future date.


You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. If the contract is issued as an inherited IRA, the maximum age at issue is 65 and no living benefit riders are permitted. We currently require each Owner and Annuitant to be 85 years old or less at the time the contract is issued. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. We reserve the right to reject any application for any reason, subject to any applicable nondiscrimination laws and to our own standards and guidelines.


Ownership, Annuitants, and Beneficiaries

Owner
You, as the Owner, have all the rights under the contract, both before and after the Annuity Commencement Date. The Owner is designated on the Contract Date. Unless prohibited by law or regulation for a Qualified Contract, you may change the Owner at any time. The new Owner must meet our issue requirements in effect on the date we receive your written request to change the Owner. If the Owner, who is not also the Annuitant, dies on or after the Annuity Commencement Date, the beneficiary will become the new Owner.

Qualified Contracts can only have one Owner. Non-Qualified Contracts can be owned by up to two natural Owners. If a contract has joint Owners, the joint Owners have equal ownership rights and both must authorize any exercising of those ownership rights unless otherwise permitted by us.

If you elect an optional living benefit rider, there may be limitations on having joint Owners or changing Owners. Please see the section of this Prospectus entitled "Optional Living Benefit Riders" for additional information on these limitations.

Annuitant
The natural person(s) named as Annuitant upon whose life Annuity Payment benefits will be determined under the contract. The Annuitant's life may also be used to determine the value of death benefits and to determine the Maturity Date. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Annuity Commencement Date, but you cannot change the Annuitant if the Owner is not a natural person, such as a trust, corporation or similar entity. If the Annuitant is not the Owner and dies prior to the Annuity Commencement Date, the Owner may name a new Annuitant if the Owner is a natural person. If a new Annuitant is not named, the youngest Owner will become the Annuitant. If the Owner is not a natural person and the Annuitant dies prior to the Annuity Commencement Date, the death will be treated as the death of the Owner, as further described in the section of this Prospectus entitled "Death Benefits."

You may name a joint Annuitant, whose life, together with the Annuitant's, Annuity Payment benefits will be determined under the contract.

If you elect an optional living benefit rider, there may be limitations on having joint Annuitants or changing Annuitants. Please see the section of this Prospectus entitled "Optional Living Benefit Riders" for additional information on these limitations.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it. For more information, please see the section of this Prospectus entitled "Death Benefits." You should consult your financial advisor for assistance in designating and changing Owners and Annuitants.

Beneficiary
The person, persons or entity designated by you to receive any death benefit proceeds payable prior to the Annuity Commencement Date, or to receive any remaining Annuity Payments payable on the death of the Annuitant after the Annuity Commencement Date. The beneficiary will be the first person on the following list who is alive on the date of death: a surviving natural Owner (if any), the primary (class 1) beneficiary, or the secondary (class 2) beneficiary. If none of the above is alive, proceeds will be paid to your estate, unless the Owner is not a natural person, in which case we will pay the Owner.

If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

Right of Cancellation or "Free Look"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the "free look period", we will refund to you the amount of your Contract Value less the amount of any credit enhancement(s) that were credited to your contract plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase Payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your Purchase Payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 Exchanges or Replacements

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact of Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges."

Purchase Payments

You choose when to make Purchase Payments. Your initial Purchase Payment must be at least equal to the following and must be in U.S. dollars:

B Series  $10,000 for Non-Qualified Contracts and $5,000 for Qualified Contracts
L Series  $10,000 for both Non-Qualified Contracts and Qualified Contracts

We may reduce the initial Purchase Payment requirement if you purchase this contract through a 1035 exchange or qualified retirement plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial Purchase Payment for this contract, but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial Purchase Payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to employer sponsored retirement plans or Qualified Contracts. Be sure to review your employer sponsored retirement plan's or your Qualified Contract's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase Payments subsequent to your initial payment must be at least $500 regardless of whether it is a Qualified or Non-Qualified Contract. Total Purchase Payments may not exceed $1,000,000 for the benefit of the same Owner or Annuitant except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional Purchase Payments will not be accepted while either the Owner or joint Owner (or Annuitant, if the Owner is not a natural person) qualifies under the hospital and medical care or terminal condition provisions for the waiver of any deferred sales charges. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on Purchase Payments. See the sections entitled "Death Benefits -- Optional Death Benefit Riders" and "Optional Living Benefit Riders" for details.

In addition, we reserve the right to refuse to accept additional Purchase Payments at any time on or after the Contract Date for any reason. We reserve the right to refuse an individual Purchase Payment if appropriate under our policies related to anti-money laundering or stranger owned contracts. Upon advance written notice, we may also exercise our rights under the contract or optional riders to limit or discontinue acceptance of all future Purchase Payments. This means that if we exercise these rights, you will not be able to make additional Purchase Payments and therefore will no longer be able to increase your Contract Value through additional Purchase Payments to the contract. Any guaranteed or optional benefits you may have elected and which are determined by the amount of Purchase Payments will also no longer be able to be increased through any additional Purchase Payments to the contract. You should consider these Purchase Payment limitations, and all other limitations in this contract, and how they may impact your long-term investment plans, especially if you intend on making additional Purchase Payments over a long period of time.

If we exercise these rights, there will be no impact to Purchase Payments received prior to the effective date of the limitation or to benefits already accrued in the contract and/or optional riders. We will apply these limitations in a non-discriminatory manner.

Certain states may not allow future Purchase Payments to be limited beyond the minimum and maximum Purchase Payments stated in the contract or optional rider. See your contract for complete details.

Credit Enhancement and Recapture

When you make a Purchase Payment to your contract, we will add an amount, called a credit enhancement, to your Contract Value if your cumulative net Purchase Payments meet or exceed $250,000. Cumulative net Purchase Payments are the total of all Purchase Payments we have received for this contract less any prior withdrawals from Contract Value (including associated charges). No credit enhancement will be applied if your cumulative Purchase Payments are less than $250,000.

When we receive a Purchase Payment, we will evaluate whether your contract is eligible for a credit enhancement based on your cumulative net Purchase Payments, according to the following schedule:

        Cumulative Net Purchase Payments  Credit Enhancement Percentage
        --------------------------------  -----------------------------
             $250,000-$499,999.99                     0.25%
             $500,000-$749,999.99                     0.50%
             $750,000-$999,999.99                     0.75%
              $1,000,000 or more                      1.00%

The amount of the credit enhancement will be calculated as follows:

   a.  cumulative net Purchase Payments; multiplied by

   b.  the applicable credit enhancement percentage from the table above; minus

   c.  any credit enhancements previously applied to Contract Value.

The credit enhancement will be added to your Contract Value and allocated to the Sub-Accounts of the Variable Annuity Account and the Guaranteed Interest Options in the same proportion as the Purchase Payment that triggers the credit enhancement calculation.

We will take back, or recapture, credit enhancements in the following circumstances:

   1) If you return your contract under the right of cancellation/free look provision, we will deduct an amount equal to all of the credit enhancements added to your contract;

   2) If a death benefit is paid, we will deduct an amount equal to all credit enhancements added to your contract within 12 months of the date any amounts are paid out as a death benefit; and

   3) If you apply amounts to provide Annuity Payments (i.e., annuitize) we will recapture all credit enhancements added to your contract within 12 months of the date you apply amounts to provide Annuity Payments.

We will never recapture more than the dollar amount of the credit enhancement added to your contract. In other words, we do not recapture investment gain or earnings attributable to credit enhancements. However, decreases in your contract's Sub-Account values, which includes the value of the Accumulation Units attributable to credit enhancements, does not diminish the dollar amount subject to recapture. Therefore, additional Accumulation Units must become subject to recapture as the value of Accumulation Units decreases. Stated differently, you bear the investment risk for the credit enhancements added to your contract because the proportionate share of any contract Owner's variable Contract Value that we recapture increases as the variable Contract Value decreases. This has the potential to dilute somewhat the contract Owner's interest in their contract as compared to other contract owners who do not trigger the recapture provision. Finally, because it is not administratively feasible to track unvested credit enhancements, we are unable to refund any asset based fees or charges that might be applied to credit enhancements which are subsequently recaptured.

The credit enhancements are treated as earnings for federal tax purposes. Credit enhancements are also treated as earnings, not Purchase Payments, when you calculate a benefit, such as an optional benefit, under the contract. Some of the guaranteed and optional benefits under this contract have an initial benefit value equal to the amount of your Purchase Payments. Since the credit enhancement is not treated as a Purchase Payment, it will not increase the initial value of that benefit. If however, a benefit calculation uses the Contract Value, such as when a benefit "resets", the current value of the credit enhancement will be reflected in the guaranteed or optional benefit.

The death benefit provided with the contract, each optional death benefit rider (except EEB II), and each optional living benefit rider has an initial benefit value based on Purchase Payments. For examples of how the credit enhancement may impact the initial values of a particular optional living benefit, please see Appendix D.

There may be circumstances under which the contract Owner may be worse off from having received the credit enhancement. For example, if the contract Owner cancels the contract during the free look period, we recapture the dollar value of all of the credit enhancements that had been credited to your contract. If the state law provides that Contract Value is returned on a free look, and if the performance of the applicable Sub-Accounts has been negative during that period, we will return the Contract Value less the credit enhancement(s). The negative performance associated with the credit enhancement will reduce the Contract Value more than if the credit enhancement had not been applied.

The credit enhancement currently being offered may be increased, decreased, or discontinued by us at any time for prospectively issued contracts. In addition, the credit enhancement feature of the contract may not be available in all states. Ask your representative if this is available in your state.

Automatic Purchase Plan

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent Purchase Payment amount is reduced to $100. You may elect Purchase Payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a Valuation Date, for example because it is a holiday or weekend, the transaction will be processed on the next Valuation Date. An APP is not available if the contract is a Simplified Employee Pension (SEP) IRA.

Purchase Payment Allocation Options

Your Purchase Payments may be allocated to a Portfolio of the Variable Annuity Account or to the DCA Fixed Account. There is no minimum amount which must be allocated to any of the allocation options. You may only allocate your Purchase Payments or Contract Value to the Fixed Account after you have elected to begin Fixed Annuity Payments.

CustomChoice Allocation Option

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is available if you purchase single or joint versions of MyPath Core Flex or MyPath Value or SureTrack Plus 90. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. In providing this allocation option, Minnesota Life is not providing investment advice or managing the allocations under your contract. This is not an investment advisory account. If you participate in this option you have sole authority to make investment allocation decisions within the defined limitations. If you choose to participate in this option you must allocate 100% of your Contract Value within the limitations set forth below.

You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. The DCA Fixed Account option is not available if you participate in the CustomChoice Allocation Option.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email.

To participate in the CustomChoice Allocation Option you must allocate 100% of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a minimum of 30% and maximum of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A

    Group B -- a minimum of 40% and maximum of 70% of your total allocation

    Group C -- a maximum of 30% of your total allocation

    Group D -- a maximum of 10% of your total allocation

    Group E -- a maximum of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 40% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.

The underlying Funds in each subgroup are:

Group A (30% - 60% - no more than 30% in any single Fund)


             -----------------------------------------------------
             Ivy Variable Insurance       .  Ivy VIP Limited-Term
             Portfolios                      Bond
               .  Ivy VIP Corporate
                  Bond
               .  Ivy VIP Government
                  Money Market
             -----------------------------------------------------

GROUP B (40% - 70%)


             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Pathfinder
             PORTFOLIOS                      Moderately
               .  Ivy VIP Pathfinder         Conservative --
                  Moderately                 Managed Volatility
                  Aggressive --           .  Ivy VIP Pathfinder
                  Managed Volatility         Moderate -- Managed
                                             Volatility
             -----------------------------------------------------


GROUP C (UP TO 30%)


 -----------------------------------------------------------------------------
 IVY VARIABLE INSURANCE PORTFOLIOS        .  Ivy VIP Pathfinder Aggressive
   .  Ivy VIP Asset Strategy              .  Ivy VIP Pathfinder Moderately
   .  Ivy VIP Balanced                       Aggressive
   .  Ivy VIP Global Equity Income        .  Ivy VIP Pathfinder Moderate
   .  Ivy VIP Core Equity                 .  Ivy VIP Pathfinder Moderately
   .  Ivy VIP Growth                         Conservative
   .  Ivy VIP Value                       .  Ivy VIP Pathfinder Conservative
 -----------------------------------------------------------------------------


GROUP D (UP TO 10%)

             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Mid Cap
             PORTFOLIOS                      Growth
               .  Ivy VIP Global Bond     .  Ivy VIP Small Cap
               .  Ivy VIP Global Growth      Core
               .  Ivy VIP                 .  Ivy VIP Small Cap
                  International Core         Growth
                  Equity
             -----------------------------------------------------

GROUP E (UP TO 5%)


             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Natural
             PORTFOLIOS                      Resources
               .  Ivy VIP Energy          .  Ivy VIP Science and
               .  Ivy VIP High Income        Technology
               .  Ivy VIP Micro Cap       .  Ivy VIP Securian
                  Growth                     Real Estate
                                             Securities
             -----------------------------------------------------


REBALANCING

If you elect to use the CustomChoice Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your Contract Value.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

Termination

To terminate participation in the CustomChoice Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.


CustomChoice II Allocation Option

In conjunction with the MyPath Core Flex and MyPath Value rider applied for on or after July 21, 2017, you have the option of participating in the CustomChoice II Allocation Option. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. In providing this allocation option, Minnesota Life is not providing investment advice or managing the allocations under your Contract. This is not an investment advisory account. If you participate in this option you have sole authority to make investment allocation decisions within the defined limitations. If you choose to participate in this option, you must allocate 100% of your Contract Value within the limitations set forth below.

You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice II Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email.

In selecting an allocation option, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market.

To participate in the CustomChoice II Allocation Option you must allocate 100% of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a minimum of 30% and a maximum of 70% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A.

    Group B -- minimum of 30% and a maximum of 70% of your total allocation.

    Group C -- maximum of 40% of your total allocation.

    Group D -- maximum of 15% of your total allocation and maximum of 10% per Fund.

    Group E -- maximum of 5% of your total allocation.

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 30% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.

GROUP A (30% - 70% - NO MORE THAN 30% IN ANY SINGLE FUND)



             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Limited-Term
             PORTFOLIOS                      Bond
               .  Ivy VIP Corporate
                  Bond
               .  Ivy VIP Government
                  Money Market
             -----------------------------------------------------



GROUP B (30% - 70%)



             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Pathfinder
             PORTFOLIOS                      Moderately
               .  Ivy VIP Balanced           Aggressive --
               .  Ivy VIP Pathfinder         Managed Volatility
                  Conservative            .  Ivy VIP Pathfinder
               .  Ivy VIP Pathfinder         Moderately
                  Moderate                   Conservative
               .  Ivy VIP Pathfinder      .  Ivy VIP Pathfinder
                  Moderate -- Managed        Moderately
                  Volatility                 Conservative --
               .  Ivy VIP Pathfinder         Managed Volatility
                  Moderately Aggressive
             -----------------------------------------------------



GROUP C (UP TO 40%)



             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Growth
             PORTFOLIOS                   .  Ivy VIP Pathfinder
               .  Ivy VIP Asset              Aggressive
                  Strategy                .  Ivy VIP Value
               .  Ivy VIP Core Equity
               .  Ivy VIP Global
                  Equity Income
             -----------------------------------------------------



GROUP D (UP TO 15% - MAX OF 10% PER FUND)



             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Mid Cap
             PORTFOLIOS                      Growth
               .  Ivy VIP Global Bond     .  Ivy VIP Small Cap
               .  Ivy VIP Global Growth      Core
               .  Ivy VIP                 .  Ivy VIP Small Cap
                  International Core         Growth
                  Equity
             -----------------------------------------------------



GROUP E (UP TO 5%)



             -----------------------------------------------------
             IVY VARIABLE INSURANCE       .  Ivy VIP Natural
             PORTFOLIOS                      Resources
               .  Ivy VIP Energy          .  Ivy VIP Science and
               .  Ivy VIP High Income        Technology
               .  Ivy VIP Micro Cap       .  Ivy VIP Securian
                  Growth                     Real Estate
                                             Securities
             -----------------------------------------------------



REBALANCING

If you elect to use the CustomChoice II Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. Rebalancing does not guarantee an investment return in your Contract Value.

Possible Changes

We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional Purchase Payments to the Contract. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

Termination

To terminate participation in the CustomChoice II Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.


Transfers

Values may be transferred between or among the Portfolios of the Variable Annuity Account. You may effect transfers or change allocation of future Purchase Payments by written request, internet (through our eService Center), or telephone transfer. We will make the transfer on the basis of Accumulation Unit values next determined after receipt of your request at our home office. You may not transfer into the DCA Fixed Account. Only new Purchase Payments may be allocated to the DCA Fixed Account. You also may not transfer into the Fixed Account. Contract Value will only be allocated to the Fixed Account after you have elected a Fixed Annuity.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require Owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements.")

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase Portfolio expenses (including brokerage or other trading costs) for all Portfolio shareholders, including long-term Owners invested in affected Portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected Portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for Owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more Owners is or would be to the disadvantage of other Owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying Portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying Portfolio has requested that we look into identified unusual or frequent activity in a Portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios' policies and procedures, Owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Speculative Investing

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.

Systematic Transfer Arrangements

We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options: (1) regular Dollar Cost Averaging ("DCA") and
(2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If the transaction is after annuitization, the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next Valuation Date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single Contract Year described above.

    Automatic Portfolio Rebalancing

Rebalancing is a technique where you instruct us to re-allocate specific Portfolios periodically to a predetermined percentage. We will re-allocate your Portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future Purchase Payments and is not limited to a maximum or minimum number of Portfolios. If you elect an optional living benefit, and you have elected the CustomChoice Allocation option, your Contract Value will automatically be rebalanced each quarter.

If you elect a Variable Annuity, you may instruct us to rebalance the variable Sub-Accounts. Rebalancing is not available for any portion that is a Fixed Annuity.

    Dollar Cost Averaging

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your Sub-Account. DCA is not available if you elect an optional living benefit that contains asset allocation requirements.

For the "regular" DCA, you must tell us the Sub-Accounts in your contract that you wish to transfer amounts out of as well as the Sub-Accounts into which you wish the amounts transferred. In addition, you must instruct us as to the dollar amount (or percentage amount) you wish transferred and the frequency (monthly, quarterly, semi-annual or annual). You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month).

Your "regular" DCA instructions will remain active until the Sub-Account is depleted in the absence of specific instructions otherwise. DCA will not affect your allocation of future Purchase Payments, is not limited to a maximum or minimum number of Portfolios, and is not available after you annuitize.

    DCA Fixed Account Option

The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new Purchase Payments to the contract -- you may not transfer into it from other investment options.

Purchase Payment amounts that you allocate to the DCA Fixed Account will be held in a fixed account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your contract. Beginning one month following the date a Purchase Payment is allocated to the DCA Fixed Account, a portion of the amount allocated will be systematically transferred over an established period of time (currently either 6 months or 12 months) to Sub-Accounts of the Variable Annuity Account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead.

Each month thereafter a portion of the allocated Purchase Payment will be transferred to the designated Sub-Accounts until the DCA Fixed Account has been depleted. In the event you allocate additional Purchase Payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate Purchase Payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.

The DCA Fixed Account is not available with Automatic Purchase Plans. If you have elected an optional living benefit with asset allocation requirements, you may use the DCA Fixed Account to allocate new Purchase Payments into your allocation plan provided you are allocating to one of the approved allocation plans currently available for your rider. If your allocation plan requires automatic rebalancing, only Contract Values in the variable sub-accounts will be rebalanced.

If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the Sub-Accounts you elected as of the Valuation Date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market Sub-Account.

The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our General Account. To the extent permitted by law we reserve the right at any time to stop accepting new Purchase Payments to the DCA Fixed Account.

Below is an example designed to show how transfers from the DCA Fixed Account might work:

                           DCA Fixed Account Example

                                     Purchase
                         DCA Fixed   Payments
                          Account  Allocated to                         DCA Fixed
Transaction               Before        DCA      Transfer to Selected Account After
   Date      Transaction Activity  Fixed Account     Sub-Accounts       Activity
-----------  ----------- --------- ------------- -------------------- -------------
  June 1      Purchase      --       20,000.00            --            20,000.00
              Payment

  July 1      Monthly    20,032.58      --             1,669.38         18,363.20
              Transfer                              (=20,032.58/12)

 August 1     Monthly    18,394.11      --             1,672.19         16,721.92
              Transfer                              (=18,394.11/11)

 August 15    Purchase   16,734.63   10,000.00            --            26,734.63
              Payment

September 1   Monthly    26,759.30      --             2,675.93         24,083.37
              Transfer                              (=26,759.30/10)

To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, Purchase Payments totaling $20,000 are allocated to the 12 month DCA Fixed Account. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%.

On July 1, one month after the first Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $20,032.58. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,669.38 ($20,032.58 /12) is transferred into the variable Sub-Accounts you previously selected.

On August 1, two months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $18,394.11. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,672.19 ($18,394.11 /11) is transferred into the variable Sub-Accounts you previously selected.

On August 15, the value of the DCA Fixed Account is $16,734.63. An additional Purchase Payment of $10,000 is allocated to the DCA Fixed Account resulting in a DCA Fixed Account value of $26,734.63. Since this additional Purchase Payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.

On September 1, three months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $26,759.30. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,675.93 ($26,759.30 /10) is transferred into the variable Sub-Accounts you previously selected.

This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.

Purchase Payments and Value of the Contract

    Crediting Accumulation Units

During the accumulation period each Purchase Payment is credited on the Valuation Date on or following the date we receive the Purchase Payment at our home office. We will credit your Purchase Payments allocated to the Variable Annuity Account, to your contract in the form of Accumulation Units. The number of Accumulation Units credited with respect to each Purchase Payment is determined by dividing the portion of the Purchase Payment allocated to each Sub-Account by the then current Accumulation Unit value for that Sub-Account.

The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the value of an Accumulation Unit will vary from Valuation Date to Valuation Date to reflect the investment experience of the Portfolio(s).

We will determine the value of Accumulation Units on each day on which each Portfolio is valued. The net asset value of the Portfolios' shares shall be computed once daily, and, in the case of government money market Portfolio, after the declaration of the daily dividend, as of the close of the New York Stock Exchange ("Exchange") (generally, 3:00 p.m., Central Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that Portfolio's securities will not materially affect the current net asset value of that Portfolio's shares;

  . days during which none of that Portfolio's shares are tendered for redemption and no order to purchase or sell that Portfolio's shares is received by that Portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of Accumulation Units for any given Sub-Account will be the same for all Purchase Payments we receive at our home office on that day prior to the close of the Exchange. Purchase Payments received after the close of business of the Exchange will be priced on the next Valuation Date.

In addition to providing for the allocation of Purchase Payments to the Sub-Account of the Variable Annuity Account, the contracts allow you to allocate Purchase Payments to the DCA Fixed Account for accumulation at a guaranteed interest rate.

    Value of the Contract

The Contract Value of your contract at any time prior to when Annuity Payments begin can be determined by multiplying the number of Accumulation Units of each Portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the Guaranteed Interest Options. There is no assurance that your Contract Value will equal or exceed your Purchase Payments.

    Accumulation Unit Value

The value of an Accumulation Unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first Valuation Date of the Sub-Account. The value of an Accumulation Unit on any subsequent Valuation Date is determined by multiplying:

  . the value of that Accumulation Unit on the immediately preceding Valuation Date by,

  . the Net Investment Factor for the applicable Sub-Account (described below) for the valuation period just ended.

The value of an Accumulation Unit any day other than a Valuation Date is its value on the next Valuation Date.

Net Investment Factor for Each Valuation Period

The Net Investment Factor is an index used to measure the investment performance of a Sub-Account of the Variable Annuity Account from one valuation period to the next. For any Sub-Account, the Net Investment Factor for a valuation period is the gross investment rate for that Sub-Account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.15% for B Series and 1.55% for L Series per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of 0.15% per annum. If you elected an optional benefit with a daily Separate Account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

Redemptions, Withdrawals and Surrender

Prior to the date Annuity Payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a Qualified Contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require Owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the Valuation Date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the Variable Annuity Account and any amounts in the DCA Fixed Account on a proportionate basis.

Your Contract Value will be reduced by the amount of your withdrawal and any applicable deferred sales charge.

If a withdrawal leaves you with a Contract Value of less than $2,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before Annuity Payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single lump sum. The surrender value of your contract is the Contract Value computed as of the Valuation Date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a lump sum payment, you may elect an annuity. In most cases, once Annuity Payments begin, you cannot surrender the annuity benefits and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

Modification and Termination of the Contract

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect your rights under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its Contract Value if:

  . no Purchase Payments are made for a period of two or more full Contract Years, and

  . the total Purchase Payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the Contract Value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the Contract Anniversary unless we receive an additional Purchase Payment before the end of that ninety day period. We will not terminate your contract solely because of poor Sub-Account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply. We will also not terminate any contract that includes an optional living benefit rider that provides for continuation of benefits and you are in compliance with the rider's terms for continuation. Please see the section of this Prospectus entitled "Optional Living Benefit Riders" for additional information.

Assignment

If the contract is a Qualified Contract, then:

  . your interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is a Non-Qualified Contract, any person's interest in the contract may be assigned. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

Deferment of Payment

We will make all payments (including withdrawals, surrenders, and Annuity Payments) and transfers within seven days after the date the transaction request is received by us in good order, unless the payment or transfer is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or

  .  other periods the SEC by order permits for the protection of the Owners.

See the section entitled "The General Account" for additional restrictions on withdrawals from the General Account.

Confirmation Statements and Reports

You will receive confirmation statements of any unscheduled Purchase Payment, transfer, or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of Accumulation Units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, Automatic Purchase Plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the DCA Fixed Account.

Contract Charges and Fees

Deferred Sales Charge

No sales charge is deducted from a Purchase Payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC may be referred to as a surrender charge in the contract in some states. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 8% may apply to partial withdrawals and surrenders. The DSC will be deducted proportionately from the DCA Fixed Account and all Sub-Accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each Purchase Payment. All Purchase Payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest Purchase Payment first. It applies only to withdrawal or surrender of Purchase Payments. The applicable DSC percentage is as shown in the table below:

                Years Since Purchase Payment  B Series L Series
                ----------------------------  -------- --------
                           0-1                   8%       8%
                           1-2                   8%       8%
                           2-3                   7%       7%
                           3-4                   6%       6%
                           4-5                   6%       0%
                           5-6                   5%       0%
                           6-7                   4%       0%
                           7-8                   3%       0%
                     8 and thereafter            0%       0%

The amount of the DSC is determined by:

  . calculating the number of years each Purchase Payment being withdrawn has been in the contract;

  . multiplying each Purchase Payment withdrawn by the appropriate sales charge percentage in the table; and

  . adding the DSC from all Purchase Payments so calculated. This amount is then deducted from your Contract Value.

Example Assuming that all amounts to be withdrawn are subject to a DSC in a B Series contract. If the Owner requests a withdrawal of $1,000, and the applicable sales charge is 8% (because the Purchase Payment was made within the last 2 years), the Owner will receive $1,000, the sales charge will be $86.96 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the Contract Value will equal $1,086.96.

The DSC will not apply to:

  . Amounts withdrawn in any Contract Year that are less than or equal to the annual "free amount." The free amount is equal to 10% of any Purchase Payments not previously withdrawn and received by us during the current Contract Year plus the greater of: (1) Contract Value less Purchase Payments not previously withdrawn, each as of the most recent Contract Anniversary; or (2) 10% of the sum of Purchase Payments not previously withdrawn and still subject to DSC as of the most recent Contract Anniversary. The free amount does not apply upon a surrender.

  . The difference, in any Contract Year, between a required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract for a single calendar year and any annual "free amount" allowed. However, if you withdraw the required minimum distribution for two calendar years in a single Contract Year, DSC may apply. Amounts withdrawn to satisfy the required minimum distribution will reduce the free amount available for the Contract Year. We may modify or eliminate this right if there is any change to the Code or regulations regarding required minimum distributions, including guidance issued by the IRS.

  . Amounts withdrawn to pay the annual maintenance fee, any transfer charge, or any periodic charge for an optional benefit rider.

  . Amounts payable as a death benefit upon the death of the Owner or the Annuitant, if applicable.

  .  Amounts applied to provide Annuity Payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a Qualified Contract (including, for example, IRAs).

  . A surrender or withdrawal requested any time after the first Contract Anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first Contract Anniversary and in the event that you are diagnosed with a terminal condition as described below.

  . Withdrawals in a Contract Year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased a MyPath Lifetime Income optional rider.

Hospital and Medical Care or Terminal Condition Waiver

A surrender or withdrawal request made any time after the first Contract Anniversary due to the Owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Hospital and Medical Care Waiver). The request must be made while the Owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:

  .  prescribed by a licensed Physician in writing; and

  . based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first Contract Anniversary in the event the Owner is diagnosed with a terminal condition will also not be subject to a DSC (Terminal Condition Waiver). A terminal condition for this purpose is a condition which:

  .  is diagnosed by a licensed Physician; and

  .  is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the Owner's confinement or terminal condition in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the Owner, the Annuitant or a member of either the Owner's or the Annuitant's immediate families.

If the Owner of this contract is not a natural person, such as a trust or other similar entity, waiver benefits due to hospital or medical care confinement or terminal condition will be based upon the Annuitant.

If the Owner, or Annuitant in the case of an Owner that is not a natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new Owner or Annuitant is eligible for these waivers.

The Hospital and Medical Care or Terminal Condition Waiver may not be available in every state and the provisions may vary based on the state where the contract is issued.

Mortality and Expense Risk Charge

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly Annuity Payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that Annuitant lives or all Annuitants as a group live. This assures you that neither the Annuitant's longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly Annuity Payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the Variable Annuity Account at the following annual rate of the net asset value during the accumulation period:

                                 B Series   1.15%
                                 L Series   1.55%

During the annuity period the annual rate is 1.20% for all contract series.

Administrative Charge

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of Purchase Payments, forwarding amounts to the Portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the Variable Annuity Account at the annual rate of 0.15% of the net asset value of the Variable Annuity Account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all series of the contract. Since the charge is taken from a contract on each Valuation Date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

Annual Maintenance Fee

We charge an annual maintenance fee for maintaining the records and documents with each contract for all contract series. This fee is $50 and it will be deducted on each Contract Anniversary and at surrender of the contract proportionately from your Contract Value allocated to the Variable Annuity Account. We waive this fee if the greater of your Purchase Payments, less withdrawals, or your Contract Value is $50,000 or more at each Contract Anniversary.

Optional Contract Rider Charges

If you elect one of the optional death benefits and/or one of the other optional contract riders, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

We reserve the right to change the current charges for optional contract riders that are issued in the future. Any changes in the charges will not exceed the maximum charges listed in the section of this Prospectus entitled "Contract Charges and Expenses -- Other Optional Benefit Charges." If we change the current charges, they will only apply to the optional riders applied for on or after the effective date of the change. We may decide to change the rider charge in our sole discretion.

Highest Anniversary Value II (HAV II) Death Benefit Option -- Charge

  . If you purchase the HAV II optional death benefit, we will deduct an HAV II death benefit charge (HAV II charge) on a quarterly basis for expenses related to this optional benefit. The annual HAV II charge is equal to 0.30% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the HAV II charge (0.075%) will be multiplied by the death benefit on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Death Benefits -- Optional Death Benefit Riders" for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

Premier II Death Benefit (PDB II) Option -- Charge

  . If you purchase the PDB II optional death benefit, we will deduct a PDB II death benefit charge (PDB II charge) on a quarterly basis for expenses related to this optional benefit. The annual PDB II charge is equal to 0.80% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the PDB II charge (0.20%) will be multiplied by the death benefit on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Death Benefits -- Optional Death Benefit Riders" for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

Premier Protector Death Benefit (Premier Protector DB) Option -- Charge

  . If you purchase the Premier Protector DB, we will deduct a charge on a quarterly basis for expenses related to this optional benefit. The annual Premier Protector DB charge is equal to 0.90% of the Premier Protector DB value. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the Premier Protector DB charge (0.225%) will be multiplied by the Premier Protector DB value on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Death Benefits -- Optional Death Benefits" for details on how the Premier Protector DB value is determined. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your contract annuitized. Additionally, the charge does not apply during the Acceleration Period. See the section entitled "Death Benefits -- Optional Death Benefit Riders" for details on the

     Acceleration Period. At rider termination, a portion of the charge for the period of time between the last quarterly charge and the date of termination will be deducted.

Estate Enhancement Benefit II (EEB II) Option -- Charge

  . If you purchase the EEB II optional benefit, we will deduct an annual EEB II benefit charge for expenses related to this optional benefit. The EEB II charge is equal to 0.25% annually of the Contract Value allocated to the Variable Annuity Account and this amount will be deducted daily from amounts held in the Variable Annuity Account. This charge will also be applied as a reduction to the interest rate for any portion of your Contract Value allocated to the Guaranteed Interest Options available with this option. The reduced interest rate will in no event be less than the minimum guaranteed interest rate for your contract. See the "Death Benefits -- Optional Death Benefit Riders" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

MyPath Highest Anniversary Death Benefit (MyPath DB) (Single and Joint) Option -- Charge

  . If you purchase either the single or joint version of the MyPath DB optional death benefit, we will deduct a MyPath DB death benefit charge (MyPath DB charge) on a quarterly basis for expenses related to this optional benefit. The annual MyPath DB charge is equal to 0.40% of the Highest Anniversary Death Benefit. It is possible that the death benefit amount under the contract may be higher than the Highest Anniversary Death Benefit amount, but the charge for the rider is based on the Highest Anniversary Death Benefit amount. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the MyPath DB charge (0.10%) will be multiplied by the Highest Anniversary Death Benefit on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Death Benefits -- Optional Death Benefit Riders" for details on how the Highest Anniversary Death Benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MyPath Core Flex (Single and Joint) Option -- Charge

  . If you purchase the MyPath Core Flex optional benefit, we will deduct a MyPath Core Flex benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.20% for MyPath Core Flex -- Single and 1.30% for MyPath Core Flex -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.00% for MyPath Core Flex -- Single and MyPath Core Flex -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.30% for MyPath Core Flex -- Single, and 0.325% for MyPath Core Flex -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

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MyPath Ascend 2.0 (Single and Joint) Option -- Charge

  . If you purchase the MyPath Ascend 2.0 optional benefit, we will deduct a MyPath Ascend 2.0 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend 2.0 -- Single and 1.50% for MyPath Ascend 2.0 -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend 2.0 -- Single and MyPath Ascend 2.0 -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend 2.0 -- Single, and 0.375% for MyPath Ascend 2.0 -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MyPath Ascend (Single and Joint) Option -- Charge

  . If you purchase the MyPath Ascend optional benefit, we will deduct a MyPath Ascend benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend -- Single and 1.50% for MyPath Ascend -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend -- Single and MyPath Ascend -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend -- Single, and 0.375% for MyPath Ascend -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MyPath Summit (Single and Joint) Option -- Charge

  . If you purchase the MyPath Summit optional benefit, we will deduct a MyPath Summit benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Summit -- Single and 1.50% for MyPath Summit -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Summit -- Single and MyPath Summit -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Summit -- Single, and 0.375% for MyPath Summit -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

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MyPath Value (Single and Joint) Option -- Charge

  . If you purchase the MyPath Value optional benefit, we will deduct a MyPath Value benefit charge on a quarterly basis for expenses related to this optional benefit. The annual charge for this rider is as follows:


       . For Contracts Applied for Before May 1, 2017. Annual charge of 0.45% for MyPath Value -- Single and 0.55% for MyPath Value -- Joint, of the greater of the Contract Value or benefit base.

       . For Contracts Applied for On or After May 1, 2017. Annual charge of 0.55% for MyPath Value -- Single and 0.65% for MyPath Value -- Joint, of the greater of the Contract Value or benefit base.


     The maximum possible charge for this rider is 1.00% for MyPath Value -- Single and MyPath Value -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

SureTrack Plus 90 Option -- Charge

  . If you purchase the SureTrack Plus 90 optional benefit, we will deduct a SureTrack Plus 90 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.30% of the accumulation base. The maximum possible charge for this rider is 2.00% of the accumulation base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.325%) will be multiplied by the accumulation base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the accumulation base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

Premium Taxes

Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

Transfer Charges

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.

Underlying Portfolio Charges

There are deductions from and expenses paid out of the assets of the Portfolio companies that are described in the prospectuses of those Portfolios.

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Annuitization Benefits and Options

Annuity Payments

When you elect Annuity Payments to commence, or annuitize, you elect to convert your Contract Value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. Annuity Payments will be made to you, unless you designate another payee acceptable to us, and you will receive tax reporting on those payments.

You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your Contract Value will be reduced by the amount you annuitize. If you choose a partial annuitization in a Non-Qualified Contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated proportionately between each portion (i.e., the deferred portion and the annuitized portion) of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Code is unclear.

Values will be allocated at your direction to our Fixed Account for purposes of providing a Fixed Annuity Payment and to the Sub-Accounts of the Variable Annuity Account for purposes of providing Variable Annuity Payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, Annuity Payments are determined by several factors:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b)  the age and gender of the Annuitant and any joint Annuitant,

c)  the type of Annuity Payment option you select, and

d)  the investment performance of the Portfolios you select.

The amount of the Variable Annuity Payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The Owner will receive the value of a fixed number of Annuity Units each month. The value of those units, and thus the amounts of the monthly Annuity Payments will, however, reflect investment gains and losses and investment income of the Portfolios. In other words, the Annuity Payments will vary with the investment experience of the assets of the Portfolios you select. The dollar amount of payment determined for each Sub-Account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is automatically terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining Annuity Payments, depending on the annuity option used. You should refer to the section of this Prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

Electing the Retirement Date and Annuity Option

You may elect to begin Annuity Payments immediately or at a future date you specify. If you do not elect to begin Annuity Payments, Annuity Payments will begin on the Annuity Commencement Date.

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You may request a change in the Annuity Commencement Date at any time before the Maturity Date. You must notify us in writing at least 30 days before Annuity Payments are to begin. Under the contract, if you do not make an election for an Annuity Commencement Date, Annuity Payments will begin automatically on the Maturity Date. The Maturity Date is the first of the month on or after the 95/th/ or 100/th/ birthday of the oldest Annuitant. Consult your contract for the date applicable to you.

The contract permits an Annuity Payment to begin on the first day of any month. The minimum first Annuity Payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first Annuity Payment would be less than our rules then in effect, we may fulfill our obligation by paying in a single sum the surrender value of the contract. Alternatively, we may change the payment frequency to meet our minimum payment requirements. We currently require each Annuity Payment to be at least $50, which we may change in our sole discretion. The maximum amount which may be applied to provide a Fixed Annuity under the contract without our prior consent is $1,000,000.

Annuity Options

The contract provides for three annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a Variable Annuity or a Fixed Annuity basis, or a combination of the two. We may make other annuity options available on request. If a period certain annuity option is available and elected by you, at any time prior to the Annuitant's death, you may elect to withdraw the Commuted Value of any portion of the remaining Annuity Payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the Fixed Account.

If you fail to elect an annuity option a Variable Annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

Option 1 -- Life Annuity This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant and it terminates with the last scheduled payment preceding the death of the Annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment, two if the Annuitant died before the due date of the third Annuity Payment, etc.

Option 2 -- Life Annuity with a Period Certain of 120 Months (Option 2A), 180 Months (Option 2B), or 240 Months (Option 2C) This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant, with the guarantee that if the Annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

Option 3 -- Joint and Last Survivor Annuity This is an Annuity Payment option which is payable monthly during the joint lifetime of the Annuitant and a designated joint Annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitants both died prior to the due date of the second Annuity Payment, two if they died before the due date of the third Annuity Payment, etc.

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If you have elected one of the MyPath Lifetime Income optional riders, it is still in effect when you reach the maximum Maturity Date, and the oldest Annuitant is a Designated Life under the rider, we will offer you an additional annuity option. The annuity option will provide a Fixed Annuity Payment equivalent on an annual basis to your current GAI for the remainder of the life of the Designated Life (or both Designated Lives, as appropriate), as further described in the section of this Prospectus entitled "Optional Living Benefit Riders." These options will generally be more favorable when your remaining benefit value is greater than the current Contract Value and you believe it is unlikely your Contract Value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

Calculation of Your First Annuity Payment

The Contract Value, less any credit enhancements applied within the most recent 12-month period, is available to provide Annuity Payments. Some states impose a premium tax which we apply at the time you elect Annuity Payments. These taxes may vary based on the type of employer sponsored retirement plan or Qualified Contract involved and we may deduct these amounts from the amount available to provide Annuity Payments.

The amount of the first monthly payment depends on the Annuity Payment option elected, gender (except in tax-qualified employer sponsored retirement plans or Qualified Contracts that require the use of genderless rates), and the adjusted age of the Annuitant and any joint Annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for Fixed or Variable Annuity Payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a Variable Annuity Payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each Sub-Account of the Variable Annuity Account. A number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value for each Sub-Account. Thereafter, the number of Annuity Units remains unchanged during the period of Annuity Payments, except for transfers and in the case of certain joint Annuity Payment options which provide for a reduction in payment after the death of the Annuitant.

A 4.50% Assumed Investment Return (AIR) is used for the initial Variable Annuity Payment determination. This would produce level Annuity Payments if the Net Investment Factor remained constant at 4.50% per year. Subsequent Variable Annuity Payments will decrease, remain the same or increase depending upon whether the actual Net Investment Factor is less than, equal to, or greater than 4.50%. (See section entitled 'Value of the Annuity Unit').

Annuity Payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin Annuity Payments at least thirty days prior to the Annuity Commencement Date.

Amount of Subsequent Variable Annuity Payments

The dollar amount of the second and later Variable Annuity Payments is equal to the number of Annuity Units determined for each Sub-Account multiplied by the current Annuity Unit value for that Sub-Account. This dollar amount may increase or decrease from month to month.

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Value of the Annuity Unit

The value of an Annuity Unit for each Sub-Account of the Variable Annuity Account will vary to reflect the investment experience of the applicable Portfolio(s). It will be determined by multiplying:

(a) the value of the Annuity Unit for that Sub-Account for the preceding Valuation Date by;

(b) the Net Investment Factor for that Sub-Account for the Valuation Date for which the Annuity Unit value is being calculated; and by

(c) a factor that neutralizes the Assumed Investment Return. This factor reverses the Assumed Investment Return (AIR) which is used to calculate the initial variable payment and Annuity Units. It substitutes the performance of the underlying Funds in place of the AIR to determine the increase or decrease in the value of the Annuity Units.

Transfers after you have Annuitized your Contract

After you annuitize, we hold amounts as "reserves" for our obligations to make Annuity Payments under your contract. Reserves reflect the present value of expected future Annuity Payments based upon the then current Variable Annuity Payment amount. You specify where we hold those reserves by choosing your payment allocation. If you specify a Sub-Account of the Variable Annuity Account, then the amount of your Annuity Payments will vary with the performance of that Sub-Account. Amounts held as annuity reserves may be transferred among the Sub-Accounts as elected by you.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the Annuity Payment subject to the transfer. A transfer request received less than 3 days prior to the Annuity Payment due date will be made as of the next Annuity Payment due date.

  . Your transfer must be for the lesser of $1,000 or the entire reserve amount in the applicable Sub-Account.

Upon request, we will provide you with annuity reserve amount information by Sub-Account.

A transfer will be made on the basis of Annuity Unit values. The number of Annuity Units being transferred from the Sub-Account will be converted to a number of Annuity Units in the new Sub-Account. The Annuity Payment option will remain the same and cannot be changed. After this conversion, a number of Annuity Units in the new Sub-Account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of Annuity Units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a Variable Annuity may not be transferred to a Fixed Annuity, and amounts held as reserves to pay a Fixed Annuity may not be transferred to a Variable Annuity, during the annuity period.

When we receive a request to make transfers of annuity reserves it will be effective for future Annuity Payments.

Death Benefits

Before Annuity Payments Begin

If you die before Annuity Payments begin, we will pay the death benefit to the beneficiary. If the Owner of this contract is not a natural person, such as a trust or other similar entity, we will pay the

                                                                        Page 41

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death benefit to the beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Optional Living Benefit Riders" for the specific optional benefit details.

The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the Contract Value on the date we receive due proof of death will be directed into the Guaranteed Interest Options or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. However, amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:

(a) the Contract Value; or

(b) the total amount of Purchase Payments, adjusted on a Pro-rata Basis for partial withdrawals (including any DSC that applied to the partial withdrawal); or

(c) if a death benefit is payable under an optional death benefit that you purchased when your contract was issued, the value due under the selected optional death benefit rider. (See the section entitled "Optional Death Benefit Riders" for details of this calculation.)

The death benefit will then be reduced by any credit enhancements applied to your Contract Value within 12 months of the date of payment. Any remaining amounts in the DCA Fixed Account as of the date we are notified of a death will be transferred to the government money market Sub-Account.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the Contract Value) shall continue to be affected by the Sub-Account performance as allocated by the Owner. The beneficiary has the right to allocate or transfer to any available Sub-Account option, subject to the same limitations imposed on the Owner. If there are multiple beneficiaries, all of the beneficiaries must agree to the allocation or transfer.

We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death.

Surviving Spouse Option

If the entire death benefit is payable to the sole designated beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the Contract Value in the form of a death benefit.

Beneficiary other than the Surviving Spouse

If the designated beneficiary is a person other than the Owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as Annuity Payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the Owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the Owner.

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Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code.

Payment to the designated beneficiary, other than in a lump sum, may only be elected by the designated beneficiary during the sixty (60) day period following the date we receive due proof of death.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or not be applicable. Please refer to the Section of this Prospectus entitled "Optional Death Benefit Riders" for details.

If death occurs before Annuity Payments begin:

                  If:                                   Then:
 -----------------------------------------------------------------------------
 The Owner dies; and                    The joint Owner receives the death
   .  there is a surviving joint        benefit
      Owner; and
   .  the Annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
 The Owner dies; and                    The designated beneficiary receives
   .  there is no joint Owner; and      the death benefit
   .  the Annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
 The Owner dies; and                    Owner's estate receives the death
   .  there is no joint Owner and       benefit
   .  there is no designated
      beneficiary (or all of the
      beneficiaries pre-decease the
      Owner); and
   .  the Annuitant is either living
      or deceased
 -----------------------------------------------------------------------------
 The Annuitant dies; and                The Owner may name a new Annuitant
   .  Owner is living
 -----------------------------------------------------------------------------
 The Annuitant dies; and                The designated beneficiary receives
   .  the Owner is not a natural        the death benefit
      person, such as a trust
 -----------------------------------------------------------------------------
 The Annuitant dies; and                The Owner receives the death benefit
   .  the Owner is not a natural
      person, such as a trust; and
   .  there is no designated
      beneficiary (or all of the
      beneficiaries pre-decease the
      Annuitant)
 -----------------------------------------------------------------------------

Optional Death Benefit Riders

At the time you purchase your contract you may elect optional death benefits. You must be 75 years old or less in order to elect HAV II, PDB II, or EEB II. You must be 70 years old or less in order to elect MyPath DB or Premier Protector DB. You may only elect these options when you submit your application. Once you elect an optional death benefit rider, you may not cancel it. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Charges"

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for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.

-----------------------------------------------------------------------------------------------
                             Available if no       Optional Death Benefit    Optional Living
Optional Death Benefit  Optional Living Benefit is    Riders it may be    Benefit Riders it may
       Riders                    Elected?               Elected With         be Elected With
-----------------------------------------------------------------------------------------------
Premier Protector DB               Yes                     None                   None
-----------------------------------------------------------------------------------------------
HAV II                             Yes                    EEB II                  None
-----------------------------------------------------------------------------------------------
PDB II                             Yes                    EEB II                  None
-----------------------------------------------------------------------------------------------
EEB II                                                   HAV II or
                                   Yes                    PDB II                  None
-----------------------------------------------------------------------------------------------
My Path DB -- Single                                                       MyPath Core Flex --
                                                                                Single or
                                                                             MyPath Value --
                                   No                      None                  Single
-----------------------------------------------------------------------------------------------
My Path DB -- Joint                                                        MyPath Core Flex --
                                                                             Joint or MyPath
                                   No                      None              Value -- Joint
-----------------------------------------------------------------------------------------------

After the first Contract Anniversary following the effective date of the optional death benefit, Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or death benefit. This restriction does not apply to Purchase Payments made during the first Contract Year following the effective date of the optional death benefit.

Highest Anniversary Value II (HAV II) Death Benefit Option

The HAV II death benefit option provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries as described below.

The initial Highest Anniversary Value is equal to the Purchase Payments received on the rider effective date. Thereafter, the Highest Anniversary Value will be determined on every Contract Anniversary prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). On the day your death benefit is determined, the Highest Anniversary Value is equal to the greater of:

(a) the Contract Value; or

(b) the previous Highest Anniversary Value increased by any Purchase Payments and reduced on a Pro-rata Basis for amounts withdrawn since the previous Highest Anniversary Value was determined.

There will be no further Highest Anniversary Values determined after the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). However, where joint Owners exist, if the surviving Owner continues the contract after the death of the first Owner, determination of new Highest Anniversary Values may resume on the next Contract Anniversary until the Contract Anniversary following the 80th birthday of surviving Owner.

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We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.

This death benefit option will terminate on the earliest of:

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;

  .  the Contract Value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix E for examples of how this optional death benefit works.

Premier II Death Benefit Option

The Premier II death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value.

The Highest Anniversary Value is determined in the manner described in the section entitled "Highest Anniversary Value II (HAV II) Death Benefit Option" above. The initial 5% Increase Value is equal to the Purchase Payments received on the rider effective date. Thereafter, the 5% Increase Value is determined as follows:

Prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:

(a) Contract Value in the Guaranteed Interest Options; and

(b) Purchase Payments and transfers into the Variable Annuity Account less withdrawals and transfers out of the Variable Annuity Account, accumulated at an interest rate of 5% compounded annually until the earlier of the date we receive proof of death or the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person) (the Variable Portion).

After the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:

(a) Contract Value in the Guaranteed Interest Options; and

(b) the Variable Portion of the 5% Increase Value calculated as of the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), less withdrawals and transfers out of the Variable Annuity Account after that date.

The 5% Increase Value shall not exceed 200% of the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.

We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.

This death benefit option will terminate on the earliest of:

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;

  .  the Contract Value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix F for examples of how this optional death benefit works.

Premier Protector Death Benefit Option

The Premier Protector DB death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 4% Increase Value. The death benefit value may be accelerated in the event the Owner or Annuitant, in the case of non-natural ownership, meets the eligibility requirements as described below.

Before electing this optional death benefit, you should consider the following:

  .  This death benefit is not long term care or nursing home insurance.
  . This death benefit may not be elected if, at the time of application, either Owner (or Annuitant in the case of an Owner who is not a natural person):
       a) Cannot perform all of the Activities of Daily Living; or
       b) Is confined to a nursing home or skilled nursing facility.
  . The death benefit may not be accelerated during the one year period following contract issue.
  . Withdrawals or surrender of Contract Value during the acceleration period will be subject to taxation in the same manner as any other withdrawal. You may wish to consult your tax advisor before electing to accelerate your benefit.

Premier Protector Death Benefit Value

The value of the Premier Protector Death Benefit is the greater of the
(a) Highest Anniversary Value and the 4% Increase Value.

The Highest Anniversary Value and 4% Increase Value will continue to increase until the earlier of the following:

   (a) the date we receive due proof of death;
   (b) the date the acceleration period begins; or

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

   (c) the Last Increase Date which is the Contract Anniversary on or following the 85/th/ birthday of the oldest Owner or the oldest Annuitant, in the case of an Owner who is not a natural person.

    The initial Highest Anniversary Value is equal to the Purchase Payments received on the Rider Effective Date.

    During each Contract Year, prior to and including the Last Increase Date, the Highest Anniversary Value will increase by any Purchase Payments received.

    On every subsequent Contract Anniversary, prior to and including the Last Increase Date, if the Contract Value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the Contract Value.

    The initial 4% Increase Value is equal to the Purchase Payments received on the Rider Effective Date.

    The 4% Increase Value is increased by any additional Purchase Payments received and accumulated for interest at 4% to the Last Increase Date.

    Any withdrawal and associated charges will reduce the Highest Anniversary Value and the 4% Increase Value on a Pro-rata Basis at the time of the withdrawal.

We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death.

Acceleration Feature of Premier Protector DB

The Premier Protector DB provides the ability to accelerate the death benefit if the Owner or the Annuitant, if the Owner is a not a natural person, meets certain eligibility requirements. In order to be eligible for the accelerated death benefit, the Owner, or the Annuitant if the Owner is not a natural person, must be certified by a licensed health care practitioner as meeting the definition of Chronic Illness or Terminal Illness as described below:

   --  Chronic Illness is permanent condition where the individual is:

       . Unable to perform, without substantial assistance from another person, at least two Activities of Daily Living due to loss of functional capacity; or
       . Requires substantial supervision to protect the individual from threats to health and safety due to severe cognitive impairment.

   -- Terminal Illness is a diagnosis expected to result in death within 12 months.

Once we receive due proof of benefit eligibility and benefit election, the acceleration period of the Premier Protector DB begins. The acceleration period ends when the Premier Protector DB is terminated. A waiting period of one year starting on the Rider Effective Date along with a 90 day elimination period, that can run concurrently with the waiting period, must be satisfied prior to any accelerated death benefits being paid.

The value of the Premier Protector DB will be determined as of day we receive due proof of benefit eligibility and benefit election. If the date we receive due proof of benefit eligibility and benefit election is not a Valuation Date, the Premier Protector DB will be determined at the next Valuation Date. Any amounts in excess of the Contract Value will be paid as a death benefit adjustment and added to the Contract Value.

Once the acceleration feature of the Premier Protector DB is triggered, the Contract Value will be transferred into the Fixed Account. Transfers out of the Fixed Account into Sub-Accounts are not permitted during the acceleration period. Any withdrawals or surrender from the Fixed Account will not be subject to a Deferred Sales Charge.

Once acceleration of the Premier Protector DB Benefit is elected, it cannot be cancelled. No additional purchase payments may be made and no additional rider charges will be deducted.

During the acceleration period the death benefit provided by this rider is the Contract Value, which is the remaining value in the Fixed Account.

Premier Protector DB Termination

If prior to the acceleration period, the rider will automatically terminate at the earliest of:

   (a) the date we receive due proof of death of either Owner (or either Annuitant in the case of an Owner who is not a natural person);
   (b) termination or surrender of the contract;
   (c) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;
   (d) the Contract Value equals zero; or
   (e) the date of an ownership change or assignment under the contract unless:
       . the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or
       . the assignment is for the purposes of effectuating a 1035 exchange of the contract.

If during the acceleration period, the rider will automatically terminate at the earliest of:

   (a) the date we receive due proof of death of any remaining Owner who satisfied Accelerated Benefit Eligibility;
   (b) the date we receive due proof of death of either Annuitant in the case of an Owner who is not a natural person;
   (c) termination or surrender of the contract;
   (d) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;
   (e) the Contract Value equals zero; or
   (f) the date of an ownership change or assignment under the contract unless:
       . the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or the assignment is for the purposes of effectuating a 1035 exchange of the contract.

See Appendix P for examples of how this optional death benefit works.

Estate Enhancement Benefit II (EEB II) Option

This optional contract rider may provide an additional amount to be added to the death benefit proceeds that become payable upon any Owner's death. It is designed to help pay expenses that may be due upon an Owner's death. We do not guarantee that the amounts provided by the EEB II option will

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be adequate to cover any such expenses that any heirs may have to pay. If any
Owner dies before Annuity Payments begin, we will pay the EEB II benefit of this contract to the beneficiary. If the Owner of the contract is other than a natural person, such as a trust or other similar entity, we will pay the EEB II benefit to the beneficiary on the death of the Annuitant.

The EEB II benefit will be the EEB II Percentage (as described below) multiplied by the lesser of:

(a) the Contract Value less Purchase Payments not previously withdrawn; or

(b) 200% of the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.

The EEB II Percentage depends on the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner). The age used in determining the EEB II benefit is determined at the time the rider is issued, and it will not be adjusted upon a change of Owner or Annuitant. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is less than 70 years at the time the rider is issued, the EEB II Percentage is equal to 40%. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is 70 years or older at the time the rider is issued, the EEB II Percentage is equal to 25%.

The value of the EEB II benefit will be determined as of the Valuation Date coincident with or next following the day we receive proof of death at our home office. Any amounts due as an EEB II benefit will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Annuity Account based on the same proportion that each bears to the Contract Value on the date the benefit is calculated. If the Contract Value is less than Purchase Payments not previously withdrawn, the EEB II benefit is zero and no adjustment will apply.

If a surviving spouse is the sole beneficiary and elects to assume his or her deceased spouse's contract, he or she may elect to:

(a) have any amount due under the EEB II benefit paid and this rider will terminate; or

(b) continue this rider such that the EEB II benefit is payable on his or her death instead of the death of the Owner or Annuitant, as applicable.

If no election is made within 30 days following the date we receive proof of death at our home office, the EEB II benefit, if any, will be paid and the rider terminated under option (a) Option (b) may only be exercised one time per contract, and will not be an option upon the death of the surviving spouse.

This rider will terminate on the earliest of:

  .  the payment of the EEB II benefit available;

  . the payment of all death benefits available under the contract or optional death benefit riders;

  .  termination or surrender of the contract;

  . the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;

  .  the Contract Value equals zero; or

  .  the date of an ownership change or assignment under the contract unless:
     (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

                                                                        Page 49

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See Appendix G for examples of how this optional death benefit works.

MyPath Highest Anniversary Death Benefit (MyPath DB) (Single and Joint) Option

MyPath DB is an optional death benefit rider that is only available if you elect a MyPath Core Flex or MyPath Value optional living benefit rider. If you also elect the MyPath DB, you will receive the single (MyPath DB -- Single) or joint (MyPath DB -- Joint) version based on whether you elected the single or joint version of MyPath Core Flex or MyPath Value. The benefits are different between MyPath DB -- Single and MyPath DB -- Joint, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation.

If you elect MyPath DB with MyPath Core Flex, each Designated Life must be at least age 45 and at most age 70 at the time the riders are issued. If you elect MyPath DB with MyPath Value, each Designated Life must be at least age 35 and at most age 70 at the time the riders are issued.

The MyPath DB optional death benefit rider provides an additional death benefit value prior to the Annuity Commencement Date that may be greater than the death benefit provided under the contract. For MyPath DB -- Single, the death benefit provided under this rider is payable upon the death of the Designated Life. For MyPath DB -- Joint, the death benefit provided under this rider is payable upon the death of the last remaining Designated Life.

Calculating the Highest Anniversary Death Benefit

The MyPath DB option provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries, subject to adjustments for subsequent Purchase Payments and withdrawals, each of which is described below. This amount is referred to as the Highest Anniversary Death Benefit.

The initial Highest Anniversary Death Benefit is equal to the Purchase Payments received on the rider effective date.

On each Valuation Date after the rider effective date, the Highest Anniversary Death Benefit is increased by any subsequent Purchase Payments that have occurred since the previous Valuation Date, and reduced for amounts withdrawn, as described below, since the previous Valuation Date. After the first Contract Anniversary following the effective date of the rider, Purchase Payments are limited to a cumulative total of $25,000, without our prior consent.

The amount by which the Highest Anniversary Death Benefit is reduced by withdrawals depends on two factors: (1) when the withdrawal takes place relative to the "Benefit Date", and (2) the amount of the withdrawal relative to the Guaranteed Annual Income (GAI) amount or required minimum distribution
(RMD) amount, each as determined under MyPath Core Flex or MyPath Value, as applicable. See the Section of this Prospectus entitled "Optional Living Benefit Riders" for a description of the Benefit Date and how GAI and RMD are determined under MyPath Core Flex and MyPath Value.

Prior to the Benefit Date, any amount you withdraw will cause the Highest Anniversary Death Benefit to be reduced on a Pro-rata Basis. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the withdrawal.

After the Benefit Date, any amount you withdraw in a single Contract Year that is less than or equal to the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be reduced by the amount of the withdrawal. Any amount you withdraw in a single Contract Year that is in excess of the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be further reduced on a Pro-rata Basis based on the excess portion of the withdrawal. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the excess portion of the withdrawal.

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In addition to adjustments for subsequent Purchase Payments and withdrawals, the Highest Anniversary Death Benefit will be reevaluated on every Contract Anniversary prior to and including the Contract Anniversary on or following the 80th birthday of the Designated Life for MyPath DB -- Single or the youngest Designated Life for MyPath DB -- Joint. On each of those Contract Anniversaries, the Highest Anniversary Death Benefit is set equal to the greater of:

   (a) the Contract Value; or

   (b) the Highest Anniversary Death Benefit increased by any Purchase Payments and reduced for withdrawals, as described above, that have occurred since the previous Valuation Date.

After the Contract Anniversary on or following the 80th birthday of the Designated Life for MyPath DB -- Single or the youngest Designated Life for MyPath DB -- Joint, the Highest Anniversary Death Benefit will not be reevaluated on the Contract Anniversary, but will still be adjusted by subsequent Purchase Payments and withdrawals, as described above.

Determining the Death Benefit

For MyPath DB -- Single, the value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death of the Designated Life at our home office. For MyPath DB -- Joint, the value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death of the last remaining Designated Life at our home office.

If the Highest Anniversary Death Benefit results in an amount greater than the death benefit provided under the contract, any amount due as a death benefit in excess of the Contract Value will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the death benefit provisions of the contract. However, amounts will not be directed into the DCA Fixed Account Option.

We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance.

Spousal Continuation (for MyPath DB -- Joint)

For MyPath DB -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of the contract continuation. The MyPath DB -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath DB -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath DB -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the benefits provided by this rider will be adjusted, as necessary, based on the life of the remaining Designated Life.

                                                                        Page 51

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Rider Termination

This death benefit option will terminate on the earliest of:

   (a) for MyPath DB -- Single and MyPath DB -- Joint:

       (1) termination or surrender of the contract; or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the Contract Value is reduced to zero; or

       (4) the date of an ownership change or assignment under the contract unless:

           (i) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath DB -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath DB -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath DB -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath DB -- Joint:
       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

See Appendix H for examples of how this optional death benefit works.

The rider cannot be terminated prior to the earliest of the above dates. Upon termination of this rider, the benefits and charges within this rider will terminate. Once terminated, this rider may not be reinstated.

Death Benefits After Annuity Payments Begin

If the Annuitant dies on or after the Annuity Commencement Date, we will pay whatever amount may be required by the terms of the Annuity Payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect as of the Annuitant's death.

If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner and any remaining payments under the Annuity Payment option selected will continue at least as rapidly as under the Annuity Payment option in effect as of the Owner's death.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Maturity Date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if

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after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

Optional Living Benefit Riders

We have suspended the availability of the following optional riders:

  .  MyPath Ascend -- Single and Joint Options (effective October 15, 2014)

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the optional contract riders at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each optional contract rider which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your Contract Value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce Contract Value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

MyPath Lifetime Income Optional Riders

We currently offer single and joint versions of the following optional living benefit riders, which are, along with the MyPath Ascend (Single and Joint) optional riders, sometimes collectively referred to as the MyPath Lifetime Income optional riders:

  .  MyPath Core Flex (Single and Joint),

  .  MyPath Ascend 2.0 (Single and Joint),

  .  MyPath Summit (Single and Joint), and

  .  MyPath Value (Single and Joint).

Each of the MyPath Lifetime Income optional riders is a guaranteed lifetime withdrawal benefit. Each is an optional rider and can be elected as a single option or as a joint option. The benefits are different between the single options and the joint options, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation. Each optional rider is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of a "Designated Life" (described below) for the single versions, and over the lifetime of two "Designated Lives" for the joint versions, regardless of underlying Sub-Account performance. The amount received will be in the form of a withdrawal of Contract Value if the Contract Value is greater than zero or pursuant to the automatic payment phase if the Contract Value is zero.

The MyPath Lifetime Income optional riders do not guarantee investment gains or a minimum Contract Value. Because the GAI is paid in the form of a withdrawal until your Contract Value reaches zero, our obligation to pay you more than your Contract Value will only arise if your entire Contract Value has been exhausted. You can take withdrawals from your contract without electing one of these options. You should also consider the following:

  . Election of one of these riders may or may not be beneficial to you. Because the benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then the riders are generally not appropriate for you.

  . Withdrawals under the riders are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the Contract Value, calculating cumulative net Purchase Payments in determining credit enhancement amounts, if any, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may only elect a rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect the option you may not cancel it. You may only elect one of the MyPath Lifetime Income optional riders.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent.

  . Your entire Contract Value must be allocated to an allocation plan approved by us for use with the rider while the rider is in effect.

  . The joint options are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing a joint rider if you have questions about your spouse's status under federal law.

  . The riders may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

Each of the MyPath Lifetime Income optional riders has restrictions and limitations. These restrictions and limitations include, among others:

   (i) restrictions on the age of each Designated Life,

   (ii)restrictions on whether joint Owners or Annuitants are permitted,

  (iii)restrictions on whether non-natural Owners are permitted, and

   (iv)restrictions on which other optional benefit riders, if any, may also be elected.

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The table below summarizes those restrictions and limitations, but does not serve as a complete description of all restrictions and limitations. A complete description of each rider, its benefits, and additional limitations and restrictions follows the table.

-------------------------------------------------------------------------------------------------------
                             Age Limits for Each
                             Designated Life at
                              Rider Issue:                       Rider Available with:
-------------------------------------------------------------------------------------------------------
  MyPath Lifetime Income     Minimum   Maximum   Joint      Joint       Non-natural   Other Optional
      Optional Rider                             Owners   Annuitants       Owner      Benefit Riders
-------------------------------------------------------------------------------------------------------
MyPath Core Flex -- Single     45        80       No    Yes, if natural     Yes     MyPath DB -- Single
                                                             Owner
-------------------------------------------------------------------------------------------------------
MyPath Core Flex -- Joint      45        80       Yes         Yes           No      MyPath DB -- Joint
-------------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 -- Single    45        80       No    Yes, if natural     Yes            None
                                                             Owner
-------------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 -- Joint     45        80       Yes         Yes           No             None
-------------------------------------------------------------------------------------------------------
MyPath Ascend -- Single        45        80       No    Yes, if natural     Yes            None
                                                             Owner
-------------------------------------------------------------------------------------------------------
MyPath Ascend -- Joint         45        80       Yes         Yes           No             None
-------------------------------------------------------------------------------------------------------
MyPath Summit -- Single        55        80       No    Yes, if natural     Yes            None
                                                             Owner
-------------------------------------------------------------------------------------------------------
MyPath Summit -- Joint         55        80       Yes         Yes           No             None
-------------------------------------------------------------------------------------------------------
MyPath Value -- Single         35        80       No    Yes, if natural     Yes     MyPath DB -- Single
                                                             Owner
-------------------------------------------------------------------------------------------------------
MyPath Value -- Joint          35        80       Yes         Yes           No      MyPath DB -- Joint
-------------------------------------------------------------------------------------------------------

MyPath Core Flex (Single and Joint) Option

The Benefit

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Core Flex -- Single, or until the death of both Designated Lives for MyPath Core Flex -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the opportunity for new enhancement periods to begin upon benefit base resets. New enhancement periods may be beneficial to those that do not take regular withdrawals for extended periods of time.

Several examples to help show how this rider works are included in Appendix I.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Core Flex -- Single and of the youngest Designated Life for MyPath Core Flex -- Joint, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base and Enhancement Base Values

Benefit Base

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Enhancement Base

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract

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

Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

Benefit Base Enhancement

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 10 Contract Years following the later of the rider effective date or the date of the most recent benefit base reset (described below). If a benefit base reset does not occur, the enhancement period will terminate 10 Contract Years following the rider effective date. If a benefit base reset occurs, regardless of whether it occurs during an enhancement period, a new 10-year enhancement period will begin.

On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 6.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Core Flex (Single and Joint) riders that are issued in the future and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years. Nor will the enhancement period be extended for years in which you do not take a withdrawal. The enhancement period will only change upon a benefit base reset, in which case a new 10-year enhancement period will begin.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the enhancement.

Benefit Base Reset

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs, the enhancement base will increase to the value of the benefit base following the benefit base reset, and a new 10-year enhancement period will begin.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Core Flex exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Expenses -- Other Optional Benefit Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which will mean your benefit under the rider may not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:


                      MyPath Core Flex -- Single MyPath Core Flex -- Joint
           Age         Annual Income Percentage  Annual Income Percentage
           ---        -------------------------- -------------------------
      through age 64             4.10%                     3.85%
         65 - 74                 5.10%                     4.85%
         75 - 79                 5.35%                     5.10%
           80+                   6.10%                     5.85%


We reserve the right to change the annual income percentage for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix O for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI Adjustment for Subsequent Purchase Payments

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, calculating cumulative net Purchase Payments in determining credit enhancement amounts, if any, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

If you choose the CustomChoice Allocation Option, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the "allowable Sub-Accounts" (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Adjustment for Withdrawals Taken After the Benefit Date

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that

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

Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year

2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable Sub-Accounts; or

   b)  100% allocation to the CustomChoice Allocation Option.


   c) 100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017).


a) Allowable Sub-Accounts: When you elect this allocation plan, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts."

Each of these Portfolios is a "fund of funds", which means each Portfolio invests in other underlying funds. Each of these Portfolios is also a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in the Ivy Variable Insurance Portfolios prospectus, which is attached to this Prospectus.

The allowable Sub-Accounts currently include:

  .  Ivy VIP Pathfinder Moderate -- Managed Volatility

  .  Ivy VIP Pathfinder Moderately Conservative -- Managed Volatility

b) The CustomChoice Allocation Option: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."


c) The CustomChoice II Allocation Option: This allocation plan is available for a rider applied for on or after July 21, 2017, and requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the Custom Choice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the Custom Choice II allocation you elected. The allocation groups, allocation limitations, details on


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


automatic rebalancing, and a complete description of the Custom Choice II Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- Custom Choice II Allocation Option."

The allowable Sub-Accounts CustomChoice, or CustomChoice II Allocation Options are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.


You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

Automatic Payment Phase

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a

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withdrawal for purposes of adjusting the benefit base, enhancement base, and
GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Core Flex rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

Spousal Continuation (for MyPath Core Flex - Joint)

For MyPath Core Flex -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Core Flex -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Core Flex -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath Core Flex -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Core Flex -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

Rider Termination

Once you elect the MyPath Core Flex rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Core Flex -- Single and MyPath Core Flex -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Core Flex -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Core Flex -- Joint, the change from joint

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               ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Core Flex -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Core Flex -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MyPath Ascend 2.0 (Single and Joint) Option

The Benefit

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend
2.0 -- Single, or until the death of both Designated Lives for MyPath Ascend
2.0 -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of "Withdrawals" and "Adjustments for Withdrawals" below for additional detail. In addition, if you take any withdrawals from the contract prior to the 12th Contract Anniversary following the rider effective date, or prior to the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single, or the youngest Designated Life for MyPath Ascend 2.0 -- Joint, whichever is later, you will not be eligible for the 200% benefit base guarantee. Not being eligible for the 200% benefit base guarantee means you will not be guaranteed to have the benefit base increase by 200%. However, you are still eligible to receive the GAI under the rider, as determined in the manner described below.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, the 200% benefit base guarantee, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 12-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those who intend to begin withdrawals within, or shortly after, 12 Contract Years following the rider issue date. This rider is also the only option currently available that offers the 200% benefit base guarantee (i.e., where the benefit base may be

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increased to 200% of the Purchase Payments made before the first Contract
Anniversary, subject to the benefit base maximum). The 200% benefit base guarantee is described in detail below. There is a specific charge associated with the rider, which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus, but there is not a separate charge for the 200% benefit base guarantee component of the rider. The 200% benefit base guarantee may be beneficial to those who intend to take withdrawals shortly after waiting 12 Contract Years following the rider issue date or, if later, until the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single, or the youngest Designated Life for MyPath Ascend 2.0 -- Joint.

Several examples designed to help show how this rider works are included in Appendix M.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend 2.0 -- Single and of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base and Enhancement Base Values

Benefit Base

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements, benefit base resets, and the 200% benefit base guarantee, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

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The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, benefit base resets, or the 200% benefit base guarantee. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Enhancement Base

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

Benefit Base Enhancement

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date.

On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0%

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multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Ascend 2.0 (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.

Benefit Base Reset

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend 2.0 exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

200% Benefit Base Guarantee

On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single

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or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, if no
withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a) and (b), where:

   (a) is all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and

   (b) is all subsequent Purchase Payments made on or after the first Contract Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. Accordingly, if your Purchase Payments made before the first Contract Anniversary are over $2,000,000, you will not receive the full value of the 200% benefit base guarantee because 200% of those Purchase Payments will exceed the $4,000,000 benefit base maximum. In that case, your benefit base will be adjusted to $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or Contract Value, the 200% benefit base guarantee may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the 200% benefit base guarantee. See Appendix M for examples of how the 200% benefit base guarantee is calculated.

Calculating the Guaranteed Annual Income (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:


                     MyPath Ascend 2.0 -- Single MyPath Ascend 2.0 -- Joint
          Age         Annual Income Percentage    Annual Income Percentage
          ---        --------------------------- --------------------------
     through age 64.            4.50%                       4.00%
        65 - 74                 5.50%                       5.00%
        75 - 79                 5.85%                       5.25%
          80+                   6.35%                       6.00%


We reserve the right to change the annual income percentage for MyPath Ascend
2.0 (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, as applicable, and

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   (b) is the annual income percentage based on the applicable age of the
       Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI Adjustment for Subsequent Purchase Payments

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, calculating cumulative net Purchase Payments in determining credit enhancement amounts, if any, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for

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     the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Adjustment for Withdrawals Taken After the Benefit Date

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

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Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

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Allowable Sub-Accounts:  When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a "fund of funds," which means each Portfolio invests in other underlying funds. Each of these Portfolios is also a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in the Ivy Variable Insurance Portfolio prospectus, which is attached to this Prospectus.

The allowable Sub-Accounts currently include:

  .  Ivy VIP Pathfinder Moderate --Managed Volatility

  .  Ivy VIP Pathfinder Moderately Conservative --Managed Volatility

The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

Automatic Payment Phase

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, benefit base enhancement, or 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value

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that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Ascend 2.0 rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

Spousal Continuation (for MyPath Ascend 2.0 -- Joint)

For MyPath Ascend 2.0 -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend 2.0 -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend 2.0 -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath Ascend 2.0 -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Ascend 2.0 -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

Rider Termination

Once you elect the MyPath Ascend 2.0 rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:

   (a) for MyPath Ascend 2.0 -- Single and MyPath Ascend 2.0 -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend 2.0 -- Single, the

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               change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Ascend 2.0 -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Ascend 2.0 -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Ascend 2.0 -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MyPath Ascend (Single and Joint) Option

Effective October 15, 2014, these options are no longer available.

The Benefit

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend -- Single, or until the death of both Designated Lives for MyPath Ascend -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 10-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those that do not intend to wait longer than ten Contract Years following the rider issue date before beginning withdrawals.

Several examples to help show how this rider works are included in Appendix J.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend -- Single and of the youngest Designated Life for MyPath Ascend -- Joint, or the rider effective date. The rider effective date is the rider issue date.

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Calculating the Benefit Base and Enhancement Base Values

Benefit Base

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Enhancement Base

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent

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Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or enhancement base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

Benefit Base Enhancement

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 10 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 10 Contract Years following the rider effective date.

On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the enhancement.

Benefit Base Reset

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a

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benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Expenses -- Other Optional Benefit Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which will mean your benefit under the rider may not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:


                       MyPath Ascend -- Single   MyPath Ascend -- Joint
            Age        Annual Income Percentage Annual Income Percentage
            ---        ------------------------ ------------------------
       through age 64            4.10%                    3.75%
          65 - 74                5.10%                    4.75%
          75 - 79                5.35%                    5.00%
            80+                  6.10%                    5.75%



Please see Appendix O for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, or benefit base reset, as applicable, and

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   (b) is the annual income percentage based on the applicable age of the
       Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI Adjustment for Subsequent Purchase Payments

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value, benefit base, or enhancement base.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, calculating cumulative net Purchase Payments in determining credit enhancement amounts, if any, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

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  .  Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Adjustment for Withdrawals Taken After the Benefit Date

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend -- Single or of the youngest Designated Life for MyPath Ascend -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

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Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a "fund of funds", which means each Portfolio invests in other underlying funds. Each of these Portfolios is also a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in the Ivy Variable Insurance Portfolios prospectus, which is attached to this Prospectus.

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The allowable Sub-Accounts currently include:

  .  Ivy VIP Pathfinder Moderate -- Managed Volatility

  .  Ivy VIP Pathfinder Moderately Conservative -- Managed Volatility

The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

Automatic Payment Phase

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Ascend rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend -- Single and of both Designated Lives for MyPath Ascend -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled

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"Electing the Retirement Date and Annuity Option" for further details on the
Maturity Date and the required beginning of Annuity Payments.

Spousal Continuation (for MyPath Ascend -- Joint)

For MyPath Ascend -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Ascend -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath Ascend -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Ascend -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

Rider Termination

Once you elect the MyPath Ascend rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Ascend -- Single and MyPath Ascend -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Ascend -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Ascend -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

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       (2) the date the Designated Life is removed as a contract Owner (or
           Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Ascend -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MyPath Summit (Single and Joint) Option

The Benefit

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Summit -- Single, or until the death of both Designated Lives for MyPath Summit -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest annual income percentages used in calculating the GAI, but does not offer the opportunity for benefit base enhancements. Higher annual income percentages without benefit base enhancements may be beneficial to those that intend to take withdrawals shortly after the rider issue date and intend to take regular withdrawals.

Several examples to help show how this rider works are included in Appendix K.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Summit -- Single and of the youngest Designated Life for MyPath Summit -- Joint, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base Values

Benefit Base

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.

The initial benefit base will be set to the initial Purchase Payment.

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For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Benefit Base Reset

On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Summit exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Expenses -- Other Optional Benefit Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which will mean your benefit under the rider may not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of

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your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:


                       MyPath Summit -- Single   MyPath Summit -- Joint
            Age        Annual Income Percentage Annual Income Percentage
            ---        ------------------------ ------------------------
       through age 64            4.35%                    4.00%
          65 - 74                5.35%                    5.00%
          75 - 79                5.60%                    5.25%
            80+                  6.35%                    6.00%


We reserve the right to change the annual income percentage for MyPath Summit (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix O for historical benefit base enhancement rates and annual income percentages applicable for this rider.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to
(a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI Adjustment for Subsequent Purchase Payments

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

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For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, calculating cumulative net Purchase Payments in determining credit enhancement amounts, if any, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

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Adjustment for Withdrawals Taken After the Benefit Date

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple

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withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

Allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a "fund of funds", which means each Portfolio invests in other underlying funds. Each of these Portfolios is also a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in the Ivy Variable Insurance Portfolios prospectus, which is attached to this Prospectus.

The allowable Sub-Accounts currently include:

  .  Ivy VIP Pathfinder Moderate -- Managed Volatility

  .  Ivy VIP Pathfinder Moderately Conservative -- Managed Volatility

The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer

                                                                        Page 89

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to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

Automatic Payment Phase

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Summit rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

Spousal Continuation (for MyPath Summit - Joint)

For MyPath Summit -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Summit -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Summit -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath Summit -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

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For MyPath Summit -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

Rider Termination

Once you elect the MyPath Summit rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Summit -- Single and MyPath Summit -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i)the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Summit -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Summit -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Summit -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Summit -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

MyPath Value (Single and Joint) Option

The Benefit

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Value -- Single, or until the death of both Designated Lives for MyPath Value -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments,

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and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it is the lowest cost option, but does not offer the opportunity for benefit base enhancements or different annual income percentages based on the age of the Designated Life. This may be beneficial to those who are seeking a guaranteed minimum annual withdrawal amount at a cost that is lower than the other MyPath Lifetime Income optional riders.

Several examples to help show how this rider works are included in Appendix L.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Value -- Single and of the youngest Designated Life for MyPath Value -- Joint, or the rider effective date. The rider effective date is the rider issue date.

Calculating the Benefit Base Values

Benefit Base

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a subsequent Purchase Payment is received after the first Contract Anniversary in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if

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you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

Benefit Base Reset

On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Value exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Expenses -- Other Optional Benefit Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. Declining the rider charge increase will result in no further increase to the benefit base, which may mean your benefit under the rider will not have the opportunity to increase in the future. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

Calculating the Guaranteed Annual Income (GAI)

The GAI will be equal to the benefit base multiplied by the applicable annual income percentage (described below). The annual income percentage will not change while the rider is in effect.

The annual income percentages are as follows:


                     MyPath Value -- Single   MyPath Value -- Joint
            Age     Annual Income Percentage Annual Income Percentage
            ---     ------------------------ ------------------------
          All ages            4.10%                    3.85%


We reserve the right to change the annual income percentage for MyPath Value (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement. Please see Appendix O for historical benefit base enhancement rates and annual income percentages applicable for this rider.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to
(a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and

   (b) is the applicable annual income percentage.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution

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requirements may not adjust the GAI, if certain conditions are satisfied.
Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI Adjustment for Subsequent Purchase Payments

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or benefit base.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, calculating cumulative net Purchase Payments in determining credit enhancement amounts, if any, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

If you choose the CustomChoice Allocation Option, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the "allowable Sub-Accounts" (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.

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Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the applicable annual income percentage.

Adjustment for Withdrawals Taken After the Benefit Date

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the applicable annual income percentage.

Excess withdrawals can reduce future benefits by more than the dollar amount of the excess withdrawal.

Required Minimum Distributions for Applicable Qualified Contracts

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

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While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2013 Contract Year ending March 31, 2014 is $5,000. The RMDs for calendar years 2013 and 2014 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2013 and $2,000 in the first quarter of calendar year 2014, then the Owner will have withdrawn $6,500 for the 2013 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2013 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2014, he or she takes it in the last quarter of 2013. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Contract Value Allocation Plan

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable Sub-Accounts; or

   b)  100% allocation to the CustomChoice Allocation Option.


   c) 100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017).


a) Allowable Sub-Accounts: When you elect this allocation plan, only certain Sub-Accounts may be available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus. The allowable Sub-Accounts for this rider also vary by Contract issue date. The allowable Sub-Accounts are described below.

For Contracts Issued On or After May 1, 2017: All existing Sub-Accounts are available for allocation.

For Contracts Issued Before May 1, 2017: The allowable Sub-Accounts currently include:

  .  Ivy VIP Pathfinder Moderate -- Managed Volatility

  .  Ivy VIP Pathfinder Moderately Conservative -- Managed Volatility

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Each of the Portfolios listed above are managed volatility funds, which means each Portfolio seeks to manage the volatility of investment return.

b) The CustomChoice Allocation Option: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."


c) The CustomChoice II Allocation Option: This allocation plan is available for a rider applied for on or after July 21, 2017, and requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the Custom Choice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the Custom Choice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the Custom Choice II Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- Custom Choice II Allocation Option."

The allowable Sub-Accounts CustomChoice, or CustomChoice II Allocation Options are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.


You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

Automatic Payment Phase

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

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We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Value --
Single and of both Designated Lives for MyPath Value -- Joint, this rider terminates and no further benefits are payable under this rider or the contract.

Annuity Payments

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Value rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

Spousal Continuation (for MyPath Value - Joint)

For MyPath Value -- Joint, if a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the MyPath Value -- Joint rider charge. The MyPath Value -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

Impact of Divorce

For MyPath Value -- Single, if the Designated Life is removed as the Owner of the contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Value -- Joint, if a Designated Life is removed from the contract due to a divorce or qualified dissolution order, the rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

Rider Termination

Once you elect the MyPath Value rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Value -- Single and MyPath Value -- Joint:

       (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

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       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the contract unless:

           (i) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: for MyPath Value -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Value -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

           (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (b) for MyPath Value -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Value -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

SureTrack Plus 90 Option

SureTrack Plus 90 is a guaranteed minimum accumulation benefit. It is an optional living benefit rider. This optional rider is designed to provide a guaranteed minimum Contract Value at the end of a specified period, as described below.

Before electing this rider, you should consider the following:

  . This optional rider may or may not be beneficial for you. The benefit of the rider is only available at the end of the benefit period, which is 10 years. SureTrack Plus 90 may not be appropriate for you if you intend to surrender or annuitize your contract before the end of the benefit period.

  . You may only elect the rider at the time the contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect this option, you may only cancel it in a manner described in the "Rider Termination" section below.

  . While this rider is in effect, subsequent Purchase Payments may only be made during the 12-month period following the rider effective date or optional reset (described below), if applicable. If the rider is terminated, these Purchase Payment restrictions will no longer apply.

  . If you take withdrawals while the rider is in effect, including those required to satisfy required minimum distributions in Qualified Contracts, you will reduce the potential benefit you receive and may prematurely terminate the contract and the rider. As a result, this rider may not be appropriate for you if you intend to take withdrawals before the end of the benefit period or if you purchase the contract as a Qualified Contract. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation.

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  .  Withdrawals under the rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the Contract Value, calculating cumulative net Purchase Payments in determining credit enhancement amounts, if any, free withdrawal amounts, or any other contract feature impacted by a withdrawal.

  . The oldest Owner (or Annuitant if a non-natural Owner) must be age 80 or younger as of the rider effective date.

  . Your entire Contract Value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider in combination with any other optional death benefit rider or optional living benefit rider.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

The Benefit

This optional rider is designed to provide a benefit that guarantees the Owner a minimum Contract Value on the benefit date. The benefit date is the end of the 10-year period following the later of the rider effective date or the effective date of the most recent optional reset. This 10-year period is referred to as the benefit period. SureTrack Plus 90 provides a one-time adjustment to your Contract Value on the benefit date if your accumulation base (described below) is greater than the Contract Value on the benefit date.

The Accumulation Base

The accumulation base is a value that is used to determine the benefit available under this rider, if any. The accumulation base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The accumulation base may also be adjusted for possible annual increases and optional resets, which are described below. The accumulation base is separate from your Contract Value. The accumulation base may not be withdrawn as a lump sum and is not payable at death.

The initial accumulation base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment accepted by us, the accumulation base will be increased by the amount of the subsequent Purchase Payment. After the first Contract Anniversary, however, subsequent Purchase Payments will not be accepted while this rider is in effect, except for the 12-month period following an optional reset, if applicable. If a subsequent Purchase Payment is received after the first Contract Anniversary or after the 12-month period following an optional reset, if applicable, we will return the Purchase Payment to you and there will be no increase to the Contract Value or accumulation base.

Purchase Payments that are accepted by us will be allocated to the Guaranteed Interest Options and/or the Sub-Accounts as you direct, subject to the Contract Value allocation plans (described below) in effect at the time of the Purchase Payment.

The accumulation base may also be adjusted on each rider anniversary. On each rider anniversary, following deduction of the rider charge, the accumulation base is increased to 90% of the Contract Value if that amount is greater than the current accumulation base.

The rider anniversary date is the same day and month as the rider issue date for each of the years following the rider issue date while the rider is in effect. If the rider anniversary falls on a day that is not a Valuation Date, rider benefit values will be calculated on the next available Valuation Date.

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Because the rider charge is a percentage of the accumulation base, increases in the accumulation base will result in an increased cost of the rider.

Any withdrawal, including a required minimum distribution under a Qualified Contract, will cause the accumulation base to be reduced on a Pro-rata Basis. Reductions on a Pro-rata Basis may result in the accumulation base being reduced by more than the actual amount of the withdrawal.

If you choose the CustomChoice Allocation Option, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the "allowable Sub-Accounts" (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.

Optional Reset

On any rider anniversary, subject to the limitations below, the Owner may elect an optional reset if the Contract Value is greater than the accumulation base. Upon election of the optional reset, the accumulation base will increase to the full Contract Value and a new benefit period will begin as of the most recent rider anniversary. In addition, a new 12-month period will begin where you may make subsequent Purchase Payments. Because the election of an optional reset starts a new benefit period, the potential benefit under the rider is not available for 10 years following the rider anniversary that occurred immediately prior to the election of the optional reset.

The optional reset may only be elected on a rider anniversary that is on or before the earlier of (a) or (b), where:

   (a) is the rider anniversary following the 80th birthday of the oldest Owner (or Annuitant in the case of a non-natural Owner), and

   (b) is the last rider anniversary prior to the benefit date.

The optional reset will not be available after the time set forth above.

In order to elect an optional reset, we must receive a written request in good order from you within 30 days following the rider anniversary upon which the optional reset will take effect. Upon election of the optional reset; the new accumulation base, benefit period, and 12-month period where subsequent Purchase Payments will be accepted, will all be determined as of the most recent rider anniversary date, and not the date the optional reset is elected.

An Owner has the right to elect the optional reset multiple times, as long as all of the requirements described above are satisfied.

When an optional reset is elected, the rider charge may increase. Prior to electing the optional reset, you should contact us or your financial advisor to determine what the rider charge will be upon electing the optional reset. The rider charge following the increase will not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges." The increase, if any, will take effect on the same rider anniversary that the optional reset will take effect.

On the Benefit Date

On the benefit date, if the accumulation base is greater than the Contract Value, the Contract Value will be increased by an amount equal to the difference between the accumulation base and the Contract Value, and the rider will terminate. The amount added to the Contract Value will be directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Annuity Account based on the same proportion that each bears to the Contract Value on the benefit date.

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On the benefit date, if the Contract Value is equal to or greater than the accumulation base, the SureTrack Plus 90 rider will terminate without value and no adjustment will be made to the Contract Value.

Several examples to help show how this rider works are included in Appendix N.

Contract Value Allocation Plan

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable Sub-Accounts; or

   b)  100% allocation to the CustomChoice Allocation Option.

a) Allowable Sub-Accounts:   When you elect this allocation plan, only certain
Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts."

Each of these Portfolios is a "fund of funds", which means each Portfolio invests in other underlying funds. Each of these Portfolios is also a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in the Ivy Variable Insurance Portfolios prospectus, which is attached to this Prospectus.

The allowable Sub-Accounts currently include:

  .  Ivy VIP Pathfinder Moderate -- Managed Volatility

  .  Ivy VIP Pathfinder Moderately Conservative -- Managed Volatility

b) The CustomChoice Allocation Option:   This allocation plan requires that you
allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

The allowable Sub-Accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time.

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In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

Contract Value Reaches Zero

If the Contract Value and accumulation base both reach zero, the rider will terminate.

If the Contract Value is reduced to zero and the accumulation base is still positive, the rider will remain in effect until the benefit date. On the benefit date, the Contract Value will be increased to the accumulation base and the rider will terminate. No rider charges will be deducted while the Contract Value is zero.

Annuity Payments

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the accumulation base. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Spousal Continuation

If an Owner dies and the surviving spouse elects to continue the contract, the rider will automatically continue until the rider is terminated.

Rider Termination

You may elect to terminate the SureTrack Plus 90 rider by providing us with a written request in good order that we receive no more than 30 days prior to a rider anniversary.

The rider will automatically terminate at the earliest of:

   (a) the benefit date; or

   (b) the rider anniversary following our receipt of your written request to terminate the rider; or

   (c) termination or surrender of the contract, including the date any death benefits are paid as a lump sum under the terms of the contract; or

   (d) the Annuity Commencement Date where all remaining amounts available have been applied to provide Annuity Payments; or

   (e) the date of an ownership change or assignment under the contract unless:

       (i) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to: the change from individual ownership to a revocable trust for the benefit of such individual Owner, and the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

       (ii) the assignment is for the purposes of effectuating a 1035 exchange of the contract.

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Upon termination of the rider, the benefits and charges within the rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of the rider.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.


THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The Separate Account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The Variable Annuity Account has Sub-Accounts to which you may allocate Purchase Payments. Each Sub-Account invests in shares of a corresponding Portfolio. Additional Sub-Accounts may be added at our discretion.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Variable Annuity Account is entirely independent of the investment performance of our General Account, the Guaranteed Interest Options, and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The General Account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Variable Annuity Account. If an investment in a Portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Portfolio. Substitution may be with respect to existing accumulation values, future Purchase Payments or future Annuity Payments.

We also reserve the right to add, combine or remove any Sub-Accounts of the Variable Annuity Account. Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the Sub-Accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing Owners on whatever basis we determine.

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We also reserve the right, when permitted by law, to de-register the Variable
Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the Owners, and to combine the Variable Annuity Account with one or more of our other Separate Accounts.

The Portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and Variable Annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the Owners of variable life insurance policies and Variable Annuity contracts to invest in the Portfolio at the same time, or (ii) the Owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified plans to invest in shares of the Portfolio at the same time as one or more life insurance companies. Neither the Portfolio nor Minnesota Life currently foresees any disadvantage, but if the Portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and Owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Portfolio shares with respect to certain groups of policy owners or Owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

Compensation Paid for the Sale of Contracts

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life that has the same principal business address, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus.

Commissions

Commissions paid to broker-dealers, and indirectly to registered representatives, will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the Owner at the time the Purchase Payment generating the commission is paid, and whether Annuity Payments will begin within twelve months of the date the contract is issued. Subject to these factors, broker-dealers are typically paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of Purchase Payments, an asset-based (or "trail") commission calculated as a percentage of Contract Value, or a combination of both. The maximum front-end base commission is 6.50% of Purchase Payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

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Additional Payments

Broker-dealers may also receive additional payments in the form of marketing allowances which equal 0.22% annually of Contract Values. The marketing allowances are intended to provide further encouragement to broker-dealers to sell contracts. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact Owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 6.72% of Purchase Payments.

Broker-dealers also receive additional cash payments. These payments may be for such things as: access to registered representatives and/or broker dealers; one- on-one wholesaler visits, or attendance and visibility at national/regional sales meetings or similar events; inclusion of our products on a broker-dealer's "preferred list"; articles in broker-dealer or similar publications promoting our services or products; occasional meals and/or entertainment, tickets to sporting/other events, and other gifts; joint marketing campaigns, broker-dealer event participation/advertising; sponsorship of broker-dealer sales contests or promotions in which participants (including registered representatives) receive prizes such as travel, awards, merchandise or other recognition; sales support through the provision of hardware, software, or links to our websites from broker-dealer websites and other expense allowance or reimbursement; educational, due diligence, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships. In no event are total front-end commissions paid to broker-dealers in connection with the sales of contracts that exceed 6.72% of Purchase Payments (i.e., loan commissions plus additional payments).

All of the compensation described here may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker dealer are compensated for selling the contracts.

Payments Made by Underlying Mutual Funds

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such Funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the Funds. Payments from an underlying Fund that relate to distribution services are made pursuant to the Fund's 12b-1 plan, under which the payments are deducted from the Fund's assets and described in the fee table included in the Fund's prospectus. 12b-1 payments from underlying Funds range in amount from 0% to 0.25% of Fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the Fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a Fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all Owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund,

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the Fund avoids the expenses associated with processing individual transactions. Because Funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a Fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the Fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of Fund assets held in the Separate Account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such Funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early Contract Years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later Contract Years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

The General Account

The interests of Owners arising from the allocation of Purchase Payments or the transfer of Contract Values to our General Account (including the Fixed Account and the DCA Fixed Account) are not registered under the Securities Act of 1933, nor is the General Account registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to it. Disclosures relating to interests in that option however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated to the DCA Fixed Account is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract.

We do not currently offer any General Account investment choices prior to the Annuity Commencement Date, except for the DCA Fixed Account for new Purchase Payments. Any Contract Value you apply to Fixed Annuity Payments becomes part of our General Account.

Minnesota Life reserves the right to defer payment of amounts withdrawn from the General Account (including the Fixed Account and DCA Fixed Account) for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract).

Voting Rights

We will vote the Portfolio shares held in the Variable Annuity Account at shareholder meetings of the Portfolios. We will vote shares attributable to contracts in accordance with instructions received from Owners with voting interests in each Sub-Account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which an Owner may provide instructions will be calculated separately for each Sub-Account of the Variable

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Annuity Account. One of the effects of proportional voting is that a small number of Owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the Contract Value of the contract attributable to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account.

During the annuity period the Owner holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you of a Portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

Federal Tax Status

Introduction

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax advisor. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). The ultimate effect of federal income taxes on the amounts held under a contract, on Annuity Payments, and on the economic benefit to the Owner or the beneficiary(ies) may depend on the tax status of the individual concerned.

In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed

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differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the Purchase Payments paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the Owner may be entitled to reduced tax rates applicable to long term capital gains.

For Variable Annuity contracts, increases in Contract Values attributable to dividends and interest from underlying investment Funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or Annuity Payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the Owner to determine the timing of the receipt of taxable income. Note, however, that Variable Annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the Owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

Taxation of Minnesota Life and the Variable Annuity Account

We are taxed as a "life insurance company" under the Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the Separate Accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Separate Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as Annuity Payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There is an exception to this general rule for Qualified Contracts described in Sections 401(a), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.

If you do not annuitize your Non-Qualified Contract on or before the Maturity Date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the contract or the entire increase in the Contract Value would be taxable in the year you reach the Maturity Date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

Diversification Requirements

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to Qualified Contracts which are described in Sections 401(a), 408, 408A or 457(b) of the Code.

The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its Funds. Nonetheless, we believe that each Fund of the Securian Funds Trust in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified."

Ownership Treatment

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The IRS has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of an owner under the contract will not result in any owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent an Owner from being considered the owner of a proportionate share of the assets of the Variable Annuity Account.

Taxation of Partial and Full Withdrawals

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., Purchase Payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a Variable Annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the Contract Value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit rider. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified retirement plans, the "investment in the contract" can be zero.

Section 1035 Exchanges

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

Taxation of Annuity Payments

The taxable portion of an Annuity Payment is generally equal to the excess of the payment over the exclusion amount. In the case of a Fixed Annuity Payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of Variable Annuity Payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an Annuity Payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, Annuity Payments will be fully taxable.

Taxes Payable on Optional Riders

The single and joint versions of the MyPath Lifetime Income optional riders provide benefits that are different from the usual benefits available under Variable Annuity contracts. If you elect these options an Owner or beneficiary may be allowed to take withdrawals under the option even after the Contract Value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes see "Taxation of Partial and Full Withdrawals". If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

Taxation of Death Benefit Proceeds

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a Owner generally are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the contract is not affected by the Owner's death. That is, the investment in the contract remains the amount of any Purchase Payments paid which were not excluded from gross income.

Medicare Tax

Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax advisor for more information.

Penalty Tax on Premature Distributions

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the Owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For tax qualified employer-sponsored retirement plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of tax qualified retirement plans, other tax penalties may apply to certain distributions.

Aggregation of Contracts

For purposes of determining an Owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same Owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Assignment or Pledges

Transfers, assignments and certain designations of Annuitants or payees can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an Annuitant or payee who is not also the Owner, or the assignment of the contract may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax advisor about its potential tax effects.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract issued after January 18, 1985 to provide that:

   (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

   (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary", who must be a natural person, is the person designated by the Owner as a beneficiary. If the Owner's "designated beneficiary" is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to Qualified Contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

Possible Changes in Taxation

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax advisor with respect to legislative developments and their effect on the contract.

Tax Qualified Programs

The contract is designed for use with several types of individual and employer-sponsored retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax qualified plans arises under the specific provisions of the Code governing the tax qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax advisor regarding the suitability of the contract.

Any annuity contract that is part of a tax qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your tax qualified retirement plan contract after Annuity Payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a tax qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.

For tax qualified plans under Sections 401(a) and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent Owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a Qualified Contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the Contract Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the Contract Value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the Owner, and a reduction of death benefits and the benefits of any optional riders.

IRA Rollovers. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

Withholding

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax qualified retirement plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

     -- over the life or life expectancy of the employee,

     -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

     -- for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

See Your Own Tax Advisor

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a tax qualified retirement plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a Variable Annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

Performance Data

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its Sub-Accounts. In the case of the government money market Portfolio, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other Portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the Portfolios first became available to the Variable Annuity Account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us.

The government money market Portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the Portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying Funds. More detailed information on the computations is set forth in the Statement of Additional Information.

Cybersecurity

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Statement of Additional Information

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    Appendix A -- Condensed Financial Information and Financial Statements

The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts, for the period from the inception of each to December 31, 2017. Sub-accounts that became available after that time are not included. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in this Prospectus.

1.30% Variable Account Charge



                         Unit value at Unit value Number of units
                         beginning of  at end of  outstanding at
                            period       period    end of period
                         ------------- ---------- ---------------
                Ivy VIP Advantus Real Estate Securities
                 Sub-Account (b) (d):
                  2017.      $1.42       $1.48       1,022,032
                  2016.      $1.38       $1.42       1,017,874
                  2015.      $1.33       $1.38         432,203
                  2014.      $1.04       $1.33         309,446
                  2013.      $1.08       $1.04          16,234
                Ivy VIP Asset Strategy Sub-Account (b):
                  2017.      $0.90       $1.05       4,740,170
                  2016.      $0.94       $0.90       4,700,949
                  2015.      $1.04       $0.94       1,699,532
                  2014.      $1.11       $1.04       1,207,181
                  2013.      $1.04       $1.11         120,497
                Ivy VIP Balanced Sub-Account (b):
                  2017.      $1.14       $1.26       2,903,798
                  2016.      $1.14       $1.14       2,897,154
                  2015.      $1.15       $1.14       1,201,785
                  2014.      $1.09       $1.15         566,788
                  2013.      $1.03       $1.09          42,438
                Ivy VIP Corporate Bond Sub-Account (b) (g):
                  2017.      $1.06       $1.09      16,228,249
                  2016.      $1.03       $1.06      13,993,559
                  2015.      $1.05       $1.03       9,025,036
                  2014.      $1.01       $1.05       6,034,097
                  2013.      $1.01       $1.01         662,367
                Ivy VIP Core Equity Sub-Account (b):
                  2017.      $1.22       $1.46       4,960,259
                  2016.      $1.19       $1.22       4,712,312
                  2015.      $1.22       $1.19       1,779,234
                  2014.      $1.12       $1.22         899,918
                  2013.      $1.04       $1.12         124,925
                Ivy VIP Global Equity Income Sub-Account (b) (h):
                  2017..     $1.24       $1.42         946,338
                  2016..     $1.18       $1.24         953,193
                  2015..     $1.22       $1.18         412,187
                  2014..     $1.12       $1.22         160,517
                  2013..     $1.05       $1.12          11,478
                Ivy VIP Energy Sub-Account (b):
                  2017..     $0.95       $0.82       1,100,765
                  2016..     $0.72       $0.95         835,790
                  2015..     $0.93       $0.72         527,354
                  2014..     $1.06       $0.93         144,378
                  2013..     $1.04       $1.06           2,371
                Ivy VIP Global Bond Sub-Account (b):
                  2017..     $1.04       $1.07         264,733
                  2016..     $0.98       $1.04         281,960
                  2015..     $1.02       $0.98         226,884
                  2014..     $1.03       $1.02         150,713
                  2013..     $1.02       $1.03          25,877
                Ivy VIP Global Growth Sub-Account (b):
                  2017..     $1.08       $1.33         929,161
                  2016..     $1.13       $1.08         976,845
                  2015..     $1.11       $1.13         570,230
                  2014..     $1.11       $1.11         292,578
                  2013..     $1.06       $1.11          19,463




                          Unit value at Unit value Number of units
                          beginning of  at end of  outstanding at
                             period       period    end of period
                          ------------- ---------- ---------------
                Ivy VIP Government Money Market
                 Sub-Account (b) (c) (d):
                  2017.       $0.96       $0.95       1,946,893
                  2016.       $0.97       $0.96       1,401,448
                  2015.       $0.98       $0.97         657,706
                  2014.       $1.00       $0.98         340,448
                  2013.       $1.00       $1.00         233,646
                Ivy VIP Growth Sub-Account (b):
                  2017.       $1.36       $1.74       2,654,803
                  2016.       $1.36       $1.36       2,384,273
                  2015.       $1.29       $1.36       1,026,836
                  2014.       $1.17       $1.29         471,233
                  2013.       $1.06       $1.17          21,429
                Ivy VIP High Income Sub-Account (b):
                  2017.       $1.11       $1.17       2,339,388
                  2016.       $0.97       $1.11       2,154,916
                  2015.       $1.05       $0.97         901,017
                  2014.       $1.04       $1.05         487,006
                  2013.       $1.01       $1.04           7,222
                Ivy VIP International Core Equity Sub-Account (b):
                  2017...     $1.10       $1.33       2,261,235
                  2016...     $1.10       $1.10       2,030,740
                  2015...     $1.12       $1.10       1,007,730
                  2014...     $1.12       $1.12         459,987
                  2013...     $1.06       $1.12          59,567
                Ivy VIP Limited-Term Bond Sub-Account (b):
                  2017...     $1.01       $1.01       8,853,900
                  2016...     $1.00       $1.01       7,896,594
                  2015...     $1.01       $1.00       5,923,713
                  2014...     $1.01       $1.01       3,735,687
                  2013...     $1.01       $1.01         376,066
                Ivy VIP Micro Cap Growth Sub-Account (b):
                  2017...     $1.14       $1.23         438,925
                  2016...     $1.02       $1.14         426,173
                  2015...     $1.14       $1.02         181,431
                  2014...     $1.17       $1.14          78,532
                  2013...     $1.06       $1.17              --
                Ivy VIP Mid Cap Growth Sub-Account (b):
                  2017...     $1.13       $1.42       2,847,583
                  2016...     $1.08       $1.13       2,767,007
                  2015...     $1.16       $1.08       1,026,242
                  2014...     $1.09       $1.16         476,878
                  2013...     $1.04       $1.09          49,504
                Ivy VIP Natural Resources Sub-Account (b) (e):
                  2017...     $0.84       $0.85         263,883
                  2016...     $0.69       $0.84         297,917
                  2015...     $0.90       $0.69         226,010
                  2014...     $1.04       $0.90          84,132
                  2013...     $1.03       $1.04           3,759
                Ivy VIP Pathfinder Aggressive Sub-Account (b):
                  2017...     $1.18       $1.39       2,114,405
                  2016...     $1.14       $1.18       2,129,290
                  2015...     $1.15       $1.14       1,803,284
                  2014...     $1.11       $1.15         750,744
                  2013...     $1.05       $1.11          35,126

                          Unit value at Unit value Number of units
                          beginning of  at end of  outstanding at
                             period       period    end of period
                          ------------- ---------- ---------------
                Ivy VIP Pathfinder Conservative Sub-Account (b):
                  2017.       $1.09       $1.19          147,123
                  2016.       $1.08       $1.09          299,957
                  2015.       $1.09       $1.08          112,226
                  2014.       $1.06       $1.09          112,880
                  2013.       $1.03       $1.06               --
                Ivy VIP Pathfinder Moderate -- Managed Volatility
                 Sub-Account (a) (b):
                  2017..      $1.06       $1.19      206,374,144
                  2016..      $1.05       $1.06      201,611,794
                  2015..      $1.07       $1.05      153,122,854
                  2014..      $1.05       $1.07       71,656,756
                  2013..      $1.00       $1.05        5,845,424
                Ivy VIP Pathfinder Moderate Sub-Account (b):
                  2017..      $1.13       $1.28        3,538,566
                  2016..      $1.11       $1.13        3,722,606
                  2015..      $1.12       $1.11        2,756,529
                  2014..      $1.09       $1.12        1,636,865
                  2013..      $1.04       $1.09           79,183
                Ivy VIP Pathfinder Moderately Aggressive -- Managed
                 Volatility Sub-Account (a) (b):
                  2017...     $1.07       $1.22       22,448,497
                  2016...     $1.06       $1.07       21,642,388
                  2015...     $1.08       $1.06       18,304,747
                  2014...     $1.05       $1.08       11,147,828
                  2013...     $1.00       $1.05        1,067,825
                Ivy VIP Pathfinder Moderately Aggressive
                 Sub-Account (b):
                  2017...     $1.16       $1.33        1,906,992
                  2016...     $1.12       $1.16          962,323
                  2015...     $1.13       $1.12          665,929
                  2014...     $1.10       $1.13          533,931
                  2013...     $1.04       $1.10               --
                Ivy VIP Pathfinder Moderately Conservative --
                 Managed Volatility Sub-Account (a) (b):
                  2017...     $1.04       $1.14       23,889,746
                  2016...     $1.04       $1.04       24,107,537
                  2015...     $1.06       $1.04       16,804,634
                  2014...     $1.04       $1.06        8,464,174
                  2013...     $1.00       $1.04        1,196,593
                Ivy VIP Pathfinder Moderately Conservative
                 Sub-Account (b):
                  2017...     $1.11       $1.24          188,764
                  2016...     $1.09       $1.11          195,825
                  2015...     $1.10       $1.09          135,662
                  2014...     $1.07       $1.10          125,465
                  2013...     $1.03       $1.07               --
                Ivy VIP Science and Technology Sub-Account (b):
                  2017...     $1.16       $1.51        3,931,351
                  2016...     $1.16       $1.16        3,659,192
                  2015...     $1.21       $1.16        1,165,210
                  2014...     $1.19       $1.21          594,663
                  2013...     $1.05       $1.19           63,710
                Ivy VIP Small Cap Core Sub-Account (b) (f):
                  2017...     $1.42       $1.59          617,720
                  2016...     $1.12       $1.42          494,557
                  2015...     $1.20       $1.12          187,557
                  2014...     $1.13       $1.20          133,950
                  2013...     $1.05       $1.13           32,075
                Ivy VIP Small Cap Growth Sub-Account (b):
                  2017...     $1.14       $1.39        2,231,494
                  2016...     $1.13       $1.14        2,116,428
                  2015...     $1.12       $1.13          954,175
                  2014...     $1.12       $1.12          560,286
                  2013...     $1.05       $1.12           45,353
                Ivy VIP Value Sub-Account (b):
                  2017...     $1.27       $1.41          540,485
                  2016...     $1.16       $1.27          576,704
                  2015...     $1.22       $1.16          285,439
                  2014...     $1.12       $1.22          180,630
                  2013...     $1.02       $1.12           15,791





1.55% Variable Account Charge



                         Unit value at Unit value Number of units
                         beginning of  at end of  outstanding at
                            period       period    end of period
                         ------------- ---------- ---------------
                Ivy VIP Advantus Real Estate Securities
                 Sub-Account (b) (d):
                  2017.      $1.41       $1.46         106,548
                  2016.      $1.37       $1.41          96,432
                  2015.      $1.33       $1.37          80,265
                  2014.      $1.04       $1.33          70,952
                  2013.      $1.08       $1.04              --
                Ivy VIP Asset Strategy Sub-Account (b):
                  2017.      $2.49       $2.89         959,828
                  2016.      $0.93       $2.49       1,370,705
                  2015.      $1.03       $0.93         162,659
                  2014.      $1.11       $1.03          84,963
                  2013.      $1.04       $1.11              --
                Ivy VIP Balanced Sub-Account (b):
                  2017.      $2.06       $2.26       1,506,119
                  2016.      $1.13       $2.06       1,951,259
                  2015.      $1.15       $1.13          29,819
                  2014.      $1.09       $1.15              --
                  2013.      $1.03       $1.09              --
                Ivy VIP Corporate Bond Sub-Account (b) (g):
                  2017.      $1.05       $1.08         198,225
                  2016.      $1.03       $1.05         186,730
                  2015.      $1.04       $1.03         136,345
                  2014.      $1.01       $1.04          57,436
                  2013.      $1.01       $1.01              --
                Ivy VIP Core Equity Sub-Account (b):
                  2017.      $2.52       $2.99         253,252
                  2016.      $1.19       $2.52         313,579
                  2015.      $1.21       $1.19         106,059
                  2014.      $1.12       $1.21          41,675
                  2013.      $1.04       $1.12              --
                Ivy VIP Global Equity Income Sub-Account (b) (h):
                  2017..     $1.23       $1.40          58,359
                  2016..     $1.17       $1.23          49,328
                  2015..     $1.21       $1.17          15,545
                  2014..     $1.12       $1.21              --
                  2013..     $1.05       $1.12              --
                Ivy VIP Energy Sub-Account (b):
                  2017..     $0.94       $0.81         241,181
                  2016..     $0.71       $0.94         268,285
                  2015..     $0.93       $0.71         184,497
                  2014..     $1.05       $0.93          64,799
                  2013..     $1.04       $1.05              --
                Ivy VIP Global Bond Sub-Account (b):
                  2017..     $1.03       $1.06         179,778
                  2016..     $0.98       $1.03         174,982
                  2015..     $1.02       $0.98         175,710
                  2014..     $1.03       $1.02          35,721
                  2013..     $1.02       $1.03              --
                Ivy VIP Global Growth Sub-Account (b):
                  2017..     $2.00       $2.45         262,971
                  2016..     $1.13       $2.00         341,899
                  2015..     $1.11       $1.13          94,763
                  2014..     $1.11       $1.11          62,807
                  2013..     $1.06       $1.11              --
                Ivy VIP Government Money Market Sub-Account (b)
                 (c) (d):
                  2017..     $0.95       $0.94          46,977
                  2016..     $0.97       $0.95          44,170
                  2015..     $0.98       $0.97           3,654
                  2014..     $1.00       $0.98              --
                  2013..     $1.00       $1.00              --
                Ivy VIP Growth Sub-Account (b):
                  2017..     $1.35       $1.72         218,828
                  2016..     $1.36       $1.35         232,361
                  2015..     $1.29       $1.36         119,205
                  2014..     $1.17       $1.29          78,557
                  2013..     $1.06       $1.17              --

                          Unit value at Unit value Number of units
                          beginning of  at end of  outstanding at
                             period       period    end of period
                          ------------- ---------- ---------------
                Ivy VIP High Income Sub-Account (b):
                  2017.       $1.09       $1.14       2,215,257
                  2016.       $0.96       $1.09       2,492,164
                  2015.       $1.04       $0.96         176,729
                  2014.       $1.04       $1.04          56,856
                  2013.       $1.01       $1.04              --
                Ivy VIP International Core Equity Sub-Account (b):
                  2017...     $2.45       $2.97       1,520,556
                  2016...     $1.09       $2.45       1,848,687
                  2015...     $1.12       $1.09         170,920
                  2014...     $1.12       $1.12          95,264
                  2013...     $1.06       $1.12              --
                Ivy VIP Limited-Term Bond Sub-Account (b):
                  2017...     $1.00       $1.00         136,076
                  2016...     $0.99       $1.00         130,006
                  2015...     $1.00       $0.99          88,912
                  2014...     $1.01       $1.00              --
                  2013...     $1.01       $1.01              --
                Ivy VIP Micro Cap Growth Sub-Account (b):
                  2017...     $3.33       $3.56          98,162
                  2016...     $1.01       $3.33         142,343
                  2015...     $1.13       $1.01          52,752
                  2014...     $1.17       $1.13          46,642
                  2013...     $1.06       $1.17              --
                Ivy VIP Mid Cap Growth Sub-Account (b):
                  2017...     $2.41       $3.01          78,271
                  2016...     $1.07       $2.41          99,173
                  2015...     $1.16       $1.07         104,982
                  2014...     $1.09       $1.16          44,872
                  2013...     $1.04       $1.09              --
                Ivy VIP Natural Resources Sub-Account (b) (e):
                  2017...     $1.07       $1.08       1,149,470
                  2016...     $0.68       $1.07       1,307,552
                  2015...     $0.89       $0.68          40,368
                  2014...     $1.04       $0.89          27,948
                  2013...     $1.03       $1.04              --
                Ivy VIP Pathfinder Aggressive Sub-Account (b):
                  2017...     $1.17       $1.38         287,816
                  2016...     $1.13       $1.17         232,846
                  2015...     $1.15       $1.13          56,363
                  2014...     $1.11       $1.15          51,712
                  2013...     $1.05       $1.11              --
                Ivy VIP Pathfinder Conservative Sub-Account (b):
                  2017...     $1.08       $1.18              --
                  2016...     $1.07       $1.08              --
                  2015...     $1.08       $1.07              --
                  2014...     $1.06       $1.08              --
                  2013...     $1.03       $1.06              --
                Ivy VIP Pathfinder Moderate -- Managed Volatility
                 Sub-Account (a) (b):
                  2017...     $1.05       $1.18              --
                  2016...     $1.05       $1.05              --
                  2015...     $1.07       $1.05              --
                  2014...     $1.05       $1.07              --
                  2013...     $1.00       $1.05              --
                Ivy VIP Pathfinder Moderate Sub-Account (b):
                  2017...     $1.12       $1.27         258,117
                  2016...     $1.10       $1.12         241,335
                  2015...     $1.12       $1.10         211,753
                  2014...     $1.09       $1.12         131,205
                  2013...     $1.04       $1.09          42,143
                Ivy VIP Pathfinder Moderately Aggressive -- Managed
                 Volatility Sub-Account (a) (b):
                  2017...     $1.06       $1.21           2,561
                  2016...     $1.05       $1.06           2,561
                  2015...     $1.08       $1.05          18,287
                  2014...     $1.05       $1.08          18,539
                  2013...     $1.00       $1.05              --




                        Unit value at Unit value Number of units
                        beginning of  at end of  outstanding at
                           period       period    end of period
                        ------------- ---------- ---------------
                Ivy VIP Pathfinder Moderately Aggressive
                 Sub-Account (b):
                  2017.     $1.15       $1.32        233,269
                  2016.     $1.11       $1.15        196,555
                  2015.     $1.13       $1.11        368,602
                  2014.     $1.10       $1.13        267,272
                  2013.     $1.04       $1.10             --
                Ivy VIP Pathfinder Moderately Conservative --
                 Managed Volatility Sub-Account (a) (b):
                  2017.     $1.03       $1.13         13,046
                  2016.     $1.03       $1.03         13,046
                  2015.     $1.05       $1.03             --
                  2014.     $1.04       $1.05             --
                  2013.     $1.00       $1.04             --
                Ivy VIP Pathfinder Moderately Conservative
                 Sub-Account (b):
                  2017.     $1.10       $1.22         83,873
                  2016.     $1.09       $1.10         84,604
                  2015.     $1.10       $1.09         71,855
                  2014.     $1.07       $1.10             --
                  2013.     $1.03       $1.07             --
                Ivy VIP Science and Technology Sub-Account (b):
                  2017.     $3.37       $4.38        256,896
                  2016.     $1.15       $3.37        275,989
                  2015.     $1.20       $1.15        114,736
                  2014.     $1.19       $1.20         72,883
                  2013.     $1.05       $1.19             --
                Ivy VIP Small Cap Core Sub-Account (b) (f):
                  2017.     $3.35       $3.75        530,484
                  2016.     $1.11       $3.35        603,053
                  2015.     $1.19       $1.11         47,623
                  2014.     $1.13       $1.19         46,998
                  2013.     $1.05       $1.13             --
                Ivy VIP Small Cap Growth Sub-Account (b):
                  2017.     $1.13       $1.38         86,694
                  2016.     $1.12       $1.13         83,190
                  2015.     $1.12       $1.12         45,376
                  2014.     $1.12       $1.12         31,527
                  2013.     $1.05       $1.12             --
                Ivy VIP Value Sub-Account (b):
                  2017.     $2.25       $2.49        196,055
                  2016.     $1.15       $2.25        289,399
                  2015.     $1.22       $1.15         60,449
                  2014.     $1.12       $1.22         33,490
                  2013.     $1.02       $1.12             --



1.70% Variable Account Charge



                        Unit value at Unit value Number of units
                        beginning of  at end of  outstanding at
                           period       period    end of period
                        ------------- ---------- ---------------
                Ivy VIP Advantus Real Estate Securities
                 Sub-Account (b) (d):
                  2017.     $1.40       $1.45           5,364
                  2016.     $1.37       $1.40          10,228
                  2015.     $1.33       $1.37           6,083
                  2014.     $1.04       $1.33           3,287
                  2013.     $1.08       $1.04              --
                Ivy VIP Asset Strategy Sub-Account (b):
                  2017.     $2.44       $2.83       1,191,526
                  2016.     $0.93       $2.44       1,560,052
                  2015.     $1.03       $0.93          63,285
                  2014.     $1.11       $1.03          37,541
                  2013.     $1.04       $1.11           4,541
                Ivy VIP Balanced Sub-Account (b):
                  2017.     $2.02       $2.21         798,480
                  2016.     $1.13       $2.02         910,293
                  2015.     $1.15       $1.13          43,185
                  2014.     $1.09       $1.15          36,686
                  2013.     $1.03       $1.09           7,930

                         Unit value at Unit value Number of units
                         beginning of  at end of  outstanding at
                            period       period    end of period
                         ------------- ---------- ---------------
                Ivy VIP Corporate Bond Sub-Account (b) (g):
                  2017.      $1.05       $1.07         305,657
                  2016.      $1.02       $1.05         277,527
                  2015.      $1.04       $1.02         186,519
                  2014.      $1.01       $1.04          72,378
                  2013.      $1.01       $1.01              --
                Ivy VIP Core Equity Sub-Account (b):
                  2017.      $2.47       $2.93         803,233
                  2016.      $1.18       $2.47         939,403
                  2015.      $1.21       $1.18          54,261
                  2014.      $1.12       $1.21          35,314
                  2013.      $1.04       $1.12           6,918
                Ivy VIP Global Equity Income Sub-Account (b) (h):
                  2017..     $1.23       $1.39          25,991
                  2016..     $1.17       $1.23          15,585
                  2015..     $1.21       $1.17           4,675
                  2014..     $1.12       $1.21           4,723
                  2013..     $1.05       $1.12              --
                Ivy VIP Energy Sub-Account (b):
                  2017..     $0.94       $0.81          26,390
                  2016..     $0.71       $0.94          19,166
                  2015..     $0.93       $0.71          27,093
                  2014..     $1.05       $0.93          16,011
                  2013..     $1.04       $1.05           8,785
                Ivy VIP Global Bond Sub-Account (b):
                  2017..     $1.02       $1.05          45,799
                  2016..     $0.97       $1.02          57,242
                  2015..     $1.02       $0.97          58,509
                  2014..     $1.03       $1.02          27,944
                  2013..     $1.02       $1.03              --
                Ivy VIP Global Growth Sub-Account (b):
                  2017..     $1.96       $2.40         980,562
                  2016..     $1.12       $1.96       1,119,103
                  2015..     $1.10       $1.12           3,932
                  2014..     $1.11       $1.10              --
                  2013..     $1.06       $1.11              --
                Ivy VIP Government Money Market
                 Sub-Account (b) (c) (d):
                  2017..     $0.95       $0.94         128,865
                  2016..     $0.96       $0.95         118,222
                  2015..     $0.98       $0.96          93,478
                  2014..     $0.99       $0.98          64,227
                  2013..     $1.00       $0.99              --
                Ivy VIP Growth Sub-Account (b):
                  2017..     $1.35       $1.71          25,098
                  2016..     $1.35       $1.35          23,284
                  2015..     $1.28       $1.35          13,695
                  2014..     $1.17       $1.28           7,489
                  2013..     $1.06       $1.17              --
                Ivy VIP High Income Sub-Account (b):
                  2017..     $1.08       $1.14       2,706,636
                  2016..     $0.96       $1.08       3,141,272
                  2015..     $1.04       $0.96          13,130
                  2014..     $1.04       $1.04          12,720
                  2013..     $1.01       $1.04           6,637
                Ivy VIP International Core Equity Sub-Account (b):
                  2017..     $2.47       $2.99       2,219,260
                  2016..     $1.09       $2.47       2,614,338
                  2015..     $1.12       $1.09          15,461
                  2014..     $1.12       $1.12           3,720
                  2013..     $1.06       $1.12           7,892
                Ivy VIP Limited-Term Bond Sub-Account (b):
                  2017..     $0.99       $0.99         360,962
                  2016..     $0.99       $0.99         340,830
                  2015..     $1.00       $0.99         321,542
                  2014..     $1.01       $1.00         195,798
                  2013..     $1.01       $1.01         106,894
                Ivy VIP Micro Cap Growth Sub-Account (b):
                  2017..     $3.21       $3.44         174,760
                  2016..     $1.01       $3.21         189,974
                  2015..     $1.13       $1.01           1,966
                  2014..     $1.17       $1.13           1,926
                  2013..     $1.06       $1.17           4,235




                         Unit value at Unit value Number of units
                         beginning of  at end of  outstanding at
                            period       period    end of period
                         ------------- ---------- ---------------
                Ivy VIP Mid Cap Growth Sub-Account (b):
                  2017.      $2.37       $2.95         790,059
                  2016.      $1.07       $2.37         909,555
                  2015.      $1.16       $1.07          16,702
                  2014.      $1.09       $1.16           7,741
                  2013.      $1.04       $1.09           4,459
                Ivy VIP Natural Resources Sub-Account (b) (e):
                  2017.      $1.05       $1.06       1,820,183
                  2016.      $0.68       $1.05       2,611,120
                  2015.      $0.89       $0.68           2,901
                  2014.      $1.04       $0.89             434
                  2013.      $1.03       $1.04              --
                Ivy VIP Pathfinder Aggressive Sub-Account (b):
                  2017.      $1.16       $1.37          70,236
                  2016.      $1.13       $1.16          75,986
                  2015.      $1.14       $1.13          74,348
                  2014.      $1.11       $1.14          62,298
                  2013.      $1.05       $1.11          55,987
                Ivy VIP Pathfinder Conservative Sub-Account (b):
                  2017.      $1.08       $1.17              --
                  2016.      $1.07       $1.08              --
                  2015.      $1.08       $1.07              --
                  2014.      $1.06       $1.08              --
                  2013.      $1.03       $1.06              --
                Ivy VIP Pathfinder Moderate -- Managed Volatility
                 Sub-Account (a) (b):
                  2017..     $1.05       $1.17       5,591,479
                  2016..     $1.04       $1.05       6,020,667
                  2015..     $1.07       $1.04       2,414,976
                  2014..     $1.05       $1.07       1,725,275
                  2013..     $1.00       $1.05         657,546
                Ivy VIP Pathfinder Moderate Sub-Account (b):
                  2017..     $1.12       $1.26          15,324
                  2016..     $1.10       $1.12          15,351
                  2015..     $1.11       $1.10          12,482
                  2014..     $1.09       $1.11          12,888
                  2013..     $1.04       $1.09           5,908
                Ivy VIP Pathfinder Moderately Aggressive --
                 Managed Volatility Sub-Account (a) (b):
                  2017..     $1.06       $1.20       1,180,263
                  2016..     $1.05       $1.06       1,493,364
                  2015..     $1.07       $1.05         522,237
                  2014..     $1.05       $1.07         263,015
                  2013..     $1.00       $1.05         119,133
                Ivy VIP Pathfinder Moderately Aggressive
                 Sub-Account (b):
                  2017..     $1.14       $1.31              --
                  2016..     $1.11       $1.14              --
                  2015..     $1.13       $1.11              --
                  2014..     $1.10       $1.13              --
                  2013..     $1.04       $1.10              --
                Ivy VIP Pathfinder Moderately Conservative --
                 Managed Volatility Sub-Account (a) (b):
                  2017..     $1.02       $1.12         260,317
                  2016..     $1.03       $1.02         273,579
                  2015..     $1.05       $1.03         653,008
                  2014..     $1.04       $1.05         346,578
                  2013..     $1.00       $1.04              --
                Ivy VIP Pathfinder Moderately Conservative
                 Sub-Account (b):
                  2017..     $1.10       $1.22              --
                  2016..     $1.08       $1.10              --
                  2015..     $1.10       $1.08              --
                  2014..     $1.07       $1.10              --
                  2013..     $1.03       $1.07              --
                Ivy VIP Science and Technology Sub-Account (b):
                  2017..     $3.30       $4.29         922,678
                  2016..     $1.15       $3.30         626,507
                  2015..     $1.20       $1.15          26,540
                  2014..     $1.19       $1.20          16,461
                  2013..     $1.05       $1.19          10,137

                        Unit value at Unit value Number of units
                        beginning of  at end of  outstanding at
                           period       period    end of period
                        ------------- ---------- ---------------
                Ivy VIP Small Cap Core Sub-Account (b) (f):
                  2017.     $3.43       $3.83         839,340
                  2016.     $1.10       $3.43       1,240,194
                  2015.     $1.19       $1.10           8,277
                  2014.     $1.13       $1.19           8,418
                  2013.     $1.05       $1.13           6,372
                Ivy VIP Small Cap Growth Sub-Account (b):
                  2017.     $1.13       $1.37          82,559
                  2016.     $1.12       $1.13          88,586
                  2015.     $1.11       $1.12          44,701
                  2014.     $1.12       $1.11          36,480
                  2013.     $1.05       $1.12           9,673
                Ivy VIP Value Sub-Account (b):
                  2017.     $2.21       $2.44         977,779
                  2016.     $1.15       $2.21       1,141,671
                  2015.     $1.22       $1.15           7,005
                  2014.     $1.12       $1.22           7,012
                  2013.     $1.02       $1.12           7,602



1.95% Variable Account Charge



                         Unit value at Unit value Number of units
                         beginning of  at end of  outstanding at
                            period       period    end of period
                         ------------- ---------- ---------------
                Ivy VIP Advantus Real Estate Securities
                 Sub-Account (b) (d):
                  2017.      $1.39       $1.44        27,715
                  2016.      $1.36       $1.39        24,430
                  2015.      $1.32       $1.36        17,575
                  2014.      $1.04       $1.32        18,181
                  2013.      $1.08       $1.04            --
                Ivy VIP Asset Strategy Sub-Account (b):
                  2017.      $2.36       $2.73        79,220
                  2016.      $0.92       $2.36        80,936
                  2015.      $1.03       $0.92        26,178
                  2014.      $1.11       $1.03        25,193
                  2013.      $1.03       $1.11            --
                Ivy VIP Balanced Sub-Account (b):
                  2017.      $1.93       $2.11        27,813
                  2016.      $1.12       $1.93        25,252
                  2015.      $1.14       $1.12            --
                  2014.      $1.08       $1.14            --
                  2013.      $1.03       $1.08            --
                Ivy VIP Corporate Bond Sub-Account (b) (g):
                  2017.      $1.04       $1.06        75,244
                  2016.      $1.02       $1.04        65,073
                  2015.      $1.04       $1.02        58,055
                  2014.      $1.01       $1.04        56,872
                  2013.      $1.01       $1.01            --
                Ivy VIP Core Equity Sub-Account (b):
                  2017.      $2.37       $2.81        52,284
                  2016.      $1.18       $2.37        52,852
                  2015.      $1.21       $1.18        42,912
                  2014.      $1.12       $1.21        38,473
                  2013.      $1.04       $1.12            --
                Ivy VIP Global Equity Income Sub-Account (b) (h):
                  2017..     $1.22       $1.38            --
                  2016..     $1.16       $1.22            --
                  2015..     $1.21       $1.16            --
                  2014..     $1.12       $1.21            --
                  2013..     $1.05       $1.12            --
                Ivy VIP Energy Sub-Account (b):
                  2017..     $0.93       $0.80            --
                  2016..     $0.71       $0.93            --
                  2015..     $0.92       $0.71            --
                  2014..     $1.05       $0.92            --
                  2013..     $1.04       $1.05            --
                Ivy VIP Global Bond Sub-Account (b):
                  2017..     $1.01       $1.04        15,129
                  2016..     $0.97       $1.01        13,643
                  2015..     $1.01       $0.97        13,550
                  2014..     $1.03       $1.01            --
                  2013..     $1.02       $1.03            --




                          Unit value at Unit value Number of units
                          beginning of  at end of  outstanding at
                             period       period    end of period
                          ------------- ---------- ---------------
                Ivy VIP Global Growth Sub-Account (b):
                  2017.       $1.81       $2.21         79,684
                  2016.       $1.11       $1.81         85,872
                  2015.       $1.10       $1.11             --
                  2014.       $1.11       $1.10             --
                  2013.       $1.06       $1.11             --
                Ivy VIP Government Money Market
                 Sub-Account (b) (c) (d):
                  2017.       $0.94       $0.93             --
                  2016.       $0.96       $0.94             --
                  2015.       $0.97       $0.96             --
                  2014.       $0.99       $0.97             --
                  2013.       $1.00       $0.99             --
                Ivy VIP Growth Sub-Account (b):
                  2017.       $1.33       $1.69             --
                  2016.       $1.34       $1.33             --
                  2015.       $1.28       $1.34             --
                  2014.       $1.17       $1.28             --
                  2013.       $1.06       $1.17             --
                Ivy VIP High Income Sub-Account (b):
                  2017.       $1.07       $1.12         99,512
                  2016.       $0.95       $1.07        114,697
                  2015.       $1.04       $0.95        110,483
                  2014.       $1.04       $1.04        107,132
                  2013.       $1.01       $1.04             --
                Ivy VIP International Core Equity Sub-Account (b):
                  2017...     $1.83       $2.21         39,664
                  2016...     $1.08       $1.83         49,316
                  2015...     $1.12       $1.08         45,164
                  2014...     $1.12       $1.12         38,281
                  2013...     $1.06       $1.12             --
                Ivy VIP Limited-Term Bond Sub-Account (b):
                  2017...     $0.99       $0.98             --
                  2016...     $0.99       $0.99             --
                  2015...     $1.00       $0.99             --
                  2014...     $1.01       $1.00             --
                  2013...     $1.01       $1.01             --
                Ivy VIP Micro Cap Growth Sub-Account (b):
                  2017...     $2.23       $2.38        101,013
                  2016...     $1.01       $2.23        105,141
                  2015...     $1.13       $1.01             --
                  2014...     $1.17       $1.13             --
                  2013...     $1.06       $1.17             --
                Ivy VIP Mid Cap Growth Sub-Account (b):
                  2017...     $2.30       $2.86         47,836
                  2016...     $1.06       $2.30         50,351
                  2015...     $1.15       $1.06         20,038
                  2014...     $1.09       $1.15         15,386
                  2013...     $1.04       $1.09             --
                Ivy VIP Natural Resources Sub-Account (b) (e):
                  2017...     $1.02       $1.03         40,620
                  2016...     $0.68       $1.02        128,080
                  2015...     $0.89       $0.68             --
                  2014...     $1.04       $0.89             --
                  2013...     $1.03       $1.04             --
                Ivy VIP Pathfinder Aggressive Sub-Account (b):
                  2017...     $1.15       $1.35             --
                  2016...     $1.12       $1.15             --
                  2015...     $1.14       $1.12             --
                  2014...     $1.11       $1.14             --
                  2013...     $1.05       $1.11             --
                Ivy VIP Pathfinder Conservative Sub-Account (b):
                  2017...     $1.07       $1.16             --
                  2016...     $1.06       $1.07             --
                  2015...     $1.08       $1.06             --
                  2014...     $1.06       $1.08             --
                  2013...     $1.03       $1.06             --

                         Unit value at Unit value Number of units
                         beginning of  at end of  outstanding at
                            period       period    end of period
                         ------------- ---------- ---------------
                Ivy VIP Pathfinder Moderate -- Managed Volatility
                 Sub-Account (a) (b):
                  2017..     $1.04       $1.16            --
                  2016..     $1.04       $1.04            --
                  2015..     $1.06       $1.04            --
                  2014..     $1.05       $1.06            --
                  2013..     $1.00       $1.05            --
                Ivy VIP Pathfinder Moderate Sub-Account (b):
                  2017..     $1.11       $1.25            --
                  2016..     $1.09       $1.11            --
                  2015..     $1.11       $1.09            --
                  2014..     $1.09       $1.11            --
                  2013..     $1.04       $1.09            --
                Ivy VIP Pathfinder Moderately Aggressive --
                 Managed Volatility Sub-Account (a) (b):
                  2017..     $1.05       $1.19        73,325
                  2016..     $1.04       $1.05        69,299
                  2015..     $1.07       $1.04            --
                  2014..     $1.05       $1.07            --
                  2013..     $1.00       $1.05            --
                Ivy VIP Pathfinder Moderately Aggressive
                 Sub-Account (b):
                  2017..     $1.13       $1.29            --
                  2016..     $1.10       $1.13            --
                  2015..     $1.12       $1.10            --
                  2014..     $1.10       $1.12            --
                  2013..     $1.04       $1.10            --
                Ivy VIP Pathfinder Moderately Conservative --
                 Managed Volatility Sub-Account (a) (b):
                  2017..     $1.01       $1.11            --
                  2016..     $1.02       $1.01            --
                  2015..     $1.05       $1.02            --
                  2014..     $1.04       $1.05            --
                  2013..     $1.00       $1.04            --




                        Unit value at Unit value Number of units
                        beginning of  at end of  outstanding at
                           period       period    end of period
                        ------------- ---------- ---------------
                Ivy VIP Pathfinder Moderately Conservative
                 Sub-Account (b):
                  2017.     $1.09       $1.20             --
                  2016.     $1.08       $1.09             --
                  2015.     $1.09       $1.08             --
                  2014.     $1.07       $1.09             --
                  2013.     $1.03       $1.07             --
                Ivy VIP Science and Technology Sub-Account (b):
                  2017.     $3.11       $4.02        300,638
                  2016.     $1.14       $3.11        217,187
                  2015.     $1.20       $1.14         10,606
                  2014.     $1.19       $1.20         11,134
                  2013.     $1.05       $1.19             --
                Ivy VIP Small Cap Growth Sub-Account (b):
                  2017.     $1.12       $1.35         31,886
                  2016.     $1.11       $1.12         34,734
                  2015.     $1.11       $1.11         17,072
                  2014.     $1.11       $1.11         20,213
                  2013.     $1.05       $1.11             --
                Ivy VIP Small Cap Core Sub-Account (b) (f):
                  2017.     $2.51       $2.80         33,985
                  2016.     $1.10       $2.51        146,585
                  2015.     $1.19       $1.10             --
                  2014.     $1.13       $1.19             --
                  2013.     $1.05       $1.13             --
                Ivy VIP Value Sub-Account (b):
                  2017.     $2.09       $2.31         48,367
                  2016.     $1.14       $2.09         52,424
                  2015.     $1.21       $1.14         30,233
                  2014.     $1.12       $1.21         31,223
                  2013.     $1.02       $1.12             --

--------

(a) Sub-Account was made available effective October 4, 2013.
(b) The Ivy Insurance Portfolios Trust has removed the word "Funds" from the portfolios' names effective September 30, 2016.
(c) Ivy VIP Money Market changed its name to Ivy VIP Government Money Market effective October 14, 2016.
(d) Ivy VIP Real Estate Securities changed its name to Ivy VIP Advantus Real Estate Securities effective April 28, 2017.
(e) Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources effective April 28, 2017.
(f) Ivy VIP Small Cap Value changed its name to Ivy Small Cap Core effective April 28, 2017.
(g) Ivy VIP Bond changed its name to Ivy VIP Corporate Bond effective April 30, 2018.
(h) Ivy VIP Dividend Opportunities changed its name to Ivy VIP Global Equity Income effective April 30, 2018.

             Appendix B -- Illustration Of Variable Annuity Values

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.90% and 10.00%.

For illustration purposes, an average annual expense equal to 2.40% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.40% includes: 1.35% for mortality and expense risk, and an average of 1.05% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

              Variable Annuity Income - Hypothetical Illustration
       Annuity Income Option - Life Annuity with 10 Year Period Certain

Prepared for: Client
Variable Contribution: $100,000.00
Initial Variable Monthly Income: $612.09

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will increase if the returns on your investments are greater than the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will decrease if the returns on your investments are less than the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.90% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

Variable Annuity Income -- Hypothetical

                   Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                   [CHART]

                    0.00% Gross            6.90% Gross           10.00% Gross
     Age           (-2.40% Net)            (4.50% Net)            (7.60% Net)
    -----          ------------            -----------            -----------
     65                $612                   $612                    $612
     68                $499                   $612                    $668
     71                $406                   $612                    $729
     74                $331                   $612                    $796
     77                $270                   $612                    $869
     80                $220                   $612                    $949
     83                $179                   $612                  $1,036
     86                $146                   $612                  $1,131
     89                $119                   $612                  $1,235
     92                 $97                   $612                  $1,348
     95                 $79                   $612                  $1,471
     98                 $64                   $612                  $1,606



Variable Annuity Income -- Supporting Detail




                                  Monthly Annuity Income Based on
                                    Hypothetical Rate of Return
                             -----------------------------------------
                                 0.00% Gross  6.90% Gross 10.00% Gross
          Beginning of Year  Age (-2.40% Net) (4.50% Net) (7.60% Net)
          -----------------  --- ------------ ----------- ------------
                 1.......... 65      $612        $612        $  612
                 4.......... 68      $499        $612        $  668
                 7.......... 71      $406        $612        $  729
                 10......... 74      $331        $612        $  796
                 13......... 77      $270        $612        $  869
                 16......... 80      $220        $612        $  949
                 19......... 83      $179        $612        $1,036
                 22......... 86      $146        $612        $1,131
                 25......... 89      $119        $612        $1,235
                 28......... 92      $ 97        $612        $1,348
                 31......... 95      $ 79        $612        $1,471
                 34......... 98      $ 64        $612        $1,606



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $527.13.

                  Appendix C -- Types of Qualified Contracts

Individual and employer sponsored tax qualified retirement plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a tax qualified plan.

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of tax qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of tax qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59/ 1//\\2\\ (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the non deductible contributions to an IRA. The "investment in the contract" can be zero.

Simplified Employee Pension (SEP) IRAs

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Roth IRAs

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity Owner has reached age 59/ 1//\\2\\;
(2) the distribution is paid to a beneficiary after the Owner's death; (3) the annuity Owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax advisor for further information regarding Roth IRAs.

            Appendix D -- Examples Illustrating Credit Enhancement

Example #1 -- Recapture of Credit Enhancement due to Right of Cancellation or "Free Look".

In the event the contract is cancelled and returned during the free look period, we will refund the current Contract Value less any credit enhancements applied to the contract. The contract owner bears the investment risk for the Purchase Payment(s) and credit enhancements(s) during this period. For example:

Purchase Payment = $500,000
Credit Enhancement = $2,500 (.50% 3 500,000)
Contract Value at Issue = $502,500

Assume the Contract Value on the Valuation Date has decreased to $501,000 due to poor fund performance. The amount refunded as a result of the free look cancellation is $498,500 ($501,000 - $2,500).

Example #2 -- Recapture of Credit Enhancement due to Death Benefit.

The death benefit will be calculated according to the death benefit option elected at the time of contract issue. Any death benefit paid to a beneficiary will be reduced by the amount of credit enhancement(s) received within the last 12 months. For example:

Purchase Payment = $500,000
Credit Enhancement = $2,500 (.50% 3 500,000)
Subsequent Purchase Payment fourth month following contract issue = $400,000 Additional Credit Enhancement = $4,250 (.75% 3 900,000 - 2,500)

Assume a death benefit of $950,000 becomes payable 15 months after contract issue. No recapture is applied to the first credit enhancement because it was added to the contract more than 12 months prior. The second credit enhancement is within the first 12 months so recapture applies. The adjusted death benefit would be $950,000 - $4,250 = $945,750. If there are two beneficiaries, each entitled to 50% of the death benefit; they would each receive $472,875.

Example #3 -- Recapture of Credit Enhancement when Amounts are applied to Provide Annuity Payments.

If the entire Contract Value is applied to provide Annuity Payments, the value will be reduced by the amount of credit enhancement(s) received within the last 12 months. For example:

Purchase Payment = $500,000
Credit Enhancement = $2,500 (.50% 3 500,000)
Subsequent Purchase Payment fourth month following contract issue = $400,000 Additional Credit Enhancement = $4,250 (.75% 3 900,000 - 2,500)

If the Contract Value was $945,000, the amount available to provide Annuity Payments prior to any applicable deduction for premium tax is $945,000 - $4,250 = $940,750.

Example #4 -- Demonstration of Credit Enhancement Schedule.

The credit enhancement schedule has four levels, based on the cumulative net Purchase Payments. Cumulative net Purchase Payments are the total of all Purchase Payments received for a contract, less any prior withdrawals from contract value (including associated charges). With each Purchase Payment received, we will evaluate whether the contract is eligible for a credit enhancement. If eligible, the credit enhancement will be added to the Contract Value. The amount of credit enhancement is calculated as follows: cumulative net Purchase Payments multiplied by the applicable credit enhancement percentage; less any credit enhancements previously applied to the Contract Value. If the result of the calculation is less than zero, no credit enhancement will be applied.

                       Contract                                                             Contract
                        Value   Purchase            Cumulative Net Additional     Total      Value
                        before  Payments Withdrawal    Purchase      Credit      Credit      after
Contract Years         Activity Received   Amount      Payments    Enhancement Enhancement  Activity
--------------         -------- -------- ---------- -------------- ----------- ----------- ----------
Beginning of Year 1... $      0 $200,000  $      0    $  200,000     $    0      $     0   $  200,000
Activity.............. $208,000 $200,000  $      0    $  400,000     $1,000      $ 1,000   $  409,000
Activity (withdrawal). $398,000       --  $250,000    $  150,000     $    0      $ 1,000   $  148,000
Activity.............. $163,000 $450,000  $      0    $  600,000     $2,000      $ 3,000   $  615,000
Activity.............. $645,000 $500,000  $      0    $1,100,000     $8,000      $11,000   $1,153,000

Example #5 -- Demonstration of Credit Enhancement with MyPath Lifetime Income Optional Riders Elected at Issue.

When a MyPath Lifetime Income optional rider is elected at issue, the initial benefit base and enhancement base, if applicable, are equal to Purchase Payments. The credit enhancement is not considered a Purchase Payment and therefore, has no impact on the rider values.

                     Contract                                                Contract          Guaranteed
                      Value   Purchase            Cumulative Net              Value              Annual
                      before  Payments Withdrawal    Purchase      Credit     after   Benefit    Income
Contract Year        Activity Received   Amount      Payments    Enhancement Activity  Base      (GAI)
-------------        -------- -------- ---------- -------------- ----------- -------- -------- ----------
Beginning of Year 1.    $0    $500,000     --        $500,000      $2,500    $502,500 $500,000  $20,500

For the purposes of this illustration, an annual income percentage of 4.10% was used to determine the GAI of $20,500. The actual annual income percentage may vary based on the specific MyPath Lifetime Income optional rider elected at issue.

The enhancement base (not shown above), if applicable, would also equal the cumulative net Purchase Payments.

For a complete illustration of the mechanics for the MyPath Lifetime Income optional riders, please see Appendix I, Appendix J, Appendix K, and Appendix L of this Prospectus.

Example #6 -- Demonstration of Credit Enhancement with SureTrack Plus 90 Optional Rider Elected at Issue.

When the SureTrack Plus 90 optional rider is elected at issue, the initial accumulation base is equal to Purchase Payments. The credit enhancement is not considered a Purchase Payment and therefore, has no impact on the rider values.

                     Contract                                                Contract
                      Value   Purchase            Cumulative Net              Value
                      before  Payments Withdrawal    Purchase      Credit     after   Accumulation
Contract Year        Activity Received   Amount      Payments    Enhancement Activity     Base
-------------        -------- -------- ---------- -------------- ----------- -------- ------------
Beginning of Year 1.    $0    $500,000     --        $500,000      $2,500    $502,500   $500,000

For a complete illustration of the mechanics for the SureTrack Plus 90 optional rider, please see Appendix N of this Prospectus.

Appendix E -- Examples of the Highest Anniversary Value II Death Benefit Option

Below are several examples that are designed to help show how the Highest Anniversary Value II (HAV II) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 -- Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, and Contract Value vary relative to one another during periods of positive and negative market fluctuations.

                          Contract                     Contract   Purchase                Death
                           Value   Purchase             Value     Payments     Highest   Benefit
                           Before  Payments Withdrawal  After   Adjusted for Anniversary  Under
Contract Anniversary  Age Activity Received   Amount   Activity Withdrawals     Value    HAV II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1.. 67        -- $100,000     --     $100,000   $100,000    $100,000   $100,000
Beginning of Year 2.. 68  $106,000       --     --     $106,000   $100,000    $106,000   $106,000
Beginning of Year 3.. 69  $120,000       --     --     $120,000   $100,000    $120,000   $120,000
Beginning of Year 4.. 70  $128,000       --     --     $128,000   $100,000    $128,000   $128,000
Beginning of Year 5.. 71  $108,000       --     --     $108,000   $100,000    $128,000   $128,000
Beginning of Year 6.. 72  $100,000       --     --     $100,000   $100,000    $128,000   $128,000
Beginning of Year 7.. 73  $156,000       --     --     $156,000   $100,000    $156,000   $156,000
Beginning of Year 8.. 74  $160,000       --     --     $160,000   $100,000    $160,000   $160,000
Beginning of Year 9.. 75  $125,000       --     --     $125,000   $100,000    $160,000   $160,000
Beginning of Year 10. 76  $141,000       --     --     $141,000   $100,000    $160,000   $160,000
Beginning of Year 11. 77  $160,000       --     --     $160,000   $100,000    $160,000   $160,000
Beginning of Year 12. 78  $155,000       --     --     $155,000   $100,000    $160,000   $160,000
Beginning of Year 13. 79  $163,000       --     --     $163,000   $100,000    $163,000   $163,000
Beginning of Year 14. 80  $140,000       --     --     $140,000   $100,000    $163,000   $163,000
Beginning of Year 15. 81  $155,000       --     --     $155,000   $100,000    $163,000   $163,000
Beginning of Year 16. 82  $165,000       --     --     $165,000   $100,000    $163,000   $165,000

In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000 and the Highest Anniversary Value is increased to the current Contract Value. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value, resulting in a death benefit of $106,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner's 80th birthday; the last anniversary at which the Highest Anniversary Value has the potential to increase.

Example #2 -- Initial values at issue based on an initial Purchase Payment of $100,000.

Examples 2 -- 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          Contract                     Contract   Purchase                Death
                           Value   Purchase             Value     Payments     Highest   Benefit
                           Before  Payments Withdrawal  After   Adjusted for Anniversary  Under
Contract Anniversary  Age Activity Received   Amount   Activity Withdrawals     Value    HAV II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1.. 67     --    $100,000     --     $100,000   $100,000    $100,000   $100,000

Initial Highest Anniversary Value = initial Purchase Payment = $100,000.

Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($100,000, $100,000, $100,000) = $100,000.

Example #3 -- Subsequent Purchase Payment received during the first Contract
Year.

If additional Purchase Payments are received, the Highest Anniversary Value will increase by the amount of the Purchase Payment.

                             Contract                     Contract   Purchase                Death
                              Value   Purchase             Value     Payments     Highest   Benefit
                              Before  Payments Withdrawal  After   Adjusted for Anniversary  Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals     Value    HAV II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1..... 67        -- $100,000     --     $100,000   $100,000    $100,000   $100,000
Activity 6 months later. 67  $105,000 $ 20,000     --     $125,000   $120,000    $120,000   $125,000

After the additional Purchase Payment:

Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($125,000, $120,000, $120,000) = $125,000.

Example #4 -- Highest Anniversary Value increase on Contract Anniversary.

On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

                             Contract                     Contract   Purchase                Death
                              Value   Purchase             Value     Payments     Highest   Benefit
                              Before  Payments Withdrawal  After   Adjusted for Anniversary  Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals     Value    HAV II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- --------
Beginning of Year 1..... 67        -- $100,000     --     $100,000   $100,000    $100,000   $100,000
Activity 6 months later. 67  $105,000 $ 20,000     --     $125,000   $120,000    $120,000   $125,000
Beginning of Year 2..... 68  $130,000       --     --     $130,000   $120,000    $130,000   $130,000

After the increase:

Highest Anniversary Value = greater of Contract Value on anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($130,000, $120,000, $130,000) = $130,000.

Example #5 -- Withdrawal from Contract Value.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal.

                                                                    Purchase
                             Contract                     Contract  Payments                Death
                              Value   Purchase             Value    Adjusted     Highest   Benefit
                              Before  Payments Withdrawal  After       for     Anniversary  Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals    Value    HAV II
--------------------     --- -------- -------- ---------- -------- ----------- ----------- --------
Beginning of Year 1..... 67        -- $100,000       --   $100,000  $100,000    $100,000   $100,000
Activity 6 months later. 67  $105,000 $ 20,000       --   $125,000  $120,000    $120,000   $125,000
Beginning of Year 2..... 68  $130,000       --       --   $130,000  $120,000    $130,000   $130,000
Activity 6 months later. 68  $126,000       --   $5,000   $121,000  $115,238    $124,841   $124,841

After the withdrawal:

Purchase Payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal -- [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $126,000] = $115,238.

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal -- [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 - [$130,000 x $5,000 / $126,000] = $124,841.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($121,000, $115,238, $124,841) = $124,841.

           Appendix F -- Examples of Premier II Death Benefit Option

Below are several examples that are designed to help show how the Premier II death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 -- Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, 5% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.

                          Contract                     Contract   Purchase                          Death
                           Value   Purchase             Value     Payments     Highest      5%     Benefit
                           Before  Payments Withdrawal  After   Adjusted for Anniversary Increase   Under
Contract Anniversary  Age Activity Received   Amount   Activity Withdrawals     Value     Value   Premier II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000     --     $100,000   $100,000    $100,000   $100,000  $100,000
Beginning of Year 2.. 68  $106,000       --     --     $106,000   $100,000    $106,000   $105,000  $106,000
Beginning of Year 3.. 69  $120,000       --     --     $120,000   $100,000    $120,000   $110,250  $120,000
Beginning of Year 4.. 70  $128,000       --     --     $128,000   $100,000    $128,000   $115,763  $128,000
Beginning of Year 5.. 71  $108,000       --     --     $108,000   $100,000    $128,000   $121,551  $128,000
Beginning of Year 6.. 72  $100,000       --     --     $100,000   $100,000    $128,000   $127,628  $128,000
Beginning of Year 7.. 73  $156,000       --     --     $156,000   $100,000    $156,000   $134,010  $156,000
Beginning of Year 8.. 74  $160,000       --     --     $160,000   $100,000    $160,000   $140,710  $160,000
Beginning of Year 9.. 75  $125,000       --     --     $125,000   $100,000    $160,000   $147,746  $160,000
Beginning of Year 10. 76  $141,000       --     --     $141,000   $100,000    $160,000   $155,133  $160,000
Beginning of Year 11. 77  $160,000       --     --     $160,000   $100,000    $160,000   $162,889  $162,889
Beginning of Year 12. 78  $155,000       --     --     $155,000   $100,000    $160,000   $171,034  $171,034
Beginning of Year 13. 79  $163,000       --     --     $163,000   $100,000    $163,000   $179,586  $179,586
Beginning of Year 14. 80  $140,000       --     --     $140,000   $100,000    $163,000   $188,565  $188,565
Beginning of Year 15. 81  $155,000       --     --     $155,000   $100,000    $163,000   $188,565  $188,565
Beginning of Year 16. 82  $165,000       --     --     $165,000   $100,000    $163,000   $188,565  $188,565

In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000 and the Highest Anniversary Value is increased to the current Contract Value. The 5% Increase Value is calculated as the prior 5% Increase Value, accumulated at 5% for a year ($100,000 * 1.05 ^ (365 / 365) = $105,000). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value, resulting in a death benefit of $106,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The prior 5% Increase Value is accumulated at 5% ($115,763 * 1.05 ^ (365 / 365) = $121,551). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest owner's 80th birthday; the last anniversary at which the Highest Anniversary Value and 5% Increase Value have the potential to increase.

Example #2 -- Initial values at issue based on an initial Purchase Payment of $100,000.

Examples 2 - 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          Contract                     Contract   Purchase                          Death
                           Value   Purchase             Value     Payments     Highest      5%     Benefit
                           Before  Payments Withdrawal  After   Adjusted for Anniversary Increase   Under
Contract Anniversary  Age Activity Received   Amount   Activity Withdrawals     Value     Value   Premier II
--------------------  --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67     --    $100,000     --     $100,000   $100,000    $100,000   $100,000  $100,000

Initial Highest Anniversary Value = initial Purchase Payment = $100,000.

Initial 5% Increase Value = initial Purchase Payment = $100,000.

Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($100,000, $100,000, $100,000, $100,000) = $100,000.

Example #3 -- Subsequent Purchase Payment received during the first Contract
Year.

If additional Purchase Payments are received, the Highest Anniversary Value and 5% Increase Value will increase by the amount of the Purchase Payment.

                             Contract                     Contract   Purchase                          Death
                              Value   Purchase             Value     Payments     Highest      5%     Benefit
                              Before  Payments Withdrawal  After   Adjusted for Anniversary Increase   Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals     Value     Value   Premier II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1..... 67        -- $100,000     --     $100,000   $100,000    $100,000   $100,000  $100,000
Activity 6 months later. 67  $105,000 $ 20,000     --     $125,000   $120,000    $120,000   $122,470  $125,000

After the additional Purchase Payment:

Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

5% Increase Value = 5% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount, subject to the maximum 5% Increase Value of 200% of Purchase Payments adjusted for withdrawals = minimum of ($100,000 * (1.05 ^ (6/12)) + $20,000, 200% *
$120,000) = $122,470.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($125,000, $120,000, $120,000, $122,470) = $125,000.

Example #4 -- Highest Anniversary Value increase on Contract Anniversary.

On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

                             Contract                     Contract   Purchase                          Death
                              Value   Purchase             Value     Payments     Highest      5%     Benefit
                              Before  Payments Withdrawal  After   Adjusted for Anniversary Increase   Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals     Value     Value   Premier II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1..... 67        -- $100,000     --     $100,000   $100,000    $100,000   $100,000  $100,000
Activity 6 months later. 67  $105,000 $ 20,000     --     $125,000   $120,000    $120,000   $122,470  $125,000
Beginning of Year 2..... 68  $130,000       --     --     $130,000   $120,000    $130,000   $125,494  $130,000

After the increase:

Highest Anniversary Value = greater of Contract Value on anniversary of prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

5% Increase Value = prior 5% Increase Value accumulated until the beginning of year 2 = minimum of ($122,470 * (1.05 ^ (6/12)), 200% * $120,000) = $125,494.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($130,000, $120,000, $130,000, $125,494) = $130,000.

Example #5 -- Withdrawal from Contract Value.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal. The 5% Increase Value is reduced by the amount of the withdrawal.

                             Contract                     Contract   Purchase                          Death
                              Value   Purchase             Value     Payments     Highest      5%     Benefit
                              Before  Payments Withdrawal  After   Adjusted for Anniversary Increase   Under
Contract Anniversary     Age Activity Received   Amount   Activity Withdrawals     Value     Value   Premier II
--------------------     --- -------- -------- ---------- -------- ------------ ----------- -------- ----------
Beginning of Year 1..... 67        -- $100,000       --   $100,000   $100,000    $100,000   $100,000  $100,000
Activity 6 months later. 67  $105,000 $ 20,000       --   $125,000   $120,000    $120,000   $122,470  $125,000
Beginning of Year 2..... 68  $130,000       --       --   $130,000   $120,000    $130,000   $125,494  $130,000
Activity 6 months later. 68  $126,000       --   $5,000   $121,000   $115,238    $124,841   $123,593  $124,841

After the withdrawal:

Purchase Payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal -- [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $126,000] = $115,238.

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal -- [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 - [$130,000 x $5,000 / $126,000] = $124,841.

5% Increase Value = 5% Increase Value prior to the withdrawal accumulated until the time of the withdrawal and reduced for the withdrawal = Minimum of ($125,494 * (1.05 ^ (6/12)) - $5,000, 200% * $115,238) = $123,593.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($121,000, $115,238, $124,841, $123,539) = $124,841.

        Appendix G -- Examples of Estate Enhancement Benefit II Option

Below are several examples that are designed to help show how the Estate Enhancement Benefit II option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 -- Initial values on issue based on an initial Purchase Payment of $100,000.

Examples 1 - 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest owner.

                          Contract                     Contract
                           Value   Purchase             Value   Remaining   Maximum     Estate
                           Before  Payments Withdrawal  After   Purchase  Enhancement Enhancement
Contract Anniversary  Age Activity Received   Amount   Activity Payments     Basis      Benefit
--------------------  --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1.. 69     --    $100,000     --     $100,000 $100,000   $200,000       --

Initial Maximum Enhancement Basis = Purchase Payments * 200% = 100,000 * 200% = 200,000.

Initial Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($100,000 - $100,000) = 0.

Example #2 -- Subsequent Purchase Payment received during the first Contract
Year.

If additional Purchase Payments are received, the Contract Value, Purchase Payments adjusted for withdrawals, and remaining Purchase Payments are increased by the Purchase Payment.

                             Contract                     Contract
                              Value   Purchase             Value   Remaining   Maximum     Estate
                              Before  Payments Withdrawal  After   Purchase  Enhancement Enhancement
Contract Anniversary     Age Activity Received   Amount   Activity Payments     Basis      Benefit
--------------------     --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000     --     $100,000 $100,000   $200,000         --
Activity 6 months later. 69  $105,000 $ 20,000     --     $125,000 $120,000   $240,000     $2,000

After the additional Purchase Payment:

Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = ($100,000 + $20,000) * 200% = $240,000.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($125,000 - $120,000) = $2,000.

Example #3 -- Withdrawal from Contract Value.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to Purchase Payments in the maximum enhancement basis calculation based on the Contract Value prior to the withdrawal.

                             Contract                     Contract
                              Value   Purchase             Value   Remaining   Maximum     Estate
                              Before  Payments Withdrawal  After   Purchase  Enhancement Enhancement
Contract Anniversary     Age Activity Received   Amount   Activity Payments     Basis      Benefit
--------------------     --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000       --   $100,000 $100,000   $200,000         --
Activity 6 months later. 69  $105,000 $ 20,000       --   $125,000 $120,000   $240,000     $2,000
Beginning of Year 2..... 70  $130,000       --       --   $130,000 $120,000   $240,000     $4,000
Activity 6 months later. 70  $133,000       --   $5,000   $128,000 $120,000   $230,977     $3,200

After the withdrawal:

Purchase Payments adjusted for withdrawals are adjusted on a Pro-rata Basis = Purchase Payments adjusted for withdrawals prior to the withdrawal -- [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $133,000] = $115,489.

Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.

Remaining Purchase Payments: the withdrawal will be allocated to contract gain up to the free withdrawal amount, and then to Purchase Payments on a first in, first out, basis. Therefore, remaining Purchase Payments = $120,000.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($128,000 - $120,000) = $3,200.

Example #4 -- Decreases in Contract Values.

Decreases in Contract Value can cause a drop in benefit amount; however, this amount will never be less than $0.

                             Contract                     Contract
                              Value   Purchase             Value   Remaining   Maximum     Estate
                              Before  Payments Withdrawal  After   Purchase  Enhancement Enhancement
Contract Anniversary     Age Activity Received   Amount   Activity Payments     Basis      Benefit
--------------------     --- -------- -------- ---------- -------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000       --   $100,000 $100,000   $200,000         --
Activity 6 months later. 69  $105,000 $ 20,000       --   $125,000 $120,000   $240,000     $2,000
Beginning of Year 2..... 70  $130,000       --       --   $130,000 $120,000   $240,000     $4,000
Activity 6 months later. 70  $133,000       --   $5,000   $128,000 $120,000   $230,977     $3,200
Beginning of Year 3..... 71  $122,000       --       --   $122,000 $120,000   $230,977     $  800
Beginning of Year 4..... 72  $115,000       --       --   $115,000 $120,000   $230,977         --
Beginning of Year 5..... 73  $118,000       --       --   $118,000 $120,000   $230,977         --
Beginning of Year 6..... 74  $123,000       --       --   $123,000 $120,000   $230,977     $1,200

Values in the beginning of year 4:

Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($115,000 - $120,000) = -$2,000.

Benefit may not be less than zero so no benefit is due.

      Appendix H -- Examples of MyPath Highest Anniversary Death Benefit
                           Single and Joint Options

Below are several examples that are designed to help show how the MyPath Highest Anniversary Death Benefit -- Single and MyPath Highest Anniversary Death Benefit -- Joint riders function. A level GAI of $4,000 is assumed for illustration purposes in the examples below. Additional information on how to calculate GAI can be found in the MyPath Core Flex and MyPath Value descriptions in the section of this Prospectus entitled "Optional Living Benefit Riders." A complete description of this optional contract feature can be found in the section of this Prospectus entitled "Death Benefits--Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 -- Initial values.

Examples 1 -- 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life (youngest Designated Life for the Joint option).

                          Contract                                   Highest
                           Value   Purchase             Contract   Anniversary
                           before  Payments Withdrawal Value after    Death
 Contract Year        Age Activity Received   Amount    Activity     Benefit
 -------------        --- -------- -------- ---------- ----------- -----------
 Beginning of Year 1. 63     $0    $100,000     --      $100,000    $100,000

Initial Highest Anniversary Death Benefit = initial Purchase Payment = $100,000.

Example #2 -- Subsequent Purchase Payment in the first Contract Year.

If additional Purchase Payments are received, the Highest Anniversary Death Benefit will increase by the amount of the Purchase Payment.

                                 Contract                                   Highest
                                  Value   Purchase             Contract   Anniversary
                                  before  Payments Withdrawal Value after    Death
Contract Year                Age Activity Received   Amount    Activity     Benefit
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000     --      $100,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000     --      $125,000    $120,000

After the additional Purchase Payment:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Example #3 -- Highest Anniversary Death Benefit on Contract Anniversary.

On each Contract Anniversary, prior to age 80, the Highest Anniversary Death Benefit is increased to the Contract Value if the Contract Value is greater than the then current Highest Anniversary Death Benefit.

                                 Contract                                   Highest
                                  Value   Purchase             Contract   Anniversary
                                  before  Payments Withdrawal Value after    Death
Contract Year                Age Activity Received   Amount    Activity     Benefit
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000     --      $100,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000     --      $125,000    $120,000
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000    $126,000

After the Contract Anniversary:

Highest Anniversary Death Benefit = greater of Contract Value or Highest Anniversary Death Benefit prior to the Contract Anniversary = maximum of ($126,000, $120,000) = $126,000.

Example #4 -- After the benefit date, cumulative withdrawals during a contract year less than or equal to GAI.

After the benefit date, cumulative amounts withdrawn up to the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit.

                                 Contract                                   Highest
                                  Value   Purchase             Contract   Anniversary
                                  before  Payments Withdrawal Value after    Death
Contract Year                Age Activity Received   Amount    Activity     Benefit
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000    $120,000
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000    $126,000
Activity (withdrawal)....... 64  $130,000 $      0   $4,000    $126,000    $122,000

After the withdrawal:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal - amount of the withdrawal = $126,000 - $4,000 = $122,000.

Example #5 -- After the benefit date, cumulative withdrawals during a contract year that exceed the GAI.

After the benefit date, cumulative amounts withdrawn in excess of the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit on the amounts less than or equal to the remaining GAI and an adjustment on a Pro-rata Basis to the Highest Anniversary Death Benefit for the amount of the excess withdrawal. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 Contract                                   Highest
                                  Value   Purchase             Contract   Anniversary
                                  before  Payments Withdrawal Value after    Death
Contract Year                Age Activity Received   Amount    Activity     Benefit
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000    $100,000
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000    $120,000
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000    $126,000
Activity (withdrawal)....... 64  $130,000 $      0   $4,000    $126,000    $122,000
Beginning of Year 3......... 65  $129,000 $      0       --    $129,000    $129,000
Activity (withdrawal)....... 65  $130,000 $      0   $8,000    $122,000    $121,032

At the beginning of Year 3:

Highest Anniversary Death Benefit = greater of Contract Value or Highest Anniversary Death Benefit prior to the Contract Anniversary = maximum of ($129,000, $122,000) = $129,000

After the excess withdrawal:

Highest Anniversary Death Benefit = [Highest Anniversary Death Benefit prior to the withdrawal - remaining GAI] - [(Highest Anniversary Value prior to withdrawal - remaining GAI) x amount of excess withdrawal / (Contract Value prior to the withdrawal - remaining GAI)] = ($129,000 - $4,000) - [($129,000 -
$4,000) x ($8,000 - $4,000) / ($130,000 - $4,000)] = $121,032.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Death Benefit.

                                 Contract                                   Highest
                                  Value   Purchase             Contract   Anniversary
                                  before  Payments Withdrawal Value after    Death
Contract Year                Age Activity Received   Amount    Activity     Benefit
-------------                --- -------- -------- ---------- ----------- -----------
Beginning of Year 1......... 45  $      0 $100,000       --    $100,000    $100,000
Activity (purchase payment). 45  $105,000 $ 20,000       --    $125,000    $120,000
Beginning of Year 2......... 46  $126,000 $      0       --    $126,000    $126,000
Activity (withdrawal)....... 46  $130,000 $      0   $4,000    $126,000    $122,123

After the withdrawal:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal - [Highest Anniversary Death Benefit prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 X $4,000 / $130,000] = $122,123.

    APPENDIX I -- EXAMPLES OF THE MYPATH CORE FLEX SINGLE AND JOINT OPTIONS


Below are several examples that are designed to help show how the MyPath Core Flex (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix O to this prospectus.


Example #1 -- Initial values.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         Contract                                                                 Guaranteed
                          Value   Purchase             Contract                          Annual     Annual
                          before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $100,000   $100,000  $100,000      4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.10%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

Example #2 -- Subsequent Purchase Payment before first withdrawal.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                         Contract                                                                 Guaranteed
                          Value   Purchase             Contract                          Annual     Annual
                          before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63  $      0 $100,000     --      $100,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase
  payment).......... 63  $105,000 $ 20,000     --      $125,000   $120,000  $120,000      4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

Example #3 -- Benefit base enhancement.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                                 Guaranteed
                                  Value   Purchase             Contract                          Annual     Annual
                                  before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $100,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --      $125,000   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000   $127,200  $120,000      4.10%     $5,215

After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 6.0% =
$7,200.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $7,200 = $127,200

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $127,200) = $127,200; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.

GAI = new benefit base X annual income percentage = $127,200 X 4.10% = $5,215.

Example #4 -- After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                                 Contract                                                                 Guaranteed
                                  Value   Purchase             Contract                          Annual     Annual
                                  before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $127,200  $120,000      4.10%     $5,215
Activity (withdrawal)....... 64  $130,000 $      0   $5,215    $124,785   $127,200  $120,000      4.10%     $5,215

After the withdrawal:

Benefit base = no impact = $127,200.

Enhancement base = no impact= $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

Example #5 -- After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 Contract                                                                 Guaranteed
                                  Value   Purchase             Contract                          Annual     Annual
                                  before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $127,200  $120,000      4.10%     $5,215
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,215    $124,785   $127,200  $120,000      4.10%     $5,215
Beginning of Year 3......... 65  $129,000 $      0       --    $129,000   $129,000  $129,000      5.10%     $6,579
Activity (withdrawal)....... 65  $130,000 $      0  $60,000    $ 70,000   $ 73,164  $ 73,164      5.10%     $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $127,200) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%

GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) /
($130,000 - $6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal - [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 Contract                                                                 Guaranteed
                                  Value   Purchase             Contract                          Annual     Annual
                                  before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1......... 45  $      0 $100,000       --    $100,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 45  $105,000 $ 20,000       --    $125,000   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 46  $126,000 $      0       --    $126,000   $127,200  $120,000      4.10%     $5,215
Activity (withdrawal)....... 46  $130,000 $      0   $5,215    $124,785   $122,097  $115,186      4.10%     $5,006

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $127,200 - [$127,200 X $5,215 / $130,000] = $122,097.

Enhancement base = enhancement base prior to the withdrawal - [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,215 / $130,000] = $115,186.

GAI = new benefit base X annual income percentage = $122,097 X 4.10% = $5,006.

     Appendix J -- Examples of the MyPath Ascend Single and Joint Options

Below are several examples that are designed to help show how the MyPath Ascend (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

The examples are based on contracts applied for on or after July 21, 2014, for purposes of the applicable annual income percentage and corresponding GAI. For contracts applied for prior to July 21, 2014, the benefit base calculations are identical to the examples provided in the appendices, but the annual income percentage and corresponding GAI will be different based on the applicable annual income percentage in effect at that time.

Example #1 -- Initial values.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         Contract                                                                 Guaranteed
                          Value   Purchase             Contract                          Annual     Annual
                          before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $100,000   $100,000  $100,000      4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.10%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

Example #2 -- Subsequent Purchase Payment before first withdrawal.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                                 Guaranteed
                                  Value   Purchase             Contract                          Annual     Annual
                                  before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $100,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --      $125,000   $120,000  $120,000      4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

Example #3 -- Benefit base enhancement.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                                 Guaranteed
                                  Value   Purchase             Contract                          Annual     Annual
                                  before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $100,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --      $125,000   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000   $128,400  $120,000      4.10%     $5,264

After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% =
$8,400.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.

GAI = new benefit base X annual income percentage = $128,400 X 4.10% = $5,264.

Example #4 -- After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                                 Contract                                                                 Guaranteed
                                  Value   Purchase             Contract                          Annual     Annual
                                  before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $128,400  $120,000      4.10%     $5,264
Activity (withdrawal)....... 64  $130,000 $      0   $5,264    $124,736   $128,400  $120,000      4.10%     $5,264

After the withdrawal:

Benefit base = no impact = $128,400.

Enhancement base = no impact= $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

Example #5 -- After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 Contract                                                                 Guaranteed
                                  Value   Purchase             Contract                          Annual     Annual
                                  before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $128,400  $120,000      4.10%     $5,264
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,264    $124,736   $128,400  $120,000      4.10%     $5,264
Beginning of Year 3......... 65  $129,000 $      0       --    $129,000   $129,000  $129,000      5.10%     $6,579
Activity (withdrawal)....... 65  $130,000 $      0  $60,000    $ 70,000   $ 73,164  $ 73,164      5.10%     $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%

GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) /
($130,000 - $6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal - [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 Contract                                                                 Guaranteed
                                  Value   Purchase             Contract                          Annual     Annual
                                  before  Payments Withdrawal Value after Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------- ---------- ----------
Beginning of Year 1......... 45  $      0 $100,000       --    $100,000   $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 45  $105,000 $ 20,000       --    $125,000   $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 46  $126,000 $      0       --    $126,000   $128,400  $120,000      4.10%     $5,264
Activity (withdrawal)....... 46  $130,000 $      0   $5,264    $124,736   $123,200  $115,141      4.10%     $5,051

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 - [$128,400 X $5,264 / $130,000] = $123,200.

Enhancement base = enhancement base prior to the withdrawal - [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,264 / $130,000] = $115,141.

GAI = new benefit base X annual income percentage = $123,200 X 4.10% = $5,051.

     APPENDIX K -- EXAMPLES OF THE MYPATH SUMMIT SINGLE AND JOINT OPTIONS


Below are several examples that are designed to help show how the MyPath Summit (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix O to this prospectus.


Example #1 -- Initial values.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         Contract                                                     Guaranteed
                          Value   Purchase             Contract              Annual     Annual
                          before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $100,000   $100,000    4.35%     $4,350

Initial benefit base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.35%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.35% = $4,350.

Example #2 -- Subsequent Purchase Payment before first withdrawal.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $100,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000     --      $125,000   $120,000    4.35%     $5,220

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.35% = $5,220.

Example #3 -- Benefit base reset.

On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $100,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000     --      $125,000   $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000   $126,000    4.35%     $5,481

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.35%.

GAI = new benefit base X annual income percentage = $126,000 X 4.35% = $5,481.

Example #4 -- After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000   $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.35%     $5,481
Activity (withdrawal)....... 64  $130,000 $      0   $5,481    $124,519   $126,000    4.35%     $5,481

After the withdrawal:

Benefit base = no impact = $126,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.35%.

Example #5 -- After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000   $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000   $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.35%     $5,481
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,481    $124,519   $126,000    4.35%     $5,481
Beginning of Year 3......... 65  $129,000 $      0       --    $129,000   $129,000    5.35%     $6,902
Activity (withdrawal)....... 65  $130,000 $      0  $60,000    $ 70,000   $ 73,356    5.35%     $3,925

At the beginning of year 3:

Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.35%

GAI = new benefit base X annual income percentage = $129,000 X 5.35% = $6,902.

After the withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,902) / ($130,000 -
$6,902)] = $73,356.

GAI = new benefit base X annual income percentage = $73,356 X 5.35% = $3,925.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 55  $      0 $100,000       --    $100,000   $100,000    4.35%     $4,350
Activity (purchase payment). 55  $105,000 $ 20,000       --    $125,000   $120,000    4.35%     $5,220
Beginning of Year 2......... 56  $126,000 $      0       --    $126,000   $126,000    4.35%     $5,481
Activity (withdrawal)....... 56  $130,000 $      0   $5,481    $124,519   $120,688    4.35%     $5,250

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 X $5,481 / $130,000] = $120,688.

GAI = new benefit base X annual income percentage = $120,688 X 4.35% = $5,250.

      APPENDIX L -- EXAMPLES OF THE MYPATH VALUE SINGLE AND JOINT OPTIONS


Below are several examples that are designed to help show how the MyPath Value (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix O to this prospectus.


Example #1 -- Initial values.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.

                         Contract                                                     Guaranteed
                          Value   Purchase             Contract              Annual     Annual
                          before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year        Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --      $100,000   $100,000    4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Annual income percentage = 4.10%

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

Example #2 -- Subsequent Purchase Payment before first withdrawal.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $100,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --      $125,000   $120,000    4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

Example #3 -- Benefit base reset.

On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --      $100,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --      $125,000   $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0     --      $126,000   $126,000    4.10%     $5,166

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.

GAI = new benefit base X annual income percentage = $126,000 X 4.10% = $5,166.

Example #4 -- After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000   $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0   $5,166    $124,834   $126,000    4.10%     $5,166

After the withdrawal:

Benefit base = no impact = $126,000.

Example #5 -- After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000   $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,166    $124,834   $126,000    4.10%     $5,166
Beginning of Year 3......... 65  $129,000 $      0  $     0    $129,000   $129,000    4.10%     $5,289
Activity (withdrawal)....... 65  $130,000 $      0  $60,000    $ 70,000   $ 72,407    4.10%     $2,969

At the beginning of year 3:

Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.

GAI = new benefit base X annual income percentage = $129,000 X 4.10% = $5,289.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $5,289) / ($130,000 -
$5,289)] = $72,407.

GAI = new benefit base X annual income percentage = $72,407 X 4.10% = $2,969.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 Contract                                                     Guaranteed
                                  Value   Purchase             Contract              Annual     Annual
                                  before  Payments Withdrawal Value after Benefit    Income     Income
Contract Year                Age Activity Received   Amount    Activity    Base    Percentage   (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --    $100,000   $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --    $125,000   $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --    $126,000   $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0   $5,166    $124,834   $120,993    4.10%     $4,961

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 X $5,166 / $130,000] = $120,993.

GAI = new benefit base X annual income percentage = $120,993 X 4.10% = $4,961.

   APPENDIX M -- EXAMPLES OF THE MYPATH ASCEND 2.0 SINGLE AND JOINT OPTIONS


Below are several examples that are designed to help show how the MyPath Ascend
2.0 (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform.

The examples may not reflect the current annual income percentage or the current benefit base enhancement rate. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix O to this prospectus.


Example #1 -- Initial values.

The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         Contract                     Contract                                 Guaranteed
                          Value   Purchase             Value                          Annual     Annual
                          before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year        Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $100,000 $100,000  $100,000      4.1%      $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.1%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.1% = $4,100.

Example #2 -- Subsequent Purchase Payment before first withdrawal.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                     Contract                                 Guaranteed
                                  Value   Purchase             Value                          Annual     Annual
                                  before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.1%      $4,000
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.1%      $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.1% = $4,920.

Example #3 -- Benefit base enhancement.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 Contract                     Contract                                 Guaranteed
                                  Value   Purchase             Value                          Annual     Annual
                                  before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000 $128,400  $120,000      4.1%      $5,264

After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% =
$8,400.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400.

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.1%.

GAI = new benefit base X annual income percentage = $128,400 X 4.1% = $5,264.

Example #4 -- After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                                 Contract                     Contract                                 Guaranteed
                                  Value   Purchase             Value                          Annual     Annual
                                  before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal)....... 64  $130,000 $      0   $5,264   $124,736 $128,400  $120,000      4.1%      $5,264

After the withdrawal:

Benefit base = no impact = $128,400.

Enhancement base = no impact = $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.1%.

Example #5 -- After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 Contract                     Contract                                 Guaranteed
                                  Value   Purchase             Value                          Annual     Annual
                                  before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,264   $124,736 $128,400  $120,000      4.1%      $5,264
Beginning of Year 3......... 65  $129,000 $      0       --   $129,000 $129,000  $129,000      5.1%      $6,579
Activity (withdrawal)....... 65  $130,000 $      0  $60,000   $ 70,000 $ 73,164  $ 73,164      5.1%      $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.1%

GAI = new benefit base X annual income percentage = $129,000 X 5.1% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal--[benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)]
= $73,164.

Enhancement base = enhancement base prior to the excess withdrawal--[enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base X annual income percentage = $73,164 X 5.1% = $3,731.

Example #6 -- Withdrawal prior to the benefit date.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 Contract                     Contract                                 Guaranteed
                                  Value   Purchase             Value                          Annual     Annual
                                  before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 45  $      0 $100,000       --   $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 45  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 46  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal)....... 46  $130,000 $      0   $5,264   $124,736 $123,200  $115,141      4.1%      $5,051

After the withdrawal:

Benefit base = benefit base prior to the withdrawal--[benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 - [$128,400 X $5,264 / $130,000] = $123,200.

Enhancement base = enhancement base prior to the withdrawal--[enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,264 / $130,000] = $115,141.

GAI = new benefit base X annual income percentage = $123,200 X 4.1% = $5,051.

Example #7 -- 200% Benefit Base Guarantee.

On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life (youngest designated life if Joint), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and all subsequent Purchase Payments made on or after the first Contract Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value.

                                 Contract                     Contract                                 Guaranteed
                                  Value   Purchase             Value                          Annual     Annual
                                  before  Payments Withdrawal  after   Benefit  Enhancement   Income     Income
Contract Year                Age Activity Received   Amount   Activity  Base       Base     Percentage   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 54  $      0 $100,000     --     $100,000 $100,000  $100,000      4.1%     $ 4,100
Activity (purchase payment). 55  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.1%     $ 4,920
Beginning of Year 2......... 55  $112,000 $      0     --     $112,000 $128,400  $120,000      4.1%     $ 5,264
Beginning of Year 3......... 56  $112,000 $      0     --     $112,000 $136,800  $120,000      4.1%     $ 5,609
Beginning of Year 4......... 57  $117,000 $      0     --     $117,000 $145,200  $120,000      4.1%     $ 5,953
Beginning of Year 5......... 58  $122,000 $      0     --     $122,000 $153,600  $120,000      4.1%     $ 6,298
Beginning of Year 6......... 59  $128,000 $      0     --     $128,000 $162,000  $120,000      4.1%     $ 6,642
Beginning of Year 7......... 60  $132,000 $      0     --     $132,000 $170,400  $120,000      4.1%     $ 6,986
Beginning of Year 8......... 61  $134,000 $      0     --     $134,000 $178,800  $120,000      4.1%     $ 7,331
Beginning of Year 9......... 62  $138,000 $      0     --     $138,000 $187,200  $120,000      4.1%     $ 7,675
Beginning of Year 10........ 63  $141,000 $      0     --     $141,000 $195,600  $120,000      4.1%     $ 8,020
Beginning of Year 11........ 64  $145,000 $      0     --     $145,000 $204,000  $120,000      4.1%     $ 8,364
Beginning of Year 12........ 65  $148,000 $      0     --     $148,000 $212,400  $120,000      5.1%     $10,832
Beginning of Year 13........ 66  $152,000 $      0     --     $152,000 $220,800        --      5.1%     $11,261
Beginning of Year 14........ 67  $168,000 $      0     --     $168,000 $240,000        --      5.1%     $12,240

After the 12/th/ Contract Anniversary:

After the enhancement is credited, the Enhancement Base is no longer applicable as the Enhancement Period has ended.

After the 13/th/ Contract Anniversary:

200% Benefit Base Guarantee = [200% * (total purchase payments in 1st contract year)] + (total purchase payments made after the 1st contract anniversary) = [200% * ($100,000 + $20,000)] + ($0) = $240,000

Benefit Base = the greater of the benefit base after any applicable benefit base enhancement or benefit base reset and the 200% Benefit Base Guarantee = maximum of ($220,800, $240,000) = $240,000.

GAI = new benefit base X annual income percentage = $240,000 X 5.1% = $12,240.

            Appendix N -- Examples of the SureTrack Plus 90 Option

Below are several examples that are designed to help show how the SureTrack Plus 90 rider functions. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Example #1 -- Initial values.

Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.

                     Contract                                                            Years
                      Value   Accumulation Purchase             Contract   Accumulation  until
                      before  Base before  Payments Withdrawal Value after  Base after  Benefit
Contract Year        Activity   Activity   Received   Amount    Activity     Activity    Date
-------------        -------- ------------ -------- ---------- ----------- ------------ -------
Beginning of Year 1.    $0         $0      $100,000     $0      $100,000     $100,000     10

Initial accumulation base = initial Purchase Payment = $100,000.

Example #2 -- Subsequent Purchase Payment within 12 months of issue.

Within 12 months after issue and after each optional reset, if additional Purchase Payments are accepted, the accumulation base will increase by the amount of the Purchase Payment.

                             Contract                                                            Years
                              Value   Accumulation Purchase             Contract   Accumulation  until
                              before  Base before  Payments Withdrawal Value after  Base after  Benefit
Contract Year                Activity   Activity   Received   Amount    Activity     Activity    Date
-------------                -------- ------------ -------- ---------- ----------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000     $0      $100,000     $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000     $0      $130,000     $120,000

After the additional Purchase Payment:

Accumulation base = accumulation base prior to Purchase Payment + Purchase Payment = $100,000 + $20,000 = $120,000.

Example #3 -- Automatic accumulation base increase on rider anniversary.

On each rider anniversary, the accumulation base will be set equal to the greater of 90% of the Contract Value or the accumulation base immediately before the anniversary.

                             Contract                                                            Years
                              Value   Accumulation Purchase             Contract   Accumulation  until
                              before  Base before  Payments Withdrawal Value after  Base after  Benefit
Contract Year                Activity   Activity   Received   Amount    Activity     Activity    Date
-------------                -------- ------------ -------- ---------- ----------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000     $0      $100,000     $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000     $0      $130,000     $120,000
Beginning of Year 2......... $140,000   $120,000   $      0     $0      $140,000     $126,000      9

On an automatic increase:

90% of Contract Value = 90% X $140,000 = $126,000.

Accumulation base = greater of 90% of Contract Value or accumulation base prior to the increase = maximum of ($126,000, $120,000) = $126,000.

Example #4 -- Withdrawal.

A withdrawal of any amount at any time will reduce the accumulation base by the same proportion by which it reduces the Contract Value.

                             Contract                                                            Years
                              Value   Accumulation Purchase             Contract   Accumulation  until
                              before  Base before  Payments Withdrawal Value after  Base after  Benefit
Contract Year                Activity   Activity   Received   Amount    Activity     Activity    Date
-------------                -------- ------------ -------- ---------- ----------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000  $     0    $100,000     $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000  $     0    $130,000     $120,000
Beginning of Year 2......... $140,000   $120,000   $      0  $     0    $140,000     $126,000      9
Activity (withdrawal)....... $130,000   $126,000   $      0  $13,000    $117,000     $113,400

After the withdrawal:

Accumulation base = accumulation base prior to withdrawal - [accumulation base prior to withdrawal X withdrawal amount / Contract Value prior to withdrawal] = $126,000 - [$126,000 X $13,000 / $130,000] = $113,400.

Example #5 -- Optional reset elected.

On any rider anniversary before the benefit date and while the oldest Owner is not older than 80, the client may elect an optional reset if the Contract Value exceeds the accumulation base. The accumulation base will be reset to the full Contract Value and a new benefit period will begin.

                             Contract                                                            Years
                              Value   Accumulation Purchase             Contract   Accumulation  until
                              before  Base before  Payments Withdrawal Value after  Base after  Benefit
Contract Year                Activity   Activity   Received   Amount    Activity     Activity    Date
-------------                -------- ------------ -------- ---------- ----------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000  $     0    $100,000     $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000  $     0    $130,000     $120,000
Beginning of Year 2......... $140,000   $120,000   $      0  $     0    $140,000     $126,000      9
Activity (withdrawal)....... $130,000   $126,000   $      0  $13,000    $117,000     $113,400
Beginning of Year 3......... $125,000   $113,400   $      0  $     0    $125,000     $125,000     10

At the Beginning of Year 3:

Accumulation base = Due to the optional reset is reset to the Contract Value = $125,000.

Note: The number of years until the benefit date is reset to 10.

Example #6 -- Adjustment to Contract Value on benefit date.

On the benefit date (the rider anniversary that coincides with the end of the most recent 10-year benefit period), if the accumulation base is greater than the Contract Value, the Contract Value will be adjusted by an amount equal to the accumulation base less the Contract Value.

                             Contract                                  Contract               Years
                              Value   Accumulation Purchase             Value   Accumulation  until
                              before  Base before  Payments Withdrawal  after    Base after  Benefit
Contract Year                Activity   Activity   Received   Amount   Activity   Activity    Date
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000  $     0   $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000  $     0   $130,000   $120,000
Beginning of Year 2......... $140,000   $120,000   $      0  $     0   $140,000   $126,000      9
Activity (withdrawal)....... $130,000   $126,000   $      0  $13,000   $117,000   $113,400
Beginning of Year 3......... $125,000   $113,400   $      0  $     0   $125,000   $125,000     10
End of Year 12.............. $ 90,000   $125,000   $      0  $     0   $125,000        N/A      0

After the adjustment:

Contract Value = Contract Value prior to adjustment + [accumulation base prior to adjustment - Contract Value prior to adjustment] = $90,000 + [$125,000 - $90,000] = $125,000.

Note: After the adjustment is made, this rider will terminate and the accumulation base will no longer exist.

           APPENDIX O -- HISTORIC BENEFIT BASE ENHANCEMENT RATES AND
                           ANNUAL INCOME PERCENTAGES

Below are the historic benefit base enhancement rates and annual income percentages applicable to the optional living benefit riders described in this Prospectus. If a rider is not listed, it means that the enhancement rates and the annual income percentages have not changed for the particular rider. A complete description of the riders can be found in the section of this Prospectus entitled "Optional Living Benefit Riders".

Contracts Applied For Between June 5, 2017 and October 22, 2017

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for between June 5, 2017 and October 22, 2017.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION
Benefit Base Enhancement Rate: 7.0%



 Age             Single Annual Income Percentage Joint Annual Income Percentage
 ---             ------------------------------- ------------------------------
 Through age 64.              4.25%                           3.75%
 65-74..........              5.25%                           4.75%
 75-79..........              5.50%                           5.00%
 80+............              6.25%                           5.75%



Contracts Applied For Before June 5, 2017

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for before June 5, 2017.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION
Benefit Base Enhancement Rate: 7.0%



 Age             Single Annual Income Percentage Joint Annual Income Percentage
 ---             ------------------------------- ------------------------------
 Through age 64.              4.10%                           3.75%
 65-74..........              5.10%                           4.75%
 75-79..........              5.35%                           5.00%
 80+............              6.10%                           5.75%



Contracts Applied For Before July 21, 2014

The tables below list the enhancement rates and annual income percentages applicable for contracts with optional living benefit riders applied for before July 21, 2014.

MYPATH CORE FLEX (SINGLE AND JOINT) OPTION
Benefit Base Enhancement Rate: 6.0%



 Age             Single Annual Income Percentage Joint Annual Income Percentage
 ---             ------------------------------- ------------------------------
 Through age 64.              4.00%                           3.50%
 65-74..........              5.00%                           4.50%
 75-79..........              5.25%                           4.75%
 80+............              6.00%                           5.50%

MyPath Ascend (Single and Joint) Option
Benefit Base Enhancement Rate: 7.0%



 Age             Single Annual Income Percentage Joint Annual Income Percentage
 ---             ------------------------------- ------------------------------
 Through age 64.              4.00%                           3.50%
 65-74..........              5.00%                           4.50%
 75-79..........              5.25%                           4.75%
 80+............              6.00%                           5.50%



MyPath Summit (Single and Joint) Option
Benefit Base Enhancement Rate: not applicable



 Age             Single Annual Income Percentage Joint Annual Income Percentage
 ---             ------------------------------- ------------------------------
 Through age 64.              4.25%                           3.75%
 65-74..........              5.25%                           4.75%
 75-79..........              5.50%                           5.00%
 80+............              6.25%                           5.75%



MyPath Value (Single and Joint) Option
Benefit Base Enhancement Rate: not applicable



    Age       Single Annual Income Percentage Joint Annual Income Percentage
    ---       ------------------------------- ------------------------------
    All ages.              4.00%                           3.50%

      Appendix P -- Examples of the Premier Protector Death Benefit Rider

Below are several examples that are designed to help show how the Premier Protector (Premier Protector DB) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefits". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by sub-account gain or loss. All values are rounded to the nearest dollar.

Example #1 -- Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, 4% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.

                          Contract                                                       Premier
                           Value   Purchase             Contract     Highest      4%    Protector
                           before  Payments Withdrawal Value after Anniversary Increase   Death
Contract Anniversary  Age Activity Received   Amount    Activity      Value     Value    Benefit
--------------------  --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1.. 72        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Beginning of Year 2.. 73  $108,000       --     --      $108,000    $108,000   $104,000 $108,000
Beginning of Year 3.. 74  $119,000       --     --      $119,000    $119,000   $108,160 $119,000
Beginning of Year 4.. 75  $125,000       --     --      $125,000    $125,000   $112,486 $125,000
Beginning of Year 5.. 76  $112,000       --     --      $112,000    $125,000   $116,986 $125,000
Beginning of Year 6.. 77  $102,000       --     --      $102,000    $125,000   $121,665 $125,000
Beginning of Year 7.. 78  $121,000       --     --      $121,000    $125,000   $126,532 $126,532
Beginning of Year 8.. 79  $155,000       --     --      $155,000    $155,000   $131,593 $155,000
Beginning of Year 9.. 80  $130,000       --     --      $130,000    $155,000   $136,857 $155,000
Beginning of Year 10. 81  $140,000       --     --      $140,000    $155,000   $142,331 $155,000
Beginning of Year 11. 82  $156,000       --     --      $156,000    $156,000   $148,024 $156,000
Beginning of Year 12. 83  $150,000       --     --      $150,000    $156,000   $153,945 $156,000
Beginning of Year 13. 84  $165,000       --     --      $165,000    $165,000   $160,103 $165,000
Beginning of Year 14. 85  $166,000       --     --      $166,000    $166,000   $166,507 $166,507
Beginning of Year 15. 86  $160,000       --     --      $160,000    $166,000   $166,507 $166,507
Beginning of Year 16. 87  $170,000       --     --      $170,000    $166,000   $166,507 $166,507

In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $108,000 and the Highest Anniversary Value is increased to the current Contract Value. The 4% Increase Value is calculated as the prior 4% Increase Value, accumulated at 4% for a year ($100,000 * 1.04 ^ (365 / 365) = $104,000). The death benefit for this rider is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $108,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $112,000 and since that is less than the current Highest Anniversary Value of $125,000, it remains unchanged. The prior 4% Increase Value is accumulated at 4% ($112,486 * 1.04 ^ (365 / 365) = $116,986). The rider death benefit is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $125,000.

In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner's 85th birthday; the last anniversary at which the Highest Anniversary Value and 4% Increase Value have the potential to increase.

Example #2 -- Initial values at issue based on an initial Purchase Payment of $100,000.

Examples 2 -- 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          Contract                                                       Premier
                           Value   Purchase             Contract     Highest      4%    Protector
                           before  Payments Withdrawal Value after Anniversary Increase   Death
Contract Anniversary  Age Activity Received   Amount    Activity      Value     Value    Benefit
--------------------  --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1.. 67     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

Initial Highest Anniversary Value = initial Purchase Payment = $100,000.

Initial 4% Increase Value = initial Purchase Payment = $100,000.

Initial Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($100,000, $100,000) = $100,000.

Example #3 -- Subsequent Purchase Payment received during the first Contract
Year.

If additional Purchase Payments are received prior to age 85, the Highest Anniversary Value and 4% Increase Value will increase by the amount of the Purchase Payment.

                             Contract                                                       Premier
                              Value   Purchase             Contract     Highest      4%    Protector
                              before  Payments Withdrawal Value after Anniversary Increase   Death
Contract Anniversary     Age Activity Received   Amount    Activity      Value     Value    Benefit
--------------------     --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1..... 67        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 67  $105,000 $ 20,000     --      $125,000    $120,000   $121,980 $121,980

After the additional Purchase Payment:

Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

4% Increase Value = 4% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount = $100,000 * (1.04 ^ (6/12)) + $20,000 = $121,980.

Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($120,000, $121,980) = $121,980.

Example #4 -- Highest Anniversary Value increase on Contract Anniversary.

On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

                             Contract                                                       Premier
                              Value   Purchase             Contract     Highest      4%    Protector
                              before  Payments Withdrawal Value after Anniversary Increase   Death
Contract Anniversary     Age Activity Received   Amount    Activity      Value     Value    Benefit
--------------------     --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1..... 67        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 67  $105,000 $ 20,000     --      $125,000    $120,000   $121,980 $121,980
Beginning of Year 2..... 68  $130,000       --     --      $130,000    $130,000   $124,396 $130,000

After the increase:

Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

4% Increase Value = prior 4% Increase Value accumulated until the beginning of year 2 = $121,980 * (1.04 ^ (6/12)) = $124,396.

Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($130,000, $124,396) = $130,000.

Example #5 -- Withdrawal from Contract Value.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value and the 4% Increase Value. The adjustment will be based on the Contract Value prior to the withdrawal.

                             Contract                                                       Premier
                              Value   Purchase             Contract     Highest      4%    Protector
                              before  Payments Withdrawal Value after Anniversary Increase   Death
Contract Anniversary     Age Activity Received   Amount    Activity      Value     Value    Benefit
--------------------     --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1..... 67        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 67  $105,000 $ 20,000       --    $125,000    $120,000   $121,980 $121,980
Beginning of Year 2..... 68  $130,000       --       --    $130,000    $130,000   $124,396 $130,000
Activity 6 months later. 68  $126,000       --   $5,000    $121,000    $124,841   $121,825 $124,841

After the withdrawal:

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal - [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 - [$130,000 * $5,000 / $126,000] = $124,841.

4% Increase Value = 4% Increase Value prior to the withdrawal - [4% Increase Value prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $124,396 * (1.04 ^ (6/12)) - [$124,396 * (1.04 ^ (6/12)) *
$5,000 / $126,000] = $121,825.

Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($124,841, $121,825) = $124,841.

                                    PART B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
         CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                   FORM N-4

ITEM NUMBER  CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------  ----------------------------------------------
   15.       Cover Page
   16.       Cover Page
   17.       General Information and History
   18.       Not applicable
   19.       Not applicable
   20.       Distribution of Contract
   21.       Performance
   22.       Independent Registered Public Accounting Firm
             Registration Statement
   23.       Financial Statements

                           VARIABLE ANNUITY ACCOUNT
              ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")
                            400 ROBERT STREET NORTH
                        ST. PAUL, MINNESOTA 55101-2098

                           TELEPHONE: 1-800-362-3141

                      STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2018


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at Securian Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

       General Information and History
       Distribution of Contract
       Performance Data
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                           DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of broker-dealers who have entered into selling agreements with Securian Financial Services, Inc. ("Securian Financial") and Minnesota Life.

Securian Financial acts as principal underwriter of the contracts. Securian Financial is a wholly-owned subsidiary of Securian Financial Group, Inc. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2017, 2016 and 2015 were $31,245,769, $42,812,746 and $47,222,709 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account.


Agents or registered representatives of broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The types of compensation payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s). Minnesota Life and Securian Financial entered into Variable Products Distribution Agreement under which Minnesota Life agrees to pay marketing allowances and commissions to Waddell & Reed, Inc.

The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year, we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.

Waddell & Reed
6300 Lamar Avenue
Shawnee Mission, KS 66202

                               PERFORMANCE DATA

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A

GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year, and applying it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                              T = (ERV/P)(1/N) -1

Where  T    = average annual total return
       ERV  = ending redeemable value
       P    = hypothetical initial payment of $1,000
       N    = number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Government Money Market Sub-Account

The "yield" (also called "current yield") of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                            YIELD = 2[a-b + 1)6 -1]
                                    CD

 Where a  =   net investment income earned during the period by the portfolio attributable to the sub-account.
       b  =   expenses accrued for the period (net of reimbursements)
       c  =   the average daily number of sub-account units outstanding
              during the period that were entitled to receive dividends.
       d  =   the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and Subsidiaries as of December 31, 2017 and 2016, and for each of the years in the three year period ended December 31, 2017, and the financial statements of the Variable Annuity Account as of December 31, 2017, and the year or period then ended, included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


                            REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2017

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2017

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       6

Statements of Operations                                            22

Statements of Changes in Net Assets                                 39

Notes to Financial Statements                                       56

[KPMG LOGO]

               KPMG LLP
               4200 Wells Fargo Center
               90 South Seventh Street
               Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Minnesota Life Insurance Company and
Contract Owners of the Variable Annuity Account:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets, liabilities, and contract owners' equity of the sub-accounts listed in the Appendix that comprise the Variable Annuity Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

                                    KMPG LLP

We have served as the Separate Account's auditor since 1985.

Minneapolis, Minnesota
March 29, 2018

                                    APPENDIX

Statement of assets, liabilities, and contract owners' equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

  AB VPS Dynamic Asset Allocation Portfolio - Class B Shares

  AB VPS International Value Portfolio - Class B Shares

  American Century Investments II VP Inflation Protection Fund - Class II Shares

  American Century Investments VP Income & Growth Fund - Class II Shares

  American Funds IS(R) Global Bond Fund - Class 2 Shares

  American Funds IS(R) Global Growth Fund - Class 2 Shares

  American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares

  American Funds IS(R) Growth Fund - Class 2 Shares

  American Funds IS(R) Growth-Income Fund - Class 2 Shares

  American Funds IS(R) International Fund - Class 2 Shares

  American Funds IS(R) New World Fund(R) - Class 2 Shares

  American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2
  Shares

  Fidelity(R) VIP Equity-Income Portfolio - Service Class 2

  Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

  Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2

  Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2

  Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2

  Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2

  Goldman Sachs VIT Global Trends Allocation Fund - Service Shares

  Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares

  Invesco V.I. American Value Fund - Series II Shares

  Invesco V.I. Comstock Fund - Series II Shares

  Invesco V.I. Equity and Income Fund - Series II Shares

  Invesco V.I. Growth and Income Fund - Series II Shares

  Invesco V.I. Small Cap Equity Fund - Series II Shares

  Ivy VIP - Advantus Real Estate Securities Class II (1)

  Ivy VIP - Asset Strategy Class II (1)

  Ivy VIP - Balanced Class II (1)

  Ivy VIP - Bond Class II (1)

  Ivy VIP - Core Equity Class II (1)

  Ivy VIP - Dividend Opportunities Class II (1)

  Ivy VIP - Energy Class II (1)

  Ivy VIP - Global Bond Class II (1)

  Ivy VIP - Global Growth Class II (1)

  Ivy VIP - Government Money Market Class II (1)

  Ivy VIP - Growth Class II (1)

  Ivy VIP - High Income Class II (1)

  Ivy VIP - International Core Equity Class II (1)

  Ivy VIP - Limited-Term Bond Class II (1)

  Ivy VIP - Micro Cap Growth Class II (1)

  Ivy VIP - Mid Cap Growth Class II (1)

  Ivy VIP - Natural Resources Class II (1)

  Ivy VIP - Pathfinder Aggressive Class II (1)

  Ivy VIP - Pathfinder Conservative Class II (1)

  Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (1)

  Ivy VIP - Pathfinder Moderate Class II (1)

  Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility Class II (1)

  Ivy VIP - Pathfinder Moderately Aggressive Class II (1)

  Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility Class II (1)

  Ivy VIP - Pathfinder Moderately Conservative Class II (1)

  Ivy VIP - Science and Technology Class II (1)

  Ivy VIP - Small Cap Core Class II (1)

  Ivy VIP - Small Cap Growth Class II (1)

  Ivy VIP - Value Class II (1)

  Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (1)

  Janus Aspen Series - Janus Henderson Flexible Bond - Service Shares (1)

  Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (1)

  Janus Aspen Series -Janus Henderson Mid Cap Value Portfolio - Service
  Shares (1)

  Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (1)

  Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares

  MFS(R) VIT - Mid Cap Growth Series - Service Class

  MFS(R) VIT II - International Value Portfolio - Service Class

  Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity Portfolio - Class II Shares (1)

  Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares
  (1)

  Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (1)

  Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (1)

  Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (1)

  Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (1)

  Neuberger Berman Advisers Management Trust Socially Responsive - S Class
  Shares

  Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio -- Class 2
  Shares

  Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio

  Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares

  Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares

  Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares

  Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares

  PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares

  PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares

  PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares

  Putnam VT Equity Income Fund - Class IB Shares

  Putnam VT International Equity Fund - Class IB Shares

  Putnam VT Multi-Cap Growth Fund - Class IB Shares

  Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Dynamic Managed Volatility Fund (1)

  Securian Funds Trust - SFT Advantus Government Money Market Fund (1)

  Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Managed Volatility Equity Fund

  Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares

  Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2
  Shares

  Securian Funds Trust - SFT Ivy(SM) Growth Fund

  Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

  Securian Funds Trust - SFT T. Rowe Price Value Fund

  Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (1)

Statement of assets, liabilities, and contract owners' equity as of December 31, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2017 and the period from November 21, 2016 (inception) to December 31, 2016

Putnam VT Growth Opportunities Fund - Class IB Shares

Statement of operations for the period from January 1, 2017 to May 15, 2017 (closure) and the statements of changes in net assets for the period from January 1, 2017 to May 15, 2017 (closure) and the year ended December 31, 2016.

Putnam VT Growth and Income Fund - Class IB Shares

Statement of changes in net assets for the period from January 1, 2016 to November 21, 2016 (closure).

Putnam VT Voyager Fund - Class IB Shares

--------
(1) See Note 1 to the financial statements for the former name of the sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      AB VPS                        AM CENTURY      AM CENTURY      AMER FUNDS      AMER FUNDS
                                    DYNASSTALL      AB VPS INTL      VP INC &       VP INFL PRO    IS GLBL BOND      IS GLBL
                                       CL B         VALUE CL B       GRO CL II         CL II           CL 2        GROWTH CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 157,769,167         764,263       4,744,547      70,914,177     12,758,152      15,212,358
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --          77,130
Receivable for investments sold         112,145              31             217          48,952          4,743              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    157,881,312         764,294       4,744,764      70,963,129     12,762,895      15,289,488
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         113,104              37             277          49,416          4,835              --
Payable for investments
  purchased                                  --              --              --              --             --          77,224
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   113,104              37             277          49,416          4,835          77,224
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 157,768,208         764,257       4,744,487      70,913,713     12,758,060      15,212,264
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 157,768,208         764,257       4,740,058      70,837,856     12,711,937      15,212,264
Contracts in annuity payment
  period                                     --              --           4,429          75,857         46,123              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 157,768,208         764,257       4,744,487      70,913,713     12,758,060      15,212,264
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                12,154,789          47,323         442,588       6,945,561      1,082,116         503,054
    Investments at cost           $ 142,407,468         667,089       4,092,584      76,848,036     12,482,408      13,142,695

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    AMER FUNDS      AMER FUNDS      AMER FUNDS                      AMER FUNDS      AMER FUNDS
                                    IS GLBL SM       IS GROWTH     IS GROWTH-INC    AMER FUNDS        IS NEW          IS US
                                      CP CL 2          CL 2             CL 2       IS INTL CL 2     WORLD CL 2    GOVT/AAA CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  11,531,958      48,400,975      29,781,010      18,460,171     12,576,050      13,394,284
Receivable from Minnesota Life
  for contract purchase payments             --              --          75,201              --             --          44,334
Receivable for investments sold             742          24,323              --           8,679            502              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     11,532,700      48,425,298      29,856,211      18,468,850     12,576,552      13,438,618
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges             836          24,758              --           8,795            601              --
Payable for investments
  purchased                                  --              --          75,422              --             --          44,434
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                       836          24,758          75,422           8,795            601          44,434
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  11,531,864      48,400,540      29,780,789      18,460,055     12,575,951      13,394,184
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  11,494,502      48,369,831      29,733,411      18,460,055     12,540,531      13,382,041
Contracts in annuity payment
  period                                 37,362          30,709          47,378              --         35,420          12,143
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  11,531,864      48,400,540      29,780,789      18,460,055     12,575,951      13,394,184
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   466,503         625,740         599,095         853,452        501,637       1,119,923
    Investments at cost           $  10,638,178      44,499,669      26,953,414      16,525,197     10,659,394      13,751,207

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    CLEARBRIDGE    FIDELITY VIP                    FRANKLIN DEV      FRANKLIN        FRANKLIN
                                    VAR SM GRO        EQUITY-      FIDELITY VIP     MKTS VIP CL     MUTUAL SHS     SMALL CP VAL
                                       CL II        INCOME SC2      MID CAP SC2          2           VIP CL 2        VIP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  11,306,157      74,770,168      40,238,184      29,192,068     10,649,908      29,386,891
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold             753          22,478           4,997           5,126         25,816           3,433
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     11,306,910      74,792,646      40,243,181      29,197,194     10,675,724      29,390,324
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges             927          22,898           5,214           5,298         25,931           3,653
Payable for investments
  purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                       927          22,898           5,214           5,298         25,931           3,653
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  11,305,983      74,769,748      40,237,967      29,191,896     10,649,793      29,386,671
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  11,300,049      74,434,714      39,988,349      29,094,838     10,633,084      29,344,847
Contracts in annuity payment
  period                                  5,934         335,034         249,618          97,058         16,709          41,824
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  11,305,983      74,769,748      40,237,967      29,191,896     10,649,793      29,386,671
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   452,971       3,206,268       1,064,784       2,853,575        523,080       1,484,186
    Investments at cost           $  10,083,822      65,134,847      33,999,314      23,406,689     10,152,118      28,162,954

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     FRANKLIN         GOLDMAN         GOLDMAN       INVESCO VI      INVESCO VI      INVESCO VI
                                    SM-MD CP GR     SACHS VI HQ      SACHS VIT      AMER VALUE       COMSTOCK      EQUITY & INC
                                     VIP CL 2        FLT RT SS     GBL TRNDS SS        SR II           SRII           SR II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   9,497,609      40,213,614     138,688,323       9,760,790     59,173,506       7,723,682
Receivable from Minnesota Life
  for contract purchase payments            491              --          79,363              --             --              --
Receivable for investments sold              --          27,588              --           1,071         39,503             719
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                      9,498,100      40,241,202     138,767,686       9,761,861     59,213,009       7,724,401
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --          27,860              --           1,153         39,994             766
Payable for investments
  purchased                                 523              --          80,246              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                       523          27,860          80,246           1,153         39,994             766
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $   9,497,577      40,213,342     138,687,440       9,760,708     59,173,015       7,723,635
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $   9,432,097      40,191,889     138,687,440       9,716,689     59,027,198       7,723,635
Contracts in annuity payment
  period                                 65,480          21,453              --          44,019        145,817              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $   9,497,577      40,213,342     138,687,440       9,760,708     59,173,015       7,723,635
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   532,676       3,866,694      11,139,624         536,307      2,880,891         407,582
    Investments at cost           $  10,100,605      40,769,492     128,275,334       9,291,989     49,625,177       7,134,783

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    INVESCO VI      INVESCO VI                     IVY VIP ASSET      IVY VIP
                                     GROWTH &       SM CAP EQTY     IVY VIP ADV       STRATEGY       BALANCED      IVY VIP BOND
                                     INC SR II         SR II       RE SEC CL II         CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $   8,380,053      21,120,768      10,940,729     145,050,816    108,956,908     139,237,952
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --         33,744              --
Receivable for investments sold           7,315           4,447           5,183          75,696             --         190,512
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                      8,387,368      21,125,215      10,945,912     145,126,512    108,990,652     139,428,464
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges           7,434           4,584           5,265          76,376             --         190,745
Payable for investments
  purchased                                  --              --              --              --         33,987              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     7,434           4,584           5,265          76,376         33,987         190,745
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $   8,379,934      21,120,631      10,940,647     145,050,136    108,956,665     139,237,719
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $   8,379,934      21,106,522      10,902,674     144,696,321    106,867,863     139,051,741
Contracts in annuity payment
  period                                     --          14,109          37,973         353,815      2,088,802         185,978
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $   8,379,934      21,120,631      10,940,647     145,050,136    108,956,665     139,237,719
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   369,817       1,108,702       1,431,677      15,483,979     13,701,652      26,007,313
    Investments at cost           $   7,807,206      21,013,842      11,626,972     157,988,510    119,239,091     144,485,864

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      IVY VIP                         IVY VIP        IVY VIP       IVY VIP GOVT
                                   IVY VIP CORE    DIVIDEND OPP       IVY VIP       GLOBAL BOND       GLOBAL          MONEY
                                   EQUITY CL II        CL II       ENERGY CL II        CL II       GROWTH CL II    MARKET CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 105,702,401      21,274,835       6,132,658       6,553,118     66,215,470      10,178,707
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold          65,728          18,550           3,245             347         75,884          25,205
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    105,768,129      21,293,385       6,135,903       6,553,465     66,291,354      10,203,912
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges          66,201          18,640           3,281             364         76,295          25,224
Payable for investments
  purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                    66,201          18,640           3,281             364         76,295          25,224
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 105,701,928      21,274,745       6,132,622       6,553,101     66,215,059      10,178,688
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 105,256,711      21,120,858       6,122,925       6,546,629     66,057,624      10,157,151
Contracts in annuity payment
  period                                445,217         153,887           9,697           6,472        157,435          21,537
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 105,701,928      21,274,745       6,132,622       6,553,101     66,215,059      10,178,688
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 8,596,487       2,479,238       1,044,960       1,321,966      6,710,665      10,178,707
    Investments at cost           $ 106,070,302      19,041,551       6,483,352       6,651,773     57,710,632      10,178,707

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                   IVY VIP INTL       IVY VIP     IVY VIP MICRO    IVY VIP MID
                                      IVY VIP      IVY VIP HIGH     CORE EQUITY    LIMITED-TERM     CAP GROWTH      CAP GROWTH
                                   GROWTH CL II    INCOME CL II        CL II        BOND CL II        CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  59,438,555      88,953,864     161,571,181      41,759,819     30,332,581      65,783,696
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold         106,112          90,250         161,320           2,087         12,976          44,943
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     59,544,667      89,044,114     161,732,501      41,761,906     30,345,557      65,828,639
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges        106,357          90,856         161,935           2,130         13,218          45,308
Payable for investments
   purchased                                 --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   106,357          90,856         161,935           2,130         13,218          45,308
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  59,438,310      88,953,258     161,570,566      41,759,776     30,332,339      65,783,331
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  59,205,212      88,669,709     160,652,226      41,759,776     30,268,348      65,682,242
Contracts in annuity payment
  period                                233,098         283,549         918,340              --         63,991         101,089
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  59,438,310      88,953,258     161,570,566      41,759,776     30,332,339      65,783,331
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 4,915,527      24,455,343       8,694,663       8,557,866      1,352,925       5,666,612
    Investments at cost           $  52,849,039      91,768,522     139,140,314      41,961,752     29,463,199      54,230,743

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                                     IVY VIP         IVY VIP
                                      IVY VIP      IVY VIP PATH    IVY VIP PATH    IVY VIP PATH     PATHFINDER      PATHFINDER
                                      NATURAL         MOD AGG         MOD CON         MOD MVF       AGGRESSIVE       CONSERV
                                     RES CL II       MVF CL II       MVF CL II         CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  34,918,475      77,084,093      35,051,821     399,264,451     17,729,000      29,589,111
Receivable from Minnesota Life
  for contract purchase payments             --              --              --              --             --              --
Receivable for investments sold          35,594          42,057           2,163         110,234            689           1,232
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     34,954,069      77,126,150      35,053,984     399,374,685     17,729,689      29,590,343
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges          35,856          42,255           2,249         111,483            737           1,265
Payable for investments
  purchased                                  --              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                    35,856          42,255           2,249         111,483            737           1,265
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  34,918,213      77,083,895      35,051,735     399,263,202     17,728,952      29,589,078
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  34,869,087      77,083,895      35,051,735     399,263,202     17,728,952      29,537,997
Contracts in annuity payment
  period                                 49,126              --              --              --             --          51,081
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  34,918,213      77,083,895      35,051,735     399,263,202     17,728,952      29,589,078
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 7,539,996      13,630,416       6,310,868      69,060,167      3,434,189       5,736,103
    Investments at cost           $  34,140,037      71,963,106      32,794,932     371,835,187     17,691,392      30,073,474

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP         IVY VIP     IVY VIP SMALL   IVY VIP SMALL
                                    PATHFINDER    PATHFINDER MOD    PATHFINDER    SCIENCE & TECH     CAP CORE       CAP GROWTH
                                  MOD AGGR CL II   CONS CL II     MODERATE CL II       CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 249,489,820      67,144,788     206,391,882      82,724,192     68,326,281      30,396,765
Receivable from Minnesota Life
  for contract purchase payments             --              --              --          18,278             --              --
Receivable for investments sold         429,695           2,617           1,611              --         71,328          28,247
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    249,919,515      67,147,405     206,393,493      82,742,470     68,397,609      30,425,012
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         429,993           2,684           1,920              --         71,729          28,381
Payable for investments
  purchased                                  --              --              --          18,952             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   429,993           2,684           1,920          18,952         71,729          28,381
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 249,489,522      67,144,721     206,391,573      82,723,518     68,325,880      30,396,631
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 249,489,522      67,144,721     206,339,924      82,387,579     68,055,275      30,373,940
Contracts in annuity payment
  period                                     --              --          51,649         335,939        270,605          22,691
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 249,489,522      67,144,721     206,391,573      82,723,518     68,325,880      30,396,631
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                44,658,615      12,624,523      38,253,305       3,059,609      3,730,252       2,614,056
    Investments at cost           $ 236,066,118      67,688,006     198,802,475      69,281,899     61,273,460      27,069,220

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ----------------------------------------------------------------------------------------------
                                                                       JANUS                          JANUS
                                                       JANUS         HENDERSON         JANUS        HENDERSON          JANUS
                                      IVY VIP        HENDERSON       FLEXIBLE        HENDERSON        MID CP         HENDERSON
                                    VALUE CL II     BALANCED SS       BOND SS        FORTY SS         VAL SS        OVERSEAS SS
                                  --------------  --------------  --------------  --------------  -------------   --------------
ASSETS
Investments at net asset value    $  87,254,534      25,137,391      20,888,906      47,032,037     26,050,534       44,287,139
Receivable from Minnesota Life
  for contract purchase payments             --              --          25,669          11,343             --               --
Receivable for investments sold         108,231           1,106              --              --          2,079           26,140
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Total assets                     87,362,765      25,138,497      20,914,575      47,043,380     26,052,613       44,313,279
                                  --------------  --------------  --------------  --------------  -------------   --------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         108,584           1,240              --              --          2,263           26,352
Payable for investments
  purchased                                  --              --          25,798          11,619             --               --
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Total liabilities                   108,584           1,240          25,798          11,619          2,263           26,352
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Net assets applicable to
      contract owners             $  87,254,181      25,137,257      20,888,777      47,031,761     26,050,350       44,286,927
                                  ==============  ==============  ==============  ==============  =============   ==============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  86,591,353      25,126,009      20,864,220      46,777,767     26,015,228       44,172,728
Contracts in annuity payment
  period                                662,828          11,248          24,557         253,994         35,122          114,199
                                  --------------  --------------  --------------  --------------  -------------   --------------
    Total contract owners'
      equity                      $  87,254,181      25,137,257      20,888,777      47,031,761     26,050,350       44,286,927
                                  ==============  ==============  ==============  ==============  =============   ==============

    Investment shares                13,551,366         677,740       1,640,920       1,242,919      1,489,453        1,440,701
    Investments at cost           $  82,935,403      21,435,954      21,149,015      42,133,695     24,608,406       44,703,053

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      MFS VIT
                                                      MID CAP       MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                    MFS VIT II      GROWTH SER      VIF EMG MK      AGGR GROWTH      BALANCED      CONSERVATIVE
                                   INTL VALUE SC        SC            EQ CL 2         ETF II          ETF II          ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  15,296,457       1,184,293      28,530,070       8,926,106     61,682,368      14,147,266
Receivable from Minnesota Life
  for contract purchase payments          2,750              --              --              --             --           2,846
Receivable for investments sold              --              52          16,262             440          3,485              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     15,299,207       1,184,345      28,546,332       8,926,546     61,685,853      14,150,112
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --              64          16,499             511          3,834              --
Payable for investments
  purchased                               2,868              --              --              --             --           2,963
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     2,868              64          16,499             511          3,834           2,963
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  15,296,339       1,184,281      28,529,833       8,926,035     61,682,019      14,147,149
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  15,257,947       1,184,281      28,479,797       8,926,035     61,383,906      14,147,149
Contracts in annuity payment
  period                                 38,392              --          50,036              --        298,113              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  15,296,339       1,184,281      28,529,833       8,926,035     61,682,019      14,147,149
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                   550,232         131,735       1,622,871         691,410      5,410,734       1,273,381
    Investments at cost           $  12,653,356       1,044,075      22,966,974       8,164,927     58,404,771      14,247,232

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                   MORNINGSTAR
                                    MORNINGSTAR        INC &         NEUBERGER      OPPENHEIMER    OPPENHEIMER       PIMCO VIT
                                    GROWTH ETF      GROWTH ETF      BERMAN SOC     INTL GROW VA    MS SM CAP VA     GLB DIV ALL
                                        II              II           RESP S CL          SS              SS            ADV CL
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  25,558,865      27,618,135       3,658,355      40,259,686      3,804,548     140,289,191
Receivable from Minnesota Life
  for contract purchase payments             --              --              --           5,125             --         164,716
Receivable for investments sold           4,334           4,612             162              --            174              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     25,563,199      27,622,747       3,658,517      40,264,811      3,804,722     140,453,907
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges           4,497           4,790             192              --            222              --
Payable for investments
  purchased                                  --              --              --           5,447             --         165,547
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     4,497           4,790             192           5,447            222         165,547
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  25,558,702      27,617,957       3,658,325      40,259,364      3,804,500     140,288,360
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  25,430,046      27,617,957       3,644,091      40,167,262      3,804,500     140,288,360
Contracts in annuity payment
  period                                128,656              --          14,234          92,102             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  25,558,702      27,617,957       3,658,325      40,259,364      3,804,500     140,288,360
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 2,137,029       2,557,235         142,404      14,910,995        149,668      12,846,995
    Investments at cost           $  21,604,700      27,985,000       3,262,659      36,489,598      3,367,741     130,186,698

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT      PUTNAM VT       PUTNAM VT
                                   LOW DUR PORT    TOTAL RETURN       EQUITY        GROWTH OPP     INTER EQ CL      MULTI-CAP
                                      ADV CL          ADV CL       INCOME CL IB        CL IB            IB          GRO CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  63,542,710     169,592,606      15,544,185       6,823,355      3,234,589       2,061,680
Receivable from Minnesota Life
  for contract purchase payments         44,182         112,870              --          14,153             --              --
Receivable for investments sold              --              --             130              --          1,690              92
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     63,586,892     169,705,476      15,544,315       6,837,508      3,236,279       2,061,772
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --              --             252              --          1,708             115
Payable for investments
  purchased                              44,639         114,049              --          14,212             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                    44,639         114,049             252          14,212          1,708             115
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  63,542,253     169,591,427      15,544,063       6,823,296      3,234,571       2,061,657
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  63,466,474     169,496,735      15,458,287       6,817,928      3,219,083       2,061,657
Contracts in annuity payment
  period                                 75,779          94,692          85,776           5,368         15,488              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  63,542,253     169,591,427      15,544,063       6,823,296      3,234,571       2,061,657
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 6,205,343      15,502,066         582,397         684,389        212,104          52,972
    Investments at cost           $  65,539,815     173,864,528      13,451,147       5,942,926      2,512,273       1,879,702

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                       SFT            SFT
                                                  SFT ADVANTUS    SFT ADVANTUS      ADVANTUS        ADVANTUS
                                  SFT ADVANTUS     DYNAMIC MGD     GOVT MONEY     INDEX 400 MC     INDEX 500      SFT ADVANTUS
                                    BOND CL 2          VOL           MARKET           CL 2            CL 2        INTL BOND CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 201,041,644     359,636,579      26,102,538      82,763,705    226,208,280      81,162,735
Receivable from Minnesota Life
  for contract purchase payments             --          38,377              --              --        121,936              --
Receivable for investments sold         157,685              --         104,354          14,302             --          48,559
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    201,199,329     359,674,956      26,206,892      82,778,007    226,330,216      81,211,294
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges         158,789              --         104,476          14,663             --          48,901
Payable for investments
  purchased                                  --          40,749              --              --        122,460              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   158,789          40,749         104,476          14,663        122,460          48,901
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 201,040,540     359,634,207      26,102,416      82,763,344    226,207,756      81,162,393
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 200,278,144     359,634,207      26,038,795      82,398,089    173,591,883      80,931,412
Contracts in annuity payment
  period                                762,396              --          63,621         365,255     52,615,873         230,981
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 201,040,540     359,634,207      26,102,416      82,763,344    226,207,756      81,162,393
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                86,799,474      24,973,330      26,102,538      17,081,023     21,765,580      32,765,131
    Investments at cost           $ 155,886,594     290,878,491      26,102,538      44,996,256    118,758,576      64,518,602

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                       SFT
                                     ADVANTUS                      SFT ADVANTUS
                                     MGD VOL       SFT ADVANTUS        REAL           SFT IVY     SFT IVY SMALL    SFT T. ROWE
                                      EQUITY       MORTGAGE CL 2    ESTATE CL 2        GROWTH       CAP GROWTH     PRICE VALUE
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $ 256,151,840      56,096,479      76,088,830     204,972,494     54,659,665     130,064,854
Receivable from Minnesota Life
  for contract purchase payments        248,825              --              --              --             --              --
Receivable for investments sold              --           8,363          32,547          53,945          4,094          78,928
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                    256,400,665      56,104,842      76,121,377     205,026,439     54,663,759     130,143,782
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges              --           8,635          32,998          54,783          4,278          79,715
Payable for investments
  purchased                             250,402              --              --              --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                   250,402           8,635          32,998          54,783          4,278          79,715
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $ 256,150,263      56,096,207      76,088,379     204,971,656     54,659,481     130,064,067
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $ 256,150,263      55,714,100      75,796,260     203,567,900     54,131,539     129,862,176
Contracts in annuity payment
  period                                     --         382,107         292,119       1,403,756        527,942         201,891
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $ 256,150,263      56,096,207      76,088,379     204,971,656     54,659,481     130,064,067
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                21,004,819      29,176,494      16,278,788      13,087,638      3,459,048       9,334,661
    Investments at cost           $ 223,322,629      49,027,775      52,364,791     133,396,890     36,217,070      93,786,888

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                  SFT WELLINGTON      TOPS MGD                        TOPS MGD       TOPS MGD
                                   CORE EQUITY     RISK BAL ETF      TOPS MGD       RISK GROWTH    RISK MOD GRO
                                       CL 2            CL 2        RISK FLEX ETF      ETF CL 2       ETF CL 2         TOTALS
                                  --------------  --------------  --------------  --------------  -------------   -------------
ASSETS
Investments at net asset value    $  52,653,404      22,235,629     122,320,191      86,637,156     27,330,328    6,201,134,159
Receivable from Minnesota Life
  for contract purchase payments             --              --         247,981              --             --        1,369,314
Receivable for investments sold           8,837           1,741              --           4,104         28,478        2,662,011
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total assets                     52,662,241      22,237,370     122,568,172      86,641,260     27,358,806    6,205,165,484
                                  --------------  --------------  --------------  --------------  -------------   -------------

LIABILITIES
Payable to Minnesota Life for
  contract terminations,
  withdrawal payments and
  mortality and expense charges           9,142           1,891              --           4,798         28,656        2,681,966
Payable for investments
  purchased                                  --              --         248,705              --             --        1,380,246
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total liabilities                     9,142           1,891         248,705           4,798         28,656        4,062,212
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Net assets applicable to
      contract owners             $  52,653,099      22,235,479     122,319,467      86,636,462     27,330,150    6,201,103,272
                                  ==============  ==============  ==============  ==============  =============   =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period  $  52,356,808      22,235,479     122,319,467      86,636,462     27,330,150    6,134,792,009
Contracts in annuity payment
  period                                296,291              --              --              --             --       66,311,263
                                  --------------  --------------  --------------  --------------  -------------   -------------
    Total contract owners'
      equity                      $  52,653,099      22,235,479     122,319,467      86,636,462     27,330,150    6,201,103,272
                                  ==============  ==============  ==============  ==============  =============   =============

    Investment shares                 3,698,138       1,825,585      10,383,717       6,881,426      2,158,794
    Investments at cost           $  38,176,474      20,573,466     112,569,127      78,050,468     25,143,542    5,489,498,965

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.


                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                         AB VPS                      AM CENTURY      AM CENTURY     AMER FUNDS     AMER FUNDS
                                       DYNASSTALL    AB VPS INTL      VP INC &      VP INFL PRO    IS GLBL BOND     IS GLBL
                                          CL B        VALUE CL B      GRO CL II        CL II           CL 2       GROWTH CL 2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  2,627,531         14,035          92,160      1,849,489         44,756         92,087
  Mortality, expense and
    administrative charges (note 3)     (2,075,275)        (9,937)        (72,633)    (1,016,790)      (166,030)      (175,008)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         552,256          4,098          19,527        832,699       (121,274)       (82,921)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --         104,583             --         72,492        387,093

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  7,826,612        334,895       1,531,995      4,774,204      1,498,100      2,054,366
    Cost of investments sold            (7,204,127)      (337,387)     (1,479,560)    (5,366,961)    (1,518,342)    (1,990,209)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         622,485         (2,492)         52,435       (592,757)       (20,242)        64,157

    Net realized gains (losses) on
      investments                          622,485         (2,492)        157,018       (592,757)        52,250        451,250

  Net change in unrealized
    appreciation (depreciation) of
    investments                         16,111,340        138,456         585,682      1,288,079        637,446      2,934,226
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     16,733,825        135,964         742,700        695,322        689,696      3,385,476
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 17,286,081        140,062         762,227      1,528,021        568,422      3,302,555
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                                                                   AMER FUNDS
                                       AMER FUNDS     AMER FUNDS     AMER FUNDS                     AMER FUNDS       IS US
                                       IS GLBL SM    IS GROWTH CL    IS GROWTH-      AMER FUNDS       IS NEW      GOVT/AAA CL
                                        CP CL 2           2           INC CL 2      IS INTL CL 2    WORLD CL 2         2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     43,302        222,287         390,242        217,310        108,118        175,065
  Mortality, expense and
    administrative charges (note 3)       (146,257)      (649,833)       (457,104)      (238,379)      (165,455)      (179,998)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (102,955)      (427,546)        (66,862)       (21,069)       (57,337)        (4,933)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --      3,900,924       1,777,364        197,169             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,329,071      4,944,224      10,227,270      4,825,064      1,811,937      1,898,121
    Cost of investments sold            (1,485,437)    (4,528,961)    (10,502,395)    (4,603,473)    (1,768,069)    (1,890,722)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (156,366)       415,263        (275,125)       221,591         43,868          7,399

    Net realized gains (losses) on
      investments                         (156,366)     4,316,187       1,502,239        418,760         43,868          7,399

  Net change in unrealized
    appreciation (depreciation) of
    investments                          2,357,100      5,795,437       4,181,698      3,967,076      2,727,770         15,198
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      2,200,734     10,111,624       5,683,937      4,385,836      2,771,638         22,597
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  2,097,779      9,684,078       5,617,075      4,364,767      2,714,301         17,664
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                      CLEARBRIDGE    FIDELITY VIP                   FRANKLIN DEV     FRANKLIN       FRANKLIN
                                       VAR SM GRO      EQUITY-      FIDELITY VIP    MKTS VIP CL     MUTUAL SHS    SMALL CP VAL
                                         CL II        INCOME SC2     MID CAP SC2         2           VIP CL 2       VIP CL 2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --      1,100,592         185,874        260,459        245,889        143,050
  Mortality, expense and
    administrative charges (note 3)       (125,507)    (1,108,128)       (536,695)      (354,091)      (138,734)      (467,731)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (125,507)        (7,536)       (350,821)       (93,632)       107,155       (324,681)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 240,266      1,671,526       1,771,480             --        445,915      1,956,471

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    822,882     18,586,258       5,339,551      6,513,618      1,284,793     12,468,303
    Cost of investments sold              (689,319)   (11,470,672)     (4,073,532)    (6,758,311)      (974,663)   (12,196,722)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         133,563      7,115,586       1,266,019       (244,693)       310,130        271,581

    Net realized gains (losses) on
      investments                          373,829      8,787,112       3,037,499       (244,693)       756,045      2,228,052

  Net change in unrealized
    appreciation (depreciation) of
    investments                          1,153,801       (826,392)      3,921,828      8,722,436       (343,135)       548,969
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      1,527,630      7,960,720       6,959,327      8,477,743        412,910      2,777,021
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,402,123      7,953,184       6,608,506      8,384,111        520,065      2,452,340
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                       FRANKLIN SM-     GOLDMAN        GOLDMAN        INVESCO VI     INVESCO VI     INVESCO VI
                                         MD CP GR     SACHS VI HQ     SACHS VIT      AMER VALUE      COMSTOCK SR   EQUITY & INC
                                         VIP CL 2      FLT RT SS     GBL TRNDS SS       SR II            II            SR II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --        504,067         402,442         57,336      1,118,150        103,953
  Mortality, expense and
    administrative charges (note 3)       (109,949)      (576,986)     (1,821,246)      (144,434)      (808,479)       (94,095)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (109,949)       (72,919)     (1,418,804)       (87,098)       309,671          9,858
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 899,074             --       3,417,525        113,410      2,449,609        129,836

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  2,135,974      2,570,037       5,670,809      1,472,642      6,577,742        808,501
    Cost of investments sold            (2,591,358)    (2,651,697)     (5,336,076)    (1,695,315)    (4,199,014)      (821,980)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (455,384)       (81,660)        334,733       (222,673)     2,378,728        (13,479)

    Net realized gains (losses) on
      investments                          443,690        (81,660)      3,752,258       (109,263)     4,828,337        116,357

  Net change in unrealized
    appreciation (depreciation) of
    investments                          1,344,104        156,040      11,637,156        936,534      3,274,396        468,267
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      1,787,794         74,380      15,389,414        827,271      8,102,733        584,624
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,677,845          1,461      13,970,610        740,173      8,412,404        594,482
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                       INVESCO VI     INVESCO VI                      IVY VIP        IVY VIP
                                        GROWTH &     SM CAP EQTY     IVY VIP ADV       ASSET       BALANCED CL      IVY VIP
                                       INC SR II        SR II       RE SEC CL II    STRATEGY CL II      II         BOND CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) -NET
  Investment income distributions
    from underlying mutual fund       $    109,354             --         152,680      2,222,495      1,745,852      2,154,657
  Mortality, expense and
    administrative charges (note 3)       (149,990)      (301,028)       (177,574)    (2,032,448)    (1,347,343)    (1,792,910)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (40,636)      (301,028)        (24,894)       190,047        398,509        361,747
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 351,879        980,521       1,426,850             --      3,088,492        949,985

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  2,439,946      2,865,300       2,251,639     25,913,036     17,629,754      7,350,325
    Cost of investments sold            (2,615,718)    (2,417,809)     (1,611,625)   (27,948,709)   (20,320,907)    (7,585,951)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (175,772)       447,491         640,014     (2,035,673)    (2,691,153)      (235,626)

    Net realized gains (losses) on
      investments                          176,107      1,428,012       2,066,864     (2,035,673)       397,339        714,359

  Net change in unrealized
    appreciation (depreciation) of
    investments                            836,483      1,273,188      (1,611,245)    24,098,866      9,574,879      2,508,598
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      1,012,590      2,701,200         455,619     22,063,193      9,972,218      3,222,957
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    971,954      2,400,172         430,725     22,253,240     10,370,727      3,584,704
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                        IVY VIP        IVY VIP                        IVY VIP        IVY VIP        IVY VIP
                                      CORE EQUITY      DIVIDEND        IVY VIP      GLOBAL BOND       GLOBAL       GOVT MONEY
                                         CL II        OPP CL II     ENERGY CL II       CL II       GROWTH CL II   MARKET CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    449,360        268,373          46,406        178,759         32,401         58,955
  Mortality, expense and
    administrative charges (note 3)     (1,411,111)      (297,553)        (88,800)       (86,804)      (948,026)      (134,400)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (961,751)       (29,180)        (42,394)        91,955       (915,625)       (75,445)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               4,063,781        693,017              --             --      1,727,350            587

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 14,743,220      3,747,028       1,360,781        903,226     11,307,778      1,940,845
    Cost of investments sold           (16,236,989)    (2,834,336)     (1,514,520)      (938,986)    (9,359,850)    (1,940,845)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                      (1,493,769)       912,692        (153,739)       (35,760)     1,947,928             --

    Net realized gains (losses) on
      investments                        2,570,012      1,605,709        (153,739)       (35,760)     3,675,278            587

  Net change in unrealized
    appreciation (depreciation) of
    investments                         16,434,566      1,198,636        (748,570)       129,274     10,622,145             --
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     19,004,578      2,804,345        (902,309)        93,514     14,297,423            587
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 18,042,827      2,775,165        (944,703)       185,469     13,381,798        (74,858)
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                                      IVY VIP
                                                        IVY VIP      IVY VIP INTL      LIMITED-       IVY VIP      IVY VIP MID
                                        IVY VIP       HIGH INCOME     CORE EQUITY     TERM BOND      MICRO CAP      CAP GROWTH
                                      GROWTH CL II       CL II           CL II          CL II       GROWTH CL II      CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    146,861      5,089,685       2,229,083        633,586             --             --
  Mortality, expense and
    administrative charges (note 3)       (822,339)    (1,347,092)     (2,045,159)      (522,681)      (399,072)      (901,983)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (675,478)     3,742,593         183,924        110,905       (399,072)      (901,983)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               5,228,255             --              --             --         91,082      1,896,990

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 12,123,317     12,854,492      24,897,941      2,758,918      4,143,370     10,811,429
    Cost of investments sold            (9,746,966)   (13,102,511)    (19,877,637)    (2,864,642)    (4,627,053)    (8,737,922)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       2,376,351       (248,019)      5,020,304       (105,724)      (483,683)     2,073,507

    Net realized gains (losses) on
      investments                        7,604,606       (248,019)      5,020,304       (105,724)      (392,601)     3,970,497

  Net change in unrealized
    appreciation (depreciation) of
    investments                          7,324,244      1,107,257      25,636,455         27,322      2,694,584     11,116,890
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     14,928,850        859,238      30,656,759        (78,402)     2,301,983     15,087,387
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 14,253,372      4,601,831      30,840,683         32,503      1,902,911     14,185,404
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                                                     IVY VIP
                                         IVY VIP      IVY VIP PATH   IVY VIP PATH   IVY VIP PATH    PATHFINDER      IVY VIP
                                       NATURAL RES      MOD AGG         MOD CON      MOD MVF CL    AGGRESSIVE CL   PATHFINDER
                                          CL II        MVF CL II       MVF CL II        II              II        CONSERV CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     51,520        316,938         145,542      1,693,626        159,318        225,113
  Mortality, expense and
    administrative charges (note 3)       (540,548)      (944,625)       (457,016)    (4,981,001)      (244,432)      (400,372)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (489,028)      (627,687)       (311,474)    (3,287,375)       (85,114)      (175,259)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --      2,014,636         716,903      9,962,507      1,231,406      1,270,151

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 10,934,734      5,470,882       4,429,283     15,375,664      4,436,219      7,078,030
    Cost of investments sold           (13,759,927)    (5,497,850)     (4,499,574)   (14,951,707)    (4,416,490)    (7,509,827)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                      (2,825,193)       (26,968)        (70,291)       423,957         19,729       (431,797)

    Net realized gains (losses) on
      investments                       (2,825,193)     1,987,668         646,612     10,386,464      1,251,135        838,354

  Net change in unrealized
    appreciation (depreciation) of
    investments                          3,514,979      7,962,670       3,068,452     35,876,219      1,819,174      2,066,729
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        689,786      9,950,338       3,715,064     46,262,683      3,070,309      2,905,083
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    200,758      9,322,651       3,403,590     42,975,308      2,985,195      2,729,824
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                        IVY VIP        IVY VIP         IVY VIP
                                       PATHFINDER     PATHFINDER     PATHFINDER       IVY VIP        IVY VIP        IVY VIP
                                      MOD AGGR CL    MOD CONS CL     MODERATE CL     SCIENCE &      SMALL CAP      SMALL CAP
                                           II             II             II          TECH CL II     CORE CL II    GROWTH CL II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  2,073,229        567,187       1,612,099             --             --             --
  Mortality, expense and
    administrative charges (note 3)     (3,228,779)      (885,899)     (2,718,493)    (1,101,716)      (898,736)      (410,115)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net      (1,155,550)      (318,712)     (1,106,394)    (1,101,716)      (898,736)      (410,115)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund              14,954,585      3,288,081      11,415,405      6,304,924      7,175,195        708,791

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 35,857,603     12,087,974      31,697,047     14,684,748     14,294,399      4,236,518
    Cost of investments sold           (26,203,887)   (12,169,755)    (26,923,421)   (10,435,373)   (10,952,423)    (3,851,853)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       9,653,716        (81,781)      4,773,626      4,249,375      3,341,976        384,665

    Net realized gains (losses) on
      investments                       24,608,301      3,206,300      16,189,031     10,554,299     10,517,171      1,093,456

  Net change in unrealized
    appreciation (depreciation) of
    investments                         11,933,058      4,560,725      10,913,055      9,193,053     (1,883,437)     4,980,521
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     36,541,359      7,767,025      27,102,086     19,747,352      8,633,734      6,073,977
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 35,385,809      7,448,313      25,995,692     18,645,636      7,734,998      5,663,862
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                        JANUS                         JANUS
                                                        JANUS         HENDERSON        JANUS        HENDERSON        JANUS
                                        IVY VIP       HENDERSON     FLEXIBLE BOND    HENDERSON      MID CP VAL     HENDERSON
                                      VALUE CL II    BALANCED SS         SS           FORTY SS          SS        OVERSEAS SS
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  1,235,547        322,461         496,465             --        160,079        701,727
  Mortality, expense and
    administrative charges (note 3)     (1,172,803)      (325,351)       (274,565)      (557,351)      (366,994)      (609,924)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net          62,744         (2,890)        221,900       (557,351)      (206,915)        91,803
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,675,702         44,208              --      2,301,889        946,666             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 13,890,712      2,739,006       1,264,712     10,657,783      2,848,530     12,485,343
    Cost of investments sold           (13,065,864)    (2,210,258)     (1,267,622)   (11,468,135)    (2,651,420)   (19,100,832)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         824,848        528,748          (2,910)      (810,352)       197,110     (6,615,489)

    Net realized gains (losses) on
      investments                        2,500,550        572,956          (2,910)     1,491,537      1,143,776     (6,615,489)

  Net change in unrealized
    appreciation (depreciation) of
    investments                          6,608,150      2,956,697         119,937      9,170,485      1,946,025     17,723,840
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      9,108,700      3,529,653         117,027     10,662,022      3,089,801     11,108,351
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  9,171,444      3,526,763         338,927     10,104,671      2,882,886     11,200,154
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                        MFS VIT
                                                        MID CAP       MORGSTANLEY    MORNINGSTAR    MORNINGSTAR    MORNINGSTAR
                                       MFS VIT II     GROWTH SER      VIF EMG MK     AGGR GROWTH      BALANCED    CONSERVATIVE
                                      INTL VALUE SC       SC            EQ CL 2        ETF II         ETF II         ETF II
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    181,393             --         199,635        101,108        970,586        252,026
  Mortality, expense and
    administrative charges (note 3)       (202,918)       (20,576)       (415,324)      (123,612)      (860,308)      (213,341)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (21,525)       (20,576)       (215,689)       (22,504)       110,278         38,685
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  13,225         76,533              --        497,055      3,664,160         68,616

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,924,227        510,835       7,204,859      1,287,550      8,249,837      3,406,492
    Cost of investments sold            (1,695,925)      (503,238)     (6,558,717)    (1,078,508)    (7,033,056)    (3,504,874)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         228,302          7,597         646,142        209,042      1,216,781        (98,382)

    Net realized gains (losses) on
      investments                          241,527         84,130         646,142        706,097      4,880,941        (29,766)

  Net change in unrealized
    appreciation (depreciation) of
    investments                          2,761,462        216,685       7,267,570        670,232      1,800,824        623,259
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      3,002,989        300,815       7,913,712      1,376,329      6,681,765        593,493
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  2,981,464        280,239       7,698,023      1,353,825      6,792,043        632,178
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                      MORNINGSTAR
                                       MORNINGSTAR       INC &       NEUBERGER       OPPENHEIMER    OPPENHEIMER    PIMCO VIT
                                       GROWTH ETF     GROWTH ETF     BERMAN SOC       INTL GROW      MS SM CAP     GLB DIV ALL
                                           II             II          RESP S CL         VA SS          VA SS         ADV CL
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    331,486        472,916          12,696        449,447         22,781      3,608,134
  Mortality, expense and
    administrative charges (note 3)       (360,855)      (403,216)        (55,325)      (580,141)       (60,095)    (1,677,323)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (29,369)        69,700         (42,629)      (130,694)       (37,314)     1,930,811
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,292,070      1,252,270         136,436             --        189,987             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  4,382,111      3,902,580         731,866      5,420,838      1,033,273      2,274,803
    Cost of investments sold            (2,935,187)    (3,731,601)       (660,040)    (5,046,797)    (1,094,206)    (2,346,108)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       1,446,924        170,979          71,826        374,041        (60,933)       (71,305)

    Net realized gains (losses) on
      investments                        2,738,994      1,423,249         208,262        374,041        129,054        (71,305)

  Net change in unrealized
    appreciation (depreciation) of
    investments                            809,100        747,859         373,504      8,238,750        320,404     14,941,761
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net      3,548,094      2,171,108         581,766      8,612,791        449,458     14,870,456
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  3,518,725      2,240,808         539,137      8,482,097        412,144     16,801,267
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                       PIMCO VIT      PIMCO VIT       PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT
                                        LOW DUR      TOTAL RETURN      EQUITY        GROWTH AND     GROWTH OPP    INTER EQ CL
                                      PORT ADV CL       ADV CL      INCOME CL IB    INC CL IB (a)     CL IB            IB
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    782,171      3,174,782          94,265        144,006          5,830         79,044
  Mortality, expense and
    administrative charges (note 3)       (926,954)    (2,409,568)       (166,369)       (38,324)       (77,338)       (52,122)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net        (144,783)       765,214         (72,104)       105,682        (71,508)        26,922
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --         166,965        871,800         75,146             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,003,630      8,658,037       1,091,911      8,467,076      2,364,943      1,005,376
    Cost of investments sold            (6,134,155)    (8,977,857)       (822,509)    (8,433,314)    (2,274,972)      (805,198)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                        (130,525)      (319,820)        269,402         33,762         89,971        200,178

    Net realized gains (losses) on
      investments                         (130,525)      (319,820)        436,367        905,562        165,117        200,178

  Net change in unrealized
    appreciation (depreciation) of
    investments                            131,197      4,879,988       1,374,528       (546,988)     1,149,302        532,511
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net            672      4,560,168       1,810,895        358,574      1,314,419        732,689
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (144,111)     5,325,382       1,738,791        464,256      1,242,911        759,611
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                                         SFT            SFT            SFT            SFT
                                       PUTNAM VT                      ADVANTUS        ADVANTUS       ADVANTUS       ADVANTUS
                                      MULTI-CAP GRO  SFT ADVANTUS      DYNAMIC       GOVT MONEY     INDEX 400     INDEX 500 CL
                                         CL IB        BOND CL 2        MGD VOL         MARKET        MC CL 2           2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     12,536             --              --         36,927             --             --
  Mortality, expense and
    administrative charges (note 3)        (24,390)    (2,772,362)     (4,575,350)      (391,900)      (990,127)    (2,153,594)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net         (11,854)    (2,772,362)     (4,575,350)      (354,973)      (990,127)    (2,153,594)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 142,129             --              --             --             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,041,747     15,463,989       7,543,717     19,127,381     19,456,448     21,485,290
    Cost of investments sold              (914,825)   (10,733,583)     (5,584,680)   (19,127,381)    (8,605,691)    (8,579,702)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                         126,922      4,730,406       1,959,037             --     10,850,757     12,905,588

    Net realized gains (losses) on
      investments                          269,051      4,730,406       1,959,037             --     10,850,757     12,905,588

  Net change in unrealized
    appreciation (depreciation) of
    investments                             94,663      4,464,981      50,655,759             --      1,072,148     27,170,090
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        363,714      9,195,387      52,614,796             --     11,922,905     40,075,678
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    351,860      6,423,025      48,039,446       (354,973)    10,932,778     37,922,084
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                         SFT             SFT            SFT
                                          SFT          ADVANTUS       ADVANTUS        ADVANTUS                      SFT IVY
                                      ADVANTUS INTL    MGD VOL       MORTGAGE CL    REAL ESTATE      SFT IVY       SMALL CAP
                                       BOND CL 2        EQUITY            2             CL 2          GROWTH         GROWTH
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --             --              --             --             --             --
  Mortality, expense and
    administrative charges (note 3)     (1,127,398)    (3,051,000)       (801,174)    (1,063,087)    (2,617,919)      (648,379)
  Fees waived (note 3)                          --             --              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net      (1,127,398)    (3,051,000)       (801,174)    (1,063,087)    (2,617,919)      (648,379)
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --              --             --             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  7,270,847      4,954,568       6,852,598      8,759,778     33,710,421      8,266,159
    Cost of investments sold            (4,814,929)    (4,416,078)     (5,310,493)    (4,098,323)   (23,955,825)    (5,966,170)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       2,455,918        538,490       1,542,105      4,661,455      9,754,596      2,299,989

    Net realized gains (losses) on
      investments                        2,455,918        538,490       1,542,105      4,661,455      9,754,596      2,299,989

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (1,478,350)    31,759,911        (404,275)      (623,384)    41,009,171      9,192,218
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net        977,568     32,298,401       1,137,830      4,038,071     50,763,767     11,492,207
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (149,830)    29,247,401         336,656      2,974,984     48,145,848     10,843,828
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                                      SEGREGATED SUB-ACCOUNTS*
                                      -----------------------------------------------------------------------------------------
                                                          SFT
                                                      WELLINGTON       TOPS MGD        TOPS MGD       TOPS MGD      TOPS MGD
                                       SFT T. ROWE    CORE EQUITY     RISK BAL ETF    RISK FLEX     RISK GROWTH    RISK MOD
                                       PRICE VALUE        CL 2           CL 2            ETF          ETF CL 2     GRO ETF CL 2
                                      -------------  -------------  --------------  -------------  -------------  -------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --             --         333,748      1,127,013      1,296,541        425,737
  Mortality, expense and
    administrative charges (note 3)     (1,842,668)      (741,068)       (327,191)    (1,517,631)    (1,231,034)      (379,483)
  Fees waived (note 3)                          --         76,863              --             --             --             --
                                      -------------  -------------  --------------  -------------  -------------  -------------
    Investment income (loss) - net      (1,842,668)      (664,205)          6,557       (390,618)        65,507         46,254
                                      -------------  -------------  --------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --             --          34,003             --             --             --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 18,888,411      9,195,835       4,673,400      4,573,655      9,755,832      2,679,310
    Cost of investments sold           (14,691,828)    (7,128,878)     (4,440,687)    (4,326,446)    (8,983,273)    (2,509,650)
                                      -------------  -------------  --------------  -------------  -------------  -------------

  Realized gains (losses) on sales
    of investments                       4,196,583      2,066,957         232,713        247,209        772,559        169,660

    Net realized gains (losses) on
      investments                        4,196,583      2,066,957         266,716        247,209        772,559        169,660

  Net change in unrealized
    appreciation (depreciation) of
    investments                         17,803,582      7,894,305       1,682,655      9,940,053     11,413,652      2,823,538
                                      -------------  -------------  --------------  -------------  -------------  -------------

    Realized and unrealized gains
      (losses) on investments - net     22,000,165      9,961,262       1,949,371     10,187,262     12,186,211      2,993,198
                                      -------------  -------------  --------------  -------------  -------------  -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 20,157,497      9,297,057       1,955,928      9,796,644     12,251,718      3,039,452
                                      =============  =============  ==============  =============  =============  =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2017

                                                       SEGREGATED SUB-ACCOUNTS*
                                                       ------------------------
                                                              TOTALS
                                                       ------------------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions from underlying
    mutual fund                                        $            49,392,360
  Mortality, expense and administrative charges
    (note 3)                                                       (81,463,271)
  Fees waived (note 3)                                                  76,863
                                                       ------------------------
    Investment income (loss) - net                                 (31,994,048)
                                                       ------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS - NET
  Realized gain distributions from underlying mutual
    fund                                                           112,524,970

  Realized gains (losses) on sales of investments
    Proceeds from sales                                            743,438,131
    Cost of investments sold                                      (649,178,200)
                                                       ------------------------

  Realized gains (losses) on sales of investments                   94,259,931

    Net realized gains (losses) on investments                     206,784,901

  Net change in unrealized appreciation
    (depreciation) of investments                                  577,250,081
                                                       ------------------------

    Realized and unrealized gains (losses) on
      investments - net                                            784,034,982
                                                       ------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $           752,040,934
                                                       ========================

See accompanying notes to financial statements.

--------
(a) For the period from January 1, 2017 through May 15, 2017.


                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      AB VPS                        AM CENTURY      AM CENTURY      AMER FUNDS    AMER FUNDS IS
                                    DYNASSTALL      AB VPS INTL      VP INC &       VP INFL PRO    IS GLBL BOND    GLBL GROWTH
                                       CL B         VALUE CL B       GRO CL II         CL II           CL 2            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (987,070)         (3,060)         22,534         268,122        (60,025)        (45,516)
  Net realized gains (losses)
    on investments                      186,974         (13,657)        290,220        (409,996)       (63,738)        496,657
  Net change in unrealized
    appreciation (depreciation)       3,300,546          (1,307)         58,718       2,194,132        101,717        (445,934)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,500,450         (18,024)        371,472       2,052,258        (22,046)          5,207
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         31,671,665         101,179       2,106,148       3,156,184      4,438,648       4,580,784
  Contract terminations,
    withdrawal payments and
    charges                          (4,936,437)       (132,360)     (1,013,106)     (8,684,849)    (1,642,832)     (3,627,294)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --              15              41           (492)             --
  Annuity benefit payments                   --              --            (340)         (7,350)        (1,383)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       26,735,228         (31,181)      1,092,717      (5,535,974)     2,793,941         953,490
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             29,235,678         (49,205)      1,464,189      (3,483,716)     2,771,895         958,697
Net assets at the beginning of
  year or period                    103,428,549         819,546       3,142,886      72,601,127      6,153,395      10,205,737
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 132,664,227         770,341       4,607,075      69,117,411      8,925,290      11,164,434
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     552,256           4,098          19,527         832,699       (121,274)        (82,921)
  Net realized gains (losses)
    on investments                      622,485          (2,492)        157,018        (592,757)        52,250         451,250
  Net change in unrealized
    appreciation (depreciation)      16,111,340         138,456         585,682       1,288,079        637,446       2,934,226
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         17,286,081         140,062         762,227       1,528,021        568,422       3,302,555
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         14,777,261         179,804         848,801       4,594,273      4,713,899       2,694,262
  Contract terminations,
    withdrawal payments and
    charges                          (6,959,361)       (325,950)     (1,473,272)     (4,317,070)    (1,446,426)     (1,948,987)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --              33             181             74              --
  Annuity benefit payments                   --              --            (377)         (9,103)        (3,199)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        7,817,900        (146,146)       (624,815)        268,281      3,264,348         745,275
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             25,103,981          (6,084)        137,412       1,796,302      3,832,770       4,047,830
Net assets at the beginning of
  year or period                    132,664,227         770,341       4,607,075      69,117,411      8,925,290      11,164,434
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 157,768,208         764,257       4,744,487      70,913,713     12,758,060      15,212,264
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   AMER FUNDS IS                   AMER FUNDS IS                  AMER FUNDS IS   AMER FUNDS IS
                                    GLBL SM CP     AMER FUNDS IS    GROWTH-INC     AMER FUNDS IS    NEW WORLD      US GOVT/AAA
                                       CL 2         GROWTH CL 2        CL 2          INTL CL 2         CL 2            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (85,841)       (221,704)         26,411          (3,288)       (49,504)          2,703
  Net realized gains (losses)
    on investments                    1,054,637       2,768,513       2,697,802       1,248,651        (73,939)        220,940
  Net change in unrealized
    appreciation (depreciation)        (827,178)       (103,198)       (377,046)       (850,687)       441,861        (333,831)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            141,618       2,443,611       2,347,167         394,676        318,418        (110,188)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,754,104       7,689,433       8,959,707       2,343,099      3,244,773       6,085,522
  Contract terminations,
    withdrawal payments and
    charges                          (1,444,739)     (3,507,054)     (1,187,555)     (2,602,554)    (1,499,066)     (2,686,976)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (635)            155            (110)             --           (138)             65
  Annuity benefit payments                 (195)         (2,058)         (2,369)             --           (838)           (944)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,308,535       4,180,476       7,769,673        (259,455)     1,744,731       3,397,667
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              1,450,153       6,624,087      10,116,840         135,221      2,063,149       3,287,479
Net assets at the beginning of
  year or period                      6,624,674      28,687,226      20,197,968      14,363,362      7,289,640       9,122,486
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   8,074,827      35,311,313      30,314,808      14,498,583      9,352,789      12,409,965
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (102,955)       (427,546)        (66,862)        (21,069)       (57,337)         (4,933)
  Net realized gains (losses)
    on investments                     (156,366)      4,316,187       1,502,239         418,760         43,868           7,399
  Net change in unrealized
    appreciation (depreciation)       2,357,100       5,795,437       4,181,698       3,967,076      2,727,770          15,198
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,097,779       9,684,078       5,617,075       4,364,767      2,714,301          17,664
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,633,170       8,092,645       3,820,892       4,249,164      2,248,405       2,795,334
  Contract terminations,
    withdrawal payments and
    charges                          (1,271,326)     (4,683,916)     (9,966,599)     (4,652,459)    (1,737,016)     (1,827,843)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              70          (1,716)         (1,604)             --             54              34
  Annuity benefit payments               (2,656)         (1,864)         (3,783)             --         (2,582)           (970)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,359,258       3,405,149      (6,151,094)       (403,295)       508,861         966,555
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              3,457,037      13,089,227        (534,019)      3,961,472      3,223,162         984,219
Net assets at the beginning of
  year or period                      8,074,827      35,311,313      30,314,808      14,498,583      9,352,789      12,409,965
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  11,531,864      48,400,540      29,780,789      18,460,055     12,575,951      13,394,184
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    CLEARBRIDGE    FIDELITY VIP                                      FRANKLIN        FRANKLIN
                                    VAR SM GRO        EQUITY       FIDELITY VIP    FRANKLIN DEV     MUTUAL SHS     SMALL CP VAL
                                       CL II        INCOME SC2      MID CAP SC2    MKTS VIP CL 2     VIP CL 2        VIP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (18,775)        602,109        (396,229)       (115,726)        36,326        (182,255)
  Net realized gains (losses)
    on investments                       34,830       3,951,121       3,729,055        (450,933)       783,067       4,650,545
  Net change in unrealized
    appreciation (depreciation)          96,162       6,151,193         243,132       3,553,870        (10,376)      2,175,393
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            112,217      10,704,423       3,575,958       2,987,211        809,017       6,643,683
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            985,856       8,949,426       1,853,433       5,348,528        117,962       8,933,292
  Contract terminations,
    withdrawal payments and
    charges                            (246,316)     (8,626,734)     (5,529,395)     (6,634,364)    (1,125,845)     (3,149,929)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period               3           5,406           7,651        (112,616)           148             (17)
  Annuity benefit payments                 (272)        (64,990)        (33,373)        (10,101)        (2,189)         (5,330)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                          739,271         263,108      (3,701,684)     (1,408,553)    (1,009,924)      5,778,016
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                851,488      10,967,531        (125,726)      1,578,658       (200,907)     12,421,699
Net assets at the beginning of
  year or period                        849,020      70,913,034      36,635,920      19,589,327      6,445,223      24,068,722
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   1,700,508      81,880,565      36,510,194      21,167,985      6,244,316      36,490,421
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (125,507)         (7,536)       (350,821)        (93,632)       107,155        (324,681)
  Net realized gains (losses)
    on investments                      373,829       8,787,112       3,037,499        (244,693)       756,045       2,228,052
  Net change in unrealized
    appreciation (depreciation)       1,153,801        (826,392)      3,921,828       8,722,436       (343,135)        548,969
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          1,402,123       7,953,184       6,608,506       8,384,111        520,065       2,452,340
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          8,961,301       2,650,104       2,049,785       5,874,970      5,058,839       2,640,871
  Contract terminations,
    withdrawal payments and
    charges                            (757,631)    (17,658,187)     (4,906,257)     (6,226,841)    (1,171,569)    (12,190,288)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period               7             752           9,351           2,538            109              94
  Annuity benefit payments                 (325)        (56,670)        (33,612)        (10,867)        (1,967)         (6,767)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        8,203,352     (15,064,001)     (2,880,733)       (360,200)     3,885,412      (9,556,090)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              9,605,475      (7,110,817)      3,727,773       8,023,911      4,405,477      (7,103,750)
Net assets at the beginning of
  year or period                      1,700,508      81,880,565      36,510,194      21,167,985      6,244,316      36,490,421
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  11,305,983      74,769,748      40,237,967      29,191,896     10,649,793      29,386,671
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                   FRANKLIN SM-       GOLDMAN        GOLDMAN        INVESCO VI      INVESCO VI      INVESCO VI
                                     MD CP GR       SACHS VI HQ     SACHS VIT       AMER VALUE       COMSTOCK      EQUITY & INC
                                     VIP CL 2        FLT RT SS     GBL TRNDS SS        SR II          SR II           SR II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (114,414)       (170,764)     (1,197,079)       (112,612)       (70,361)          2,796
  Net realized gains (losses)
    on investments                      310,002        (155,332)       (186,289)         59,621      7,484,037           6,652
  Net change in unrealized
    appreciation (depreciation)          87,777         155,632       4,764,863       1,211,754        180,876         549,205
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            283,365        (170,464)      3,381,495       1,158,763      7,594,552         558,653
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,326,972       4,170,316      23,873,915       2,671,837      3,544,484       1,689,203
  Contract terminations,
    withdrawal payments and
    charges                          (2,939,025)     (3,087,961)     (6,381,824)     (2,174,966)    (9,035,966)     (1,352,111)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period             803            (133)             --            (594)          (925)             --
  Annuity benefit payments              (10,121)         (3,153)             --            (600)        (7,733)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,621,371)      1,079,069      17,492,091         495,677     (5,500,140)        337,092
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (1,338,006)        908,605      20,873,586       1,654,440      2,094,412         895,745
Net assets at the beginning of
  year or period                     10,189,765      38,011,013      97,038,369       7,575,022     48,489,273       4,142,909
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   8,851,759      38,919,618     117,911,955       9,229,462     50,583,685       5,038,654
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (109,949)        (72,919)     (1,418,804)        (87,098)       309,671           9,858
  Net realized gains (losses)
    on investments                      443,690         (81,660)      3,752,258        (109,263)     4,828,337         116,357
  Net change in unrealized
    appreciation (depreciation)       1,344,104         156,040      11,637,156         936,534      3,274,396         468,267
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          1,677,845           1,461      13,970,610         740,173      8,412,404         594,482
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,012,609       3,629,822      11,743,846       1,193,505      6,244,185       2,857,118
  Contract terminations,
    withdrawal payments and
    charges                          (2,037,049)     (2,334,117)     (4,938,971)     (1,399,263)    (6,054,741)       (766,619)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           1,571              17              --             170            327              --
  Annuity benefit payments               (9,158)         (3,459)             --          (3,339)       (12,845)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,032,027)      1,292,263       6,804,875        (208,927)       176,926       2,090,499
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                645,818       1,293,724      20,775,485         531,246      8,589,330       2,684,981
Net assets at the beginning of
  year or period                      8,851,759      38,919,618     117,911,955       9,229,462     50,583,685       5,038,654
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   9,497,577      40,213,342     138,687,440       9,760,708     59,173,015       7,723,635
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    INVESCO VI      INVESCO VI                                       IVY VIP
                                   GROWTH & INC     SM CAP EQTY    IVY VIP ADV    IVY VIP ASSET     BALANCED        IVY VIP
                                       SR II           SR II       RE SEC CL II   STRATEGY CL II      CL II        BOND CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (18,947)       (293,741)        (56,678)     (1,335,702)       158,439       1,396,410
  Net realized gains (losses)
    on investments                      253,008       2,288,232       2,555,050      (2,452,406)    15,191,944      (1,135,673)
  Net change in unrealized
    appreciation (depreciation)         159,679          39,984      (2,163,481)     (3,035,417)   (14,661,489)      3,324,305
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            393,740       2,034,475         334,891      (6,823,525)       688,894       3,585,042
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          6,440,410         911,159       1,084,885       3,533,077      5,637,880       5,267,087
  Contract terminations,
    withdrawal payments and
    charges                            (630,468)     (2,676,490)     (2,250,037)    (29,296,611)   (15,843,990)    (13,864,572)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --             (31)            (12)         (6,244)      (270,317)             52
  Annuity benefit payments                   --          (2,043)         (3,383)        (58,793)      (322,870)        (26,154)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        5,809,942      (1,767,405)     (1,168,547)    (25,828,571)   (10,799,297)     (8,623,587)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              6,203,682         267,070        (833,656)    (32,652,096)   (10,110,403)     (5,038,545)
Net assets at the beginning of
  year or period                      2,872,050      20,544,059      12,978,484     178,007,763    120,157,549     137,757,285
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   9,075,732      20,811,129      12,144,828     145,355,667    110,047,146     132,718,740
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (40,636)       (301,028)        (24,894)        190,047        398,509         361,747
  Net realized gains (losses)
    on investments                      176,107       1,428,012       2,066,864      (2,035,673)       397,339         714,359
  Net change in unrealized
    appreciation (depreciation)         836,483       1,273,188      (1,611,245)     24,098,866      9,574,879       2,508,598
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            971,954       2,400,172         430,725      22,253,240     10,370,727       3,584,704
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            654,483         542,617         495,000       1,488,988      5,087,392       9,544,179
  Contract terminations,
    withdrawal payments and
    charges                          (2,322,235)     (2,631,086)     (2,126,784)    (23,992,141)   (16,230,839)     (6,587,527)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              41             491          (4,441)       (12,851)          1,474
  Annuity benefit payments                   --          (2,242)         (3,613)        (51,177)      (304,910)        (23,851)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,667,752)     (2,090,670)     (1,634,906)    (22,558,771)   (11,461,208)      2,934,275
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                               (695,798)        309,502      (1,204,181)       (305,531)    (1,090,481)      6,518,979
Net assets at the beginning of
  year or period                      9,075,732      20,811,129      12,144,828     145,355,667    110,047,146     132,718,740
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   8,379,934      21,120,631      10,940,647     145,050,136    108,956,665     139,237,719
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                     IVY VIP                         IVY VIP        IVY VIP         IVY VIP
                                  IVY VIP CORE      DIVIDEND         IVY VIP       GLOBAL BOND       GLOBAL        GOVT MONEY
                                  EQUITY CL II      OPP CL II     ENERGY CL II        CL II       GROWTH CL II    MARKET CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (930,175)        (30,480)        (84,843)        149,031       (790,525)       (129,826)
  Net realized gains (losses)
    on investments                   10,386,485       2,296,389         131,636         (66,692)     2,102,428             333
  Net change in unrealized
    appreciation (depreciation)      (7,020,835)     (1,107,411)      1,824,862         279,904     (4,302,771)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,435,475       1,158,498       1,871,655         362,243     (2,990,868)       (129,493)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          5,375,451       1,615,909         923,590         517,602      3,252,143       5,149,679
  Contract terminations,
    withdrawal payments and
    charges                         (11,450,281)     (3,585,610)     (1,487,407)       (853,285)    (6,827,331)     (7,298,309)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           6,930          (1,515)            276              (2)         1,906              (9)
  Annuity benefit payments              (50,345)        (12,378)         (1,138)         (1,758)       (14,394)           (468)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (6,118,245)     (1,983,594)       (564,679)       (337,443)    (3,587,676)     (2,149,107)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (3,682,770)       (825,096)      1,306,976          24,800     (6,578,544)     (2,278,600)
Net assets at the beginning of
  year or period                    102,974,780      22,422,853       5,679,106       6,698,183     69,043,299      12,769,086
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  99,292,010      21,597,757       6,986,082       6,722,983     62,464,755      10,490,486
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (961,751)        (29,180)        (42,394)         91,955       (915,625)        (75,445)
  Net realized gains (losses)
    on investments                    2,570,012       1,605,709        (153,739)        (35,760)     3,675,278             587
  Net change in unrealized
    appreciation (depreciation)      16,434,566       1,198,636        (748,570)        129,274     10,622,145              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         18,042,827       2,775,165        (944,703)        185,469     13,381,798         (74,858)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,929,159         379,243       1,408,412         508,557        803,022       1,645,468
  Contract terminations,
    withdrawal payments and
    charges                         (13,520,640)     (3,465,799)     (1,316,294)       (862,156)   (10,420,331)     (1,880,767)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period          12,242           1,598             391               1          3,195              33
  Annuity benefit payments              (53,670)        (13,219)         (1,266)         (1,753)       (17,380)         (1,674)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (11,632,909)     (3,098,177)         91,243        (355,351)    (9,631,494)       (236,940)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              6,409,918        (323,012)       (853,460)       (169,882)     3,750,304        (311,798)
Net assets at the beginning of
  year or period                     99,292,010      21,597,757       6,986,082       6,722,983     62,464,755      10,490,486
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 105,701,928      21,274,745       6,132,622       6,553,101     66,215,059      10,178,688
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                   IVY VIP INTL       IVY VIP      IVY VIP MICRO   IVY VIP MID
                                      IVY VIP      IVY VIP HIGH     CORE EQUITY    LIMITED-TERM     CAP GROWTH      CAP GROWTH
                                   GROWTH CL II    INCOME CL II        CL II        BOND CL II        CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (785,703)      5,219,586         111,542          70,085       (306,896)       (863,440)
  Net realized gains (losses)
    on investments                    6,513,145         508,431      (3,559,598)       (167,492)     1,779,897       5,434,859
  Net change in unrealized
    appreciation (depreciation)      (5,966,637)      6,249,235       2,846,453         299,740      1,245,658      (1,641,872)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                           (239,195)     11,977,252        (601,603)        202,333      2,718,659       2,929,547
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,195,010       7,653,902       5,844,605       5,595,576      2,106,843       2,709,431
  Contract terminations,
    withdrawal payments and
    charges                          (7,517,916)    (12,790,432)    (18,540,714)     (3,519,129)    (4,433,684)     (7,112,617)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           2,448           1,070         (96,426)             --          2,109             (31)
  Annuity benefit payments              (20,266)        (41,738)       (141,565)             --         (7,518)         (6,340)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (6,340,724)     (5,177,198)    (12,934,100)      2,076,447     (2,332,250)     (4,409,557)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (6,579,919)      6,800,054     (13,535,703)      2,278,780        386,409      (1,480,010)
Net assets at the beginning of
  year or period                     61,983,332      85,240,150     164,116,138      37,336,399     23,559,362      61,788,557
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  55,403,413      92,040,204     150,580,435      39,615,179     23,945,771      60,308,547
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (675,478)      3,742,593         183,924         110,905       (399,072)       (901,983)
  Net realized gains (losses)
    on investments                    7,604,606        (248,019)      5,020,304        (105,724)      (392,601)      3,970,497
  Net change in unrealized
    appreciation (depreciation)       7,324,244       1,107,257      25,636,455          27,322      2,694,584      11,116,890
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         14,253,372       4,601,831      30,840,683          32,503      1,902,911      14,185,404
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,176,404       4,219,623       3,203,636       4,680,478      8,347,069       1,314,304
  Contract terminations,
    withdrawal payments and
    charges                         (11,373,254)    (11,867,521)    (22,933,611)     (2,568,384)    (3,856,474)    (10,016,427)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           3,927           1,982          27,777              --            711             472
  Annuity benefit payments              (25,552)        (42,861)       (148,354)             --         (7,649)         (8,969)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (10,218,475)     (7,688,777)    (19,850,552)      2,112,094      4,483,657      (8,710,620)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              4,034,897      (3,086,946)     10,990,131       2,144,597      6,386,568       5,474,784
Net assets at the beginning of
  year or period                     55,403,413      92,040,204     150,580,435      39,615,179     23,945,771      60,308,547
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  59,438,310      88,953,258     161,570,566      41,759,776     30,332,339      65,783,331
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                                                     IVY VIP
                                     IVY VIP       IVY VIP PATH    IVY VIP PATH    IVY VIP PATH     PATHFINDER       IVY VIP
                                   NATURAL RES        MOD AGG         MOD CON         MOD MVF       AGGRESSIVE     PATHFINDER
                                      CL II          MVF CL II       MVF CL II         CL II          CL II       CONSERV CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (275,325)       (245,936)       (247,635)     (2,364,488)        14,852         (40,654)
  Net realized gains (losses)
    on investments                     (808,466)      2,299,688         626,246       9,991,811      1,646,869       1,722,349
  Net change in unrealized
    appreciation (depreciation)       8,124,926      (1,284,598)       (276,249)     (4,276,426)    (1,113,754)     (1,217,486)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          7,041,135         769,154         102,362       3,350,897        547,967         464,209
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          8,914,305      14,301,461      12,797,657      84,423,160      1,412,238       1,982,764
  Contract terminations,
    withdrawal payments and
    charges                          (5,359,288)     (5,389,113)     (4,753,136)     (9,317,330)    (2,716,183)     (4,660,966)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (728)             --              --              --             --             (15)
  Annuity benefit payments               (3,883)             --              --              --             --         (13,968)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        3,550,406       8,912,348       8,044,521      75,105,830     (1,303,945)     (2,692,185)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             10,591,541       9,681,502       8,146,883      78,456,727       (755,978)     (2,227,976)
Net assets at the beginning of
  year or period                     30,520,850      52,387,086      25,940,994     266,681,466     18,139,163      34,384,095
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  41,112,391      62,068,588      34,087,877     345,138,193     17,383,185      32,156,119
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (489,028)       (627,687)       (311,474)     (3,287,375)       (85,114)       (175,259)
  Net realized gains (losses)
    on investments                   (2,825,193)      1,987,668         646,612      10,386,464      1,251,135         838,354
  Net change in unrealized
    appreciation (depreciation)       3,514,979       7,962,670       3,068,452      35,876,219      1,819,174       2,066,729
                                  --------------  --------------  --------------  --------------  -------------   -------------
  Net increase (decrease) in
    net assets resulting from
    operations                          200,758       9,322,651       3,403,590      42,975,308      2,985,195       2,729,824
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          4,235,900      10,512,934       1,600,403      23,779,477      1,588,406       1,404,684
  Contract terminations,
    withdrawal payments and
    charges                         (10,625,216)     (4,820,278)     (4,040,135)    (12,629,776)    (4,227,834)     (6,689,469)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period             375              --              --              --             --               9
  Annuity benefit payments               (5,995)             --              --              --             --         (12,089)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (6,394,936)      5,692,656      (2,439,732)     11,149,701     (2,639,428)     (5,296,865)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (6,194,178)     15,015,307         963,858      54,125,009        345,767      (2,567,041)
Net assets at the beginning of
  year or period                     41,112,391      62,068,588      34,087,877     345,138,193     17,383,185      32,156,119
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  34,918,213      77,083,895      35,051,735     399,263,202     17,728,952      29,589,078
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP
                                    PATHFINDER      PATHFINDER      PATHFINDER        IVY VIP        IVY VIP         IVY VIP
                                     MOD AGGR        MOD CONS        MODERATE        SCIENCE &      SMALL CAP       SMALL CAP
                                       CL II           CL II           CL II        TECH CL II      CORE CL II     GROWTH CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     806,128          14,673          25,569        (950,966)      (537,568)       (387,733)
  Net realized gains (losses)
    on investments                   25,875,481       5,251,190      19,295,036       5,274,271      6,939,640       3,875,192
  Net change in unrealized
    appreciation (depreciation)     (19,009,080)     (4,042,206)    (14,649,917)     (4,446,638)     7,280,872      (2,921,904)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          7,672,529       1,223,657       4,670,688        (123,333)    13,682,944         565,555
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            914,930         667,586       1,134,838       3,766,031      6,736,542       1,952,405
  Contract terminations,
    withdrawal payments and
    charges                         (14,763,475)     (5,279,600)    (12,978,067)    (12,571,818)   (10,304,453)     (3,034,207)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --            (725)        (14,044)      (211,956)            102
  Annuity benefit payments                   --              --          (2,586)        (35,730)       (30,186)         (2,632)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (13,848,545)     (4,612,014)    (11,846,540)     (8,855,561)    (3,810,053)     (1,084,332)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (6,176,016)     (3,388,357)     (7,175,852)     (8,978,894)     9,872,891        (518,777)
Net assets at the beginning of
  year or period                    252,183,485      73,874,734     216,131,907      70,869,765     53,459,734      28,383,251
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 246,007,469      70,486,377     208,956,055      61,890,871     63,332,625      27,864,474
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $  (1,155,550)       (318,712)     (1,106,394)     (1,101,716)      (898,736)       (410,115)
  Net realized gains (losses)
    on investments                   24,608,301       3,206,300      16,189,031      10,554,299     10,517,171       1,093,456
  Net change in unrealized
    appreciation (depreciation)      11,933,058       4,560,725      10,913,055       9,193,053     (1,883,437)      4,980,521
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         35,385,809       7,448,313      25,995,692      18,645,636      7,734,998       5,663,862
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments            857,911         429,120         550,126      16,005,447     10,867,586         770,586
  Contract terminations,
    withdrawal payments and
    charges                         (32,761,667)    (11,219,089)    (29,106,700)    (13,782,337)   (13,577,445)     (3,900,339)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --             188           3,513          1,635             480
  Annuity benefit payments                   --              --          (3,788)        (39,612)       (33,519)         (2,432)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (31,903,756)    (10,789,969)    (28,560,174)      2,187,011     (2,741,743)     (3,131,705)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              3,482,053      (3,341,656)     (2,564,482)     20,832,647      4,993,255       2,532,157
Net assets at the beginning of
  year or period                    246,007,469      70,486,377     208,956,055      61,890,871     63,332,625      27,864,474
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 249,489,522      67,144,721     206,391,573      82,723,518     68,325,880      30,396,631
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                      JANUS                          JANUS
                                                      JANUS         HENDERSON         JANUS        HENDERSON         JANUS
                                     IVY VIP        HENDERSON       FLEXIBLE        HENDERSON        MID CP        HENDERSON
                                   VALUE CL II     BALANCED SS       BOND SS        FORTY SS         VAL SS       OVERSEAS SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (104,740)        117,609         173,115        (548,439)      (129,603)      1,411,363
  Net realized gains (losses)
    on investments                    9,091,626         630,143          (3,621)      2,326,623      3,292,439        (524,303)
  Net change in unrealized
    appreciation (depreciation)        (567,077)       (124,870)       (264,478)     (1,491,706)       558,687      (4,371,883)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          8,419,809         622,882         (94,984)        286,478      3,721,523      (3,484,823)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          4,894,465       3,192,800      10,613,499       6,895,380      1,231,347       3,520,939
  Contract terminations,
    withdrawal payments and
    charges                         (17,811,618)     (4,381,590)       (873,978)    (12,687,634)    (2,752,122)     (5,174,682)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period         (87,666)             (5)           (507)          4,235           (286)          2,283
  Annuity benefit payments              (80,379)         (2,180)           (156)        (25,994)        (3,112)        (21,196)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (13,085,198)     (1,190,975)      9,738,858      (5,814,013)    (1,524,173)     (1,672,656)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (4,665,389)       (568,093)      9,643,874      (5,527,535)     2,197,350      (5,157,479)
Net assets at the beginning of
  year or period                     94,101,042      22,204,991       7,574,771      41,255,223     22,615,507      45,930,770
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  89,435,653      21,636,898      17,218,645      35,727,688     24,812,857      40,773,291
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $      62,744          (2,890)        221,900        (557,351)      (206,915)         91,803
  Net realized gains (losses)
    on investments                    2,500,550         572,956          (2,910)      1,491,537      1,143,776      (6,615,489)
  Net change in unrealized
    appreciation (depreciation)       6,608,150       2,956,697         119,937       9,170,485      1,946,025      17,723,840
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          9,171,444       3,526,763         338,927      10,104,671      2,882,886      11,200,154
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,578,523       2,476,923       4,529,649      11,511,586        985,599       4,264,293
  Contract terminations,
    withdrawal payments and
    charges                         (12,860,340)     (2,500,705)     (1,196,576)    (10,287,509)    (2,626,660)    (11,935,758)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period          22,816               2              52           7,288             62           3,305
  Annuity benefit payments              (93,915)         (2,624)         (1,920)        (31,963)        (4,394)        (18,358)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                      (11,352,916)        (26,404)      3,331,205       1,199,402     (1,645,393)     (7,686,518)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (2,181,472)      3,500,359       3,670,132      11,304,073      1,237,493       3,513,636
Net assets at the beginning of
  year or period                     89,435,653      21,636,898      17,218,645      35,727,688     24,812,857      40,773,291
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  87,254,181      25,137,257      20,888,777      47,031,761     26,050,350      44,286,927
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                      MFS VIT
                                      MFS VIT         MID CAP       MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                   II INTL VALUE    GROWTH SER        VIF EMG       AGGR GROWTH      BALANCED      CONSERVATIVE
                                        SC              SC          MK EQ CL 2        ETF II          ETF II          ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (11,731)        (20,422)       (240,948)        (10,898)       162,887           9,291
  Net realized gains (losses)
    on investments                      189,538         113,688        (118,328)        839,777      3,803,593         312,525
  Net change in unrealized
    appreciation (depreciation)         (63,733)        (58,970)      1,622,569         (95,874)        11,520          67,232
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            114,074          34,296       1,263,293         733,005      3,978,000         389,048
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          7,125,271         334,595       2,674,894       2,021,433      2,772,153       2,145,352
  Contract terminations,
    withdrawal payments and
    charges                            (617,712)       (493,576)     (3,389,486)     (2,019,683)    (5,214,030)     (1,607,894)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (648)             --            (279)             --         (9,503)             --
  Annuity benefit payments                 (195)             --          (1,470)             --        (22,317)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        6,506,716        (158,981)       (716,341)          1,750     (2,473,697)        537,458
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              6,620,790        (124,685)        546,952         734,755      1,504,303         926,506
Net assets at the beginning of
  year or period                      4,333,292       1,345,365      22,587,299       7,062,789     59,036,007      13,536,028
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  10,954,082       1,220,680      23,134,251       7,797,544     60,540,310      14,462,534
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (21,525)        (20,576)       (215,689)        (22,504)       110,278          38,685
  Net realized gains (losses)
    on investments                      241,527          84,130         646,142         706,097      4,880,941         (29,766)
  Net change in unrealized
    appreciation (depreciation)       2,761,462         216,685       7,267,570         670,232      1,800,824         623,259
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          2,981,464         280,239       7,698,023       1,353,825      6,792,043         632,178
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          3,210,874         176,733       4,590,734         969,700      1,834,470       2,294,315
  Contract terminations,
    withdrawal payments and
    charges                          (1,847,427)       (493,371)     (6,889,036)     (1,195,034)    (7,462,779)     (3,241,878)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              71              --              75              --          1,466              --
  Annuity benefit payments               (2,725)             --          (4,214)             --        (23,491)             --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,360,793        (316,638)     (2,302,441)       (225,334)    (5,650,334)       (947,563)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              4,342,257         (36,399)      5,395,582       1,128,491      1,141,709        (315,385)
Net assets at the beginning of
  year or period                     10,954,082       1,220,680      23,134,251       7,797,544     60,540,310      14,462,534
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  15,296,339       1,184,281      28,529,833       8,926,035     61,682,019      14,147,149
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                    MORNINGSTAR     MORNINGSTAR      NEUBERGER      OPPENHEIMER    OPPENHEIMER      PIMCO VIT
                                    GROWTH ETF     INC & GROWTH     BERMAN SOC       INTL GROW      MS SM CAP      GLB DIV ALL
                                        II            ETF II         RESP S CL         VA SS          VA SS           ADV CL
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (14,354)         55,139         (25,417)       (237,465)       (42,881)        264,798
  Net realized gains (losses)
    on investments                    2,133,366       1,455,865         131,006         836,575          6,336        (368,963)
  Net change in unrealized
    appreciation (depreciation)        (273,584)       (183,100)        116,604      (2,078,671)       542,419       5,823,911
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          1,845,428       1,327,904         222,193      (1,479,561)       505,874       5,719,746
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,418,266       1,132,531       1,101,904       3,446,761      1,102,562      23,352,670
  Contract terminations,
    withdrawal payments and
    charges                          (2,639,139)     (2,748,873)       (269,246)     (2,650,982)      (611,081)     (4,470,898)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --            (257)           (335)            --              --
  Annuity benefit payments                   --              --             (78)         (2,408)            --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,220,873)     (1,616,342)        832,323         793,036        491,481      18,881,772
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                624,555        (288,438)      1,054,516        (686,525)       997,355      24,601,518
Net assets at the beginning of
  year or period                     23,367,932      28,351,506       2,188,683      36,036,841      2,816,556      76,801,335
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  23,992,487      28,063,068       3,243,199      35,350,316      3,813,911     101,402,853
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (29,369)         69,700         (42,629)       (130,694)       (37,314)      1,930,811
  Net realized gains (losses)
    on investments                    2,738,994       1,423,249         208,262         374,041        129,054         (71,305)
  Net change in unrealized
    appreciation (depreciation)         809,100         747,859         373,504       8,238,750        320,404      14,941,761
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          3,518,725       2,240,808         539,137       8,482,097        412,144      16,801,267
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,134,273         846,485         573,146       1,417,318        575,706      23,931,455
  Contract terminations,
    withdrawal payments and
    charges                          (4,084,435)     (3,532,404)       (696,144)     (4,983,867)      (997,261)     (1,847,215)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              31              --              28             191             --              --
  Annuity benefit payments               (2,379)             --          (1,041)         (6,691)            --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,952,510)     (2,685,919)       (124,011)     (3,573,049)      (421,555)     22,084,240
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              1,566,215        (445,111)        415,126       4,909,048         (9,411)     38,885,507
Net assets at the beginning of
  year or period                     23,992,487      28,063,068       3,243,199      35,350,316      3,813,911     101,402,853
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  25,558,702      27,617,957       3,658,325      40,259,364      3,804,500     140,288,360
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO VIT       PIMCO VIT       PUTNAM VT      PUTNAM VT       PUTNAM VT       PUTNAM VT
                                   LOW DUR PORT    TOTAL RETURN    EQUITY INCOME    GROWTH AND      GROWTH OPP       INTER
                                      ADV CL          ADV CL          CL IB        INC CL IB (a)    CL IB (b)       EQ CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (52,539)        836,508          20,075          12,883        (11,619)         57,530
  Net realized gains (losses)
    on investments                     (116,505)       (792,196)        247,256         285,347       (216,336)        142,778
  Net change in unrealized
    appreciation (depreciation)          52,219       1,808,673         330,395         878,437       (268,872)       (328,853)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                           (116,825)      1,852,985         597,726       1,176,667       (496,827)       (128,545)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          4,798,546       8,096,063         668,193       1,977,598      7,688,976         464,921
  Contract terminations,
    withdrawal payments and
    charges                          (6,265,422)    (18,300,985)       (741,708)     (4,973,849)    (3,431,454)       (527,668)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period            (605)           (431)            (46)           (883)           276            (528)
  Annuity benefit payments               (7,843)        (11,442)         (2,402)         (3,111)          (406)         (4,509)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (1,475,324)    (10,216,795)        (75,963)     (3,000,245)     4,257,392         (67,784)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (1,592,149)     (8,363,810)        521,763      (1,823,578)     3,760,565        (196,329)
Net assets at the beginning of
  year or period                     63,470,761     166,770,221       4,834,224       8,196,579             --       3,508,668
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  61,878,612     158,406,411       5,355,987       6,373,001      3,760,565       3,312,339
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (144,783)        765,214         (72,104)        105,682        (71,508)         26,922
  Net realized gains (losses)
    on investments                     (130,525)       (319,820)        436,367         905,562        165,117         200,178
  Net change in unrealized
    appreciation (depreciation)         131,197       4,879,988       1,374,528        (546,988)     1,149,302         532,511
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                           (144,111)      5,325,382       1,738,791         464,256      1,242,911         759,611
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          7,431,800      13,496,760       9,462,611       1,614,746      4,133,549         123,764
  Contract terminations,
    withdrawal payments and
    charges                          (5,613,314)     (7,623,332)     (1,007,921)     (8,450,078)    (2,313,235)       (957,608)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period             117             240             202              85              1             265
  Annuity benefit payments              (10,851)        (14,034)         (5,607)         (2,010)          (495)         (3,800)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                        1,807,752       5,859,634       8,449,285      (6,837,257)     1,819,820        (837,379)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              1,663,641      11,185,016      10,188,076      (6,373,001)     3,062,731         (77,768)
Net assets at the beginning of
  year or period                     61,878,612     158,406,411       5,355,987       6,373,001      3,760,565       3,312,339
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  63,542,253     169,591,427      15,544,063              --      6,823,296       3,234,571
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                     PUTNAM VT       PUTNAM VT                     SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS
                                     MULTI-CAP        VOYAGER      SFT ADVANTUS       DYNAMIC       GOVT MONEY      INDEX 400
                                     GRO CL IB       CL IB (c)       BOND CL 2        MGD VOL         MARKET         MC CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
   DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $     (44,374)        (20,425)     (2,730,312)     (3,309,954)      (488,611)       (862,385)
  Net realized gains (losses)
    on investments                      565,911         (26,132)      5,040,501       1,183,744             --       4,095,635
  Net change in unrealized
    appreciation (depreciation)        (175,456)        726,977       3,284,931      18,533,704         17,305       9,022,549
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            346,081         680,420       5,595,120      16,407,494       (471,306)     12,255,799
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,034,682       1,280,989      12,880,593      62,054,116     17,297,849      13,986,339
  Contract terminations,
    withdrawal payments and
    charges                          (4,211,916)     (9,105,264)    (15,924,650)     (8,702,721)   (19,451,319)     (8,508,565)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --          (3,535)             --       (193,750)          4,787
  Annuity benefit payments                   --              --        (131,860)             --        (14,789)        (62,022)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (3,177,234)     (7,824,275)     (3,179,452)     53,351,395     (2,362,009)      5,420,539
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             (2,831,153)     (7,143,855)      2,415,668      69,758,889     (2,833,315)     17,676,338
Net assets at the beginning of
  year or period                      3,963,044       7,143,855     193,255,265     203,486,820     36,958,618      67,076,129
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   1,131,891              --     195,670,933     273,245,709     34,125,303      84,752,467
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $     (11,854)             --      (2,772,362)     (4,575,350)      (354,973)       (990,127)
  Net realized gains (losses)
    on investments                      269,051              --       4,730,406       1,959,037             --      10,850,757
  Net change in unrealized
    appreciation (depreciation)          94,663              --       4,464,981      50,655,759             --       1,072,148
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                            351,860              --       6,423,025      48,039,446       (354,973)     10,932,778
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          1,598,250              --      12,895,384      44,951,039     11,193,373       5,798,752
  Contract terminations,
    withdrawal payments and
    charges                          (1,020,344)             --     (13,833,057)     (6,601,987)   (18,847,526)    (18,672,004)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              --              --           9,294              --            570           3,000
  Annuity benefit payments                   --              --        (125,039)             --        (14,331)        (51,649)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                          577,906              --      (1,053,418)     38,349,052     (7,667,914)    (12,921,901)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                                929,766              --       5,369,607      86,388,498     (8,022,887)     (1,989,123)
Net assets at the beginning of
  year or period                      1,131,891              --     195,670,933     273,245,709     34,125,303      84,752,467
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $   2,061,657              --     201,040,540     359,634,207     26,102,416      82,763,344
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                   SFT ADVANTUS    SFT ADVANTUS   SFT ADVANTUS
                                   SFT ADVANTUS    SFT ADVANTUS      MGD VOL         MORTGAGE      REAL ESTATE       SFT IVY
                                  INDEX 500 CL 2  INTL BOND CL 2     EQUITY            CL 2           CL 2           GROWTH
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $  (1,857,155)     (1,118,292)     (1,271,417)       (838,641)    (1,085,864)     (2,582,832)
  Net realized gains (losses)
    on investments                   11,820,420       2,540,848          15,333       1,583,804      6,058,540       4,434,020
  Net change in unrealized
    appreciation (depreciation)       8,018,285         (42,912)      1,049,280        (789,191)    (2,651,198)     (2,975,510)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         17,981,550       1,379,644        (206,804)        (44,028)     2,321,478      (1,124,322)
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         18,512,945       4,346,018     172,392,042       6,572,152      6,904,375       3,883,133
  Contract terminations,
    withdrawal payments and
    charges                         (13,879,295)     (7,445,332)       (645,791)     (6,596,749)   (10,591,778)    (25,953,783)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period         146,204           4,588              --          (3,474)         7,534        (211,293)
  Annuity benefit payments           (5,083,271)        (32,468)             --         (61,135)       (59,136)       (216,589)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                         (303,417)     (3,127,194)    171,746,251         (89,206)    (3,739,005)    (22,498,532)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             17,678,133      (1,747,550)    171,539,447        (133,234)    (1,417,527)    (23,622,854)
Net assets at the beginning of
  year or period                    175,837,831      85,334,680       5,362,137      59,041,770     78,465,052     209,421,578
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 193,515,964      83,587,130     176,901,584      58,908,536     77,047,525     185,798,724
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $  (2,153,594)     (1,127,398)     (3,051,000)       (801,174)    (1,063,087)     (2,617,919)
  Net realized gains (losses)
    on investments                   12,905,588       2,455,918         538,490       1,542,105      4,661,455       9,754,596
  Net change in unrealized
    appreciation (depreciation)      27,170,090      (1,478,350)     31,759,911        (404,275)      (623,384)     41,009,171
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         37,922,084        (149,830)     29,247,401         336,656      2,974,984      48,145,848
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments         14,648,028       4,252,824      54,480,158       3,230,416      4,109,168       2,357,272
  Contract terminations,
    withdrawal payments and
    charges                         (14,421,717)     (6,501,822)     (4,478,880)     (6,320,263)    (7,994,092)    (31,156,514)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period           8,939           5,591              --          (3,330)          (332)         40,634
  Annuity benefit payments           (5,465,542)        (31,500)             --         (55,808)       (48,874)       (214,308)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (5,230,292)     (2,274,907)     50,001,278      (3,148,985)    (3,934,130)    (28,972,916)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                             32,691,792      (2,424,737)     79,248,679      (2,812,329)      (959,146)     19,172,932
Net assets at the beginning of
  year or period                    193,515,964      83,587,130     176,901,584      58,908,536     77,047,525     185,798,724
                                  --------------  --------------  --------------  --------------  -------------   -------------
NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $ 226,207,756      81,162,393     256,150,263      56,096,207     76,088,379     204,971,656
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                    SEGREGATED SUB-ACCOUNTS*
                                  ---------------------------------------------------------------------------------------------
                                                                       SFT
                                                                    WELLINGTON       TOPS MGD                        TOPS MGD
                                   SFT IVY SMALL    SFT T. ROWE     CORE EQUITY      RISK BAL       TOPS MGD       RISK GROWTH
                                    CAP GROWTH      PRICE VALUE        CL 2          ETF CL 2     RISK FLEX ETF      ETF CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
YEAR OR PERIOD ENDED
  DECEMBER 31, 2016
Operations
  Investment income (loss) -
    net                           $    (576,368)     (1,766,123)       (727,197)        (34,413)      (526,293)        118,182
  Net realized gains (losses)
    on investments                      887,617       1,262,233       1,614,462          23,341        (54,930)       (384,597)
  Net change in unrealized
    appreciation (depreciation)       7,934,827      11,222,526       1,038,005       1,052,697      3,608,630       3,512,847
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                          8,246,076      10,718,636       1,925,270       1,041,625      3,027,407       3,246,432
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,844,158       2,189,867       1,231,337       3,822,585     26,583,875       2,976,344
  Contract terminations,
    withdrawal payments and
    charges                          (6,733,817)    (14,532,057)    (12,426,476)     (2,254,966)    (2,498,163)    (15,509,513)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period         (95,287)           (239)          3,806              --             --              --
  Annuity benefit payments              (79,220)        (39,954)        (31,675)             --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (4,064,166)    (12,382,383)    (11,223,008)      1,567,619     24,085,712     (12,533,169)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              4,181,910      (1,663,747)     (9,297,738)      2,609,244     27,113,119      (9,286,737)
Net assets at the beginning of
  year or period                     44,780,293     127,868,449      60,807,646      20,969,313     67,186,225      89,469,644
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  48,962,203     126,204,702      51,509,908      23,578,557     94,299,344      80,182,907
                                  ==============  ==============  ==============  ==============  =============   =============

YEAR OR PERIOD ENDED
  DECEMBER 31, 2017
Operations
  Investment income (loss) -
    net                           $    (648,379)     (1,842,668)       (664,205)          6,557       (390,618)         65,507
  Net realized gains (losses)
    on investments                    2,299,989       4,196,583       2,066,957         266,716        247,209         772,559
  Net change in unrealized
    appreciation (depreciation)       9,192,218      17,803,582       7,894,305       1,682,655      9,940,053      11,413,652
                                  --------------  --------------  --------------  --------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from
  operations                         10,843,828      20,157,497       9,297,057       1,955,928      9,796,644      12,251,718
                                  --------------  --------------  --------------  --------------  -------------   -------------

Contract transactions (notes 3
  and 6)
  Contract purchase payments          2,604,704         923,604         428,382       1,113,547     22,341,576       2,962,467
  Contract terminations,
    withdrawal payments and
    charges                          (7,685,346)    (17,184,971)     (8,555,823)     (4,412,553)    (4,118,097)     (8,760,630)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period          23,536           1,381           5,336              --             --              --
  Annuity benefit payments              (89,444)        (38,146)        (31,761)             --             --              --
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets from contract
  transactions                       (5,146,550)    (16,298,132)     (8,153,866)     (3,299,006)    18,223,479      (5,798,163)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Increase (decrease) in net
  assets                              5,697,278       3,859,365       1,143,191      (1,343,078)    28,020,123       6,453,555
Net assets at the beginning of
  year or period                     48,962,203     126,204,702      51,509,908      23,578,557     94,299,344      80,182,907
                                  --------------  --------------  --------------  --------------  -------------   -------------

NET ASSETS AT THE END OF YEAR
  OR PERIOD                       $  54,659,481     130,064,067      52,653,099      22,235,479    122,319,467      86,636,462
                                  ==============  ==============  ==============  ==============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2017 and 2016

                                                                                             SEGREGATED SUB-ACCOUNTS*
                                                                                     ------------------------------------------
                                                                                        TOPS MGD RISK
                                                                                       MOD GRO ETF CL 2           TOTALS
                                                                                     --------------------  --------------------
YEAR OR PERIOD ENDED DECEMBER 31, 2016
Operations
  Investment income (loss) - net                                                     $             8,272           (23,628,228)
  Net realized gains (losses) on investments                                                    (114,068)          216,913,634
  Net change in unrealized appreciation (depreciation) of investments                          1,335,495            26,219,507
                                                                                     --------------------  --------------------
Net increase (decrease) in net assets resulting from operations                                1,229,699           219,504,913
                                                                                     --------------------  --------------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                                                                   1,450,938           809,330,082
  Contract terminations, withdrawal payments and charges                                      (5,970,485)         (619,953,727)
  Actuarial adjustments for mortality experience on annuities in payment period                       --            (1,124,379)
  Annuity benefit payments                                                                            --            (6,954,792)
                                                                                     --------------------  --------------------
Increase (decrease) in net assets from contract transactions                                  (4,519,547)          181,297,184
                                                                                     --------------------  --------------------
Increase (decrease) in net assets                                                             (3,289,848)          400,802,097
Net assets at the beginning of year or period                                                 28,410,320         5,218,234,217
                                                                                     --------------------  --------------------
NET ASSETS AT THE END OF YEAR OR PERIOD                                              $        25,120,472         5,619,036,314
                                                                                     ====================  ====================

YEAR OR PERIOD ENDED DECEMBER 31, 2017
Operations
  Investment income (loss) - net                                                     $            46,254           (31,994,048)
  Net realized gains (losses) on investments                                                     169,660           206,784,901
  Net change in unrealized appreciation (depreciation)                                         2,823,538           577,250,081
                                                                                     --------------------  --------------------
Net increase (decrease) in net assets resulting from operations                                3,039,452           752,040,934
                                                                                     --------------------  --------------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                                                                   1,530,393           521,179,828
  Contract terminations, withdrawal payments and charges                                      (2,360,167)         (683,973,993)
  Actuarial adjustments for mortality experience on annuities in payment period                       --               186,221
  Annuity benefit payments                                                                            --            (7,366,032)
                                                                                     --------------------  --------------------
Increase (decrease) in net assets from contract transactions                                    (829,774)         (169,973,976)
                                                                                     --------------------  --------------------
Increase (decrease) in net assets                                                              2,209,678           582,066,958
Net assets at the beginning of year or period                                                 25,120,472         5,619,036,314
                                                                                     --------------------  --------------------
NET ASSETS AT THE END OF YEAR OR PERIOD                                              $        27,330,150         6,201,103,272
                                                                                     ====================  ====================

See accompanying notes to financial statements.

--------
(a) For the year ended December 31, 2016 and for the period from January 1, 2017 through May 15, 2017.
(b) For the period from November 21, 2016 through December 31, 2016 and the year ended December 31, 2017.
(c) For the period from January 1, 2016 through November 21, 2016.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(1) ORGANIZATION AND BASIS OF PRESENTATION

    The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nineteen types of contracts consisting of ninety-five segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

    The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-five segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
      - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
       - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
      - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
      -   American Funds IS(R) Global Bond Fund - Class 2 Shares (Amer Funds
          IS Glbl Bond Cl 2)
      - American Funds IS(R) Global Growth Fund - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
      - American Funds IS(R) Global Small Capitalization Fund - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
      - American Funds IS(R) Growth Fund - Class 2 Shares (Amer Funds IS Growth Cl 2)
      - American Funds IS(R) Growth-Income Fund - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
      - American Funds IS(R) International Fund - Class 2 Shares (Amer Funds IS Intl Cl 2)
      - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
      - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
      - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
      -   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP
          Mid Cap SC2)
      - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
      - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
      - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
      - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
      - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
      -   Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock
          Sr II)
      - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
      - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
      - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
      - Ivy VIP - Advantus Real Estate Securities Class II (Ivy VIP Adv RE Sec Cl II)
      -   Ivy VIP - Asset Strategy Class II (Ivy VIP Asset Strategy Cl II)
      -   Ivy VIP - Balanced Class II (Ivy VIP Balanced Cl II)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      -   Ivy VIP - Bond Class II (Ivy VIP Bond Cl II)
      -   Ivy VIP - Core Equity Class II (Ivy VIP Core Equity Cl II)
      -   Ivy VIP - Dividend Opportunities Class II (Ivy VIP Dividend Opp Cl
          II)
      -   Ivy VIP - Energy Class II (Ivy VIP Energy Cl II)
      -   Ivy VIP - Global Bond Class II (Ivy VIP Global Bond Cl II)
      -   Ivy VIP - Global Growth Class II (Ivy VIP Global Growth Cl II)
      - Ivy VIP - Government Money Market Class II (Ivy VIP Govt Money Market Cl II)
      -   Ivy VIP - Growth Class II (Ivy VIP Growth Cl II)
      -   Ivy VIP - High Income Class II (Ivy VIP High Income Cl II)
      - Ivy VIP - International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)
      -   Ivy VIP - Limited-Term Bond Class II (Ivy VIP Limited-Term Bond Cl
          II)
      -   Ivy VIP - Micro Cap Growth Class II (Ivy VIP Micro Cap Growth Cl II)
      -   Ivy VIP - Mid Cap Growth Class II (Ivy VIP Mid Cap Growth Cl II)
      -   Ivy VIP - Natural Resources Class II (Ivy VIP Natural Res Cl II)
      - Ivy VIP - Pathfinder Aggressive Class II (Ivy VIP Pathfinder Aggressive Cl II)
      - Ivy VIP - Pathfinder Conservative Class II (Ivy VIP Pathfinder Conserv Cl II)
      - Ivy VIP - Pathfinder Moderate - Managed Volatility Class II (Ivy VIP Path Mod MVF Cl II)
      -   Ivy VIP - Pathfinder Moderate Class II (Ivy VIP Pathfinder Moderate
          Cl II)
      - Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility Class II (Ivy VIP Path Mod Agg MVF Cl II)
      - Ivy VIP - Pathfinder Moderately Aggressive Class II (Ivy VIP Pathfinder Mod Aggr Cl II)
      - Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility Class II (Ivy VIP Path Mod Con MVF Cl II)
      - Ivy VIP - Pathfinder Moderately Conservative Class II (Ivy VIP Pathfinder Mod Cons Cl II)
      -   Ivy VIP - Science and Technology Class II (Ivy VIP Science & Tech Cl
          II)
      -   Ivy VIP - Small Cap Core Class II (Ivy Small Cap Core Cl II)
      -   Ivy VIP - Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)
      -   Ivy VIP - Value Class II (Ivy VIP Value Cl II)
      - Janus Aspen Series - Janus Henderson Balanced Portfolio - Service Shares (Janus Henderson Balanced SS)
      - Janus Aspen Series - Janus Henderson Flexible Bond - Service Shares (Janus Henderson Flexible Bond SS)
      - Janus Aspen Series - Janus Henderson Forty Portfolio - Service Shares (Janus Henderson Forty SS)
      - Janus Aspen Series -Janus Henderson Mid Cap Value Portfolio - Service Shares (Janus Henderson Mid Cp Val SS)
      - Janus Aspen Series - Janus Henderson Overseas Portfolio - Service Shares (Janus Henderson Overseas SS)
      - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
      - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
      - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
      - Morgan Stanley Variable Insurance Fund, Inc. -- Morgan Stanley VIF Emerging Markets Equity Portfolio -- Class II Shares (MorgStanley VIF Emg Mk Eq Cl 2)
      - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
      - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
      - Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (Morningstar Conservative ETF II)
      - Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Growth ETF II)
      - Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (Morningstar Inc & Growth ETF II)
      - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (Neuberger Berman Soc Resp S Cl)
      - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio -- Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)
      - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio(TOPS Mgd Risk Flex ETF)
      - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
      - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
      - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
      - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
      - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
      - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

      - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
      - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)
      - Putnam VT Growth Opportunities Fund -- Class IB Shares (Putnam VT Growth Opp Cl IB)
      - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
      - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)
      - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Dynamic Managed Volatility Fund (SFT Advantus Dynamic Mgd Vol)
      - Securian Funds Trust - SFT Advantus Government Money Market Fund (SFT Advantus Govt Money Market)
      - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
      - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
      - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Managed Volatility Equity Fund (SFT Advantus Mgd Vol Equity)
      - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
      - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
      -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
      - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
      - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
      - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares (SFT Wellington Core Equity Cl 2)

    The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust -- SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

    Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

    The following sub-accounts merged during 2016 and 2017:

    CLOSED PORTFOLIO                                             RECEIVING PORTFOLIO                         EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Putnam VT Voyager Fund - Class IB Shares      Putnam VT Growth Opportunities Fund - Class IB           November 21, 2016
                                                  Shares

    Putnam VT Growth and Income Fund - Class IB   Putnam VT Equity Income Fund - Class IB Shares             May 15, 2017
    Shares

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

The following sub-accounts had name changes during 2016 and 2017:

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    ALPS VIT Ibbotson Aggressive Growth ETF       Morningstar Aggressive Growth ETF Asset                    April 29, 2016
    Asset Allocation Portfolio - Class II         Allocation Portfolio - Class II Shares
    Shares

    ALPS VIT Ibbotson Balanced ETF Asset          Morningstar Balanced ETF Asset Allocation                  April 29, 2016
    Allocation Portfolio - Class II Shares        Portfolio - Class II Shares

    ALPS VIT Ibbotson Conservative ETF Asset      Morningstar Conservative ETF Asset Allocation              April 29, 2016
    Allocation Portfolio - Class II Shares        Portfolio - Class II Shares

    ALPS VIT Ibbotson Growth ETF Asset            Morningstar Growth ETF Asset Allocation                    April 29, 2016
    Allocation Portfolio - Class II Shares        Portfolio - Class II Shares

    ALPS VIT Ibbotson Income and Growth ETF       Morningstar Income and Growth Asset                        April 29, 2016
    Asset Allocation Portfolio - Class II         Allocation Portfolio - Class II Shares
    Shares

    Securian Funds Trust - SFT Advantus Managed   Securian Funds Trust - Advantus Dynamic                    April 29, 2016
    Volatility Fund                               Managed Volatility Fund

    Securian Funds Trust - SFT Advantus Money     Securian Funds Trust - Advantus Government                 April 29, 2016
    Market Fund                                   Money Market Fund

    Ivy Funds VIP - Asset Strategy                Ivy VIP - Asset Strategy                                 September 30, 2016

    Ivy Funds VIP - Balanced                      Ivy VIP - Balanced                                       September 30, 2016

    Ivy Funds VIP - Bond                          Ivy VIP - Bond                                           September 30, 2016

    Ivy Funds VIP - Core Equity                   Ivy VIP - Core Equity                                    September 30, 2016

    Ivy Funds VIP - Dividend Opportunities        Ivy VIP - Dividend Opportunities                         September 30, 2016

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Ivy Funds VIP - Energy                        Ivy VIP - Energy                                         September 30, 2016

    Ivy Funds VIP - Global Bond                   Ivy VIP - Global Bond                                    September 30, 2016

    Ivy Funds VIP - Global Growth                 Ivy VIP - Global Growth                                  September 30, 2016

    Ivy Funds VIP - Global Natural Resources      Ivy VIP - Global Natural Resources                       September 30, 2016

    Ivy Funds VIP - Growth                        Ivy VIP - Growth                                         September 30, 2016

    Ivy Funds VIP - High Income                   Ivy VIP - High Income                                    September 30, 2016

    Ivy Funds VIP - International Core Equity     Ivy VIP - International Core Equity                      September 30, 2016

    Ivy Funds VIP - Limited-Term Bond             Ivy VIP - Limited-Term Bond                              September 30, 2016

    Ivy Funds VIP - Micro Cap Growth              Ivy VIP - Micro Cap Growth                               September 30, 2016

    Ivy Funds VIP - Mid Cap Growth                Ivy VIP - Mid Cap Growth                                 September 30, 2016

    Ivy Funds VIP - Money Market                  Ivy VIP - Money Market                                   September 30, 2016

    Ivy Funds VIP - Pathfinder Aggressive         Ivy VIP - Pathfinder Aggressive                          September 30, 2016

    Ivy Funds VIP - Pathfinder Conservative       Ivy VIP - Pathfinder Conservative                        September 30, 2016

    Ivy Funds VIP - Pathfinder Moderate -         Ivy VIP - Pathfinder Moderate - Managed Volatility       September 30, 2016
    Managed Volatility

    Ivy Funds VIP - Pathfinder Moderate           Ivy VIP - Pathfinder Moderate                            September 30, 2016

    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Aggressive -             September 30, 2016
    Aggressive - Managed Volatility               Managed Volatility

    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Aggressive               September 30, 2016
    Aggressive

    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Conservative -           September 30, 2016
    Conservative -  Managed Volatility            Managed Volatility

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Ivy Funds VIP - Pathfinder Moderately         Ivy VIP - Pathfinder Moderately Conservative             September 30, 2016
    Conservative

    Ivy Funds VIP - Real Estate Securities        Ivy VIP - Real Estate Securities                         September 30, 2016

    Ivy Funds VIP - Science and Technology        Ivy VIP - Science and Technology                         September 30, 2016

    Ivy Funds VIP - Small Cap Growth              Ivy VIP - Small Cap Growth                               September 30, 2016

    Ivy Funds VIP - Small Cap Value               Ivy VIP - Small Cap Value                                September 30, 2016

    Ivy Funds VIP - Value                         Ivy VIP - Value                                          September 30, 2016

    Ivy VIP - Money Market                        Ivy VIP - Government Money Market                         October 14, 2016

    Ivy VIP - Asset Strategy                      Ivy VIP - Asset Strategy Class II                          April 28, 2017

    Ivy VIP - Balanced                            Ivy VIP - Balanced Class II                                April 28, 2017

    Ivy VIP - Bond                                Ivy VIP - Bond Class II                                    April 28, 2017

    Ivy VIP - Core Equity                         Ivy VIP - Core Equity Class II                             April 28, 2017

    Ivy VIP - Dividend Opportunities              Ivy VIP - Dividend Opportunities Class II                  April 28, 2017

    Ivy VIP - Energy                              Ivy VIP - Energy Class II                                  April 28, 2017

    Ivy VIP - Global Bond                         Ivy VIP - Global Bond Class II                             April 28, 2017

    Ivy VIP - Global Growth                       Ivy VIP - Global Growth Class II                           April 28, 2017

    Ivy VIP - Global Natural Resources            Ivy VIP - Natural Resources Class II                       April 28, 2017

    Ivy VIP - Government Money Market             Ivy VIP - Government Money Market Class II                 April 28, 2017

    Ivy VIP - Growth                              Ivy VIP - Growth Class II                                  April 28, 2017

    Ivy VIP - High Income                         Ivy VIP - High Income Class II                             April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                            EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    Ivy VIP - International Core Equity           Ivy VIP - International Core Equity Class II               April 28, 2017

    Ivy VIP - Limited-Term Bond                   Ivy VIP - Limited-Term Bond Class II                       April 28, 2017

    Ivy VIP - Micro Cap Growth                    Ivy VIP - Micro Cap Growth Class II                        April 28, 2017

    Ivy VIP - Mid Cap Growth                      Ivy VIP - Mid Cap Growth Class II                          April 28, 2017

    Ivy VIP - Pathfinder Aggressive               Ivy VIP - Pathfinder Aggressive Class II                   April 28, 2017

    Ivy VIP - Pathfinder Conservative             Ivy VIP - Pathfinder Conservative Class II                 April 28, 2017

    Ivy VIP - Pathfinder Moderate - Managed       Ivy VIP - Pathfinder Moderate - Managed Volatility         April 28, 2017
    Volatility                                    Class II

    Ivy VIP - Pathfinder Moderate                 Ivy VIP - Pathfinder Moderate Class II                     April 28, 2017

    Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately Aggressive -               April 28, 2017
    - Managed Volatility                          Managed Volatility Class II

    Ivy VIP - Pathfinder Moderately Aggressive    Ivy VIP - Pathfinder Moderately Aggressive                 April 28, 2017
                                                  Class II

    Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately Conservative -             April 28, 2017
    Conservative - Managed Volatility             Managed Volatility Class II

    Ivy VIP - Pathfinder Moderately               Ivy VIP - Pathfinder Moderately Conservative               April 28, 2017
    Conservative                                  Class II

    Ivy VIP - Real Estate Securities              Ivy VIP - Advantus Real Estate Securities Class II         April 28, 2017

    Ivy VIP - Science and Technology              Ivy VIP - Science and Technology Class II                  April 28, 2017

    Ivy VIP - Small Cap Growth                    Ivy VIP - Small Cap Growth Class II                        April 28, 2017

    Ivy VIP - Small Cap Value                     Ivy VIP - Small Cap Core Class II                          April 28, 2017

    Ivy VIP - Value                               Ivy VIP - Value Class II                                   April 28, 2017

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    FORMER NAME                                                      CURRENT NAME                           EFFECTIVE DATE
    -------------------------------------------   ---------------------------------------------------    ----------------------
    The Universal Institutional Funds, Inc.       Morgan Stanley Variable Insurance Fund, Inc. -              May 1, 2017
    Morgan Stanley UIF Emerging Markets           Morgan Stanley VIF Emerging Markets Equity
    Equity Portfolio - Class II Shares            Portfolio - Class II Shares

    Janus Aspen Series - Balanced Portfolio -     Janus Aspen Series - Janus Henderson Balanced              June 5, 2017
    Service Shares                                Portfolio - Service Shares

    Janus Aspen Series - Flexible Bond -          Janus Aspen Series - Janus Henderson Flexible              June 5, 2017
    Service Shares                                Bond - Service Shares

    Janus Aspen Series - Forty Portfolio -        Janus Aspen Series - Janus Henderson Forty                 June 5, 2017
    Service Shares                                Portfolio - Service Shares

    Janus Aspen Series - Overseas Portfolio -     Janus Aspen Series - Janus Henderson Overseas              June 5, 2017
    Service Shares                                Portfolio - Service Shares

    Janus Aspen Series - Perkins Mid Cap Value    Janus Aspen Series - Janus Henderson Mid Cap               June 5, 2017
    Portfolio - Service Shares                    Value Portfolio - Service Shares

    Securian Funds Trust - SFT Pyramis(R) Core    Securian Funds Trust - SFT Wellington Core Equity        November 20, 2017*
    Equity Fund - Class 2 Shares                  Fund - Class 2 Shares

--------
    * The SFT Wellington Core Equity Fund was managed by FIAM LLC (Pyramis) from January 1, 2017 -- November 19, 2017 and by Wellington Management from November 20, 2017 -- December 31, 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

    (A) USE OF ESTIMATES

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (B) INVESTMENTS IN UNDERLYING FUNDS

        Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

        Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds and gains (losses) on the sale of underlying fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective underlying funds.

        All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

    (C) FEDERAL INCOME TAXES

        The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

    (D) CONTRACTS IN ANNUITY PAYMENT PERIOD

        Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    (A) MULTIOPTION FLEX/SINGLE/SELECT

        The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $1,632 and $1,508, respectively.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (B) MULTIOPTION CLASSIC/ACHIEVER

        The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

        A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $10,896 and $15,897, respectively.

        Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

    (C) MULTIOPTION ADVISOR SERIES

        There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2017 and 2016, contingent deferred sales charges for all MultiOption Advisor classes totaled $477,720 and $480,215, respectively.

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (D) MEGANNUITY/UMOA

        The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

    (E) ADJUSTABLE INCOME ANNUITY

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

        Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

            A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2017 and 2016.

            A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2017 and 2016.

            A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2017 and 2016.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (F) WADDELL & REED ADVISORS RETIREMENT BUILDER

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $512,342 and $434,833, respectively.

        In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (G) MULTIOPTION LEGEND

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $1,954 and $33,693, respectively.

        In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

    (H) MULTIOPTION EXTRA

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $873,210 and $817,994, respectively.

        In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (I) MULTIOPTION GUIDE SERIES

        There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

        For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $1,408,365 and $931,013, respectively.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (J) MULTIOPTION ADVANTAGE

        The MultiOption Advantage product became effective on November 9, 2016.

        The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. The charges may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (K) WADDELL & REED ADVISORS RETIREMENT BUILDER II

        There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

        The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2017 and 2016.

        A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

        For the years ended December 31, 2017 and 2016, contingent deferred sales charges totaled $210,199 and $93,392, respectively.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

        In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

    (L) OTHER

        To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

        On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

            - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

            - Securian Funds Trust - SFT Wellington Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

        These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(4) FAIR VALUE MEASUREMENT

    In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
    820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

    The fair value of the Account's financial assets has been determined using available market information as of December 31, 2017. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

    The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

        Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

        Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

    The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    As of December 31, 2017, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(5) INVESTMENT TRANSACTIONS

    The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2017 were as follows:

                                                PURCHASES            SALES
                                            ----------------   ----------------
    AB VPS DynAsstAll Cl B                  $    16,196,900    $     7,826,612
    AB VPS Intl Value Cl B                          192,848            334,895
    Am Century VP Inc & Gro Cl II                 1,031,301          1,531,995
    Am Century VP Infl Pro Cl II                  5,875,179          4,774,204
    Amer Funds IS Glbl Bond Cl 2                  4,713,698          1,498,100
    Amer Funds IS Glbl Growth Cl 2                3,103,840          2,054,366
    Amer Funds IS Glbl Sm Cp Cl 2                 2,585,407          1,329,071
    Amer Funds IS Growth Cl 2                    11,822,833          4,944,224
    Amer Funds IS Growth-Inc Cl 2                 5,786,595         10,227,270
    Amer Funds IS Intl Cl 2                       4,597,892          4,825,064
    Amer Funds IS New World Cl 2                  2,263,483          1,811,937
    Amer Funds IS US Govt/AAA Cl 2                2,859,753          1,898,121
    ClearBridge Var Sm Gro Cl II                  9,141,155            822,882
    Fidelity VIP Equity-Income SC2                5,186,096         18,586,258
    Fidelity VIP Mid Cap SC2                      3,879,497          5,339,551
    Franklin Dev Mkts VIP Cl 2                    6,059,837          6,513,618
    Franklin Mutual Shs VIP Cl 2                  5,723,363          1,284,793
    Franklin Small Cp Val VIP Cl 2                4,543,861         12,468,303
    Franklin Sm-Md Cp Gr VIP Cl 2                 1,893,072          2,135,974
    Goldman Sachs VI HQ Flt Rt SS                 3,789,382          2,570,037
    Goldman Sachs VIT Gbl Trnds SS               14,474,568          5,670,809
    Invesco VI Amer Value Sr II                   1,290,030          1,472,642
    Invesco VI Comstock Sr II                     9,514,075          6,577,742
    Invesco VI Equity & Inc Sr II                 3,038,707            808,501
    Invesco VI Growth & Inc Sr II                 1,083,426          2,439,946
    Invesco VI Sm Cap Eqty Sr II                  1,454,111          2,865,300
    Ivy VIP Adv RE Sec Cl II                      2,018,680          2,251,639
    Ivy VIP Asset Strategy Cl II                  3,544,274         25,913,036
    Ivy VIP Balanced Cl II                        9,655,551         17,629,754
    Ivy VIP Bond Cl II                           11,596,344          7,350,325
    Ivy VIP Core Equity Cl II                     6,212,359         14,743,220
    Ivy VIP Dividend Opp Cl II                    1,312,687          3,747,028
    Ivy VIP Energy Cl II                          1,409,621          1,360,781
    Ivy VIP Global Bond Cl II                       639,832            903,226
    Ivy VIP Global Growth Cl II                   2,488,026         11,307,778
    Ivy VIP Govt Money Market Cl II               1,629,044          1,940,845

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              PURCHASES            SALES
                                            ----------------   ----------------
    Ivy VIP Growth Cl II                    $     6,457,636    $    12,123,317
    Ivy VIP High Income Cl II                     8,908,275         12,854,492
    Ivy VIP Intl Core Equity Cl II                5,231,325         24,897,941
    Ivy VIP Limited-Term Bond Cl II               4,981,915          2,758,918
    Ivy VIP Micro Cap Growth Cl II                8,319,164          4,143,370
    Ivy VIP Mid Cap Growth Cl II                  3,095,848         10,811,429
    Ivy VIP Natural Res Cl II                     4,050,653         10,934,734
    Ivy VIP Path Mod Agg MVF Cl II               12,550,521          5,470,882
    Ivy VIP Path Mod Con MVF Cl II                2,394,989          4,429,283
    Ivy VIP Path Mod MVF Cl II                   33,200,603         15,375,664
    Ivy VIP Pathfinder Aggressive Cl II           2,943,064          4,436,219
    Ivy VIP Pathfinder Conserv Cl II              2,876,057          7,078,030
    Ivy VIP Pathfinder Mod Aggr Cl II            17,752,867         35,857,603
    Ivy VIP Pathfinder Mod Cons Cl II             4,267,366         12,087,974
    Ivy VIP Pathfinder Moderate Cl II            13,445,884         31,697,047
    Ivy VIP Science & Tech Cl II                 22,075,232         14,684,748
    Ivy VIP Small Cap Core Cl II                 17,829,220         14,294,399
    Ivy VIP Small Cap Growth Cl II                1,403,493          4,236,518
    Ivy VIP Value Cl II                           4,276,229         13,890,712
    Janus Henderson Balanced SS                   2,753,921          2,739,006
    Janus Henderson Flexible Bond SS              4,817,827          1,264,712
    Janus Henderson Forty SS                     13,601,813         10,657,783
    Janus Henderson Mid Cp Val SS                 1,942,886          2,848,530
    Janus Henderson Overseas SS                   4,890,615         12,485,343
    MFS VIT II Intl Value SC                      3,276,759          1,924,227
    MFS VIT Mid Cap Growth Ser SC                   250,152            510,835
    MorgStanley VIF Emg Mk Eq Cl 2                4,686,786          7,204,859
    Morningstar Aggr Growth ETF II                1,536,768          1,287,550
    Morningstar Balanced ETF II                   6,373,927          8,249,837
    Morningstar Conservative ETF II               2,566,219          3,406,492
    Morningstar Growth ETF II                     3,692,251          4,382,111
    Morningstar Inc & Growth ETF II               2,538,600          3,902,580
    Neuberger Berman Soc Resp S Cl                  701,663            731,866
    Oppenheimer Intl Grow VA SS                   1,717,135          5,420,838
    Oppenheimer MS Sm Cap VA SS                     764,391          1,033,273
    PIMCO VIT Glb Div All Adv Cl                 26,290,110          2,274,803
    PIMCO VIT Low Dur Port Adv Cl                 7,666,598          6,003,630

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                              PURCHASES            SALES
                                            ----------------   ----------------
    PIMCO VIT Total Return Adv Cl           $    15,282,914    $     8,658,037
    Putnam VT Equity Income Cl IB                 9,636,140          1,091,911
    Putnam VT Growth and Inc Cl IB (a)            2,607,249          8,467,076
    Putnam VT Growth Opp Cl IB                    4,188,432          2,364,943
    Putnam VT Inter Eq Cl IB                        194,914          1,005,376
    Putnam VT Multi-Cap Gro Cl IB                 1,749,942          1,041,747
    SFT Advantus Bond Cl 2                       11,638,178         15,463,989
    SFT Advantus Dynamic Mgd Vol                 41,317,986          7,543,717
    SFT Advantus Govt Money Market               11,104,408         19,127,381
    SFT Advantus Index 400 MC Cl 2                5,544,265         19,456,448
    SFT Advantus Index 500 Cl 2                  14,101,482         21,485,290
    SFT Advantus Intl Bond Cl 2                   3,868,508          7,270,847
    SFT Advantus Mgd Vol Equity                  51,905,298          4,954,568
    SFT Advantus Mortgage Cl 2                    2,902,401          6,852,598
    SFT Advantus Real Estate Cl 2                 3,762,542          8,759,778
    SFT Ivy Growth                                2,119,593         33,710,421
    SFT Ivy Small Cap Growth                      2,471,233          8,266,159
    SFT T. Rowe Price Value                         747,566         18,888,411
    SFT Wellington Core Equity Cl 2                 377,768          9,195,835
    TOPS Mgd Risk Bal ETF Cl 2                    1,414,929          4,673,400
    TOPS Mgd Risk Flex ETF                       22,406,656          4,573,655
    TOPS Mgd Risk Growth ETF Cl 2                 4,023,231          9,755,832
    TOPS Mgd Risk Mod Gro ETF Cl 2                1,895,808          2,679,310

--------
    (a) For the period from January 1, 2017 through May 15, 2017.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

(6) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

    Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2017 and 2016 were as follows:

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                                                                      AMER
                                      AB VPS                        AM CENTURY      AM CENTURY        AMER           FUNDS IS
                                    DYNASSTALL      AB VPS INTL    VP INC & GRO     VP INFL PRO   FUNDS IS GLBL       GLBL
                                       CL B         VALUE CL B         CL II           CL II         BOND CL 2     GROWTH CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  98,241,805       1,382,791       1,505,202      60,467,019      6,453,310       7,395,103
  Contract purchase payments         30,010,004         175,988         924,085       2,538,105      4,412,112       3,420,569
  Contract terminations,
    withdrawal payments and
    charges                          (4,876,298)       (232,779)       (463,234)     (7,195,658)    (1,646,392)     (2,692,308)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                 123,375,511       1,326,000       1,966,053      55,809,466      9,219,030       8,123,364
  Contract purchase payments         12,779,957         258,816         328,875       3,678,531      4,708,759       1,601,441
  Contract terminations,
    withdrawal payments and
    charges                          (6,270,994)       (520,551)       (588,364)     (3,591,089)    (1,446,437)     (1,214,311)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                 129,884,474       1,064,265       1,706,564      55,896,908     12,481,352       8,510,494
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                   AMER FUNDS IS   AMER FUNDS IS   AMER FUNDS IS   AMER FUNDS IS  AMER FUNDS IS   AMER FUNDS IS
                                    GLBL SM CP        GROWTH        GROWTH-INC         INTL         NEW WORLD      US GOVT/AAA
                                       CL 2            CL 2            CL 2            CL 2            CL 2            CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   5,816,934      19,494,302      13,268,242      14,409,869      7,991,772       8,602,778
  Contract purchase payments          2,421,812       5,119,851       5,624,797       2,246,536      3,352,946       5,633,706
  Contract terminations,
    withdrawal payments and
    charges                          (1,205,294)     (2,433,980)       (821,223)     (2,447,238)    (1,510,621)     (2,532,078)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   7,033,452      22,180,173      18,071,816      14,209,167      9,834,097      11,704,406
  Contract purchase payments          2,028,305       4,435,320       2,106,380       3,525,623      2,010,924       2,619,390
  Contract terminations,
    withdrawal payments and
    charges                            (979,913)     (2,632,852)     (5,497,122)     (3,918,708)    (1,551,536)     (1,742,859)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   8,081,844      23,982,641      14,681,074      13,816,082     10,293,485      12,580,937
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                    CLEARBRIDGE    FIDELITY VIP      FIDELITY        FRANKLIN        FRANKLIN        FRANKLIN
                                      VAR SM       EQUITY-INCOME        VIP          DEV MKTS       MUTUAL SHS       SMALL CP
                                     GRO CL II          SC2         MID CAP SC2      VIP CL 2        VIP CL 2      VAL VIP CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                     890,548      35,793,713      10,235,423      10,479,753      3,135,716      18,141,802
  Contract purchase payments          1,079,014       3,956,866         529,356       2,607,525         58,134       5,467,677
  Contract terminations,
    withdrawal payments and
    charges                            (259,226)     (4,263,597)     (1,532,962)     (3,252,329)      (543,169)     (2,228,158)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   1,710,336      35,486,982       9,231,817       9,834,949      2,650,681      21,381,321
  Contract purchase payments          8,266,328       1,107,556         483,567       2,650,590      2,029,545       1,553,938
  Contract terminations,
    withdrawal payments and
    charges                            (689,708)     (7,444,401)     (1,168,762)     (2,472,015)      (489,485)     (7,187,039)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   9,286,956      29,150,137       8,546,622      10,013,524      4,190,741      15,748,220
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     FRANKLIN         GOLDMAN         GOLDMAN       INVESCO VI      INVESCO VI      INVESCO VI
                                   SM-MD CP GR       SACHS VI HQ     SACHS VIT      AMER VALUE       COMSTOCK      EQUITY & INC
                                      VIP CL 2       FLT RT SS     GBL TRNDS SS        SR II           SR II           SR II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   6,223,230      36,212,613      97,516,000       5,628,822     21,375,781       2,623,652
  Contract purchase payments            836,610       3,987,021      24,092,439       1,913,516      1,637,881       1,025,066
  Contract terminations,
    withdrawal payments and
    charges                          (1,807,047)     (3,047,712)     (6,675,106)     (1,518,561)    (3,723,249)       (838,519)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   5,252,793      37,151,922     114,933,333       6,023,777     19,290,413       2,810,199
  Contract purchase payments            582,212       3,458,113      10,805,704         769,322      2,345,696       1,542,895
  Contract terminations,
    withdrawal payments and
    charges                          (1,068,386)     (2,322,466)     (4,786,564)       (915,021)    (2,212,311)       (427,032)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   4,766,619      38,287,569     120,952,473       5,878,078     19,423,798       3,926,062
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     INVESCO VI                                    IVY VIP ASSET     IVY VIP         IVY VIP
                                     GROWTH &      INVESCO VI SM    IVY VIP ADV      STRATEGY        BALANCED        BOND CL
                                     INC SR II    CAP EQTY SR II   RE SEC CL II        CL II          CL II             II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   1,223,875      15,533,334       5,392,588      67,358,063     34,877,083     103,645,819
  Contract purchase payments          2,313,908         707,218         438,608       1,385,451      2,426,564       3,795,777
  Contract terminations,
    withdrawal payments and
    charges                            (260,738)     (2,001,738)       (930,899)    (11,545,256)    (5,033,463)    (10,254,767)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                   3,277,045      14,238,814       4,900,297      57,198,258     32,270,184      97,186,829
  Contract purchase payments            229,397         359,902         197,701         549,058      1,296,411       6,877,593
  Contract terminations,
    withdrawal payments and
    charges                            (821,121)     (1,739,551)       (856,867)     (8,865,530)    (4,808,577)     (4,809,417)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                   2,685,321      12,859,165       4,241,131      48,881,786     28,758,018      99,255,005
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                                                     IVY VIP
                                                      IVY VIP                        IVY VIP          GLOBAL       IVY VIP GOVT
                                   IVY VIP CORE      DIVIDEND         IVY VIP         GLOBAL         GROWTH        MONEY MARKET
                                   EQUITY CL II      OPP CL II     ENERGY CL II     BOND CL II        CL II            CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  42,301,761      11,686,779       6,007,854       6,759,875     33,490,781      12,701,671
  Contract purchase payments          2,242,375         851,004         931,232         504,529      1,684,049       5,154,333
  Contract terminations,
    withdrawal payments and
    charges                          (4,761,899)     (1,881,058)     (1,377,597)       (846,056)    (3,551,792)     (7,303,833)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  39,782,237      10,656,725       5,561,489       6,418,348     31,623,038      10,552,171
  Contract purchase payments            724,185         173,215       1,358,100         475,389        373,165       1,660,988
  Contract terminations,
    withdrawal payments and
    charges                          (4,993,242)     (1,632,399)     (1,260,742)       (818,401)    (4,778,314)     (1,906,734)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  35,513,180       9,197,541       5,658,847       6,075,336     27,217,889      10,306,425
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                   IVY VIP INTL       IVY VIP      IVY VIP MICRO   IVY VIP MID
                                      IVY VIP      IVY VIP HIGH    CORE EQUITY     LIMITED-TERM    CAP GROWTH       CAP GROWTH
                                   GROWTH CL II    INCOME CL II        CL II        BOND CL II        CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  26,869,223      69,605,101      63,849,455      37,007,768      9,868,679      25,882,239
  Contract purchase payments            542,972       6,290,619       2,470,191       5,458,213        869,015       1,187,410
  Contract terminations,
    withdrawal payments and
    charges                          (3,388,217)     (8,989,329)     (7,911,880)     (3,463,820)    (1,846,633)     (2,969,036)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  24,023,978      66,906,391      58,407,766      39,002,161      8,891,061      24,100,613
  Contract purchase payments            448,806       3,054,218       1,080,276       4,586,927      2,372,686         470,657
  Contract terminations,
    withdrawal payments and
    charges                          (4,295,911)     (8,124,119)     (8,383,284)     (2,535,296)    (1,310,674)     (3,599,793)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  20,176,873      61,836,490      51,104,758      41,053,792      9,953,073      20,971,477
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                      IVY VIP         IVY VIP                        IVY VIP         IVY VIP
                                      IVY VIP        PATH MOD        PATH MOD      IVY VIP PATH     PATHFINDER      PATHFINDER
                                      NATURAL        AGG MVF         CON MVF          MOD MVF       AGGRESSIVE       CONSERV
                                     RES CL II         CL II           CL II           CL II          CL II           CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  33,612,121      49,451,042      24,975,196     252,688,811     13,271,878      27,495,279
  Contract purchase payments          8,802,397      13,687,984      12,531,591      81,712,973      1,071,067       1,585,344
  Contract terminations,
    withdrawal payments and
    charges                          (5,421,118)     (5,186,837)     (4,671,879)     (9,214,946)    (2,055,139)     (3,764,462)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  36,993,400      57,952,189      32,834,908     325,186,838     12,287,806      25,316,161
  Contract purchase payments          4,067,850       9,227,088       1,476,622      21,025,668      1,022,508       1,057,893
  Contract terminations,
    withdrawal payments and
    charges                         (10,164,852)     (4,196,586)     (3,747,254)    (11,558,377)    (2,721,514)     (5,030,757)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  30,896,398      62,982,691      30,564,276     334,654,129     10,588,800      21,343,297
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    Segregated Sub-Accounts
                                  ---------------------------------------------------------------------------------------------
                                      IVY VIP         IVY VIP         IVY VIP
                                    PATHFINDER      PATHFINDER      PATHFINDER        IVY VIP        IVY VIP         IVY VIP
                                     MOD AGGR        MOD CONS        MODERATE     SCIENCE & TECH    SMALL CAP       SMALL CAP
                                      CL II           CL II           CL II           CL II        CORE CL II      GROWTH CL II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                 188,075,050      57,293,113     164,048,931      21,292,766     22,295,254      14,655,153
  Contract purchase payments            723,121         517,431         884,702       1,227,441      2,149,432       1,123,903
  Contract terminations,
    withdrawal payments and
    charges                         (11,060,498)     (4,124,562)     (9,991,321)     (3,933,212)    (4,168,483)     (1,623,938)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                 177,737,673      53,685,982     154,942,312      18,586,995     20,276,203      14,155,118
  Contract purchase payments            554,948         307,420         376,425       3,841,291      3,077,946         361,550
  Contract terminations,
    withdrawal payments and
    charges                         (21,925,267)     (8,074,828)    (20,216,810)     (3,583,755)    (4,130,896)     (1,817,424)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                 156,367,354      45,918,574     135,101,927      18,844,531     19,223,253      12,699,244
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                       JANUS                          JANUS
                                                       JANUS         HENDERSON         JANUS        HENDERSON         JANUS
                                   IVY VIP VALUE     HENDERSON     FLEXIBLE BOND     HENDERSON         MID          HENDERSON
                                       CL II        BALANCED SS         SS           FORTY SS       CP VAL SS      OVERSEAS SS
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  42,247,025       9,583,902       7,734,750      17,310,280     16,837,754      22,096,401
  Contract purchase payments          2,247,562       1,401,390      10,577,233       2,734,881        864,637       1,794,626
  Contract terminations,
    withdrawal payments and
    charges                          (8,070,566)     (1,918,001)       (904,750)     (4,908,845)    (1,960,223)     (2,868,865)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  36,424,021       9,067,291      17,407,233      15,136,316     15,742,168      21,022,162
  Contract purchase payments            541,767         961,100       4,512,419       3,974,479        600,103       1,902,198
  Contract terminations,
    withdrawal payments and
    charges                          (5,201,931)     (1,003,531)     (1,241,163)     (3,909,114)    (1,622,788)     (5,083,144)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  31,763,857       9,024,860      20,678,489      15,201,681     14,719,483      17,841,216
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                   MFS VIT MID     MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                   MFS VIT II      CAP GROWTH      VIF EMG MK      AGGR GROWTH    BALANCED ETF    CONSERVATIVE
                                  INTL VALUE SC      SER SC          EQ CL 2         ETF II            II            ETF II
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   4,482,304         629,567      35,523,730       6,850,584     52,527,736      12,052,785
  Contract purchase payments          7,202,790         154,830       4,059,581       1,873,605      2,369,163       1,854,559
  Contract terminations,
    withdrawal payments and
    charges                            (642,179)       (231,550)     (5,048,829)     (1,841,480)    (4,641,772)     (1,448,666)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  11,042,915         552,847      34,534,482       6,882,709     50,255,127      12,458,678
  Contract purchase payments          2,907,035          67,871       6,119,773         779,591      1,425,118       1,918,477
  Contract terminations,
    withdrawal payments and
    charges                          (1,644,292)       (190,062)     (8,742,730)     (1,006,440)    (5,955,746)     (2,763,844)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  12,305,658         430,656      31,911,525       6,655,860     45,724,499      11,613,311
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------

                                   MORNINGSTAR    MORNINGSTAR INC   NEUBERGER      OPPENHEIMER    OPPENHEIMER      PIMCO VIT
                                     GROWTH         & GROWTH       BERMAN SOC       INTL GROW      MS SM CAP      GLB DIV ALL
                                     ETF II          ETF II         RESP S CL         VA SS          VA SS           ADV CL
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  21,581,129      25,346,743       1,585,733      12,397,949      1,933,062      75,440,235
  Contract purchase payments          1,252,505         974,777         783,723       1,219,923        729,603      22,713,770
  Contract terminations,
    withdrawal payments and
    charges                          (2,390,972)     (2,451,965)       (200,473)       (969,906)      (411,388)     (4,500,909)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  20,442,662      23,869,555       2,168,983      12,647,966      2,251,277      93,653,096
  Contract purchase payments          1,668,892         688,885         362,371         469,648        317,739      20,375,372
  Contract terminations,
    withdrawal payments and
    charges                          (3,322,739)     (2,934,322)       (434,933)     (1,579,322)      (573,821)     (1,817,033)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  18,788,815      21,624,118       2,096,421      11,538,292      1,995,195     112,211,435
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     PIMCO VIT                       PUTNAM VT
                                     LOW DUR         PIMCO VIT        EQUITY         PUTNAM VT      PUTNAM VT       PUTNAM VT
                                       PORT        TOTAL RETURN       INCOME        GROWTH AND      GROWTH OPP      INTER EQ
                                      ADV CL          ADV CL           CL IB       INC CL IB (a)    CL IB (b)         CL IB
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  61,548,950     147,656,574       2,401,574       4,343,840             --       2,056,174
  Contract purchase payments          4,646,236       7,013,617         326,752       1,038,694      3,288,142         282,766
  Contract terminations,
    withdrawal payments and
    charges                          (6,249,714)    (16,292,718)       (356,363)     (2,406,405)    (1,549,458)       (326,514)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  59,945,472     138,377,473       2,371,963       2,976,129      1,738,684       2,012,426
  Contract purchase payments          7,191,198      11,527,959       3,880,897         722,930      1,630,258          68,354
  Contract terminations,
    withdrawal payments and
    charges                          (5,605,425)     (6,856,025)       (426,606)     (3,699,059)      (941,757)       (499,249)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  61,531,245     143,049,407       5,826,254              --      2,427,185       1,581,531
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                     PUTNAM VT       PUTNAM VT                     SFT ADVANTUS    SFT ADVANTUS    SFT ADVANTUS
                                   MULTI-CAP GRO      VOYAGER      SFT ADVANTUS     DYNAMIC MGD     GOVT MONEY      INDEX 400
                                       CL IB         CL IB (c)       BOND CL 2          VOL           MARKET         MC CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                   1,608,779       3,328,112     124,618,248     187,165,507     33,415,889      20,505,012
  Contract purchase payments            436,108         635,058       7,826,915      55,116,051     15,575,728       3,851,435
  Contract terminations,
    withdrawal payments and
    charges                          (1,600,440)     (3,963,170)     (9,613,331)     (8,439,207)   (17,843,159)     (2,497,401)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                     444,447              --     122,831,832     233,842,351     31,148,458      21,859,046
  Contract purchase payments            527,708              --       7,806,312      36,020,713      8,259,631       1,289,801
  Contract terminations,
    withdrawal payments and
    charges                            (345,598)             --      (7,898,583)     (5,763,130)   (15,653,387)     (4,754,397)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                     626,557              --     122,739,561     264,099,934     23,754,702      18,394,450
                                  ==============  ==============  ==============  ==============  =============   =============

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                        SFT             SFT             SFT             SFT            SFT
                                     ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS
                                    INDEX 500       INTL BOND        MGD VOL         MORTGAGE      REAL ESTATE       SFT IVY
                                       CL 2            CL 2           EQUITY           CL 2            CL 2           GROWTH
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  47,932,896      50,751,879       5,365,851      39,715,568     21,016,292      72,750,220
  Contract purchase payments          5,996,312       2,614,438     167,464,677       4,726,056      1,723,069       1,572,069
  Contract terminations,
    withdrawal payments and
    charges                          (5,179,460)     (4,610,774)       (830,228)     (4,281,532)    (2,723,983)     (9,542,245)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  48,749,748      48,755,543     172,000,300      40,160,092     20,015,378      64,780,044
  Contract purchase payments          3,795,523       2,353,745      49,163,513       2,239,145        992,267         618,567
  Contract terminations,
    withdrawal payments and
    charges                          (4,581,988)     (3,722,086)     (4,500,909)     (4,094,467)    (1,990,317)    (10,149,187)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  47,963,283      47,387,202     216,662,904      38,304,770     19,017,328      55,249,424
                                  ==============  ==============  ==============  ==============  =============   =============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2017

                                                                    SEGREGATED SUB-ACCOUNTS
                                  ---------------------------------------------------------------------------------------------
                                                                       SFT
                                     SFT IVY                       WELLINGTON       TOPS MGD        TOPS MGD        TOPS MGD
                                    SMALL CAP      SFT T. ROWE     CORE EQUITY      RISK BAL       RISK FLEX      RISK GROWTH
                                     GROWTH        PRICE VALUE        CL 2          ETF CL 2          ETF           ETF CL 2
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2015                  17,985,407      50,885,068      22,768,665      20,050,518     68,860,931      85,478,285
  Contract purchase payments          1,093,025         877,164         457,846       3,571,374     26,699,103       2,802,403
  Contract terminations,
    withdrawal payments and
    charges                          (2,608,380)     (5,826,080)     (4,565,524)     (2,142,086)    (2,719,417)    (14,841,732)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2016                  16,470,052      45,936,152      18,660,987      21,479,806     92,840,617      73,438,956
  Contract purchase payments            829,632         328,295         160,027         973,365     20,801,229       2,504,182
  Contract terminations,
    withdrawal payments and
    charges                          (2,558,142)     (5,864,539)     (2,920,088)     (3,914,944)    (4,083,040)     (7,690,699)
                                  --------------  --------------  --------------  --------------  -------------   -------------
Units outstanding at
  December 31, 2017                  14,741,542      40,399,908      15,900,926      18,538,227    109,558,806      68,252,439
                                  ==============  ==============  ==============  ==============  =============   =============

                                   SEGREGATED SUB-ACCOUNTS
                                  --------------------------
                                          TOPS MGD
                                        RISK MOD GRO
                                          ETF CL 2
                                  --------------------------
Units outstanding at
  December 31, 2015                              26,689,496
  Contract purchase payments                      1,337,289
  Contract terminations,
    withdrawal payments and
    charges                                      (5,561,813)
                                  --------------------------
Units outstanding at
  December 31, 2016                               22,464,972
  Contract purchase payments                      1,311,998
  Contract terminations,
    withdrawal payments and
    charges                                      (2,050,032)
                                  --------------------------
Units outstanding at
  December 31, 2017                              21,726,938
                                  ==========================

--------
(a) For the year ended December 31, 2016 and for the period from January 1, 2017 through May 15, 2017.
(b) For the period from November 21, 2016 through December 31, 2016 and for the year ended December 31, 2017.
(c) For the period from January 1, 2016 through November 21, 2016.


                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2017, 2016, 2015, 2014, and 2013 is as follows:

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AB VPS DYNASSTALL CL B
   2017                            129,884,474  $  1.15 to 1.21  $  157,768,208     1.80%      1.20% to 2.35%     11.01% to 13.98%
   2016                            123,375,511     1.03 to 1.08     132,664,227     0.60%      1.20% to 2.35%      0.37% to 2.75%
   2015                             98,241,805     1.02 to 1.05     103,428,549     0.72%      1.20% to 2.35%    (4.17)% to (2.48)%
   2014                             47,776,277     1.06 to 1.08      51,576,228     0.40%      1.20% to 2.25%      1.18% to 2.96%
   2013 (a)                         14,706,473     1.04 to 1.05      15,419,356     0.16%      1.20% to 2.25%      3.63% to 4.85%

AB VPS INTL VALUE CL B
   2017                              1,064,265     0.66 to 0.72         764,257     2.11%      1.20% to 2.00%     21.47% to 23.61%
   2016                              1,326,000     0.52 to 0.58         770,341     1.09%      1.20% to 2.50%    (3.67)% to (1.98)%
   2015                              1,382,791     0.53 to 0.59         819,546     2.05%      1.20% to 2.50%     (0.58)% to 1.18%
   2014                              1,393,635     0.53 to 0.59         816,341     3.35%      1.20% to 2.50%    (9.18)% to (7.58)%
   2013                              1,466,750     0.58 to 0.63         929,598     5.79%      1.20% to 2.50%     19.17% to 21.27%

AM CENTURY VP INC & GRO CL II
   2017                              1,706,564     1.71 to 2.81       4,744,487     2.07%      1.20% to 2.35%     16.81% to 18.87%
   2016                              1,966,053     1.46 to 2.37       4,607,075     2.19%      1.20% to 2.35%     9.92% to 11.85%
   2015                              1,505,202     1.63 to 2.12       3,142,886     1.82%      1.20% to 2.35%    (8.68)% to (7.07)%
   2014                              1,782,099     1.82 to 2.28       3,998,749     1.80%      1.20% to 2.10%     9.07% to 10.99%
   2013                              1,725,231     1.67 to 2.05       3,484,096     1.94%      1.20% to 2.00%     31.55% to 33.87%

AM CENTURY VP INFL PRO CL II
   2017                             55,896,908     1.09 to 1.27      70,913,713     2.62%      1.20% to 2.70%      0.67% to 3.36%
   2016                             55,809,466     1.08 to 1.24      69,117,411     1.83%      1.20% to 2.70%      1.36% to 3.77%
   2015                             60,467,019     1.06 to 1.20      72,601,127     1.97%      1.20% to 2.70%    (5.30)% to (3.63)%
   2014                             63,686,918     1.12 to 1.25      79,348,477     1.31%      1.20% to 2.70%      0.30% to 2.07%
   2013                             60,534,226     1.11 to 1.22      73,893,030     1.61%      1.20% to 2.70%   (11.14)% to (9.57)%

AMER FUNDS IS GLBL BOND CL 2
   2017                             12,481,352     0.94 to 1.07      12,758,060     0.39%      0.15% to 2.45%      3.76% to 6.70%
   2016                              9,219,030     0.90 to 1.00       8,925,291     0.66%      0.15% to 2.45%     (0.26)% to 2.56%
   2015                              6,453,310     0.90 to 0.98       6,153,395     0.05%      0.15% to 2.45%    (6.85)% to (4.21)%
   2014                              4,199,585     0.96 to 1.02       4,224,257     1.38%      0.15% to 2.45%     (1.56)% to 1.24%
   2013                              3,245,422     0.97 to 1.01       3,258,095     0.00%      0.15% to 2.45%    (5.41)% to (2.72)%

AMER FUNDS IS GLBL GROWTH CL 2
   2017                              8,510,494     1.65 to 2.02      15,212,264     0.70%      0.15% to 2.20%     27.66% to 31.27%
   2016                              8,123,364     1.26 to 1.54      11,164,434     0.94%      0.15% to 2.50%     (2.30)% to 0.47%
   2015                              7,395,103     1.29 to 1.53      10,205,737     1.08%      0.15% to 2.50%      3.83% to 6.78%
   2014                              6,538,242     1.24 to 1.43       8,536,287     1.28%      0.15% to 2.50%     (0.66)% to 2.16%
   2013                              5,134,763     1.24 to 1.40       6,647,032     1.53%      0.15% to 2.50%     25.43% to 28.98%

AMER FUNDS IS GLBL SM CP CL 2
   2017                              8,081,844     1.28 to 1.75      11,531,864     0.43%      0.15% to 2.70%     22.25% to 25.71%
   2016                              7,033,452     1.06 to 1.39       8,074,827     0.27%      0.15% to 2.50%     (0.86)% to 1.95%
   2015                              5,816,934     1.06 to 1.37       6,624,674     0.00%      0.15% to 2.50%     (2.65)% to 0.12%
   2014                              3,723,569     1.09 to 1.37       4,298,890     0.12%      0.15% to 2.50%     (0.85)% to 1.97%
   2013                              2,713,804     1.09 to 1.34       3,090,006     0.79%      0.15% to 2.50%     24.56% to 28.09%

AMER FUNDS IS GROWTH CL 2
   2017                             23,982,641     1.85 to 2.02      48,400,540     0.53%      1.20% to 2.50%     24.58% to 27.91%
   2016                             22,180,173     1.48 to 1.59      35,311,313     0.80%      1.20% to 2.50%      6.31% to 8.84%
   2015                             19,494,302     1.38 to 1.47      28,687,226     0.68%      1.20% to 2.50%      3.75% to 5.58%
   2014                             14,585,631     1.33 to 1.39      20,328,839     0.89%      1.20% to 2.50%      5.36% to 7.22%
   2013                             12,048,148     1.26 to 1.30      15,662,258     1.17%      1.20% to 2.50%     26.33% to 28.56%

AMER FUNDS IS GROWTH-INC CL 2
   2017                             14,681,074     1.87 to 2.03      29,780,789     1.29%      1.20% to 2.45%     18.84% to 22.02%
   2016                             18,071,816     1.56 to 1.68      30,314,808     1.64%      1.20% to 2.45%     8.29% to 10.86%
   2015                             13,268,242     1.43 to 1.52      20,197,968     1.62%      1.20% to 2.50%     (1.49)% to 0.24%
   2014                              8,257,642     1.45 to 1.52      12,539,893     1.52%      1.20% to 2.50%      7.42% to 9.32%
   2013                              6,137,442     1.34 to 1.39       8,526,063     1.77%      1.20% to 2.50%     29.63% to 31.91%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AMER FUNDS IS INTL CL 2
   2017                             13,816,082     1.20 to 1.64      18,460,055     1.28%      0.15% to 2.70%     28.32% to 31.95%
   2016                             14,209,167     0.93 to 1.24      14,498,583     1.38%      0.15% to 2.70%      0.53% to 3.38%
   2015                             14,409,869     0.92 to 1.20      14,363,362     1.55%      0.15% to 2.70%    (7.30)% to (4.67)%
   2014                             13,361,139     1.00 to 1.26      14,093,439     1.55%      0.15% to 2.70%    (5.48)% to (2.80)%
   2013                              9,981,565     1.05 to 1.30      10,967,217     1.83%      0.15% to 2.70%     18.11% to 21.45%


AMER FUNDS IS NEW WORLD CL 2
   2017                             10,293,485     1.09 to 1.43      12,575,951     0.94%      0.15% to 2.70%     25.69% to 29.25%
   2016                              9,834,097     0.88 to 1.11       9,352,789     0.87%      0.15% to 2.45%      2.21% to 5.10%
   2015                              7,991,772     0.86 to 1.06       7,289,640     0.59%      0.15% to 2.45%    (5.96)% to (3.29)%
   2014                              6,022,669     0.91 to 1.09       5,741,818     1.09%      0.15% to 2.45%   (10.55)% to (8.01)%
   2013                              4,719,618     1.01 to 1.19       4,953,443     1.74%      0.15% to 2.45%     8.15% to 11.21%

AMER FUNDS IS US GOVT/AAA CL 2
   2017                             12,580,937     1.01 to 1.07      13,394,184     1.38%      0.15% to 2.00%     (1.36)% to 1.44%
   2016                             11,704,406     0.99 to 1.06      12,409,965     1.47%      0.15% to 2.45%     (1.75)% to 1.04%
   2015                              8,602,778     1.00 to 1.06       9,122,486     1.53%      0.15% to 2.45%     (1.36)% to 1.44%
   2014                              7,087,217     1.01 to 1.06       7,477,491     1.12%      0.15% to 2.45%      1.96% to 4.86%
   2013                              5,920,197     0.98 to 1.02       6,021,398     0.80%      0.15% to 2.45%    (5.89)% to (3.22)%

CLEARBRIDGE VAR SM GRO CL II
   2017                              9,286,956     1.19 to 1.22      11,305,983     0.00%      1.20% to 2.20%     20.32% to 23.54%
   2016                              1,710,336     0.98 to 0.99       1,700,508     0.00%      1.20% to 2.20%      2.48% to 4.91%
   2015 (b)                            890,548     0.95 to 0.95         849,020     0.00%      1.20% to 2.10%    (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
   2017                             29,150,137     1.51 to 2.85      74,769,748     1.43%      0.15% to 2.50%     9.39% to 12.48%
   2016                             35,486,982     1.36 to 2.54      81,880,565     2.28%      0.15% to 2.50%     14.30% to 17.53%
   2015                             35,793,713     1.53 to 2.16      70,913,034     2.86%      0.15% to 2.50%    (7.02)% to (4.38)%
   2014                             40,504,113     1.12 to 2.26      84,793,006     2.53%      0.15% to 2.70%      5.33% to 8.32%
   2013                             46,093,306     1.07 to 2.08      90,035,968     2.28%      0.15% to 2.70%     24.11% to 27.64%

FIDELITY VIP MID CAP SC2
   2017                              8,546,622     1.91 to 5.91      40,237,967     0.49%      0.15% to 2.50%     17.04% to 20.36%
   2016                              9,231,817     1.63 to 4.91      36,510,194     0.31%      0.15% to 2.50%     8.68% to 11.76%
   2015                             10,235,423     2.43 to 4.39      36,635,920     0.24%      0.15% to 2.50%    (4.49)% to (1.78)%
   2014                             11,700,083     2.54 to 4.47      43,106,140     0.02%      0.15% to 2.50%      2.95% to 5.87%
   2013                             12,574,426     2.45 to 4.23      44,258,430     0.27%      0.15% to 2.50%     31.92% to 35.67%

FRANKLIN DEV MKTS VIP CL 2
   2017                             10,013,524     1.09 to 3.57      29,191,896     0.98%      0.15% to 2.50%     36.34% to 40.20%
   2016                              9,834,949     0.79 to 2.57      21,167,985     0.80%      0.15% to 2.50%     14.04% to 17.26%
   2015                             10,479,753     1.12 to 2.22      19,589,327     2.01%      0.15% to 2.50%   (21.94)% to (19.72)%
   2014                             10,524,450     1.41 to 2.79      24,440,100     1.49%      0.15% to 2.50%   (11.06)% to (8.53)%
   2013                             11,407,559     1.56 to 3.09      28,915,223     1.94%      0.15% to 2.50%    (3.80)% to (1.07)%

FRANKLIN MUTUAL SHS VIP CL 2
   2017                              4,190,741     1.46 to 2.56      10,649,793     2.72%      1.20% to 2.45%      5.21% to 7.06%
   2016                              2,650,681     1.80 to 2.40       6,244,316     1.97%      1.20% to 2.45%     12.69% to 14.68%
   2015                              3,135,716     1.58 to 2.09       6,445,223     3.01%      1.20% to 2.50%    (7.70)% to (6.07)%
   2014                              4,063,516     1.71 to 2.22       8,915,822     1.96%      1.20% to 2.50%      4.01% to 5.84%
   2013                              4,885,422     1.63 to 2.10      10,088,874     2.04%      1.20% to 2.50%     24.54% to 26.73%

FRANKLIN SMALL CP VAL VIP CL 2
   2017                             15,748,220     1.60 to 1.87      29,386,671     0.46%      1.20% to 2.70%     7.45% to 10.32%
   2016                             21,381,321     1.45 to 1.71      36,490,421     0.79%      1.20% to 2.95%     26.41% to 29.41%
   2015                             18,141,802     1.15 to 1.33      24,068,722     0.63%      1.20% to 2.95%   (10.08)% to (8.49)%
   2014                             17,745,713     1.28 to 1.45      25,728,082     0.60%      1.20% to 2.95%    (2.35)% to (0.63)%
   2013                             15,084,012     1.31 to 1.46      22,007,745     1.26%      1.20% to 2.95%     32.28% to 34.62%

FRANKLIN SM-MD CP GR VIP CL 2
   2017                              4,766,619     1.51 to 3.12       9,497,577     0.00%      0.15% to 2.45%     17.88% to 21.22%
   2016                              5,252,793     1.26 to 2.60       8,851,759     0.00%      0.15% to 2.45%      1.15% to 4.01%
   2015                              6,223,230     1.23 to 2.53      10,189,765     0.00%      0.15% to 2.45%    (5.49)% to (2.80)%
   2014                              6,708,673     1.28 to 2.63      11,531,092     0.00%      0.15% to 2.45%      4.35% to 7.31%
   2013                              7,645,242     1.21 to 2.47      12,502,680     0.00%      0.15% to 2.45%     34.14% to 37.95%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
GOLDMAN SACHS VI HQ FLT RT SS
   2017                             38,287,569     0.95 to 1.05      40,213,342     1.27%      1.20% to 2.45%     (1.48)% to 1.16%
   2016                             37,151,922     0.96 to 1.05      38,919,618     1.00%      1.20% to 2.45%     (1.92)% to 0.41%
   2015                             36,212,613     0.98 to 1.05      38,011,013     0.44%      1.20% to 2.45%    (3.32)% to (1.61)%
   2014                             36,182,709     1.01 to 1.07      38,600,763     0.30%      1.20% to 2.10%    (2.99)% to (1.27)%
   2013                             33,133,371     1.03 to 1.08      35,805,714     0.46%      1.20% to 2.45%    (2.52)% to (0.80)%

GOLDMAN SACHS VIT GBL TRNDS SS
   2017                            120,952,473     1.10 to 1.15     138,687,440     0.31%      1.20% to 2.15%     9.83% to 12.77%
   2016                            114,933,333     0.99 to 1.03     117,911,955     0.31%      1.20% to 2.15%      1.31% to 3.72%
   2015                             97,516,000     0.98 to 1.00      97,038,369     0.11%      1.20% to 1.95%    (8.55)% to (6.94)%
   2014                             57,148,115     1.05 to 1.07      61,108,844     0.06%      1.20% to 2.10%      0.92% to 2.71%
   2013 (a)                         20,677,503         1.04          21,528,667     0.10%      1.20% to 2.00%      2.91% to 4.12%

INVESCO VI AMER VALUE SR II
   2017                              5,878,078     1.42 to 1.66       9,760,708     0.60%      1.20% to 2.70%      6.5% to 9.35%
   2016                              6,023,777     1.33 to 1.53       9,229,462     0.12%      1.20% to 2.70%     11.88% to 14.53%
   2015                              5,628,822     1.19 to 1.35       7,575,022     0.01%      1.20% to 2.70%   (12.00)% to (10.44)%
   2014                              4,062,941     1.35 to 1.50       6,105,164     0.21%      1.20% to 2.70%      6.30% to 8.17%
   2013                              3,153,968     1.27 to 1.39       4,381,262     0.65%      1.20% to 2.70%     30.05% to 32.34%

INVESCO VI COMSTOCK SR II
   2017                             19,423,798     1.78 to 3.05      59,173,015     2.05%      1.20% to 2.45%     14.17% to 17.22%
   2016                             19,290,413     1.54 to 2.62      50,583,685     1.34%      1.20% to 2.45%     13.60% to 16.29%
   2015                             21,375,781     1.71 to 2.27      48,489,273     1.66%      1.20% to 2.45%    (8.92)% to (7.31)%
   2014                             20,328,052     1.87 to 2.45      49,751,315     1.15%      1.20% to 2.45%      5.93% to 7.80%
   2013                             16,599,622     1.75 to 2.27      37,687,180     1.59%      1.20% to 2.45%     31.71% to 34.04%

INVESCO VI EQUITY & INC SR II
   2017                              3,926,062     1.44 to 1.98       7,723,635     1.59%      1.20% to 2.45%     7.57% to 10.45%
   2016                              2,810,199     1.31 to 1.81       5,038,654     1.55%      1.20% to 2.25%     11.51% to 14.15%
   2015                              2,623,652     1.30 to 1.59       4,142,909     2.43%      1.20% to 2.25%    (5.42)% to (3.75)%
   2014                              2,162,430     1.36 to 1.65       3,539,985     1.76%      1.20% to 2.25%      5.60% to 7.47%
   2013                              1,495,474     1.28 to 1.54       2,266,429     1.55%      1.20% to 2.25%     21.26% to 23.40%

INVESCO VI GROWTH & INC SR II
   2017                              2,685,321     1.81 to 3.12       8,379,934     1.25%      1.20% to 2.10%     10.73% to 12.68%
   2016                              3,277,045     1.61 to 2.77       9,075,732     0.82%      1.20% to 2.35%     15.97% to 18.01%
   2015                              1,223,875     1.79 to 2.35       2,872,050     2.41%      1.20% to 2.50%    (6.12)% to (4.47)%
   2014                              1,434,525     1.90 to 2.46       3,523,821     1.47%      1.20% to 2.50%      6.77% to 8.65%
   2013                              1,779,511     1.77 to 2.26       4,023,181     1.34%      1.20% to 2.50%     29.88% to 32.17%

INVESCO VI SM CAP EQTY SR II
   2017                             12,859,165     1.41 to 1.64      21,120,631     0.00%      1.20% to 2.70%     10.43% to 13.39%
   2016                             14,238,814     1.27 to 1.46      20,811,129     0.00%      1.20% to 2.70%     8.60% to 11.17%
   2015                             15,533,334     1.17 to 1.32      20,544,059     0.00%      1.20% to 2.70%    (8.48)% to (6.87)%
   2014                             16,624,811     1.27 to 1.42      23,608,195     0.00%      1.20% to 2.70%     (0.88)% to 0.87%
   2013                             16,800,802     1.28 to 1.41      23,652,925     0.00%      1.20% to 2.70%     33.11% to 35.45%

IVY VIP ADV RE SEC CL II
   2017                              4,241,131     1.44 to 2.58      10,940,647     1.31%      1.25% to 2.35%      2.95% to 4.08%
   2016                              4,900,297     1.39 to 2.48      12,144,828     1.07%      1.25% to 2.35%      1.85% to 2.97%
   2015                              5,392,588     1.36 to 2.41      12,978,484     1.01%      1.25% to 2.35%      2.35% to 3.48%
   2014                              6,610,779     1.32 to 2.33      15,374,171     1.03%      1.25% to 2.35%     27.15% to 28.55%
   2013                              7,305,391     1.04 to 1.81      13,215,918     1.11%      1.25% to 2.35%    (1.22)% to (0.13)%

IVY VIP ASSET STRATEGY CL II
   2017                             48,881,786     1.02 to 3.04     145,050,136     1.54%      1.20% to 2.50%     14.85% to 17.92%
   2016                             57,198,258     0.88 to 2.60     145,355,667     0.59%      1.20% to 2.70%    (5.39)% to (3.15)%
   2015                             67,358,063     0.92 to 2.71     178,007,763     0.36%      1.20% to 2.70%   (11.01)% to (9.44)%
   2014                             74,476,886     1.03 to 2.99     217,560,150     0.49%      1.20% to 2.75%    (8.02)% to (6.40)%
   2013                             78,191,693     1.11 to 3.19     244,199,910     1.28%      1.20% to 2.70%     21.50% to 23.64%

IVY VIP BALANCED CL II
   2017                             28,758,018     1.24 to 9.25     108,956,665     1.60%      0.15% to 2.45%     8.14% to 11.20%
   2016                             32,270,184     1.13 to 8.32     110,047,146     1.38%      0.15% to 2.35%     (0.93)% to 1.88%
   2015                             34,877,083     1.13 to 8.16     120,157,549     0.91%      0.15% to 2.35%    (3.22)% to (0.47)%
   2014                             35,921,678     1.15 to 8.20     130,175,660     0.93%      0.15% to 2.50%      4.45% to 7.41%
   2013                             36,894,554     1.09 to 7.64     129,179,988     1.44%      0.15% to 2.50%     20.10% to 23.51%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP BOND CL II
   2017                             99,255,005     1.06 to 1.40     139,237,719     1.57%      1.25% to 2.35%      1.61% to 2.73%
   2016                             97,186,829     1.04 to 1.37     132,718,740     2.34%      1.25% to 2.35%      1.62% to 2.74%
   2015                            103,645,819     1.02 to 1.33     137,757,285     2.92%      1.25% to 2.35%    (2.13)% to (1.04)%
   2014                            109,220,233     1.04 to 1.34     146,697,373     3.75%      1.25% to 2.35%      1.91% to 3.04%
   2013                            104,942,376     1.01 to 1.30     136,792,290     3.30%      1.25% to 2.35%    (4.36)% to (3.31)%

IVY VIP CORE EQUITY CL II
   2017                             35,513,180     1.42 to 3.20     105,701,928     0.44%      0.15% to 2.45%     17.25% to 20.57%
   2016                             39,782,237     1.20 to 2.65      99,292,010     0.45%      0.15% to 2.70%      0.73% to 3.58%
   2015                             42,301,761     1.18 to 2.57     102,974,780     0.35%      0.15% to 2.70%    (3.58)% to (0.84)%
   2014                             44,306,736     1.21 to 2.62     109,770,382     0.49%      0.15% to 2.75%      6.49% to 9.51%
   2013                             41,539,661     1.12 to 2.42      94,277,730     0.49%      0.15% to 2.70%     29.63% to 33.31%

IVY VIP DIVIDEND OPP CL II
   2017                              9,197,541     1.39 to 2.31      21,274,745     1.27%      1.25% to 2.35%     12.89% to 14.13%
   2016                             10,656,725     1.23 to 2.03      21,597,757     1.26%      1.25% to 2.35%      4.48% to 5.63%
   2015                             11,686,779     1.17 to 1.92      22,422,853     1.29%      1.25% to 2.35%    (4.33)% to (3.27)%
   2014                             13,352,998     1.21 to 1.98      26,486,148     1.16%      1.25% to 2.35%      7.29% to 8.48%
   2013                             14,869,053     1.12 to 1.83      27,188,761     1.55%      1.25% to 2.35%     26.60% to 28.00%

IVY VIP ENERGY CL II
   2017                              5,658,847     0.81 to 1.08       6,132,622     0.77%      1.25% to 2.35%   (14.67)% to (13.73)%
   2016                              5,561,489     0.94 to 1.26       6,986,082     0.14%      1.25% to 2.35%     31.43% to 32.88%
   2015                              6,007,854     0.71 to 0.95       5,679,106     0.06%      1.25% to 2.35%   (23.95)% to (23.11)%
   2014                              5,753,035     0.93 to 1.23       7,072,992     0.00%      1.25% to 2.35%   (12.64)% to (11.67)%
   2013                              6,109,963     1.05 to 1.39       8,504,437     0.00%      1.25% to 2.35%     24.80% to 26.18%

IVY VIP GLOBAL BOND CL II
   2017                              6,075,336     1.02 to 1.08       6,553,101     2.75%      1.25% to 2.10%      1.85% to 2.98%
   2016                              6,418,348     1.00 to 1.05       6,722,983     3.57%      1.25% to 2.10%      4.56% to 5.71%
   2015                              6,759,875     0.95 to 0.99       6,698,183     3.70%      1.25% to 2.10%    (4.91)% to (3.86)%
   2014                              7,019,226     1.00 to 1.03       7,234,714     2.25%      1.25% to 2.10%    (2.14)% to (1.06)%
   2013                              6,933,787     1.02 to 1.04       7,223,250     0.00%      1.25% to 2.10%     (0.62)% to 0.48%

IVY VIP GLOBAL GROWTH CL II
   2017                             27,217,889     1.31 to 2.57      66,215,059     0.05%      1.20% to 2.45%     20.92% to 24.15%
   2016                             31,623,038     1.07 to 2.09      62,464,755     0.22%      1.20% to 2.45%    (5.85)% to (3.62)%
   2015                             33,490,781     1.03 to 2.18      69,043,299     0.42%      1.20% to 2.70%      0.39% to 2.16%
   2014                             36,111,781     1.02 to 2.14      72,784,181     2.11%      1.20% to 2.75%    (1.98)% to (0.25)%
   2013                             35,159,144     1.04 to 2.14      70,734,187     0.86%      1.20% to 2.70%     15.76% to 17.80%

IVY VIP GOVT MONEY MARKET CL II
   2017                             10,306,425     0.88 to 0.99      10,178,688     0.58%      1.25% to 2.10%    (1.74)% to (0.66)%
   2016                             10,552,171     0.89 to 0.99      10,490,486     0.12%      1.25% to 2.10%    (2.19)% to (1.11)%
   2015                             12,701,671     0.91 to 1.01      12,769,086     0.02%      1.25% to 2.10%    (2.30)% to (1.22)%
   2014                             12,038,044     0.93 to 1.02      12,251,690     0.02%      1.25% to 2.10%    (2.30)% to (1.22)%
   2013                             13,444,125     0.95 to 1.03      13,852,053     0.02%      1.25% to 2.10%    (2.30)% to (1.22)%

IVY VIP GROWTH CL II
   2017                             20,176,873     1.71 to 2.95      59,438,310     0.25%      0.15% to 2.35%     26.34% to 27.74%
   2016                             24,023,978     1.35 to 2.31      55,403,413     0.02%      0.15% to 2.35%    (1.12)% to (0.03)%
   2015                             26,869,223     1.35 to 2.31      61,983,332     0.11%      0.15% to 2.35%      4.68% to 5.84%
   2014                             30,275,987     1.28 to 2.18      65,989,998     0.24%      0.15% to 2.35%     9.21% to 10.42%
   2013                             86,466,716     1.15 to 6.65     213,651,585     0.43%      0.15% to 2.70%     32.49% to 36.25%

IVY VIP HIGH INCOME CL II
   2017                             61,836,490     1.08 to 2.30      88,953,258     5.56%      1.20% to 2.70%      3.59% to 6.36%
   2016                             66,906,391     1.04 to 2.18      92,040,204     7.40%      1.20% to 2.95%     12.82% to 15.50%
   2015                             69,605,101     0.92 to 1.90      85,240,150     6.18%      1.20% to 2.95%    (9.22)% to (7.62)%
   2014                             73,091,861     1.01 to 2.06      98,039,313     5.60%      1.20% to 3.00%     (1.06)% to 0.69%
   2013                             29,855,621     1.02 to 2.04      53,904,115     4.48%      1.20% to 2.95%      7.29% to 9.18%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP INTL CORE EQUITY CL II
   2017                             51,104,758     1.11 to 7.25     161,570,566     1.41%      0.15% to 2.70%     19.59% to 22.97%
   2016                             58,407,766     0.90 to 5.89     150,580,435     1.38%      0.15% to 2.95%     (1.85)% to 0.93%
   2015                             63,849,455     0.92 to 5.84     164,116,138     1.29%      0.15% to 2.95%    (3.82)% to (1.09)%
   2014                             69,049,904     0.96 to 5.90     181,226,029     2.53%      0.15% to 3.00%     (1.51)% to 1.29%
   2013                             75,575,716     0.97 to 5.83     198,584,479     1.65%      0.15% to 2.95%     21.28% to 24.72%


IVY VIP LIMITED-TERM BOND CL II
   2017                             41,053,792     0.96 to 1.02      41,759,776     1.56%      1.25% to 2.10%     (0.95)% to 0.15%
   2016                             39,002,161     0.97 to 1.02      39,615,179     1.48%      1.25% to 2.10%     (0.42)% to 0.68%
   2015                             37,007,768     0.97 to 1.01      37,336,399     1.52%      1.25% to 2.10%    (1.47)% to (0.38)%
   2014                             35,060,416     0.98 to 1.01      35,507,176     0.56%      1.25% to 2.10%    (1.37)% to (0.28)%
   2013                             29,301,920     0.99 to 1.02      29,758,599     0.00%      1.25% to 2.35%    (2.84)% to (1.77)%

IVY VIP MICRO CAP GROWTH CL II
   2017                              9,953,073     1.21 to 4.15      30,332,339     0.00%      0.15% to 2.40%      5.67% to 8.67%
   2016                              8,891,061     1.13 to 3.82      23,945,771     0.00%      0.15% to 2.50%     10.01% to 13.12%
   2015                              9,868,679     1.01 to 3.37      23,559,362     0.00%      0.15% to 2.50%   (11.80)% to (9.30)%
   2014                             11,200,328     1.13 to 3.72      29,998,995     0.00%      0.15% to 2.50%    (4.60)% to (1.89)%
   2013                             12,081,016     1.17 to 3.79      33,572,563     0.00%      0.15% to 2.45%     52.72% to 57.05%

IVY VIP MID CAP GROWTH CL II
   2017                             20,971,477     1.38 to 3.15      65,783,331     0.00%      1.20% to 2.50%     23.22% to 26.52%
   2016                             24,100,613     1.11 to 2.51      60,308,547     0.00%      1.20% to 2.70%      3.04% to 5.48%
   2015                             25,882,239     1.06 to 2.39      61,788,557     0.00%      1.20% to 2.70%    (8.52)% to (6.90)%
   2014                             26,623,415     1.15 to 2.57      68,287,685     0.00%      1.20% to 2.75%      4.73% to 6.58%
   2013                             25,625,540     1.09 to 2.41      61,674,250     0.00%      1.20% to 2.70%     26.16% to 28.39%

IVY VIP NATURAL RES CL II
   2017                             30,896,398     0.51 to 1.13      34,918,213     0.15%      1.20% to 2.70%     (0.02)% to 2.66%
   2016                             36,993,400     0.58 to 1.11      41,112,391     0.70%      1.20% to 2.50%     20.22% to 23.07%
   2015                             33,612,121     0.43 to 0.91      30,520,850     0.10%      1.20% to 2.70%   (24.65)% to (23.32)%
   2014                             28,496,741     0.56 to 1.19      33,736,824     0.00%      1.20% to 2.75%   (15.57)% to (14.07)%
   2013                             28,606,857     0.67 to 1.38      39,420,130     0.00%      1.20% to 2.70%      4.67% to 6.52%

IVY VIP PATH MOD AGG MVF CL II
   2017                             62,982,691     1.19 to 1.23      77,083,895     0.45%      1.20% to 1.95%     12.34% to 15.35%
   2016                             57,952,189     1.05 to 1.07      62,068,588     0.90%      1.20% to 1.95%     (0.61)% to 1.75%
   2015                             49,451,042     1.04 to 1.06      52,387,086     0.00%      1.20% to 1.95%    (3.59)% to (1.89)%
   2014                             30,952,583     1.07 to 1.08      33,433,493     1.98%      1.20% to 2.00%      0.89% to 2.67%
   2013 (c)                          4,483,033         1.05           4,718,009     0.00%      1.20% to 1.85%      4.81% to 5.25%

IVY VIP PATH MOD CON MVF CL II
   2017                             30,564,276     1.09 to 1.15      35,051,735     0.42%      1.20% to 2.35%     8.60% to 11.51%
   2016                             32,834,908     1.01 to 1.04      34,087,877     0.52%      1.20% to 2.10%     (1.73)% to 0.60%
   2015                             24,975,196     1.02 to 1.04      25,940,994     0.00%      1.20% to 2.00%    (3.41)% to (1.70)%
   2014                             13,062,845     1.05 to 1.06      13,808,708     1.13%      1.20% to 2.10%      0.06% to 1.83%
   2013 (c)                          1,511,308         1.04           1,569,503     0.00%      1.20% to 1.85%      3.42% to 3.86%

IVY VIP PATH MOD MVF CL II
   2017                            334,654,129     1.16 to 1.19     399,263,202     0.45%      1.20% to 1.90%     10.50% to 13.46%
   2016                            325,186,838     1.04 to 1.06     345,138,193     0.57%      1.20% to 1.90%     (1.14)% to 1.21%
   2015                            252,688,811     1.04 to 1.06     266,681,466     0.00%      1.20% to 1.90%    (3.32)% to (1.61)%
   2014                            118,871,914     1.06 to 1.07     127,553,733     1.17%      1.20% to 1.90%      0.73% to 2.51%
   2013 (c)                         12,202,626         1.05          12,777,268     0.00%      1.20% to 1.85%      4.28% to 4.72%

IVY VIP PATHFINDER AGGRESSIVE CL II
   2017                             10,588,800     1.37 to 1.67      17,728,952     0.90%      1.25% to 2.35%     17.06% to 18.35%
   2016                             12,287,806     1.16 to 1.41      17,383,185     1.47%      1.25% to 2.10%      2.38% to 3.51%
   2015                             13,271,878     1.13 to 1.37      18,139,163     2.72%      1.25% to 2.10%    (1.99)% to (0.91)%
   2014                             11,881,250     1.14 to 1.38      16,387,496     0.85%      1.25% to 2.10%      2.42% to 3.56%
   2013                             11,324,682     1.11 to 1.33      15,083,577     6.82%      1.25% to 2.10%     24.18% to 25.56%

IVY VIP PATHFINDER CONSERV CL II
   2017                             21,343,297     1.19 to 1.39      29,589,078     0.72%      1.25% to 2.10%      7.95% to 9.14%
   2016                             25,316,161     1.09 to 1.27      32,156,119     1.16%      1.25% to 2.10%      0.46% to 1.57%
   2015                             27,495,279     1.08 to 1.25      34,384,095     1.15%      1.25% to 2.10%    (1.88)% to (0.80)%
   2014                             29,844,909     1.09 to 1.26      37,621,745     1.06%      1.25% to 2.35%      0.99% to 2.11%
   2013                             31,137,476     1.16 to 1.23      38,441,011     5.76%      1.25% to 2.35%     12.09% to 13.32%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP PATHFINDER MOD AGGR CL II
   2017                            156,367,354     1.32 to 1.60     249,489,522     0.83%      1.25% to 2.35%     14.02% to 15.27%
   2016                            177,737,673     1.15 to 1.38     246,007,469     1.62%      1.25% to 2.35%      2.10% to 3.22%
   2015                            188,075,050     1.11 to 1.34     252,183,485     2.30%      1.25% to 2.35%    (2.26)% to (1.18)%
   2014                            193,683,655     1.13 to 1.36     262,812,222     1.04%      1.25% to 2.35%      2.18% to 3.31%
   2013                            199,993,740     1.23 to 1.31     262,668,042     5.45%      1.25% to 2.35%     20.94% to 22.28%

IVY VIP PATHFINDER MOD CONS CL II
   2017                             45,918,574     1.22 to 1.46      67,144,721     0.82%      1.25% to 1.90%     10.15% to 11.37%
   2016                             53,685,982     1.10 to 1.31      70,486,377     1.30%      1.25% to 1.90%      0.71% to 1.82%
   2015                             57,293,113     1.09 to 1.29      73,874,734     1.48%      1.25% to 2.15%    (2.00)% to (0.92)%
   2014                             60,897,488     1.10 to 1.30      79,249,009     0.99%      1.25% to 2.35%      1.47% to 2.59%
   2013                             66,516,350     1.19 to 1.27      84,376,051     4.97%      1.25% to 2.35%     14.98% to 16.25%

IVY VIP PATHFINDER MODERATE CL II
   2017                            135,101,927     1.26 to 1.53     206,391,573     0.77%      1.25% to 2.35%     12.04% to 13.28%
   2016                            154,942,312     1.12 to 1.35     208,956,055     1.31%      1.25% to 2.35%      1.24% to 2.36%
   2015                            164,048,931     1.10 to 1.32     216,131,907     1.69%      1.25% to 2.35%    (2.01)% to (0.93)%
   2014                            172,610,501     1.11 to 1.33     229,539,028     1.04%      1.25% to 2.35%      1.82% to 2.94%
   2013                            179,607,449     1.09 to 1.29     232,016,381     4.78%      1.25% to 2.35%     18.03% to 19.34%

IVY VIP SCIENCE & TECH CL II
   2017                             18,844,531     1.47 to 4.60      82,723,518     0.00%      1.20% to 2.50%     28.29% to 31.72%
   2016                             18,586,995     1.13 to 3.53      61,890,871     0.00%      1.20% to 2.95%     (1.40)% to 0.94%
   2015                             21,292,766     1.14 to 3.52      70,869,765     0.00%      1.20% to 2.95%    (5.70)% to (4.04)%
   2014                             21,133,818     1.20 to 3.66      73,024,419     0.00%      1.20% to 3.00%     (0.08)% to 1.68%
   2013                             23,249,425     1.19 to 3.60      78,961,071     0.00%      1.20% to 2.95%     51.84% to 54.52%

IVY VIP SMALL CAP CORE CL II
   2017                             19,223,253     1.57 to 5.20      68,325,880     0.00%      0.15% to 2.45%     10.43% to 13.56%
   2016                             20,276,203     1.40 to 4.58      63,332,625     0.39%      0.15% to 2.50%     25.14% to 28.69%
   2015                             22,295,254     1.10 to 3.56      53,459,734     0.09%      0.15% to 2.50%    (8.33)% to (5.73)%
   2014                             25,893,192     1.19 to 3.78      66,189,449     0.09%      0.15% to 2.75%      3.93% to 6.89%
   2013                             28,772,551     1.13 to 3.53      69,610,037     0.85%      0.15% to 2.70%     29.65% to 33.33%

IVY VIP SMALL CAP GROWTH CL II
   2017                             12,699,244     1.35 to 2.39      30,396,631     0.00%      0.15% to 2.35%     20.27% to 21.59%
   2016                             14,155,118     1.12 to 1.97      27,864,474     0.00%      0.15% to 2.35%      0.53% to 1.64%
   2015                             14,655,153     1.11 to 1.94      28,383,251     0.00%      0.15% to 2.35%     (0.48)% to 0.62%
   2014                             16,538,924     1.11 to 1.92      31,835,084     0.00%      0.15% to 2.35%     (0.77)% to 0.33%
   2013                             33,183,894     1.12 to 4.42      77,759,128     0.00%      0.15% to 2.70%     39.20% to 43.14%

IVY VIP VALUE CL II
   2017                             31,763,857     1.38 to 5.87      87,254,181     1.41%      0.15% to 2.45%     9.23% to 12.33%
   2016                             36,424,021     1.25 to 5.22      89,435,653     1.24%      0.15% to 2.45%     7.92% to 10.97%
   2015                             42,247,025     1.14 to 4.71      94,101,042     0.77%      0.15% to 2.45%    (6.71)% to (4.06)%
   2014                             44,676,370     1.21 to 4.90     104,574,213     1.09%      0.15% to 2.50%     7.72% to 10.78%
   2013                             47,324,536     1.12 to 4.43     100,335,907     0.75%      0.15% to 2.45%     31.40% to 35.13%

JANUS HENDERSON BALANCED SS
   2017                              9,024,860     1.89 to 2.80      25,137,257     1.39%      1.20% to 2.45%     14.71% to 17.78%
   2016                              9,067,291     1.62 to 2.39      21,636,898     1.97%      1.20% to 2.50%      1.30% to 3.70%
   2015                              9,583,902     1.86 to 2.32      22,204,991     1.38%      1.20% to 2.50%    (2.51)% to (0.79)%
   2014                              9,091,698     1.90 to 2.34      21,223,172     1.54%      1.20% to 2.50%      5.09% to 6.95%
   2013                              8,307,837     1.80 to 2.19      18,122,843     1.36%      1.20% to 2.50%     16.32% to 18.37%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
JANUS HENDERSON FLEXIBLE BOND SS
   2017                             20,678,489     0.98 to 1.01      20,888,777     2.60%      1.20% to 2.45%      0.36% to 3.04%
   2016                             17,407,233     0.97 to 0.99      17,218,645     2.75%      1.20% to 2.45%     (0.74)% to 1.61%
   2015 (b)                          7,734,750     0.97 to 0.98       7,574,771     2.00%      1.20% to 2.45%    (3.21)% to (2.07)%

JANUS HENDERSON FORTY SS
   2017                             15,201,681     2.09 to 4.00      47,031,761     0.00%      0.15% to 2.50%     26.23% to 29.80%
   2016                             15,136,316     1.63 to 3.11      35,727,688     0.00%      0.15% to 2.50%     (1.01)% to 1.79%
   2015                             17,310,280     1.62 to 3.09      41,255,223     0.00%      0.15% to 2.50%     8.68% to 11.77%
   2014                             16,700,439     1.47 to 2.80      36,077,983     0.03%      0.15% to 2.50%      5.31% to 8.30%
   2013                             18,886,986     1.37 to 2.61      37,829,729     0.58%      0.15% to 2.50%     27.08% to 30.69%

JANUS HENDERSON MID CP VAL SS
   2017                             14,719,483     1.52 to 1.77      26,050,350     0.64%      1.20% to 2.70%     10.34% to 13.29%
   2016                             15,742,168     1.37 to 1.58      24,812,857     0.91%      1.20% to 2.70%     15.32% to 18.06%
   2015                             16,837,754     1.19 to 1.34      22,615,507     1.04%      1.20% to 2.70%    (6.49)% to (4.84)%
   2014                             17,099,250     1.27 to 1.41      24,134,583     1.27%      1.20% to 2.70%      5.29% to 7.15%
   2013                             17,688,212     1.20 to 1.32      23,300,705     1.18%      1.20% to 2.70%     22.16% to 24.31%

JANUS HENDERSON OVERSEAS SS
   2017                             17,841,216     0.78 to 2.98      44,286,927     1.58%      0.15% to 2.70%     27.02% to 30.61%
   2016                             21,022,162     0.62 to 2.30      40,773,291     4.73%      0.15% to 2.70%    (9.41)% to (6.85)%
   2015                             22,096,401     0.68 to 2.50      45,930,770     0.50%      0.15% to 2.70%   (11.46)% to (8.94)%
   2014                             23,854,503     0.76 to 2.78      54,691,693     2.97%      0.15% to 2.70%   (14.66)% to (12.23)%
   2013                             26,305,311     0.89 to 3.21      68,802,825     3.09%      0.15% to 2.70%     10.96% to 14.11%

MFS VIT II INTL VALUE SC
   2017                             12,305,658     1.20 to 1.24      15,296,339     1.33%      1.20% to 2.45%     23.14% to 26.44%
   2016                             11,042,915     0.97 to 0.99      10,954,082     1.32%      1.20% to 2.45%      0.83% to 3.22%
   2015 (b)                          4,482,304     0.96 to 0.97       4,333,292     1.76%      1.20% to 2.45%    (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
   2017                                430,656     1.80 to 2.85       1,184,281     0.00%      1.20% to 2.45%     23.01% to 25.17%
   2016                                552,847     1.44 to 2.28       1,220,680     0.00%      1.20% to 2.45%      1.58% to 3.37%
   2015                                629,567     1.54 to 2.21       1,345,365     0.00%      1.20% to 2.45%      1.40% to 3.19%
   2014                                513,940     1.51 to 2.14       1,048,754     0.00%      1.20% to 2.45%      5.40% to 7.26%
   2013                                549,856     1.42 to 1.99       1,041,853     0.00%      1.20% to 2.45%     33.23% to 35.58%

MORGSTANLEY VIF EMG MK EQ CL 2
   2017                             31,911,525     0.77 to 0.89      28,529,833     0.72%      1.20% to 2.70%     31.15% to 34.66%
   2016                             34,534,482     0.58 to 0.67      23,134,251     0.44%      1.20% to 2.70%      3.53% to 5.99%
   2015                             35,523,730     0.56 to 0.64      22,587,299     0.75%      1.20% to 2.70%   (13.31)% to (11.77)%
   2014                             31,777,048     0.65 to 0.72      22,901,375     0.32%      1.20% to 2.70%    (7.33)% to (5.69)%
   2013                             24,207,956     0.70 to 0.76      18,500,069     1.10%      1.20% to 2.70%    (3.97)% to (2.28)%

MORNINGSTAR AGGR GROWTH ETF II
   2017                              6,655,860     1.17 to 1.34       8,926,035     1.24%      1.20% to 2.50%     16.33% to 19.44%
   2016                              6,882,709     1.01 to 1.13       7,797,544     1.39%      1.20% to 2.50%     7.99% to 10.55%
   2015                              6,850,584     0.93 to 1.03       7,062,789     1.25%      1.20% to 2.50%    (5.66)% to (3.99)%
   2014                              6,536,724     0.98 to 1.07       7,019,361     5.79%      1.20% to 2.50%      1.43% to 3.22%
   2013                              5,478,172     0.96 to 1.04       5,699,302     1.24%      1.20% to 2.50%     14.69% to 16.71%

MORNINGSTAR BALANCED ETF II
   2017                             45,724,499     1.18 to 1.35      61,682,019     1.59%      1.20% to 2.50%     10.05% to 12.99%
   2016                             50,255,127     1.07 to 1.20      60,540,310     1.70%      1.20% to 2.50%      5.33% to 7.83%
   2015                             52,527,736     1.01 to 1.12      59,036,007     1.38%      1.20% to 2.50%    (5.06)% to (3.39)%
   2014                             56,812,098     1.06 to 1.16      66,091,049     1.12%      1.20% to 2.50%      1.47% to 3.26%
   2013                             63,362,982     1.04 to 1.13      71,384,566     1.46%      1.20% to 2.50%     8.61% to 10.53%

MORNINGSTAR CONSERVATIVE ETF II
   2017                             11,613,311     1.08 to 1.22      14,147,149     1.79%      1.20% to 2.35%      3.12% to 5.88%
   2016                             12,458,678     1.04 to 1.16      14,462,534     1.59%      1.20% to 2.35%      1.58% to 3.98%
   2015                             12,052,785     1.01 to 1.12      13,536,028     1.06%      1.20% to 2.45%    (4.08)% to (2.39)%
   2014                             13,503,420     1.05 to 1.15      15,536,483     0.98%      1.20% to 2.45%     (0.22)% to 1.54%
   2013                             15,393,100     1.05 to 1.13      17,439,339     1.23%      1.20% to 2.45%     (0.42)% to 1.34%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
MORNINGSTAR GROWTH ETF II
   2017                             18,788,815     1.19 to 1.36      25,558,702     1.37%      1.20% to 2.50%     13.9% to 16.95%
   2016                             20,442,662     1.04 to 1.17      23,992,487     1.46%      1.20% to 2.50%      6.52% to 9.04%
   2015                             21,581,129     0.96 to 1.08      23,367,932     1.24%      1.20% to 2.70%    (5.35)% to (3.68)%
   2014                             22,903,343     1.01 to 1.12      25,745,659     1.02%      1.20% to 2.70%      1.54% to 3.33%
   2013                             24,336,913     0.99 to 1.09      26,476,167     1.15%      1.20% to 2.70%     13.16% to 15.16%

MORNINGSTAR INC & GROWTH ETF II
   2017                             21,624,118     1.10 to 1.28      27,617,957     1.70%      1.20% to 2.70%      6.75% to 9.61%
   2016                             23,869,555     1.02 to 1.18      28,063,068     1.67%      1.20% to 2.70%      3.29% to 5.74%
   2015                             25,346,743     0.99 to 1.12      28,351,506     1.36%      1.20% to 2.70%    (4.54)% to (2.85)%
   2014                             30,316,413     1.03 to 1.15      34,904,814     1.11%      1.20% to 2.70%      0.30% to 2.07%
   2013                             33,387,938     1.03 to 1.13      37,660,593     1.44%      1.20% to 2.70%      4.22% to 6.06%

NEUBERGER BERMAN SOC RESP S CL
   2017                              2,096,421     1.54 to 1.74       3,658,325     0.35%      1.20% to 2.45%     14.69% to 17.75%
   2016                              2,168,983     1.33 to 1.50       3,243,199     0.55%      1.20% to 2.45%      6.46% to 8.99%
   2015                              1,585,733     1.25 to 1.38       2,188,683     0.38%      1.20% to 2.45%    (3.48)% to (1.78)%
   2014                              1,196,290     1.28 to 1.41       1,681,074     0.11%      1.20% to 2.45%      6.91% to 8.80%
   2013                              1,088,726     1.19 to 1.29       1,406,230     0.71%      1.20% to 2.45%     33.43% to 35.78%

OPPENHEIMER INTL GROW VA SS
   2017                             11,538,292     1.37 to 3.54      40,259,364     1.16%      1.20% to 2.45%     22.78% to 26.07%
   2016                             12,647,966     1.10 to 2.85      35,350,316     0.82%      1.20% to 2.45%    (5.54)% to (3.29)%
   2015                             12,397,949     1.92 to 2.97      36,036,841     0.91%      1.20% to 2.45%      0.11% to 1.88%
   2014                             12,089,421     1.91 to 2.92      34,504,984     0.92%      1.20% to 2.45%    (9.85)% to (8.26)%
   2013                              8,926,807     2.11 to 3.20      27,679,142     0.92%      1.20% to 2.45%     22.06% to 24.21%

OPPENHEIMER MS SM CAP VA SS
   2017                              1,995,195     1.67 to 1.91       3,804,500     0.62%      1.20% to 2.50%     10.61% to 12.56%
   2016                              2,251,277     1.50 to 1.69       3,813,911     0.25%      1.20% to 2.50%     14.26% to 16.27%
   2015                              1,933,062     1.31 to 1.46       2,816,556     0.58%      1.20% to 2.50%    (8.83)% to (7.21)%
   2014                              1,344,478     1.43 to 1.57       2,111,345     0.64%      1.20% to 2.50%     8.41% to 10.32%
   2013                              1,300,521     1.31 to 1.42       1,851,218     0.73%      1.20% to 2.50%     36.54% to 38.95%

PIMCO VIT GLB DIV ALL ADV CL
   2017                            112,211,435     1.20 to 1.25     140,288,360     3.03%      1.20% to 2.10%     13.47% to 16.51%
   2016                             93,653,096     1.05 to 1.08     101,402,853     1.72%      1.20% to 2.10%      4.52% to 7.00%
   2015                             75,440,235     0.99 to 1.02      76,801,335     3.14%      1.20% to 2.10%    (8.30)% to (6.68)%
   2014                             36,960,899     1.07 to 1.09      40,321,539     6.06%      1.20% to 2.10%      2.58% to 4.39%
   2013 (a)                         10,798,585     1.04 to 1.05      11,284,615     7.12%      1.20% to 2.10%      3.29% to 4.50%

PIMCO VIT LOW DUR PORT ADV CL
   2017                             61,531,245     0.94 to 1.03      63,542,253     1.24%      1.20% to 2.45%     (1.69)% to 0.95%
   2016                             59,945,472     0.95 to 1.03      61,878,612     1.39%      1.20% to 2.45%     (1.63)% to 0.70%
   2015                             61,548,950     0.96 to 1.03      63,470,761     3.32%      1.20% to 2.45%    (2.70)% to (0.98)%
   2014                             62,187,031     0.98 to 1.04      64,764,833     1.04%      1.20% to 2.45%    (2.18)% to (0.45)%
   2013                             55,865,440     1.00 to 1.05      58,445,137     1.31%      1.20% to 2.50%    (3.13)% to (1.42)%

PIMCO VIT TOTAL RETURN ADV CL
   2017                            143,049,407     1.06 to 1.19     169,591,427     1.92%      1.20% to 2.70%      1.78% to 4.5%
   2016                            138,377,473     1.04 to 1.14     158,406,411     1.98%      1.20% to 2.70%     (0.39)% to 1.97%
   2015                            147,656,574     1.04 to 1.13     166,770,221     4.84%      1.20% to 2.70%    (2.57)% to (0.85)%
   2014                            150,517,076     1.06 to 1.14     171,456,699     2.14%      1.20% to 2.70%      1.15% to 2.94%
   2013                            132,608,027     1.05 to 1.11     146,752,783     2.17%      1.20% to 2.70%    (4.90)% to (3.22)%

PUTNAM VT EQUITY INCOME CL IB
   2017                              5,826,254     1.59 to 2.69      15,544,063     0.85%      1.20% to 2.45%     15.33% to 18.42%
   2016                              2,371,963     1.38 to 2.29       5,355,987     1.86%      1.20% to 2.20%     10.35% to 12.29%
   2015                              2,401,574     1.60 to 2.04       4,834,224     1.67%      1.20% to 2.20%    (5.86)% to (4.20)%
   2014                              2,342,261     1.68 to 2.13       4,919,650     1.99%      1.20% to 2.20%     9.39% to 11.32%
   2013                              2,748,869     1.53 to 1.91       5,207,946     1.71%      1.20% to 2.20%     28.57% to 30.84%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
PUTNAM VT GROWTH OPP CL IB
   2017                              2,427,185     2.09 to 2.85       6,823,296     0.11%      1.20% to 2.45%     27.11% to 30.51%
   2016 (i)                          1,738,684     1.64 to 2.20       3,760,565     1.28%      1.20% to 2.45%     (0.39)% to 1.97%
   2015                              3,328,112     1.64 to 2.17       7,143,855     1.49%      1.20% to 2.45%    (8.84)% to (7.23)%
   2014                              3,971,247     1.79 to 2.34       9,206,811     0.43%      1.20% to 2.45%      6.53% to 8.41%
   2013                              2,142,270     1.67 to 2.16       4,535,399     0.87%      1.20% to 2.45%     39.55% to 42.01%

PUTNAM VT INTER EQ CL IB
   2017                              1,581,531     1.62 to 2.18       3,234,571     2.28%      1.20% to 2.30%     22.91% to 25.07%
   2016                              2,012,426     1.31 to 1.74       3,312,339     3.24%      1.20% to 2.30%    (5.28)% to (3.61)%
   2015                              2,056,174     0.77 to 1.81       3,508,668     1.21%      1.20% to 2.70%    (2.77)% to (1.05)%
   2014                              2,266,583     0.79 to 1.83       3,917,834     0.96%      1.20% to 2.70%    (9.49)% to (7.89)%
   2013                              2,612,806     0.87 to 1.98       4,930,194     1.49%      1.20% to 2.70%     24.35% to 26.54%

PUTNAM VT MULTI-CAP GRO CL IB
   2017                                626,557     2.47 to 3.39       2,061,657     0.81%      1.20% to 2.10%     25.48% to 27.69%
   2016                                444,447     1.95 to 2.66       1,131,891     0.71%      1.20% to 2.10%      4.66% to 6.51%
   2015                              1,608,779     1.85 to 2.49       3,963,044     0.48%      1.20% to 2.10%    (3.19)% to (1.48)%
   2014                              1,449,087     1.90 to 2.53       3,625,258     0.13%      1.20% to 2.10%     10.19% to 12.14%
   2013                                353,379     1.66 to 2.26         768,937     0.48%      1.20% to 2.35%     32.48% to 34.81%

SFT ADVANTUS BOND CL 2
   2017                            122,739,561     1.11 to 5.58     201,040,540     0.00%      0.15% to 2.70%      1.65% to 4.53%
   2016                            122,831,832     1.09 to 5.34     195,670,933     0.00%      0.15% to 2.70%      1.34% to 4.21%
   2015                            124,618,248     1.07 to 5.12     193,255,265     0.00%      0.15% to 2.70%     (2.76)% to 0.01%
   2014                            122,294,915     1.10 to 5.12     193,902,325     0.00%      0.15% to 2.70%      3.20% to 6.13%
   2013                            123,439,047     1.05 to 4.83     188,394,921     0.00%      0.15% to 2.95%    (3.54)% to (0.80)%

SFT ADVANTUS DYNAMIC MGD VOL
   2017                            264,099,934     1.27 to 1.36     359,634,207     0.00%      1.20% to 2.70%     14.52% to 17.59%
   2016                            233,842,351     1.12 to 1.17     273,245,709     0.00%      1.20% to 2.45%      5.62% to 8.12%
   2015                            187,165,507     1.05 to 1.09     203,486,820     0.00%      1.20% to 2.45%    (6.06)% to (4.40)%
   2014                            115,228,324     1.11 to 1.14     131,044,394     0.00%      1.20% to 2.45%      4.98% to 6.83%
   2013 (a)                         49,719,645         1.06          52,930,577     0.00%      1.20% to 1.95%      5.22% to 6.46%

SFT ADVANTUS GOVT MONEY MARKET
   2017                             23,754,702     0.82 to 2.35      26,102,416     0.12%      0.15% to 2.45%    (2.77)% to (0.02)%
   2016                             31,148,458     0.83 to 2.35      34,125,303     0.00%      0.15% to 2.50%    (2.85)% to (0.11)%
   2015                             33,415,889     0.85 to 2.35      36,958,618     0.00%      0.15% to 2.50%    (2.91)% to (0.15)%
   2014                             33,036,365     0.85 to 2.36      38,132,876     0.00%      0.15% to 2.70%    (2.91)% to (0.15)%
   2013                             33,237,413     0.87 to 2.36      39,432,534     0.00%      0.15% to 2.70%    (2.91)% to (0.15)%

SFT ADVANTUS INDEX 400 MC CL 2
   2017                             18,394,450     1.88 to 6.39      82,763,344     0.00%      0.15% to 2.70%     12.26% to 15.44%
   2016                             21,859,046     1.63 to 5.54      84,752,467     0.00%      0.15% to 2.95%     16.56% to 19.86%
   2015                             20,505,012     1.40 to 4.62      67,076,129     0.00%      0.15% to 2.95%    (5.46)% to (2.78)%
   2014                             22,733,438     1.48 to 4.75      76,637,719     0.00%      0.15% to 2.95%      6.06% to 9.07%
   2013                             25,721,614     1.40 to 4.36      79,959,398     0.00%      0.15% to 2.95%     28.92% to 32.58%

SFT ADVANTUS INDEX 500 CL 2
   2017                             47,963,283     1.66 to 13.21    226,207,756     0.00%      0.15% to 2.70%     17.72% to 21.05%
   2016                             48,749,748     1.41 to 10.91    193,515,964     0.00%      0.15% to 2.70%     8.21% to 11.27%
   2015                             47,932,896     1.30 to 9.81     175,837,831     0.00%      0.15% to 2.70%     (2.00)% to 0.78%
   2014                             48,755,932     1.32 to 9.73     181,518,328     0.00%      0.15% to 2.70%     9.84% to 12.96%
   2013                             50,255,635     1.20 to 8.62     169,024,269     0.00%      0.15% to 2.70%     27.88% to 31.51%

SFT ADVANTUS INTL BOND CL 2
   2017                             47,387,202     1.28 to 2.77      81,162,393     0.00%      0.15% to 2.70%     (1.81)% to 0.97%
   2016                             48,755,543     1.29 to 2.75      83,587,130     0.00%      0.15% to 2.70%      0.11% to 2.94%
   2015                             50,751,879     1.29 to 2.67      85,334,680     0.00%      0.15% to 2.70%    (6.95)% to (4.31)%
   2014                             51,586,760     1.38 to 2.79      91,906,893     0.00%      0.15% to 2.70%     (1.25)% to 1.55%
   2013                             53,370,551     1.39 to 2.74      94,801,068     0.00%      0.15% to 2.95%    (2.98)% to (0.23)%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
SFT ADVANTUS MGD VOL EQUITY
   2017                            216,662,904     1.15 to 1.18     256,150,263     0.00%      1.20% to 2.35%     12.96% to 15.99%
   2016                            172,000,300     1.02 to 1.03     176,901,584     0.00%      1.20% to 2.35%      1.14% to 3.54%
   2015 (d)                          5,365,851             1.00       5,362,137     0.00%      1.20% to 1.85%      0.29% to 0.50%

SFT ADVANTUS MORTGAGE CL 2
   2017                             38,304,770     1.02 to 5.04      56,096,207     0.00%      0.15% to 2.45%     (0.99)% to 1.81%
   2016                             40,160,092     1.02 to 4.95      58,908,536     0.00%      0.15% to 2.50%     (1.61)% to 1.17%
   2015                             39,715,568     0.94 to 4.89      59,041,770     0.00%      0.15% to 2.70%     (0.05)% to 2.79%
   2014                             40,849,187     0.94 to 4.76      61,251,416     0.00%      0.15% to 2.70%      2.69% to 5.60%
   2013                             40,157,011     0.91 to 4.51      59,060,052     0.00%      0.15% to 2.70%    (4.83)% to (2.12)%

SFT ADVANTUS REAL ESTATE CL 2
   2017                             19,017,328     1.39 to 5.38      76,088,379     0.00%      0.15% to 2.70%      2.32% to 5.21%
   2016                             20,015,378     1.36 to 5.12      77,047,525     0.00%      0.15% to 2.70%      1.38% to 4.24%
   2015                             21,016,292     1.34 to 4.91      78,465,052     0.00%      0.15% to 2.70%      1.94% to 4.83%
   2014                             22,888,172     1.31 to 4.68      82,446,929     0.00%      0.15% to 2.70%     26.59% to 30.18%
   2013                             23,420,633     1.01 to 3.60      65,476,353     0.00%      0.15% to 2.95%     (1.79)% to 1.00%

SFT IVY GROWTH
   2017                             55,249,424     1.69 to 9.85     204,971,656     0.00%      0.15% to 2.70%     25.47% to 29.02%
   2016                             64,780,044     1.33 to 7.72     185,798,724     0.00%      0.15% to 2.95%     (2.02)% to 0.75%
   2015                             72,750,220     1.33 to 7.75     209,421,578     0.00%      0.15% to 2.95%      3.64% to 6.58%
   2014                             82,944,079     1.27 to 7.35     224,075,624     0.00%      0.15% to 2.95%     10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
   2017                             14,741,542     1.93 to 6.53      54,659,481     0.00%      0.15% to 2.45%     21.67% to 25.11%
   2016 (f)                         16,470,052     1.56 to 5.22      48,962,203     0.00%      0.12% to 2.47%     17.62% to 20.95%
   2015 (g)                         17,985,407     1.18 to 4.32      44,780,293     0.00%      0.07% to 2.62%     (6.39)% to 3.73%
   2014 (h)                         19,748,439     1.25 to 4.48      51,323,384     0.00%      0.08% to 2.63%      6.66% to 8.69%

SFT T. ROWE PRICE VALUE
   2017                             40,399,908     1.58 to 3.23     130,064,067     0.00%      1.20% to 2.70%     15.17% to 18.26%
   2016 (f)                         45,936,152     1.34 to 2.76     126,204,702     0.00%      1.19% to 2.94%     7.45% to 10.00%
   2015 (g)                         50,885,068     1.25 to 2.52     127,868,449     0.00%      1.16% to 2.91%    (4.84)% to (3.16)%
   2014 (h)                         56,265,717     1.31 to 2.60     146,020,559     0.00%      1.17% to 2.92%      6.09% to 7.35%

SFT WELLINGTON CORE EQUITY CL 2
   2017 (e)                         15,900,926     1.82 to 3.63      52,653,099     0.00%     (0.01)% to 2.34%    17.78% to 21.12%
   2016 (f)                         18,660,987     1.52 to 3.02      51,509,908     0.00%      0.01% to 2.36%      1.96% to 4.85%
   2015 (g)                         22,768,665     1.32 to 2.92      60,807,646     0.00%     (0.07)% to 2.48%    (1.99)% to 0.80%
   2014 (h)                         25,068,962     1.34 to 2.92      66,977,999     0.00%      0.03% to 2.58%     9.46% to 11.53%

TOPS MGD RISK BAL ETF CL 2
   2017                             18,538,227     1.12 to 1.20      22,235,479     1.48%      1.20% to 2.45%     7.38% to 10.25%
   2016                             21,479,806     1.04 to 1.10      23,578,557     1.31%      1.20% to 2.45%      3.15% to 5.59%
   2015                             20,050,518     1.00 to 1.05      20,969,313     1.25%      1.20% to 2.45%    (7.27)% to (5.64)%
   2014                             20,422,030     1.07 to 1.11      22,633,674     0.97%      1.20% to 2.45%      0.06% to 1.83%
   2013                             19,382,940     1.07 to 1.09      21,096,098     0.98%      1.20% to 2.45%      4.79% to 6.64%

TOPS MGD RISK FLEX ETF
   2017                            109,558,806     1.09 to 1.12     122,319,467     1.06%      1.20% to 1.85%     8.02% to 10.91%
   2016                             92,840,617     0.98 to 1.02      94,299,344     0.78%      1.20% to 2.15%      2.30% to 4.73%
   2015                             68,860,931     0.96 to 0.98      67,186,225     0.49%      1.20% to 2.15%    (7.96)% to (6.33)%
   2014                             34,958,247     1.03 to 1.04      36,414,844     0.10%      1.20% to 2.15%     (0.44)% to 1.32%
   2013 (c)                          2,452,068         1.03           2,520,954     0.00%      1.20% to 1.85%      2.38% to 2.81%

TOPS MGD RISK GROWTH ETF CL 2
   2017                             68,252,439     1.21 to 1.27      86,636,462     1.56%      1.20% to 2.00%     14.25% to 17.31%
   2016                             73,438,956     1.04 to 1.09      80,182,907     1.62%      1.20% to 2.25%      2.51% to 4.94%
   2015                             85,478,285     1.01 to 1.05      89,469,644     1.43%      1.20% to 2.25%   (11.79)% to (10.23)%
   2014                             84,977,795     1.13 to 1.17      99,082,427     0.88%      1.20% to 2.25%     (1.63)% to 0.10%
   2013                             71,329,381     1.14 to 1.16      83,081,940     1.30%      1.20% to 2.25%     12.59% to 14.57%

TOPS MGD RISK MOD GRO ETF CL 2
   2017                             21,726,938     1.20 to 1.26      27,330,150     1.61%      1.20% to 2.10%     10.55% to 13.51%
   2016                             22,464,972     1.06 to 1.12      25,120,472     1.47%      1.20% to 2.25%      3.23% to 5.68%
   2015                             26,689,496     1.02 to 1.06      28,410,320     1.33%      1.20% to 2.25%    (9.08)% to (7.48)%
   2014                             29,123,275     1.12 to 1.15      33,506,104     1.04%      1.20% to 2.25%     (0.18)% to 1.58%
   2013                             25,004,219     1.11 to 1.13      28,318,918     0.99%      1.20% to 2.25%     9.13% to 11.05%

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2017

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. The ranges of unit fair value and expense ratios shown do not consider available products or contract benefits that have not yet been sold. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. The total return is presented as a range of minimum to maximum values, based on the product grouping and available contract benefits representing the minimum and maximum expense ratio amounts whether or not the product or benefits have been sold. Some individual contract total returns may not be within the ranges presented.

(a) For the period from May 1, 2013 through December 31, 2013.
(b) For the period from May 1, 2015 through December 31, 2015.
(c) For the period from October 4, 2013 through December 31, 2013.
(d) For the period from November 18, 2015 through December 31, 2015.
(e) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.16%.
(f) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(g) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(h) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Wellington Core Equity Cl 2, and SFT
T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(i) Putnam VT Voyager Cl IB merged into Putnum VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 29, 2018, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES


                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                               DECEMBER 31, 2017

[KPMG LOGO]

        KPMG LLP
        4200 Wells Fargo Center
        90 South Seventh Street
        Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of operations and comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2017 in accordance with U.S. generally accepted accounting principles.

      KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                             /s/ KPMG LLP

MINNEAPOLIS, MINNESOTA
MARCH 6, 2018

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2017 AND 2016
                                 (IN THOUSANDS)

                                                                                     2017           2016
                                                                                 -------------  -------------
ASSETS
 Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost $15,442,991 and $13,395,845) $  16,108,505  $  13,759,520
 Equity securities:
  Available-for-sale, at fair value (cost $456,162 and $489,747)                       544,767        552,488
 Mortgage loans, net                                                                 3,042,230      2,544,437
 Finance receivables, net                                                                   --        292,908
 Policy loans                                                                          474,133        426,971
 Alternative investments                                                               641,322        622,676
 Derivative instruments                                                                500,994        365,143
 Other invested assets                                                                  75,344         58,952
                                                                                 -------------  -------------
  Total investments                                                                 21,387,295     18,623,095

 Cash and cash equivalents                                                             375,291        359,818
 Deferred policy acquisition costs                                                   1,357,484      1,367,185
 Accrued investment income                                                             165,963        151,893
 Premiums and fees receivable                                                          357,215        301,158
 Property and equipment, net                                                           172,042        104,481
 Reinsurance recoverables                                                            1,216,269      1,151,198
 Goodwill and intangible assets, net                                                   135,100        139,857
 Other assets                                                                          114,467        124,570
 Separate account assets                                                            24,923,698     21,349,837
                                                                                 -------------  -------------
   Total assets                                                                  $  50,204,824  $  43,673,092
                                                                                 =============  =============

LIABILITIES AND EQUITY

Liabilities:

 Policy and contract account balances                                            $  12,029,018  $  10,580,481
 Future policy and contract benefits                                                 4,576,727      3,297,927
 Pending policy and contract claims                                                    577,801        550,793
 Other policyholder funds                                                            1,511,056      1,513,231
 Policyholder dividends payable                                                         20,815         22,633
 Unearned premiums and fees                                                            339,280        399,474
 Pension and other postretirement benefits                                               7,525         10,292
 Income tax liability:
   Current                                                                              22,446          5,565
   Deferred                                                                            210,240        218,408
 Accrued commissions and expenses                                                      219,967        208,242
 Other liabilities                                                                     630,390        824,530
 Short-term debt                                                                        20,000         50,000
 Long-term debt                                                                        468,000        468,000
 Separate account liabilities                                                       24,923,698     21,349,837
                                                                                 -------------  -------------
  Total liabilities                                                                 45,556,963     39,499,413
                                                                                 -------------  -------------

Equity:
 Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000          5,000
 Additional paid in capital                                                            214,095        196,254
 Accumulated other comprehensive income                                                420,063        200,766
 Retained earnings                                                                   3,980,932      3,742,197
                                                                                 -------------  -------------
  Total Minnesota Life Insurance Company and subsidiaries equity                     4,620,090      4,144,217

 Noncontrolling interests                                                               27,771         29,462
                                                                                 -------------  -------------
   Total equity                                                                      4,647,861      4,173,679
                                                                                 -------------  -------------
    Total liabilities and equity                                                 $  50,204,824  $  43,673,092
                                                                                 =============  =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017            2016            2015
                                                                                     -------------   -------------   -------------
Revenues:

   Premiums                                                                          $   3,561,233   $   2,471,733   $   2,220,467
   Policy and contract fees                                                                748,773         706,212         688,434
   Net investment income                                                                   786,682         726,176         689,137
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                          (7,553)           (777)        (16,569)
     Other net realized investment gains (losses)                                           60,078          (3,769)         26,212
                                                                                     -------------   -------------   -------------
       Total net realized investment gains (losses)                                         52,525          (4,546)          9,643
   Finance charge income                                                                    24,597          95,453          92,393
   Commission income                                                                       194,060         188,024         168,528
   Other income                                                                             94,298          73,096          73,232
                                                                                     -------------   -------------   -------------
         Total revenues                                                                  5,462,168       4,256,148       3,941,834
                                                                                     -------------   -------------   -------------

Benefits and expenses:

   Policyholder benefits                                                                 3,462,327       2,399,667       2,109,142
   Interest credited to policies and contracts                                             470,980         438,642         401,659
   General operating expenses                                                              759,331         760,299         713,302
   Commissions                                                                             411,789         436,181         432,467
   Administrative and sponsorship fees                                                      92,646          78,584          75,082
   Dividends to policyholders                                                                3,314           3,817           4,678
   Interest expense                                                                         14,086          11,700          10,639
   Amortization of deferred policy acquisition costs                                       178,009         210,647         212,045
   Capitalization of policy acquisition costs                                             (354,230)       (361,563)       (361,349)
                                                                                     -------------   -------------   -------------
         Total benefits and expenses                                                     5,038,252       3,977,974       3,597,665
                                                                                     -------------   -------------   -------------
           Income from operations before taxes                                             423,916         278,174         344,169

   Income tax expense (benefit):
        Current                                                                            131,116          97,425          46,027
        Deferred                                                                          (135,745)        (32,860)         48,153
                                                                                     -------------   -------------   -------------
          Total income tax expense (benefit)                                                (4,629)         64,565          94,180
                                                                                     -------------   -------------   -------------
            Net income                                                                     428,545         213,609         249,989
                   Less: Net income attributable to noncontrolling interests                 1,105             409             468
                                                                                     -------------   -------------   -------------
                        Net income attributable to Minnesota Life Insurance Company
                          and subsidiaries                                           $     427,440   $     213,200   $     249,521
                                                                                     =============   =============   =============

Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period         $     334,140   $     124,139   $    (463,641)
   Unrealized gains (losses) on securities - other than temporary impairments               (2,270)          1,734          (2,129)
   Adjustment to deferred policy acquisition costs                                        (190,594)        (82,037)        208,912
   Adjustment to reserves                                                                   27,240          12,032          22,718
   Adjustment to unearned premiums and fees                                                168,605          72,377        (106,247)
   Adjustment to pension and other retirement plans                                         (1,985)            305           3,952
                                                                                     -------------   -------------   -------------
     Other comprehensive income (loss), before tax                                         335,136         128,550        (336,435)
     Income tax benefit (expense) related to items of other comprehensive income          (115,839)        (44,779)        117,620
                                                                                     -------------   -------------   -------------
        Other comprehensive income (loss), net of tax                                      219,297          83,771        (218,815)
                                                                                     -------------   -------------   -------------
          Comprehensive income                                                             647,842         297,380          31,174
            Less: Comprehensive income attributable to noncontrolling interests              1,105             409             468
                                                                                     -------------   -------------   -------------
               Comprehensive income attributable to Minnesota Life Insurance
                Company and subsidiaries                                             $     646,737   $     296,971   $      30,706
                                                                                     =============   =============   =============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                       MINNESOTA
                                                                                         LIFE
                                                           ACCUMULATED                 INSURANCE
                                              ADDITIONAL      OTHER                   COMPANY AND
                                     COMMON    PAID IN    COMPREHENSIVE   RETAINED    SUBSIDIARIES  NONCONTROLLING     TOTAL
                                     STOCK     CAPITAL        INCOME      EARNINGS       EQUITY       INTERESTS        EQUITY
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
2015:
 Balance, beginning of year        $   5,000  $  196,254  $     335,810  $ 3,281,476  $  3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                           --          --             --      249,521       249,521             468      249,989
     Other comprehensive loss             --          --       (218,815)          --      (218,815)             --     (218,815)
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                           30,706             468       31,174

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,386)      (1,386)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2016:
 Balance, beginning of year        $   5,000  $  196,254  $     116,995  $ 3,530,997  $  3,849,246  $       30,687  $ 3,879,933

   Comprehensive income:
     Net income                           --          --             --      213,200       213,200             409      213,609
     Other comprehensive income           --          --         83,771           --        83,771              --       83,771
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          296,971             409      297,380

   Dividends to stockholder               --          --             --       (2,000)       (2,000)             --       (2,000)

   Change in equity of
     noncontrolling interests             --          --             --           --            --          (1,634)      (1,634)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679
                                   =========  ==========  =============  ===========  ============  ==============  ===========

2017:
 Balance, beginning of year        $   5,000  $  196,254  $     200,766  $ 3,742,197  $  4,144,217  $       29,462  $ 4,173,679

   Comprehensive income:
     Net income                           --          --             --      427,440       427,440           1,105      428,545
     Other comprehensive income           --          --        219,297           --       219,297              --      219,297
                                                                                      ------------  --------------  -----------
       Total comprehensive income                                                          646,737           1,105      647,842

   Dividends to stockholder               --          --             --     (188,705)     (188,705)             --     (188,705)

   Contributions to additional
     paid in capital                      --      17,841             --           --        17,841              --       17,841

   Change in equity of
      noncontrolling interests            --          --             --           --            --          (2,796)      (2,796)
                                   ---------  ----------  -------------  -----------  ------------  --------------  -----------
 Balance, end of year              $   5,000  $  214,095  $     420,063  $ 3,980,932  $  4,620,090  $       27,771  $ 4,647,861
                                   =========  ==========  =============  ===========  ============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                         2017           2016           2015
                                                                                     ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $    428,545   $    213,609   $    249,989
Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to annuity and insurance contracts                                   254,665        257,848        258,830
   Fees deducted from policy and contract balances                                       (546,015)      (511,113)      (476,389)
   Change in future policy benefits                                                     1,322,592        305,422         59,742
   Change in other policyholder liabilities, net                                         (106,521)       577,282        123,827
   Amortization of deferred policy acquisition costs                                      178,009        210,647        212,045
   Capitalization of policy acquisition costs                                            (354,230)      (361,563)      (361,349)
   Change in premiums and fees receivable                                                 (56,057)         4,114        (28,833)
   Deferred tax provision                                                                (135,745)       (32,860)        48,153
   Change in income tax recoverables / liabilities - current                               17,127         15,806         (4,462)
   Net realized investment losses (gains)                                                 (52,525)         4,546         (9,643)
   Change in reinsurance recoverables                                                     (65,071)       (23,478)         8,673
   Other, net                                                                             102,592         28,664         61,024
                                                                                     ------------   ------------   ------------
     Net cash provided by operating activities                                            987,366        688,924        141,607
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                            3,279,847      3,266,663      2,003,169
   Equity securities                                                                      286,719        288,190        287,535
   Alternative investments                                                                130,997        104,581         87,763
   Derivative instruments                                                                 463,171        206,895        238,574
   Other invested assets                                                                  298,737          2,509         25,679
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                              990,429      1,001,019      1,075,583
   Mortgage loans                                                                         218,598        221,902        306,273
Purchases and originations of:
   Fixed maturity securities                                                           (6,247,888)    (5,383,602)    (4,047,304)
   Equity securities                                                                     (231,366)      (310,755)      (361,671)
   Mortgage loans                                                                        (715,371)      (643,688)      (494,248)
   Alternative investments                                                               (101,583)      (105,648)      (111,107)
   Derivative instruments                                                                (306,836)      (266,110)      (289,510)
   Other invested assets                                                                  (12,993)        (4,787)       (22,131)
Finance receivable originations or purchases                                              (55,200)      (222,528)      (220,575)
Finance receivable principal payments                                                      65,824        199,090        194,355
Securities in transit                                                                       3,161        (39,769)        43,717
Other, net                                                                               (420,845)      (154,800)       (46,814)
                                                                                     ------------   ------------   ------------
     Net cash used for investing activities                                            (2,354,599)    (1,840,838)    (1,330,712)
                                                                                     ------------   ------------   ------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                                    4,837,422      3,973,399      3,678,808
Withdrawals from annuity and insurance contracts                                       (3,249,602)    (2,813,716)    (2,575,133)
Change in amounts drawn in excess of cash balances                                         47,884        (26,325)        (8,628)
Proceeds from issuance of short-term debt                                                  80,000        275,000        200,000
Payment on short-term debt                                                               (110,000)      (275,000)      (200,000)
Proceeds from issuance of long-term debt                                                  200,000        100,000         50,000
Payment on long-term debt                                                                (200,000)            --        (75,000)
Dividends paid to stockholder                                                            (185,142)            --             --
Other, net                                                                                (37,856)        10,772         10,140
                                                                                     ------------   ------------   ------------
     Net cash provided by financing activities                                          1,382,706      1,244,130      1,080,187
                                                                                     ------------   ------------   ------------
Net increase (decrease) in cash and cash equivalents                                       15,473         92,216       (108,918)
Cash and cash equivalents, beginning of year                                              359,818        267,602        376,520
                                                                                     ------------   ------------   ------------
Cash and cash equivalents, end of year                                               $    375,291   $    359,818   $    267,602
                                                                                     ============   ============   ============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

    The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance, retirement and investment products and services designed principally to protect and enhance the long-term financial security of individuals and families.

    The Company, which operates in the United States, generally offers the following types of products directly and through its various subsidiaries:

        - Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
        - Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
        - Financial advice, investment advisory, and wealth management services.
        - Group life insurance and voluntary products to private and public employers.
        - Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
        - Life insurance protection through banks, credit unions, and finance companies along with distribution of financial institution products and services.
        -   Investment and asset management services.

    The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

    During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC
    (PFC), whose revenues are primarily represented by finance charge income. Held-for-sale criteria was satisfied in 2016 and, as of December 31, 2016, the Company held PFC at its carrying value which is lower than its fair value less cost to sell. The transaction closed effective March 31, 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

    The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in policyholder mortality, policyholder morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

    The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs, unearned premiums and fees, and reinsurance recoverables for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits obligation. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INSURANCE REVENUES AND EXPENSES

    Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate and supplemental annuities paid for life, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

    Nontraditional life insurance products include individual fixed, indexed and variable universal life insurance and adjustable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Variable and fixed indexed annuity guaranteed benefit rider charges are recognized as revenue when assessed. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

    Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

    Certain nontraditional life insurance products, specifically individual universal life, variable life and adjustable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income
    (loss) on the consolidated statements of operations and comprehensive income.

    COMMISSION INCOME

    Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

    Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

    The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

    Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

    The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments.

    For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

    Equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are classified as available for sale and are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

    Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, unearned premiums and fees, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in equity.

    Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

    Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

    Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell.

    Policy loans are carried at the unpaid principal balance.

    Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers commercial paper with original maturity dates of less than three months and all money market funds to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

    A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $41,762 and $40,850 at December 31, 2017 and 2016, respectively.

    Finance receivables that management had the intent and ability to hold for the foreseeable future or until maturity or payoff were reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2016 were consistent with the rates at which loans would have been made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2016 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows, interest crediting or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

    Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income.

    The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These derivative instruments are reported at fair value with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    REALIZED AND UNREALIZED GAINS AND LOSSES

    Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected using the original purchase yield as the discount rate is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

    For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

    For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

    The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

    For available-for-sale equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

    All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

    The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2017 or 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

    The Company periodically invests money in its separate accounts. At December 31, 2017 and 2016, the fair value of these investments included within equity securities, available-for-sale on the consolidated balance sheets was $63,390 and $55,430, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

    The Company's finance receivables portfolio primarily was comprised of smaller balance homogeneous loans. The loans were originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also held a smaller portfolio of retail installment notes that were primarily originated through contracts with retail stores within the same regions as the branch locations.

    The Company had the intent and ability to hold the finance receivables for the foreseeable future or until maturity or payoffs. The finance receivables were reported at their outstanding unpaid principal balances reduced by an allowance for losses.

    The Company used the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables were reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables was suspended once an account has recognized 60-days of accrued charges. The account was subsequently accounted for on a cash basis. Accrual was resumed when there were less than 60-days of accrued charges. Accrual of finance charges and interest was suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they were considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income totaled $4, $14 and $14 for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

    The majority of the Company's finance receivables were smaller balance homogeneous loans. These loans had traditionally been evaluated collectively for impairment. The Company had elected to bifurcate the finance receivables into three segments. The segments were evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets was adequate to absorb probable losses on existing receivables. Risk characteristics included consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used were updated periodically to reflect management's view of current conditions. Changes in estimates could have significantly affected the allowance for losses.

    It was the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they were deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that had been individually reviewed by management and were deemed to warrant further collection effort.

    The adequacy of the allowance for losses was highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to have been received on impaired loans. Such estimates, evaluations, and cash flows would have been subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates were reviewed periodically and adjustments, if necessary, were recorded in the provision for credit losses in the periods in which they had become known.

    Impaired loans not considered TDRs were generally larger (greater than $50) real estate secured loans that were at least 60 days past due. A loan was classified as impaired when, based upon current information and events, it was probable that the Company would have been unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance was calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan was collateral dependent. Interest payments received on impaired loans were generally applied to principal unless the remaining principal balance was considered to be fully collectible.

    TDRs were those loans for which the Company had granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occurred as a result of loan modifications forced by personal bankruptcy court rulings, where the Company was required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expected borrowers whose loans have been modified under those situations to have been able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally did not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

    The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

    For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits and the assumptions are locked.

    For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of actual and estimated future gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

    For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.50% to 7.25% at December 31, 2017 and 2016 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

    Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

    DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

    The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                   2017         2016
                                                ----------   ---------
      Balance at beginning of year              $   28,475   $  28,370
      Capitalization                                 3,022       4,466
      Amortization and interest                     (2,687)     (4,289)
      Adjustment for unrealized gains (losses)         232         (72)
                                                ----------   ---------
      Balance at end of year                    $   29,042   $  28,475
                                                ==========   =========

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    GOODWILL AND OTHER INTANGIBLE ASSETS

    In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

    The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

    The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected undiscounted future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

    Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $32,220 and $44,569 as of December 31, 2017 and 2016, respectively, and amortized software expense of $16,004, $17,574 and $21,868 for the years ended December 31, 2017, 2016 and 2015, respectively.

    PROPERTY AND EQUIPMENT

    Property and equipment are carried at cost, net of accumulated depreciation of $132,330 and $139,872 at December 31, 2017 and 2016, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was $15,506, $16,886, and $11,074,
    respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REINSURANCE

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and policyholder liabilities. Amounts recoverable from reinsurers are estimated in a manner consistent with the policyholder liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits, sales inducements and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2017, the Company has assumed an average rate of investment yields ranging from 2.97% to 6.21%.

    Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2017 and 2016, the total participating business in force was $2,194,452 and $2,217,164, respectively. As a percentage of total life insurance in force, participating business in force represents 0.2% at December 31, 2017 and 2016.

    INCOME TAXES

    The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

    Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INCOME TAXES (CONTINUED)

    The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

    The Company's consolidated financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company's control or are subject to change. As such, actual results could differ from the estimates used in the consolidated financial statements and the value of the Company's investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

       - Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.

       - Investment-related risks such as those related to valuation, impairment, and concentration.

       - Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.

       -    Acquisition, disposition, or other structural change related risks.

       - Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

    The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the consolidated financial statements.

(4) NEW ACCOUNTING PRONOUNCEMENTS

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In January 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220), Reclassisfication of Certain Tax Effects from Accumulated Other Comprehensive Income, which provides companies with an option to reclassify stranded tax effects within accumulated other comprehensive income to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. ASU 2018-02 is effective for annual reporting periods beginning on January 1, 2019, with early adoption permitted. An entity may apply the new guidance using one of the following two methods: (1) in the period of adoption or (2) retrospectively to each period (or periods) presented, in which the effect of the change in the U.S federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The Company expects to adopt the guidance in 2018 and upon adoption expects to reclassify approximately $76,135 of unrealized deferred taxes, from accumulated other comprehensive income to retained earnings.

    In March 2017, the FASB issued ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities, shortening the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years beginning on January 1, 2019 and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In March 2017, the FASB issued ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, requiring an employer that offers to its employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the statement of operations separately from the service cost component and outside a subtotal of income from operations, if one is presented. The new guidance is effective for annual periods beginning on January 1, 2018. Early adoption is permitted as of the beginning of an annual period for which financial statements have not been issued or made available for issuance. The guidance should be applied retrospectively for the presentation of the service cost component in the statement of operations and allows a practical expedient for the estimation basis for applying the retrospective presentation requirements. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for the annual reporting period beginning January 1, 2020 and is required to be applied on a prospective basis with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a prospective basis. The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires additional disclosures and modification to the statement of cash flows to provide additional information on the changes in cash, cash equivalents and restricted cash. ASU 2016-18 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain transactions are to be presented on the statement of cash flows. ASU 2016-15 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology. The revised guidance removes recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument's contractual life along with enhanced disclosures. ASU 2016-13 is effective for the annual reporting period beginning on January 1, 2020 and is required to be applied on a modified retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the Securities and Exchange Commission (SEC) staff would not object if a Public Business Entity (PBE) that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2016-02. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2016-02. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2020. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment as of the beginning of the period of adoption. Upon adoption of the guidance the Company will reclassify approximately $70,000 of unrealized holding gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to equity securities meeting the ASU 2016-01 definition.

    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defered the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. During a July 2017 FASB Emerging Issues Task Force (EITF) meeting, it was announced that the SEC staff would not object if a PBE that otherwise would not meet the definition of a PBE except for the requirement to include, or the inclusion of, its financial statements in another entity's filing with the SEC, uses private company adoption dates for ASU 2014-09. The Company meets the criteria as an "Excluded PBE", and as such, intends to use the private company adoption dates for ASU 2014-09. ASU 2014-09 is effective for annual reporting periods beginning on January 1, 2019. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

    The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, certain publicly traded corporate fixed maturity securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and indexed features on certain life and annuity contracts.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                     DECEMBER 31, 2017
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     495,440  $          --  $          --  $    495,440
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        868,236             --       868,236
          Foreign government securities                                     --         36,493             --        36,493
          Corporate securities                                              --      9,131,290      1,305,957    10,437,247
          Asset-backed securities                                           --        550,891         52,987       603,878
          Commercial mortgage-backed securities (CMBS)                      --      1,593,806             --     1,593,806
          Residential mortgage-backed securities (RMBS)                     --      2,073,400              5     2,073,405
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        495,440     14,254,116      1,358,949    16,108,505
        Equity securities, available-for-sale                          468,156         76,544             67       544,767
        Derivative instruments:
          TBA derivative instruments                                        --         31,714             --        31,714
          Other derivative instruments                                      13        469,267             --       469,280
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    13        500,981             --       500,994
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        963,609     14,831,641      1,359,016    17,154,266
        Cash equivalents                                               288,998          2,160             --       291,158
        Separate account assets                                      4,904,223     20,018,589            886    24,923,698
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   6,156,830  $  34,852,390  $   1,359,902  $ 42,369,122
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     402,466  $    402,466
        Future policy and contract benefits (1)                             --             --         17,498        17,498
        Derivative instruments (2)                                          13        111,333             --       111,346
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $          13  $     111,333  $     419,964  $    531,310
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed indexed annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                     DECEMBER 31, 2016
                                                                 ---------------------------------------------------------
                                                                    LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                                                 -------------  -------------  -------------  ------------
        Fixed maturity securities, available-for-sale:
          U.S. government securities                             $     293,539  $          --  $          --  $    293,539
          Agencies not backed by the full faith and credit of
           the U.S. government                                              --        820,335             --       820,335
          Foreign government securities                                     --         37,064             --        37,064
          Corporate securities                                           1,607      7,915,599      1,041,343     8,958,549
          Asset-backed securities                                           --        434,006         38,833       472,839
          CMBS                                                              --      1,398,895             --     1,398,895
          RMBS                                                              --      1,778,276             23     1,778,299
                                                                 -------------  -------------  -------------  ------------
            Total fixed maturity securities, available-for-sale        295,146     12,384,175      1,080,199    13,759,520
        Equity securities, available-for-sale                          474,974         77,427             87       552,488
        Derivative instruments:
          TBA derivative instruments                                        --         18,847             --        18,847
          Other derivative instruments                                      15        346,281             --       346,296
                                                                 -------------  -------------  -------------  ------------
            Total derivative instruments                                    15        365,128             --       365,143
                                                                 -------------  -------------  -------------  ------------
              Total investments                                        770,135     12,826,730      1,080,286    14,677,151
        Cash equivalents                                               231,959         12,145             --       244,104
        Separate account assets                                      3,932,516     17,415,512          1,809    21,349,837
                                                                 -------------  -------------  -------------  ------------
              Total financial assets                             $   4,934,610  $  30,254,387  $   1,082,095  $ 36,271,092
                                                                 =============  =============  =============  ============

        Policy and contract account balances (1)                 $          --  $          --  $     262,102  $    262,102
        Future policy and contract benefits (1)                             --             --         34,283        34,283
        Derivative instruments (2)                                         741         70,743             --        71,484
                                                                 -------------  -------------  -------------  ------------
              Total financial liabilities                        $         741  $      70,743  $     296,385  $    367,869
                                                                 =============  =============  =============  ============

----------
    (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and fixed index annuity and fixed indexed universal life products are considered embedded derivatives, resulting in the embedded derivatives being separated from the host contract and recognized at fair value.

    (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

    When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

    Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

    For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models with unobservable inputs or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE

    The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

    Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

    The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

    Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

    SEPARATE ACCOUNT ASSETS

    Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

    Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed annuity and fixed universal life products.

    The fair value for embedded derivatives related to fixed indexed annuity and indexed universal life products is based on the present value of future index returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business and uses standard capital market techniques, such as the Black-Scholes, with certain unobservable inputs such as mortality, lapse, and volatility.

    The fair value for living benefit guarantee embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

    Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

    These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
          Corporate securities        $ 1,041,343  $    (2,482) $      13,140  $        --  $        --  $    253,956  $ 1,305,957
          Asset-backed securities          38,833         (321)          (216)          --           --        14,691       52,987
          RMBS                                 23           --             14           --           (4)          (28)           5
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total fixed maturity
             securities, available-
             for-sale                   1,080,199  $    (2,803)        12,938           --           (4)      268,619    1,358,949
        Equity securities, available-
         for-sale                              87           --            (20)          --           --            --           67
        Separate account assets             1,809           --           (107)          --       (1,590)          774          886
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
            Total financial assets    $ 1,082,095  $    (2,803) $      12,811  $        --  $    (1,594) $    269,393  $ 1,359,902
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2017:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------  ---------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
          Corporate securities                           $      453,900  $       (15,315) $     (184,629) $      253,956
          Asset-backed securities                                22,000               --          (7,309)         14,691
          RMBS                                                       --               --             (28)            (28)
                                                         --------------  ---------------  --------------  --------------
            Total fixed maturity securities, available-
              for-sale                                          475,900          (15,315)       (191,966)        268,619
        Separate account assets                                   1,178             (404)             --             774
                                                         --------------  ---------------  --------------  --------------
              Total financial assets                     $      477,078  $       (15,719) $     (191,966) $      269,393
                                                         ==============  ===============  ==============  ==============

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                       UNREALIZED GAINS
                                                     (LOSSES) INCLUDED IN:
                                                   --------------------------
                                                                    OTHER       TRANSFERS    TRANSFERS     PURCHASES,
                                       BALANCE AT     NET       COMPREHENSIVE     IN TO        OUT OF      SALES AND   BALANCE AT
                                       BEGINNING     INCOME        INCOME        LEVEL 3      LEVEL 3     SETTLEMENTS    END OF
                                        OF YEAR       (1)          (LOSS)          (2)          (2)         NET (3)       YEAR
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
        Fixed maturity securities,
         available-for sale:
         Corporate securities         $   904,066  $      (216) $      (2,816) $        --  $        --  $    140,309  $ 1,041,343
         Asset-backed securities           45,488           --           (221)          --       (5,000)       (1,434)      38,833
         CMBS                              22,734           --             --           --      (22,734)           --           --
         RMBS                                  64           12             30           --           --           (83)          23
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
           Total fixed maturity
             securities, available-
             for-sale                     972,352  $      (204)        (3,007)          --      (27,734)      138,792    1,080,199
        Equity securities,
         available-for-sale                   113           --            (26)          --           --            --           87
        Separate account assets             1,613           --             95           92          (87)           96        1,809
                                      -----------  -----------  -------------  -----------  -----------  ------------  -----------
              Total financial assets  $   974,078  $      (204) $      (2,938) $        92  $   (27,821) $    138,888  $ 1,082,095
                                      ===========  ===========  =============  ===========  ===========  ============  ===========

----------
    (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

    (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2016:

                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                            PURCHASES        SALES          SETTLEMENTS        NET
                                                         --------------   --------------  --------------  --------------
        Fixed maturity securities, available-for-sale:
         Corporate securities                            $      274,260   $       (6,784) $     (127,167) $      140,309
         Asset-backed securities                                    579               --          (2,013)         (1,434)
         RMBS                                                        --               --             (83)           (83)
                                                         --------------   --------------  --------------  --------------
           Total fixed maturity securities, available-
            for-sale                                            274,839           (6,784)       (129,263)        138,792
        Separate account assets                                     192              (90)             (6)             96
                                                         --------------   --------------  --------------  --------------
            Total financial assets                       $      275,031   $       (6,874) $     (129,269) $      138,888
                                                         ==============   ==============  ==============  ==============

    Transfers of securities among the levels occur at the beginning of the reporting period.

    There were no transfers between Level 1 and Level 2 for the years ended December 31, 2017 and 2016.

    There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2017 and 2016.

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

                                            TOTAL REALIZED AND UNREALIZED
                                             (GAINS) LOSSES INCLUDED IN:
                                           -------------------------------
                                                               OTHER
                             BALANCE AT                     COMPREHENSIVE
                             BEGINNING       NET INCOME        INCOME                                       BALANCE AT
                              OF YEAR           (1)            (LOSS)         ISSUANCES     SETTLEMENTS    END OF YEAR
                           --------------  --------------  ---------------  -------------  -------------  -------------
      Policy and contract
        account balances   $      262,102  $      319,262  $            --  $     218,732  $    (397,630) $     402,466
      Future policy and
        contract benefits          34,283         (17,795)              --             --          1,010         17,498
                           --------------  --------------  ---------------  -------------  -------------  -------------
          Total financial
            liabilities    $      296,385  $      301,467  $            --  $     218,732  $    (396,620) $     419,964
                           ==============  ==============  ===============  =============  =============  =============

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

    There were no transfers in to or out of Level 3 for the year ended December 31, 2017.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

                                              TOTAL REALIZED AND
                                              UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                          ---------------------------
                                                            OTHER
                             BALANCE AT        NET      COMPREHENSIVE   TRANSFERS    TRANSFERS                    BALANCE
                             BEGINNING       INCOME        INCOME         IN TO       OUT OF                     AT END OF
                              OF YEAR          (1)         (LOSS)        LEVEL 3      LEVEL 3     SETTLEMENTS      YEAR
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
      Policy and contract
       account balances     $    102,696  $    159,406  $          --  $        --  $        --  $          --  $   262,102
      Future policy and
       contract benefits          54,512       (20,182)            --           --           --            (47)      34,283
                            ------------  ------------  -------------  -----------  -----------  -------------  -----------
         Total financial
          liabilities       $    157,208  $    139,224  $          --  $        --  $        --  $         (47) $   296,385
                            ============  ============  =============  ===========  ===========  =============  ===========

----------
      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2017:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            65 bps - 189 bps
      Corporate securities        $  1,305,957   Discounted cash flow    U.S. Treasuries (1)            (117 bps)

                                                                         Yield/spread to           68 bps - 1,309 bps
      Asset-backed securities           52,987   Discounted cash flow    U.S. Treasuries (1)            (233 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)         2012 IAM table
       account balances           $    402,466      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         2012 IAM table
       benefits                         17,498      Option pricing       Lapse rates (3)               0% to  18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                           spread (7)                    0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2016:

                                                                                                         RANGE
    LEVEL 3 INSTRUMENT             FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT      (WEIGHTED AVERAGE)
    ----------------------------  ------------  -----------------------  ----------------------  ----------------------
    Fixed maturity securities,
     available-for-sale:

                                                                         Yield/spread to            72 bps - 206 bps
      Corporate securities        $  1,041,343   Discounted cash flow    U.S. Treasuries (1)            (135 bps)

                                                                         Yield/spread to           87 bps - 1,207 bps
      Asset-backed securities           38,833   Discounted cash flow    U.S. Treasuries (1)            (193 bps)

    Liabilities:

      Policy and contract                        Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
       account balances           $    262,102      Option pricing       Lapse rates (3)               0% to 16%
                                                      techniques         Market volatility (6)         0% to 30%

      Future policy and contract                 Discounted cash flow/   Mortality rates (2)         Annuity 2000 table
       benefits                         34,283      Option pricing       Lapse rates (3)               0% to 18%
                                                      techniques         Utilization rates (4)         0% to 100%
                                                                         Withdrawal rates (5)          0% to   7%
                                                                         Market volatility (6)         0% to  20%
                                                                         Nonperformance risk
                                                                          spread (7)                      0.2%

----------
    (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

    (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

    (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

    (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

    (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

    (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

    (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

    The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

    For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

    For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

    The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2017 and 2016.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                  DECEMBER 31, 2017
                                      -------------------------------------------------------------------------
                                        CARRYING
                                          VALUE                              FAIR VALUE
                                      -------------  ----------------------------------------------------------
                                          TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                      -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net           $   3,042,230  $          --  $          --  $   3,045,821  $   3,045,821
        Policy loans                        474,133             --             --        572,334        572,334

       Liabilities:
        Deferred annuities            $   2,325,831  $          --  $          --  $   2,328,321  $   2,328,321
        Other fund deposits               2,197,565             --             --      2,183,873      2,183,873
        Supplementary contracts
        without life contingencies          125,920             --             --        125,920        125,920
        Annuity certain contracts            95,803             --             --         99,822         99,822
        Short-term debt                      20,000             --             --         20,000         20,000
        Long-term debt                      468,000             --             --        470,880        470,880
        Separate account liabilities     16,731,642      4,904,223     11,826,533            886     16,731,642

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

                                                                 DECEMBER 31, 2016
                                     -------------------------------------------------------------------------
                                       CARRYING
                                         VALUE                              FAIR VALUE
                                     -------------  ----------------------------------------------------------
                                         TOTAL         LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                     -------------  -------------  -------------  -------------  -------------
       Assets:
        Mortgage loans, net          $   2,544,437  $          --  $          --  $   2,527,742  $   2,527,742
        Policy loans                       426,971             --             --        515,602        515,602

       Liabilities:
        Deferred annuities           $   2,158,937  $          --  $          --  $   2,259,518  $   2,259,518
        Other fund deposits              2,200,721             --             --      2,186,511      2,186,511
        Supplementary contracts
        without life contingencies         117,206             --             --        117,206        117,206
        Annuity certain contracts           85,785             --             --         88,408         88,408
        Short-term debt                     50,000             --             --         50,000         50,000
        Long-term debt                     468,000             --             --        470,628        470,628
        Separate account liabilities    14,039,115      3,932,516     10,104,790          1,809     14,039,115

    Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

    The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2017 and 2016 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

    The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

    The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

    Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

    The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

    The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

    The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $2,020,098 and $1,727,155 agency backed RMBS, and $53,307 and $51,144 non-agency backed RMBS as of December 31, 2017 and 2016, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2017 was $505 with unrealized losses totaling $28. The fair value of the Company's subprime securities as of December 31, 2016 was $3,273 with unrealized losses totaling $48.

    The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

    The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $544,767 and $552,488 as of December 31, 2017 and 2016, respectively.

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2017                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     480,172  $      15,432  $         532  $        (368) $     495,440
       Agencies not backed by the full faith and
        credit of the U.S. government                   834,859         34,335            958             --        868,236
       Foreign government securities                     33,421          3,073              1             --         36,493
       Corporate securities                           9,936,251        516,982         16,632           (646)    10,437,247
       Asset-backed securities                          589,719         15,446          1,386            (99)       603,878
       CMBS                                           1,572,057         25,509          4,574           (814)     1,593,806
       RMBS                                           1,996,512         76,526          2,076         (2,443)     2,073,405
                                                  -------------  -------------  -------------  -------------  -------------
         Total fixed maturity securities,
           available-for-sale                        15,442,991        687,303         26,159         (4,370)    16,108,505
       Equity securities, available-for-sale            456,162         92,991          4,386             --        544,767
                                                  -------------  -------------  -------------  -------------  -------------
             Total                                $  15,899,153  $     780,294  $      30,545  $      (4,370) $  16,653,272
                                                  =============  =============  =============  =============  =============

----------
    (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                     GROSS          GROSS
                                                    AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
       DECEMBER 31, 2016                              COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
       -----------------------------------------  -------------  -------------  -------------  -------------  -------------
       U.S. government securities                 $     275,240  $      18,900  $         762  $        (161)  $     293,539
       Agencies not backed by the full faith and
        credit of the U.S. government                   813,892         15,827          9,384             --         820,335
       Foreign government securities                     33,244          3,820             --             --          37,064
       Corporate securities                           8,732,000        318,757         94,430         (2,222)      8,958,549
       Asset-backed securities                          464,388         13,940          5,616           (127)        472,839
       CMBS                                           1,382,327         27,739         13,657         (2,486)      1,398,895
       RMBS                                           1,694,754         84,354          2,453         (1,644)      1,778,299
                                                  -------------  -------------  -------------  -------------   -------------
            Total fixed maturity securities,
             available-for-sale                      13,395,845        483,337        126,302         (6,640)     13,759,520
       Equity securities, available-for-sale            489,747         69,387          6,646             --         552,488
                                                  -------------  -------------  -------------  -------------   -------------
                 Total                            $  13,885,592  $     552,724  $     132,948  $      (6,640)  $  14,312,008
                                                  =============  =============  =============  =============   =============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

    The amortized cost and fair value of fixed maturity securities at December 31, 2017, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE
                                                    --------------------------------
                                                       AMORTIZED          FAIR
                                                         COST             VALUE
                                                    ---------------  ---------------
       Due in one year or less                      $       304,425  $       308,279
       Due after one year through five years              2,340,398        2,459,888
       Due after five years through ten years             3,585,640        3,695,615
       Due after ten years                                5,054,240        5,373,634
                                                    ---------------  ---------------
                                                         11,284,703       11,837,416
       Asset-backed and mortgage-backed securities        4,158,288        4,271,089
                                                    ---------------  ---------------
         Total                                      $    15,442,991  $    16,108,505
                                                    ===============  ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     40,034  $     40,175  $        141            25
       Agencies not backed by the full faith and
        credit of the U.S. government                   74,124        74,705           581            26
       Foreign government securities                       217           218             1             1
       Corporate securities                            724,615       731,655         7,040           192
       Asset-backed securities                         167,513       168,326           813            62
       CMBS                                            424,372       426,822         2,450            32
       RMBS                                            280,077       281,317         1,240            49
       Equity securities, available-for-sale            44,274        47,398         3,124            48

                                                                    DECEMBER 31, 2017
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     17,171  $     17,562  $        391            11
       Agencies not backed by the full faith and
        credit of the U.S. government                   20,049        20,426           377            12
       Corporate securities                            413,112       422,727         9,615            70
       Asset-backed securities                          42,921        43,494           573            18
       CMBS                                             76,703        78,829         2,126            21
       RMBS                                             43,349        44,305           956            45
       Equity securities, available-for-sale             6,141         7,403         1,262            10

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                    LESS THAN 12 MONTHS
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $     36,201  $     36,939  $        738            29
       Agencies not backed by the full faith and
        credit of the U.S. government                  301,927       311,311         9,384            57
       Corporate securities                          2,130,839     2,200,276        69,437           373
       Asset-backed securities                         148,534       153,356         4,822            45
       CMBS                                            507,346       520,159        12,813            52
       RMBS                                            189,365       191,613         2,248            44
       Equity securities, available-for-sale            86,721        90,679         3,958            68

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                    DECEMBER 31, 2016
                                                  ------------------------------------------------------
                                                                   12 MONTHS OR GREATER
                                                  ------------------------------------------------------
                                                                               UNREALIZED
                                                                               LOSSES AND
                                                                 AMORTIZED      OTTI IN       SECURITY
                                                   FAIR VALUE      COST           AOCL         COUNT
                                                  ------------  ------------  ------------  ------------
       U.S. government securities                 $        830  $        854  $         24             1
       Corporate securities                            300,129       325,122        24,993            69
       Asset-backed securities                          15,833        16,627           794             6
       CMBS                                             19,830        20,695           865             8
       RMBS                                             17,289        17,930           641            24
       Equity securities, available-for-sale            26,683        29,371         2,688            25

    For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2017, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

    The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2017.

    U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

    Foreign government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company believes the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

    Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

    The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2017, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

    The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. Fluctuations in the U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2017, 97.4% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2017, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 99.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    Equity securities with unrealized losses at December 31, 2017 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

    At December 31, 2017 and 2016, fixed maturity securities and cash equivalents with a carrying value of $23,579 and $21,694, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

    The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $3,042,230 and $2,544,437 at December 31, 2017 and 2016, respectively.

    The Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and Securian Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus).

    The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $122,700 and $132,500 were sold during 2017 and 2016, respectively.

    The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                           2017             2016
                                      ---------------  ---------------
       Industrial                     $       970,256  $       855,885
       Office buildings                       477,378          416,303
       Retail facilities                      739,360          610,197
       Apartment                              582,232          406,102
       Other                                  273,004          255,950
                                      ---------------  ---------------
         Total                        $     3,042,230  $     2,544,437
                                      ===============  ===============

    If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

    A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2017              2016             2015
                                               ---------------   ---------------  --------------
       Balance at beginning of year            $         2,620   $         2,431  $        2,270
         Addition to (release of) allowance               (999)              189             161
         Write-downs, net of recoveries                     --                --              --
                                               ---------------   ---------------  --------------
       Balance at end of year                  $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

       End of year valuation allowance basis:
         Specific allowance                    $           204   $         1,700  $        1,485
         General allowance                               1,417               920             946
                                               ---------------   ---------------  --------------
       Total valuation allowance               $         1,621   $         2,620  $        2,431
                                               ===============   ===============  ==============

    As of December 31, 2017, the Company had two loans with a total carrying value of $1,426, net of a $204 specific valuation allowance. The two loans were held in the office class. For those two loans, the interest income recognized for the year ended December 31, 2017 was $74. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2017. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2017.

    As of December 31, 2016, the Company had four loans with a total carrying value of $11,896, net of a $1,700 specific valuation allowance. The four loans were held in the office and retail facilities classes. For those four loans, the interest income recognized for the year ended December 31, 2016 was $839. The four loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2016. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2016.

    As of December 31, 2017, the Company had no delinquent mortgage loans.

    The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

    As of December 31, 2017 and 2016, there were no nonperforming loans.

    Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

    The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                    2017             2016            2015
                                               ---------------  ---------------  --------------
       Number of properties acquired                        --               --               1
       Carrying value of mortgage loans prior
         to real estate acquisition            $            --  $            --  $        5,300
       Loss recognized upon acquisition in
         satisfaction of debt                               --               --              --

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    ALTERNATIVE INVESTMENTS

    Alternative investments primarily consist of private equity funds, mezzanine debt funds and hedge funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

    The Company's composition of alternative investments by type were as follows:


                                                  DECEMBER 31, 2017                DECEMBER 31, 2016
                                          -------------------------------   --------------------------------
                                            CARRYING          PERCENT          CARRYING         PERCENT
                                              VALUE           OF TOTAL           VALUE          OF TOTAL
                                          --------------  ---------------   ---------------  ---------------
       Alternative investments:
         Private equity funds             $      412,350             64.3%  $       381,860             61.3%
         Mezzanine debt funds                    228,561             35.6%          240,221             38.6%
         Hedge funds                                 411              0.1%              595              0.1%
                                          --------------  ---------------   ---------------  ---------------
           Total alternative investments  $      641,322            100.0%  $       622,676            100.0%
                                          ==============  ===============   ===============  ===============

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31 was as follows:

                                                           2017              2016              2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $       611,400   $       576,244   $      544,543
       Equity securities, available-for-sale                   21,516            17,677           16,097
       Mortgage loans                                         126,620           116,034          104,155
       Policy loans                                            27,032            26,019           26,120
       Cash equivalents                                         1,796               416               33
       Alternative investments                                 22,768            13,217           21,009
       Derivative instruments                                    (627)               60               63
       Other invested assets                                    5,760             3,001            2,397
                                                      ---------------   ---------------   --------------
         Gross investment income                              816,265           752,668          714,417
       Investment expenses                                    (29,583)          (26,492)         (25,280)
                                                      ---------------   ---------------   --------------
         Total                                        $       786,682   $       726,176   $      689,137
                                                      ===============   ===============   ==============

    NET REALIZED INVESTMENT GAINS (LOSSES)

    Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                           2017              2016             2015
                                                      ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale  $        21,944   $        13,208   $      (25,713)
       Equity securities, available-for-sale                   23,238             4,426            7,912
       Mortgage loans                                             999              (189)            (377)
       Alternative investments                                 51,618            25,822           41,761
       Derivative instruments                                 (55,289)          (47,899)         (22,363)
       Other invested assets                                   10,015                86             (956)
       Securities held as collateral                               --                --            9,379
                                                      ---------------   ---------------   --------------
         Total                                        $        52,525   $        (4,546)  $        9,643
                                                      ===============   ===============   ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

    Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                            2017              2016              2015
                                                       ---------------   ---------------   --------------
       Fixed maturity securities, available-for-sale:
         Gross realized gains                          $        51,510   $        44,363   $       19,557
         Gross realized losses                                 (22,013)          (30,378)         (28,701)
       Equity securities, available-for-sale:
         Gross realized gains                                   35,411            20,591           24,828
         Gross realized losses                                 (11,342)          (15,587)         (16,003)
       Alternative investments:
         Gross realized gains                                   38,304            33,761           39,112
         Gross realized losses                                    (777)             (308)            (556)

    Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                            2017             2016             2015
                                                       ---------------  ---------------  --------------
       Fixed maturity securities, available-for-sale:
         US government securities                      $           709  $           654  $           --
         Corporate securities                                    6,523              123          16,569
         Asset-backed securities                                   321               --              --
       Equity securities, available-for-sale                       831              578             913
                                                       ---------------  ---------------  --------------
           Total other-than-temporary impairments      $         8,384  $         1,355  $       17,482
                                                       ===============  ===============  ==============

    The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                        2017              2016              2015
                                                                   ---------------   ---------------   ---------------
       Balance at beginning of year                                $        12,824   $        29,329   $        17,436
       Additions:
         Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                 7,553               777            16,569
         Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                     --                --                --
       Reductions:
         Due to sales (or maturities, pay downs, or prepayments)
           during the period of securities previously credit loss
           OTTI impaired                                                    (9,259)          (17,282)           (4,676)
                                                                   ---------------   ---------------   ---------------
       Balance at end of year                                      $        11,118   $        12,824   $        29,329
                                                                   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS

    Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

    Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                                DECEMBER 31, 2017                        DECEMBER 31, 2016
                                                       --------------------------------------  -------------------------------------
                                                                            FAIR VALUE                             FAIR VALUE
       PRELIMINARY                                                    -----------------------                -----------------------
       UNDERLYING RISK                                   NOTIONAL                 LIABILITIES    NOTIONAL                LIABILITIES
       EXPOSURE                  INSTRUMENT TYPE          AMOUNT        ASSETS        (1)         AMOUNT       ASSETS        (1)
       -------------------  -------------------------  -------------  ----------  -----------  ------------  ----------  -----------
       Interest rate        Interest rate swaps        $     411,500  $   21,527  $        53  $    431,500  $   27,067  $        53
                            Interest rate swaptions        2,908,000       4,493           --     1,496,000       7,488           --
                            Interest rate futures            366,550          10           10       355,200          10           10
                            Interest rate caps               100,000          --           --       100,000          48           --
                            TBAs                              31,045      31,714           --        18,520      18,847           --
       Foreign currency     Foreign currency swaps                --          --           --        17,000       4,562           --
                            Foreign currency forwards             --          --           --       218,460          --          721
       Equity market        Equity futures                   418,431           3            3       474,675           5            5
                            Equity options                10,005,878     443,247      111,280     7,260,013     307,116       70,695
                                                        ------------  ----------  -----------  ------------  ----------  -----------
         Total derivatives                              $ 14,241,404  $  500,994  $   111,346  $ 10,371,368  $  365,143  $    71,484
                                                        ============  ==========  ===========  ============  ==========  ===========

----------
    (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

    The Company has steadily increased the volume of derivatives trading throughout 2017 and 2016. This is evident through the increase in notional amounts in 2017.

    The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

    Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

    Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

    Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

    The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

    Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

    Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain indexed universal life products offered by the Company.

    Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products which allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

    Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

    The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                             DECEMBER 31, 2017
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $            3,233  $            (46) $           --
       Interest rate swaptions                          (3,209)               --              --
       Interest rate futures                             5,446                --              70
       Interest rate caps                                  366              (414)             --
       TBAs                                               (184)               --              --
       Foreign currency swaps                             (670)               54              --
       Foreign currency forwards                         1,873              (221)             --
       Equity futures                                  (64,389)               --          27,484
       Equity options                                  (14,540)               --         280,757
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (72,074) $           (627) $      308,311
                                            ==================  ================  ==============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                             DECEMBER 31, 2016
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           10,404  $            (69) $           --
       Interest rate swaptions                             162                --              --
       Interest rate futures                            (5,188)               --              (2)
       Interest rate caps                                  300              (415)             --
       TBAs                                                697                --              --
       Foreign currency swaps                             (577)              553              --
       Foreign currency forwards                          (749)               (9)             --
       Equity futures                                  (58,675)               --          13,181
       Equity options                                  (14,502)               --          75,832
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $          (68,128) $             60  $       89,011
                                            ==================  ================  ==============

                                                              DECEMBER 31, 2015
                                            ----------------------------------------------------
                                               NET REALIZED
                                             INVESTMENT GAINS    NET INVESTMENT    POLICYHOLDER
                                                 (LOSSES)            INCOME          BENEFITS
                                            ------------------  ----------------  --------------
       Interest rate swaps                  $           15,753  $            (74) $           --
       Interest rate swaptions                             949                --              --
       Interest rate futures                            (7,354)               --               1
       Interest rate caps                                   42              (414)             --
       TBAs                                                994                --              --
       Foreign currency swaps                             (158)              562              --
       Foreign currency forwards                           146               (11)             --
       Equity futures                                  (15,982)               --           2,106
       Equity options                                   (4,150)               --         (50,096)
                                            ------------------  ----------------  --------------
       Total gains (losses) recognized in
         income from derivatives            $           (9,760) $             63  $      (47,989)
                                            ==================  ================  ==============

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the form of securities amounting to $367,297 and $268,560 at December 31, 2017 and 2016, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2017, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $30,240 and $24,765 at December 31, 2017 and 2016, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet.

    EMBEDDED DERIVATIVES

    The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and interest credits on both fixed indexed annuity and indexed universal life products.

    The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2017        2016
                                                              ----------  ----------
        Embedded derivatives within annuity products:
          Minimum guaranteed withdrawal benefits              $  (15,749) $  (30,224)
          Minimum guaranteed accumulation benefits                 1,062         379
          Guaranteed payout floors                                (2,811)     (4,438)
          Fixed indexed annuity                                  (33,332)     (4,563)

        Embedded derivatives within life insurance products:
          Fixed indexed universal life                        $ (369,134) $ (257,539)

    The following table presents the changes in fair value recorded in net income related to embedded derivatives for the years ended December 31:

                                                                 2017        2016        2015
                                                              ----------  ----------  ----------
        Embedded derivatives within annuity products:
          Net realized investment gains (losses)              $   17,795  $   20,229  $  (12,603)
          Policyholder benefits                                  (27,336)        566         255

        Embedded derivatives within life insurance products:
          Policyholder benefits                               $ (291,926) $ (159,972) $   46,643

    At December 31, 2017 and 2016, fixed maturity and equity securities with a carrying value of $30,240 and $24,765, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8) VARIABLE INTEREST ENTITIES

    The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

    The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

    As of December 31, 2017 and 2016, there were no material investments or relationships that were consolidated as a VIE.

    NON-CONSOLIDATED VIES

    The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
    Note 6 for details regarding the carrying amount and classification of these assets.

    In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $641,322 and $622,676 and the maximum exposure was $982,481 and $969,904 at December 31, 2017 and 2016, respectively.

(9) NET FINANCE RECEIVABLES

    The Company's finance receivables were segmented by direct installment loans, retail installment notes and direct mail loans.

    Finance receivables as of December 31 were as follows:

                                                  2016
                                               ----------
        Direct installment loans               $  340,999
        Retail installment notes                   54,808
        Direct mail loans                          26,478
                                               ----------
          Gross finance receivables               422,285
        Accrued interest and charges                7,302
        Unearned finance charges                 (119,523)
        Allowance for losses                      (17,156)
                                               ----------
          Finance receivables, net             $  292,908
                                               ==========

    Direct installment loans consisted of discount basis loans and interest-bearing loans, and generally had a maximum term of 84 months. The retail installment notes were principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally had a maximum term of 48 months. Direct mail loans were principally originated through targeted direct mail campaigns, and generally had a maximum term of 30 months.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    All segments were reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                                     2016
                                                                                  ----------
        Direct installment loans:
         30-60 days past due                                                      $    9,076
         61-90 days past due                                                           5,659
         91 days or more past due                                                     15,520
                                                                                  ----------
          Total direct installment loans                                              30,255
        Retail installment notes:
         30-60 days past due                                                             759
         61-90 days past due                                                             425
         91 days or more past due                                                      1,169
                                                                                  ----------
          Total retail installment notes                                               2,353
        Direct mail loans:
         30-60 days past due                                                             560
         61-90 days past due                                                             376
         91 days or more past due                                                      1,037
                                                                                  ----------
          Total direct mail loans                                                      1,973
                                                                                  ----------
            Total finance receivables past due, net of unearned finance charges   $   34,581
                                                                                  ==========

        Percentage of finance receivables, net of unearned finance charges              11.4%

    The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.5% at December 31, 2016.

    Changes in the allowance for losses for the years ended December 31 were as follows:

                                          2017         2016           2015
                                      ------------  ------------  ------------
        Balance at beginning of year  $     17,156  $     16,338  $     15,789
        Provision for credit losses          5,286        19,646        16,832
        Charge-offs                         (7,662)      (26,044)      (22,399)
        Recoveries                           2,181         7,216         6,116
        Sale of subsidiary                 (16,961)           --            --
                                      ------------  ------------  ------------
        Balance at end of year        $         --  $     17,156  $     16,338
                                      ============  ============  ============

    The following table provides additional information about the allowance for losses as of December 31:


                                                                             2016
                                                                         -----------
        Non-impaired gross finance receivables:
         Gross receivables balance                                       $   416,214
         General reserves                                                     16,909

        Impaired gross finance receivables (including TDRs):
         Gross receivables balance                                       $     6,071
         General reserves                                                        247

    All loans, excluding TDRs, deemed to be impaired were placed on non-accrual status. The Company had no impaired loans at December 31, 2016.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    Net investment in receivables on which the accrual of finance charges and interest were suspended and which were being accounted for on a cash basis as of December 31:

                                           2016
                                        ----------
        Non-accrual balances:
         Direct installment loans       $   25,979
         Retail installment notes            1,150
         Direct mail loans                   1,600
                                        ----------
          Total non-accrual balances    $   28,729
                                        ==========

    There were no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2016.

    Loans classified as TDRs were $6,071 at December 31, 2016. The number of loans classified as TDR accounts were 2,732 at December 31, 2016. For the year ended December 31, 2016, the Company modified $9,693 of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2016, $2,689 subsequently experienced a payment default, during 2016. The Company recognized interest income of $1,041 and $1,240 from loans classified as TDRs for the years ended December 31, 2016 and 2015, respectively.

    The Company monitored the credit quality of its financing receivables by loan segment. Within the loan segments, there were borrower types that included new, existing, former, refinance and retail borrowers. New borrowers included first-time customers where the Company had limited lending and repayment history and would generally had a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally had the lowest credit risk profile as the Company already had an established lending and repayment history with these customers. Refinance borrowers included customers that have borrowed less than 10% of the current loan balance. The refinance borrower type included a segment of TDR loans that had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have had a higher credit risk as the borrower had previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers included customers that were typically first-time customers. The risk profile was lower with this type of first-time customer as a result of the security associated with the account. The Company also monitored credit risk by continually tracking customer payment performance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2016. The Company's credit risk profiles were based on customer type, customer creditworthiness, and customer performance.

                                                                             2016
                                                                         ------------
        Customer type:
         New borrower                                                    $     63,409
         Former borrower                                                       29,143
         Existing borrower                                                    266,698
         Refinance borrower                                                     8,227
         Retail borrower                                                       54,808
                                                                         ------------
          Total gross finance receivables                                $    422,285
                                                                         ============

        Customer creditworthiness:
         Non-bankrupt gross finance receivables:
         Direct installment loans                                        $    339,769
         Retail installment notes                                              54,676
         Direct mail borrower                                                  26,460
                                                                         ------------
          Total non-bankrupt gross finance receivables                        420,905
         Bankrupt gross finance receivables:
         Direct installment loans                                               1,230
         Retail installment notes                                                 132
         Direct mail borrower                                                      18
                                                                         ------------
          Total bankrupt gross finance receivables                              1,380
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

        Customer payment performance:
         Direct installment loans:
         Contractually performing, current to 30 days past due           $    301,332
         Contractually performing, 31 to 60 days past due                      12,492
         Contractually nonperforming, 61 or more days past due                 27,175
                                                                         ------------
          Total direct installment loans                                      340,999
         Retail installment notes:
         Contractually performing, current to 30 days past due                 51,911
         Contractually performing, 31 to 60 days past due                         983
         Contractually nonperforming, 61 or more days past due                  1,914
                                                                         ------------
          Total retail installment notes                                       54,808
         Direct mail loans:
         Contractually performing, current to 30 days past due                 24,048
         Contractually performing, 31 to 60 days past due                         714
         Contractually nonperforming, 61 or more days past due                  1,716
                                                                         ------------
          Total direct mail loans                                              26,478
                                                                         ------------
           Total gross finance receivables                               $    422,285
                                                                         ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

    Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                 2017          2016           2015
                                                             ------------  -------------  ------------
        Computed income tax expense                          $    148,371  $      97,361  $    120,459
        Difference between computed and actual tax expense:
          Dividends received deduction                            (28,919)       (28,059)      (23,286)
          Tax credits                                              (5,480)        (4,562)       (3,639)
          Tax Cuts and Jobs Act of 2017 adjustment               (117,106)            --            --
          Expense adjustments and other                            (1,495)          (175)          646
                                                             ------------  -------------  ------------
            Total income tax expense (benefit)               $     (4,629) $      64,565  $     94,180
                                                             ============  =============  ============

    The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                  2017          2016
                                                              ------------  -------------
        Deferred tax assets:
         Policyholder liabilities                             $    134,066  $     119,292
         Pension, postretirement and other benefits                 15,025         21,580
         Tax deferred policy acquisition costs                     160,636        245,525
         Deferred gain on individual disability coinsurance            968          2,270
         Other                                                       5,046         19,242
                                                              ------------  -------------
           Gross deferred tax assets                               315,741        407,909

        Deferred tax liabilities:
         Policyholder liabilities                                   44,186             --
         Deferred policy acquisition costs                         240,481        378,655
         Premiums                                                   13,814         21,956
         Real estate and property and equipment depreciation         7,020          7,058
         Basis difference on investments                            12,892         20,276
         Net realized capital gains                                  7,510          1,093
         Net unrealized capital gains                              171,918        149,246
         Ceding commissions and goodwill                             9,044         14,189
         Other                                                      19,116         33,844
                                                              ------------  -------------
           Gross deferred tax liabilities                          525,981        626,317
                                                              ------------  -------------
             Net deferred tax liability                       $    210,240  $     218,408
                                                              ============  =============

    As of December 31, 2017 and 2016, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

    There were no changes in deferred tax asset valuation allowance for the years ended December 31, 2017, 2016, and 2015.

    At December 31, 2017, the Company had no capital loss carryforwards.

    Income taxes paid for the years ended December 31, 2017, 2016 and 2015, were $114,126, $81,774 and $53,003, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

    A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2017          2016
                                                                  ------------  ------------
        Balance at beginning of year                              $      4,067  $      2,712
        Additions based on tax positions related to current year         1,178         1,134
        Additions (reductions) for tax positions of prior years           (788)          221
                                                                  ------------  ------------
        Balance at end of year                                    $      4,457  $      4,067
                                                                  ============  ============

    Included in the balance of unrecognized tax benefits at December 31, 2017 are potential benefits of $4,457 that, if recognized, would affect the effective tax rate on income from operations.

    As of December 31, 2017, accrued interest and penalties of $147 are recorded as current income tax liabilities on the consolidated balance sheets and $30 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

    At December 31, 2017, the Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

    On December 22, 2017, H.R. 1 (the "Tax Cuts and Jobs Act " or "New Tax Law") was signed into law. The New Tax Law, which is generally effective on January 1, 2018, provides for a reduction in the top corporate tax rate from 35 percent to 21 percent (enacted rate), provides new rules prohibiting carrybacks of life insurance company operating losses for losses incurred after 2017, changes insurance company reserving and many other insurance company tax accounting rules, and includes other provisions that will have a substantial impact on all forms of taxable and non-taxable entities alike.

    The Financial Accounting Standards Board Accounting Standards Codification 740 (ASC 740) requires companies to recognize the effect of tax law changes in the period of enactment by re-measuring deferred tax assets and liabilities to the enacted rate. Recognizing the limited time companies had to react to the complex provisions of the New Tax Law, the Securities Exchange Commission staff issued Staff Accounting Bulletin 118 (SAB 118), which provides guidance on accounting for the tax effects of the New Tax Law. SAB 118 provides a measurement period that should not extend beyond one year from the New Tax Law enactment date for companies to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the New Tax Law for which the accounting under ASC 740 is complete. To the extent that a company's accounting for certain income tax effects of the New Tax Law is incomplete, but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the New Tax Law.

    The Company applied SAB 118 in completing its year-end accounting, including re-measuring deferred tax assets and liabilities at December 22, 2017. Any subsequent adjustment during the 12-month measurement period will be included in income from operations as an adjustment to income tax expense in 2018. The re-measurement under the New Tax Law and guidance in SAB 118 resulted in a reduction to total income tax expense of $117,106, which included certain provisional amounts under SAB 118.

    A provisional amount of $44,186 increased the tax reserve deferred tax asset from policyholder reserve changes and an identical amount increased the eight-year-spread deferred tax liability on policyholder reserve changes. The provisional amount was computed using estimated methods and will be completed upon the production of the final seriatim tax reserves that reflect the New Law requirements. Additionally, the Company had other provisionally determined amounts that were immaterial.

    The Company also has other undetermined items under SAB 118 that the Company has not been able to fully assess as of December 31, 2017, and as a result has not recognized any provisional impact. The impact of these items is expected to be immaterial to the financial position of the Company.

    During 2017, Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) received a refund of tax related to its amended 2014 return. The IRS chose not to audit the 2014 consolidated return and has not stated their intention to audit the 2014 amended return. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended return will not have a material impact on its financial position. The IRS has not stated its intention to audit MMC's 2015 or 2016 consolidated tax returns.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

    The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, prior to March 31, 2017, the Company had a subsidiary that had a non-contributory defined benefit plan covering all the employees of the subsidiary who were 21 years of age or older and had completed one year of service. Benefits were based upon years of participation and the employee's average monthly compensation.

    The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS             OTHER BENEFITS
                                                  --------------------------  --------------------------
                                                      2017          2016          2017          2016
                                                  ------------  ------------  ------------  ------------
        Change in benefit obligation:
        Benefit obligation at beginning of year   $     78,113  $     75,700  $      5,181  $      5,814
        Service cost                                       353         1,332           193           205
        Interest cost                                    2,286         3,301           195           232
        Actuarial loss (gain)                            2,556           899          (423)         (825)
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (32,336)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Benefit obligation at end of year         $     48,093  $     78,113  $      4,951  $      5,181
                                                  ============  ============  ============  ============

        Change in plan assets:
        Fair value of plan assets at beginning
         of year                                  $     73,002  $     70,382  $         --  $         --
        Actual return on plan assets                     2,313         3,629            --            --
        Employer contribution                            2,650         2,110           195           245
        Benefits paid                                   (2,879)       (3,119)         (195)         (245)
        Sale of subsidiary                             (29,567)           --            --            --
                                                  ------------  ------------  ------------  ------------
        Fair value of plan assets at end of year  $     45,519  $     73,002  $         --  $         --
                                                  ============  ============  ============  ============

        Net amount recognized:
        Funded status                             $     (2,574) $     (5,111) $     (4,951) $     (5,181)

        Amounts recognized on the consolidated
         balance sheets:
        Accrued benefit cost                      $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ------------  ------------  ------------  ------------
        Net amount recognized                     $     (2,574) $     (5,111) $     (4,951) $     (5,181)
                                                  ============  ============  ============  ============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                        PENSION BENEFITS            OTHER BENEFITS
                                                   --------------------------  --------------------------
                                                       2017          2016          2017          2016
                                                   ------------  ------------  ------------  ------------
        Weighted average assumptions used to
         determine benefit obligations:
        Discount rate                                      3.66%         3.92%         3.66%         3.82%
        Rate of compensation increase                        --          4.00%           --            --

        Weighted average assumptions used to
         determine net periodic benefit costs:
        Expected long-term return on plan assets           4.99%         5.15%           --            --
        Discount rate                                      3.92%         4.09%         3.82%         3.95%
        Rate of compensation increase                      4.00%         4.00%           --            --

        Components of net periodic benefit cost:
        Service cost                               $        353  $      1,332  $        193  $        205
        Interest cost                                     2,286         3,301           195           232
        Expected return on plan assets                   (2,225)       (3,624)           --            --
        Prior service benefit amortization                  (20)          (79)         (276)         (276)
        Recognized net actuarial loss (gain)                578           891          (222)         (162)
                                                   ------------  ------------  ------------  ------------
        Net periodic benefit cost                  $        972  $      1,821  $       (110) $         (1)
                                                   ============  ============  ============  ============

        Other changes in plan assets and benefit
         obligations recognized in other
         comprehensive income (loss):
        Net gain (loss)                            $     (2,468) $       (894) $        423  $        825
        Amortization of net loss (gain)                     578           891          (222)         (162)
        Amortization of prior service benefit               (20)          (79)         (276)         (276)
                                                   ------------  ------------  ------------  ------------
        Total recognized in other comprehensive
         income (loss)                             $     (1,910) $        (82) $        (75) $        387
                                                   ============  ============  ============  ============

        Amounts recognized in accumulated other
         comprehensive income:
        Net actuarial gain (loss)                  $    (11,352) $    (16,389) $      3,041  $      2,840
        Prior service benefit                                --           536         1,103         1,379
                                                   ------------  ------------  ------------  ------------
        Accumulated other comprehensive income
         (loss) at end of year                     $    (11,352) $    (15,853) $      4,144  $      4,219
                                                   ============  ============  ============  ============

        Accumulated benefit obligation             $     48,093  $     73,446  $      4,951  $      5,181

        Plans with accumulated benefit obligation
         in excess of plan assets:
        Projected benefit obligation               $     48,093  $     45,521
        Accumulated benefit obligation                   48,093        45,521
        Fair value of plan assets                        45,519        43,949

    Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company updated its assumptions as of December 31, 2017 and December 31, 2016 with respect to its pension and postretirement benefit obligations after a review of plan experience. The assumption changes are a component of the net actuarial gain (loss).

    The estimated net actuarial loss for the pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 is $935. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2018 are $276 and $255, respectively. In 2018, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

    Estimated future benefit payments for pension and other postretirement plans:

                            PENSION       OTHER
                           BENEFITS      BENEFITS
                         ------------  ------------
        2018             $      2,605  $        306
        2019                    2,602           281
        2020                    2,566           283
        2021                    2,629           280
        2022                    2,672           288
        2023 - 2027            14,305         1,392

    For measurement purposes, the assumed health care cost trend rates start at 6.80% in 2017 and decrease gradually to 4.40% for 2076 and remain at that level thereafter. For 2016, the assumed health care cost trend rates start at 6.60% in 2016 and decrease gradually to 4.40% for 2076 and remain at that level thereafter.

    The assumptions presented herein are based on pertinent information available to management as of December 31, 2017 and 2016. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2017 by $23 and the service cost and interest cost components of net periodic benefit costs for 2017 by $3. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2017 by $21 and the service cost and interest cost components of net periodic postretirement benefit costs for 2017 by $3.

    To determine the discount rate for each plan, the present value of expected future benefit payments used to determine the benefit obligation for each plan is calculated based on a theoretical yield curve constructed from a universe of AA rated corporate fixed maturity securities. The discount rate for each plan is the single rate which results in the same present value of obligations as that obtained using the yield curve.

    Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

    Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The target asset allocation as of December 31, 2017 is 100% to the insurance company general account investment category.

    The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                  2017          2016
                                              ------------  ------------
        Equity securities                                0%           16%
        Fixed maturity securities                        0%           24%
        Insurance company general account              100%           60%

    Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

    The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

    At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

    The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

    The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2017 and 2016. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

        Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

        Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

        Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

    The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

        DECEMBER 31, 2017                            LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Insurance company general account        $            --  $            --  $        45,519  $      45,519
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $            --  $        45,519  $      45,519
                                                 ===============  ===============  ===============  =============

        DECEMBER 31, 2016                             LEVEL 1         LEVEL 2          LEVEL 3          TOTAL
        ---------------------------------------  ---------------  ---------------  ---------------  -------------
        Investments in pooled separate accounts  $            --  $        29,053  $            --  $      29,053
        Insurance company general account                     --               --           43,949         43,949
                                                 ---------------  ---------------  ---------------  -------------
          Total financial assets                 $            --  $        29,053  $        43,949  $      73,002
                                                 ===============  ===============  ===============  =============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

    Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    INSURANCE COMPANY GENERAL ACCOUNT

    Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2017:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     43,949  $              1,570  $            --  $     45,519

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                                                 PURCHASES,
                                            BALANCE AT    TOTAL APPRECIATION     SALES AND       BALANCE AT
                                           BEGINNING OF   (DEPRECIATION) IN     SETTLEMENTS,       END OF
                                               YEAR           FAIR VALUE            NET             YEAR
                                           ------------  --------------------  ---------------  ------------
        Insurance company general account  $     42,379  $              1,570  $            --  $     43,949

    Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2017 and 2016. There were no transfers in to or out of level 3 for the years ending December 31, 2017 and 2016.

    The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

    The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2017, 2016, and 2015 of $1,426, $1,493, and $1,551, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS

    LIABILITY FOR UNPAID CLAIMS AND CLAIM LOSS ADJUSTMENT EXPENSES

    The following table provides activity in the liability for unpaid claims and loss adjustment expenses related to all insurance contracts:

                                            2017        2016 (1)      2015 (1)
                                        ------------  ------------  ------------
        Balance at January 1            $    974,905  $    998,963  $    998,008
         Less: reinsurance recoverable       554,298       596,715       644,590
                                        ------------  ------------  ------------
        Net balance at January 1             420,607       402,248       353,418
        Incurred related to:

         Current year                      2,122,998     2,114,463     2,050,232
         Prior years                          22,504        14,108        33,412
                                        ------------  ------------  ------------
        Total incurred                     2,145,502     2,128,571     2,083,644
                                        ------------  ------------  ------------
        Paid related to:

         Current year                      1,737,709     1,754,370     1,711,861
         Prior years                         374,779       355,842       322,953
                                        ------------  ------------  ------------
        Total paid                         2,112,488     2,110,212     2,034,814
                                        ------------  ------------  ------------
        Net balance at December 31           453,621       420,607       402,248
         Plus: reinsurance recoverable       530,594       554,298       596,715
                                        ------------  ------------  ------------
        Balance at December 31          $    984,215  $    974,905  $    998,963
                                        ============  ============  ============

----------
        (1) The previously issued 2016 financial statements only disclosed information for accident and health unpaid claims and loss adjustment expenses. The revised 2016 and 2015 information represents an immaterial correction of error to conform to the 2017 presentation that includes unpaid claim and claim adjustment expense information for all short-duration and long-duration contracts.

    As a result of changes in estimates of claims incurred in prior years, the unpaid claims and claim and loss adjustment expenses incurred increased by $22,504, $14,108, and $33,412 in 2017, 2016 and 2015, respectively. The amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid claims and claim and loss adjustment expenses.

    SHORT-DURATION CONTRACTS

    Certain short-duration contracts are offered within the Company's financial institution and group insurance products.

    Claim and claim adjustment expense liabilities are set using a combination of actuarial methods. The liabilities are computed using assumptions for mortality, morbidity, and other performance. These assumptions are based on the Company's experience, industry results, emerging trends and future expectations. Claim frequency is primarily based on reported claims assigned to individual claimants. Claim counts may initially include claims that do not ultimately result in a liability. These claims are omitted from claim counts once it is determined that there is no liability. The information about incurred and paid loss development for all periods preceding year ended December 31, 2017 and the related historical claims payout percentage disclosure is unaudited and is presented as supplementary information.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the liability for incurred but not reported claims plus expected development on reported claims (IBNR) and the cumulative number of individual claims reported (reported claims) by incurral year as of December 31, 2017:

     FINANCIAL INSTITUTION PRODUCTS

                                               NET CUMULATIVE INCURRED CLAIMS (1)
    INCURRAL               --------------------------------------------------------------------------                REPORTED
    YEAR                    2012 (2)     2013 (2)     2014 (2)    2015 (2)     2016 (2)       2017        IBNR        CLAIMS
    ---------------------  ----------   ----------   ----------  ----------   ----------   ----------  -----------  ----------
    2012                   $   54,455   $   54,178   $   52,935  $   52,329   $   52,167   $   52,086  $        --          22
    2013                           --       51,855       48,403      47,156       46,757       46,669          180          21
    2014                           --           --       51,766      46,894       46,420       46,291          404          20
    2015                           --           --           --      46,961       41,975       41,409          779          19
    2016                           --           --           --          --       51,259       45,830        1,779          20
    2017                           --           --           --          --           --       46,745        7,817          18
                                                                                           ----------
       Total                                                                               $  279,030
                                                                                           ==========

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                  NET CUMULATIVE PAID CLAIMS (1)
    INCURRAL                                    ------------------------------------------------------------------
    YEAR                                          2012 (2)    2013 (2)   2014 (2)    2015 (2)   2016 (2)     2017
    ------------------------------------------  ---------   ---------  ---------   --------   ---------  ---------
    2012                                        $  30,050   $  43,790  $  47,852   $ 50,285   $  51,341  $  51,872
    2013                                               --      26,544     39,328     43,037      44,916     45,849
    2014                                               --          --     27,811     39,051      42,496     44,467
    2015                                               --          --         --     23,864      34,412     37,767
    2016                                               --          --         --         --      26,886     38,171
    2017                                               --          --         --         --          --     24,015
                                                                                                         ---------
       Total                                                                                             $ 242,141
                                                                                                         =========

    Outstanding liabilities prior to 2012                                                                $     162

    Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                       $  37,051

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information from 2012 - 2016 has been updated to conform with 2017 presentation which includes certain short-duration contracts that were excluded for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by product and by incurral year are summarized below along with the IBNR liability and the reported claims by incurral year as of December 31, 2017

     GROUP INSURANCE PRODUCTS

                                              NET CUMULATIVE INCURRED CLAIMS (1)
     INCURRAL            ------------------------------------------------------------------------------                REPORTED
     YEAR                  2012 (2)     2013 (2)     2014 (2)     2015 (2)    2016 (2)        2017           IBNR       CLAIMS
     ------------------  -----------  -----------  -----------  -----------  -----------  -------------   ----------  ----------
     2012                $ 1,079,158  $ 1,084,290  $ 1,088,187  $ 1,088,815  $ 1,088,798  $   1,089,450   $       --          41
     2013                         --    1,228,500    1,223,119    1,223,988    1,223,498      1,223,688           --          44
     2014                         --           --    1,314,365    1,296,503    1,296,691      1,298,118           --          47
     2015                         --           --           --    1,554,355    1,538,148      1,540,448          698          52
     2016                         --           --           --           --    1,570,311      1,558,510        2,793          54
     2017                         --           --           --           --           --      1,545,168       66,337          44
                                                                                          -------------
        Total                                                                             $   8,255,382
                                                                                          =============

----------
     (1)  2012 -- 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                               NET CUMULATIVE PAID CLAIMS (1)
     INCURRAL                         ----------------------------------------------------------------------------------
     YEAR                               2012 (2)      2013 (2)      2014 (2)      2015 (2)     2016 (2)         2017
     -------------------------------  ------------  ------------  ------------  ------------  -----------   ------------
     2012                             $    909,427  $  1,071,143  $  1,078,645  $  1,083,489  $ 1,086,317   $  1,087,240
     2013                                       --     1,033,152     1,205,189     1,214,799    1,219,482      1,221,173
     2014                                       --            --     1,113,019     1,277,315    1,289,281      1,294,673
     2015                                       --            --            --     1,291,045    1,517,267      1,530,861
     2016                                       --            --            --            --    1,296,222      1,534,885
     2017                                       --            --            --            --           --      1,257,210
                                                                                                            ------------
        Total                                                                                               $  7,926,042
                                                                                                            ============

     Outstanding liabilities prior to 2012                                                                  $      2,107

     Liabilities for unpaid losses and loss adjustment expenses, net of reinsurance                         $    331,447

----------
     (1)  2012 - 2016 unaudited.
     (2) Information for 2012 - 2016 has been updated to conform with 2017 presentation which excludes certain long-duration features of insurance contracts that had been included for 2016 reporting.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

     SHORT-DURATION CONTRACTS (CONTINUED)

     The reconciliation by product of the liability for pending policy and contract claims relating to short-duration contracts to the total liability for pending policy and contract claims on the consolidated balance sheet as of December 31, 2017 is as follows:

                                                                                  FINANCIAL         GROUP
                                                                                 INSTITUTION      INSURANCE
                                                                                  PRODUCTS         PRODUCTS        TOTAL
                                                                                -------------   -------------   ------------
     Liability for short-duration pending policy and contract claims, net of    $      37,051   $     331,447   $    368,498
        reinsurance
     Reinsurance recoverable on pending policy and contract claims                      7,697         115,031        122,728
     Less: other liabilities (1)                                                       30,922          23,537         54,459
                                                                                -------------   -------------   ------------
        Short-duration claims recorded within pending policy and contract       $      13,826   $     422,941        436,767
          claims on the consolidated balance sheet                              =============   =============
     Long-duration pending policy and contract claims                                                                141,034
                                                                                                                ------------
        Pending policy and contract claims                                                                      $    577,801
                                                                                                                ============

----------
     (1) Includes contracts that are recorded in line items other than pending policy and contract claims on the consolidated balance sheet.

     Supplementary information on the historical average annual percentage payoff of incurred claims, net of reinsurance, by product and accident year for the year ended December 31, 2017 is as follows(1):

                                                                                                 FINANCIAL           GROUP
                                                                                                INSTITUTION        INSURANCE
     INCURRAL YEAR                                                                                PRODUCTS          PRODUCTS
     ---------------------------------------------------------------------------------------   --------------    ---------------
     1                                                                                                   57.1%              83.7%
     2                                                                                                   25.6%              14.3%
     3                                                                                                    7.8%               0.8%
     4                                                                                                    4.3%               0.4%
     5                                                                                                    2.0%               0.2%
     6                                                                                                    1.0%               0.1%

----------
      (1) Unaudited.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:


                                                                               2017              2016              2015
                                                                         ----------------   ---------------   ---------------
     Direct premiums                                                     $      4,269,262   $     3,168,212   $     2,861,954
     Reinsurance assumed                                                            6,873             8,227             8,760
     Reinsurance ceded                                                           (714,902)         (704,706)         (650,247)
                                                                         ----------------   ---------------   ---------------
        Net premiums                                                     $      3,561,233   $     2,471,733   $     2,220,467
                                                                         ================   ===============   ===============

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $673,671, $682,956 and $639,260 during 2017, 2016, and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues fixed indexed annuities through its general account where the Company guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2017, 2016 or 2015.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the present value of future withdrawal benefits in excess of the current account balance. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments a in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable, assuming the guaranteed and current benefit amounts remain constant. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Return of net deposits:
            In the event of death
            Account value                                                           $     4,938,775    $     4,461,164
            Net amount at risk                                                      $         3,474    $        31,335
            Average attained age of contractholders                                            63.6               62.9
            As withdrawals are taken
            Account value                                                           $       332,389    $       316,657
            Net amount at risk                                                      $            40    $            74
            Average attained age of contractholders                                            70.1               69.7
         Return of net deposits plus a minimum return:
            In the event of death
            Account value                                                           $       328,161    $       276,717
            Net amount at risk                                                      $        21,244    $        28,968
            Average attained age of contractholders                                            70.0               69.4
            At annuitization
            Account value                                                           $       462,208    $       462,113
            Net amount at risk                                                      $         1,295    $         2,564
            Weighted average period remaining until expected annuitization (in
              years)                                                                            1.9                2.8
            As withdrawals are taken
            Account value                                                           $     3,334,917    $     2,953,311
            Net amount at risk                                                      $         3,209    $         2,461
            Average attained age of contractholders                                            64.6               64.0

                                                                                          2017               2016
                                                                                    ---------------    ---------------
         Highest specified anniversary account value:
            In the event of death
            Account value                                                           $       725,007    $       695,763
            Net amount at risk                                                      $         3,290    $        16,237
            Average attained age of contractholders                                            64.5               63.7
            Account value adjustment on 10th contract anniversary
            Account value                                                           $        73,631    $        56,157
            Net amount at risk                                                      $             2    $            --
            Weighted average period remaining until expected annuitization (in
              years)                                                                           59.8               59.1
         Guaranteed payout annuity floor:
            Account value                                                           $        50,840    $        47,341
            Net amount at risk                                                      $            --    $           204
            Average attained age of contractholders                                            75.4               74.8

     At December 31, the Company had the following fixed indexed annuity contracts with guarantees:

                                                                                            2017
                                                                                      ---------------
         As withdrawals are taken
         Account value                                                                $       145,581
         Net amount at risk                                                           $           577
         Average attained age of contractholders                                                 62.1

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                                  2017               2016
                                                                                             ---------------   ----------------
      Account value (general and separate accounts)                                          $     7,829,452   $      6,653,271
      Net amount at risk                                                                     $    54,972,640   $     54,920,546
      Average attained age of policyholders                                                             51.0               50.0

     Liabilities for guarantees on variable annuity, indexed annuity, universal life and variable life contracts reflected in the general account as of December 31, 2017 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED            NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT          VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          7,065   $           4,438   $          29,845   $          119,190
      Incurred guarantee benefits                              (709)             (1,625)            (15,158)              31,845
      Paid guaranteed benefits                                 (741)                 (2)                 --              (13,673)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          5,615   $           2,811   $          14,687   $          137,362
                                                   ================   =================   =================   ==================

     Liabilities for guarantees variable annuity, universal life and variable life contracts reflected in the general account as of December 31, 2016 were as follows:

                                                                                               MINIMUM
                                                       MINIMUM                               GUARANTEED             NO LAPSE
                                                   GUARANTEED DEATH      GUARANTEED        WITHDRAWAL AND          GUARANTEE
                                                      AND INCOME       PAYOUT ANNUITY       ACCUMULATION      UNIVERSAL LIFE AND
                                                       BENEFITS             FLOOR              BENEFIT           VARIABLE LIFE
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at beginning of year                 $          8,580   $           5,661   $          48,851   $           98,056
      Incurred guarantee benefits                               388              (1,176)            (19,006)              33,749
      Paid guaranteed benefits                               (1,903)                (47)                 --              (12,615)
                                                   ----------------   -----------------   -----------------   ------------------
      Balance at end of year                       $          7,065   $           4,438   $          29,845   $          119,190
                                                   ================   =================   =================   ==================

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life no lapse guarantee liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, fixed indexed annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities and fixed indexed annuities at December 31, 2017 and variable annuities at December 31, 2016 (except where noted otherwise):

        - A sample selection tool was used to select 200 scenarios from a set of 10,000 stochastically generated investment performance scenarios.
        - Mean investment performance was 5.20% and 5.60% for 2017 and 2016, respectively, and is consistent with DAC projections over a 10 year period.
        -   Annualized monthly standard deviation was 12.00%.
        - For 2017, assumed mortality was 100% if the 2012 Individual Annuity Mortality Basis table. For 2016, the assumed mortality was 100% of the A2000 table.
        - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 10.00% and 1.00% to 12.00% for 2017 and 2016, respectively, with an average of 8.00% for both 2017 and 2016.
        - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2017 and 2016 (except where noted otherwise):

        -   Separate account investment performance assumption was 7.25%.
        -   Assumed mortality was 100% of pricing levels.
        -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
        - Long-term general account discount rate grades from the current yield curve up to 5.50% linearly over ten years and from the current yield curve up to 5.75% linearly over ten years for 2017 and 2016, respectively.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                             VARIABLE ANNUITY CONTRACTS             VARIABLE LIFE CONTRACTS
                                                          ---------------------------------    ---------------------------------
                                                                2017              2016               2017              2016
                                                          ---------------   ---------------    ---------------   ---------------
        Equity                                            $     2,394,718   $     2,207,834    $     1,977,062   $     1,681,955
        Bond                                                      932,998           900,737            222,733           216,544
        Balanced                                                2,490,757         2,138,292            392,431           342,237
        Money market                                               35,028            43,462             20,714            26,298
        Mortgage                                                   54,948            57,671             31,374            32,326
        Real estate                                                83,494            85,648             60,101            68,683
                                                          ---------------   ---------------    ---------------   ---------------
           Total                                          $     5,991,943   $     5,433,644    $     2,704,415   $     2,368,043
                                                          ===============   ===============    ===============   ===============

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2017 and 2016, the liability associated with unremitted premiums and claims payable was $41,762 and $40,850, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2017 and 2016, the Company had restricted the use of $41,762 and $40,850, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16) SHORT-TERM AND LONG-TERM DEBT

     Liabilities for short-term and long-term debt are carried at an amount equal to unpaid principal balance. Short-term debt is debt coming due in the next 12 months.

     SHORT-TERM DEBT

     The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                                 LIABILITY                           COLLATERAL
                                                     ----------------------------------   ---------------------------------
                                                          2017               2016              2017              2016
                                                     ---------------   ----------------   ---------------   ---------------
     Reverse repurchase agreement                    $        20,000   $         50,000   $        20,747   $        57,038

     Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

     LONG-TERM DEBT

     The following table provides a summary of long-term debt as of December 31:

                                                                                                   2017               2016
                                                                                              ---------------   ----------------
     Surplus notes                                                                            $       118,000   $        118,000
     Federal Home Loan Bank borrowings                                                                350,000            350,000
                                                                                              ---------------   ----------------
        Total long-term debt                                                                  $       468,000   $        468,000
                                                                                              ===============   ================

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

     All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2017 and 2016, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2017, 2016 and 2015 was $9,735, $9,735 and $9,735, respectively.

     The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2017 have a maturity of one, three and seven years with principal due at those times. The Company pledged $850,793 of fixed maturity securities as collateral as of December 31, 2017. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $384,482 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $24,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

     At December 31, 2017, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2018, $200,000; 2019, $75,000; 2020, $50,000; 2021, $25,000; 2022, $0;
     thereafter, $118,000.

     Total interest paid by the Company for the years ended December 31, 2017, 2016 and 2015 was $13,880, $11,633 and $10,601, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17) BUSINESS COMBINATIONS

     During 2016, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $851 was allocated to various assets and liabilities including $783 to finite-lived intangible assets and $68 to goodwill.

     During 2015, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2018 and future years if certain thresholds are attained is $5,375 of which $1,919 was accrued at December 31, 2017.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                                                                    2017              2016
                                                                                               ---------------   ---------------
       Balance at beginning of year                                                            $       109,146   $       109,078
       Additions                                                                                            --                68
       Adjustments to prior year acquisitions                                                               --                --
                                                                                               ---------------   ---------------
       Balance at end of year                                                                  $       109,146   $       109,146
                                                                                               ===============   ===============

     Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2017, 2016, and 2015.

     The amount of finite-lived intangible assets, excluding the value of acquired inforce contracts within DAC, included on the consolidated balance sheets in goodwill and intangible assets, net, was as follows:

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2017                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (36,882)             (8,100)             (44,982)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          24,450   $           1,504   $           25,954
                                                                      =================   =================   ==================

                                                                          CUSTOMER                            TOTAL FINITE-LIVED
      DECEMBER 31, 2016                                                 RELATIONSHIPS           OTHER         INTANGIBLE ASSETS
      --------------------------------------------------------------  -----------------   -----------------   ------------------
      Gross carrying amount                                           $          61,332   $           9,604   $           70,936
      Accumulated amortization                                                  (32,434)             (7,791)             (40,225)
                                                                      -----------------   -----------------   ------------------
         Net carrying amount                                          $          28,898   $           1,813   $           30,711
                                                                      =================   =================   ==================

     The Company did not acquire any finite-lived intangible assets during the year ended December 31, 2017. Finite-lived intangible assets acquired during the year ended December 31, 2016 were $783 with a weighted average amortization period of 4 years.

     The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2017, 2016, or 2015.

     Intangible asset amortization expense for 2017, 2016, and 2015 in the amount of $4,757, $6,353, and $7,108, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income. Projected amortization expense for the next five years is as follows: 2018, $4,293; 2019, $3,963; 2020, $3,825; 2021,
     $3,735; 2022, 2,023.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $19,258, $23,207 and $22,127 during 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the amount due to Advantus under these agreements was $10,606 and $9,041, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's fixed and variable annuity, variable life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,200, $1,157 and $1,041 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company also recognized commission expense of $93,911, $104,747 and $107,690 for the years ended December 31, 2017, 2016 and 2015, respectively. The Company recognized commissions payable to SFS in the amounts of $2,223 and $2,561 for the years ended December 31, 2017 and 2016, respectively.

     Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2016, 2015 and 2014, the Company collected commissions of $4,519, $3,966 and $3,692, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2017, 2016 and 2015, the amounts transferred were $15,872, $14,404, and $14,776, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2017 and 2016, the amount payable to the Company was $28,017 and $25,828, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2017, 2016, and 2015 were $88,296, $85,150 and $61,317, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2017, 2016 and 2015 was $20,676, $22,637 and $39,038, respectively. The amount payable to SFG at December 31, 2017 and 2016 was $13,432 and $7,176, respectively. As of December 31, 2016, the Company also had a receivable from SFG, in the amount of $22,066, related to the advance of future years' defined benefit plan expenses.

     In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $7,664 and $7,664 in 2017, 2016 and 2015, respectively, for these policies. No claims were paid during 2017, 2016 and 2015. As of December 31, 2017 and 2016, reserves held under these policies were $66,076 and $53,495, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $50,530, $45,195 and $42,632 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, commission revenue due to the Company from its affiliates was $1,049 and $523, respectively.

     Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,974, $10,276 and $8,471 in commission expenses related to the sales of these products for the years ended December 31, 2017, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                     DECEMBER 31, 2017
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        382,087   $      (132,272)  $       249,815
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (47,947)           16,781           (31,166)
         Unrealized gains (losses) on securities -- OTTI                      (2,270)              795            (1,475)
         Adjustment to deferred policy acquisition costs                    (190,594)           66,708          (123,886)
         Adjustment to reserves                                               27,240            (9,534)           17,706
         Adjustment to unearned premiums and fees                            168,605           (59,012)          109,593
         Adjustment to pension and other postretirement plans                 (2,045)              716            (1,329)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                     60               (21)               39
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        335,136   $      (115,839)  $       219,297
                                                                    ================   ===============   ===============

                                                                                     DECEMBER 31, 2016
                                                                    ----------------------------------------------------
                                                                         BEFORE          TAX BENEFIT         NET OF
                                                                          TAX             (EXPENSE)            TAX
                                                                    ----------------   ---------------   ---------------
      Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising
           during the period                                        $        141,773   $       (49,407)  $        92,366
         Less: Reclassification adjustment for gains (losses)
           included in net income                                            (17,634)            6,172           (11,462)
         Unrealized gains (losses) on securities -- OTTI                       1,734              (607)            1,127
         Adjustment to deferred policy acquisition costs                     (82,037)           28,713           (53,324)
         Adjustment to reserves                                               12,032            (4,211)            7,821
         Adjustment to unearned premium and fees                              72,377           (25,332)           47,045
         Adjustment to pension and other postretirement plans                    (69)               24               (45)
         Less: Reclassification adjustment for pension and other
         postretirement plans expenses included in net income                    374              (131)              243
                                                                    ----------------   ---------------   ---------------
         Other comprehensive income (loss)                          $        128,550   $       (44,779)  $        83,771
                                                                    ================   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                            DECEMBER 31, 2015
                                                                           ----------------------------------------------------
                                                                               BEFORE           TAX BENEFIT         NET OF
                                                                                 TAX             (EXPENSE)            TAX
                                                                           ---------------    ---------------   ---------------
       Other comprehensive income (loss):
         Unrealized holding gains (losses) on securities arising during
           the period                                                      $      (481,442)   $       168,372   $      (313,070)
         Less: Reclassification adjustment for gains (losses) included
           in net income                                                            17,801             (6,231)           11,570
         Unrealized gains (losses) on securities -- OTTI                            (2,129)               745            (1,384)
         Adjustment to deferred policy acquisition costs                           208,912            (73,119)          135,793
         Adjustment to reserves                                                     22,718             (7,951)           14,767
         Adjustment to unearned premiums and fees                                 (106,247)            37,187           (69,060)
         Adjustment to pension and other postretirement plans                        3,495             (1,223)            2,272
         Less: Reclassification adjustment for pension and other
           postretirement plans expenses included in net income                        457               (160)              297
                                                                           ---------------    ---------------   ---------------
           Other comprehensive income (loss)                               $      (336,435)   $       117,620   $      (218,815)
                                                                           ===============    ===============   ===============

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2017 were as follows:


                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE             OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         56,331   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities             (7,553)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (831)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 47,947
         Deferred income tax benefit (expense)                                  (16,781)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         31,166
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (296)  General operating expenses
         Amortization of net actuarial losses                                       356   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                         60
         Deferred income tax benefit (expense)                                      (21)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $             39
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

     Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2016 were as follows:

                                                                            AMOUNT
                                                                         RECLASSIFIED
                                                                             FROM
                                                                         ACCUMULATED
                                                                            OTHER                  CONSOLIDATED STATEMENT OF
                                                                        COMPREHENSIVE            OPERATIONS AND COMPREHENSIVE
                                                                            INCOME                      INCOME LOCATION
                                                                       ----------------   ---------------------------------------
       Net unrealized investment gains (losses):
         Unrealized gains (losses)                                     $         18,989   Other net realized investment gains
         Unrealized OTTI losses -- OTTI on fixed maturity securities               (777)  OTTI on fixed maturity securities
         Unrealized OTTI losses -- OTTI on other securities                        (578)  Other net realized investment gains
                                                                       ----------------
         Unrealized investment gains (losses), before income tax                 17,634
         Deferred income tax benefit (expense)                                   (6,172)
                                                                       ----------------
           Unrealized investment gains (losses), net of income tax     $         11,462
                                                                       ================
       Pension and other postretirement plans (1):
         Amortization of prior service benefit                         $           (355)  General operating expenses
         Amortization of net actuarial losses                                       729   General operating expenses
                                                                       ----------------
         Amortization of pension and other postretirement plan items,
           before income tax                                                        374
         Deferred income tax benefit (expense)                                     (131)
                                                                       ----------------
           Amortization of pension and other postretirement plan
             items, net of income tax                                  $            243
                                                                       ================

----------
       (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

     The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                                      2017              2016
                                                                                                 ---------------   ---------------
        Gross unrealized gains                                                                   $       780,294   $       552,724
        Gross unrealized losses                                                                          (30,545)         (132,948)
        Gross unrealized losses -- OTTI                                                                    4,370             6,640
        Adjustment to deferred policy acquisition costs                                                 (313,521)         (122,927)
        Adjustment to reserves                                                                           (38,300)          (65,540)
        Adjustment to unearned premiums and fees                                                         242,541            73,936
        Adjustment to pension and other postretirement plans                                              (7,208)          (11,634)
                                                                                                 ---------------   ---------------
                                                                                                         637,631           300,251
        Deferred federal income tax expenses                                                            (217,568)          (99,485)
                                                                                                 ---------------   ---------------
        Net accumulated other comprehensive income                                               $       420,063   $       200,766
                                                                                                 ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     During the year ended December 31, 2017, the Company declared and paid dividends to SFG consisting of cash in the amount of $185,142, and equity securities in the amount of $3,563. The Company declared and paid a dividend to SFG consisting of equity securities in the amount of $2,000 during the year ended December 31, 2016. During the year ended December 31, 2015 there were no dividends declared or paid to SFG.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2017 statutory results, the maximum amount available for the payment of dividends during 2018 by Minnesota Life Insurance Company without prior regulatory approval is $305,993.

     During 2017, the Company received a capital contribution consisting of real estate, net of deferred taxes and outstanding debt, in the amount of $17,841 from SFG. For the years ended December 31, 2016 and 2015 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2017 and 2016, these securities were reported at fair value of $31,714 and $18,847, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $349,988 as of December 31, 2017. The Company estimates that $140,000 of these commitments will be invested in 2018, with the remaining $209,988 invested over the next four years.

     As of December 31, 2017, the Company had committed to originate mortgage loans totaling $277,240 but had not completed the originations.

     As of December 31, 2017, the Company had committed to purchase fixed maturity securities totaling $71,500 but had not completed the purchase transactions.

     Prior to November 29, 2017, the Company had a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for building space in downtown St. Paul. Lease expense, net of sub-lease income, for the years ended December 31, 2017, 2016 and 2015 was $7,499, $8,416, and $8,600, respectively. The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2018, $1,593; 2019, $1,452; 2020, $1,255; 2021,
     $901; 2022, $687. Income from these leases was $2,189, $1,912 and $2,151 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income.

     The Company owns a building in Macon, Georgia, which it partially leases to unaffiliated companies. Income from these leases was $169, 131, and $149 for the years ended December 31, 2017, 2016 and 2015, respectively and is reported in net investment income on the statements of operations and comprehensive income. Commitments to the Company from these agreements are as follows: 2018, $171; 2019, $123; 2020, $103; 2021, $0; 2022, $0.

     The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2018, $2,055; 2019, $3,969; 2020, $4,293;
     2021, $4,109; 2022, $3,790.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22) COMMITMENTS AND CONTINGENCIES (CONTINUED)

     At December 31, 2017, the Company had guaranteed the payment of $34,800 of policyholder dividends and discretionary amounts payable in 2018. The Company has pledged fixed maturity securities, valued at $58,293 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2017 and 2016, the assets held in trust were $559,417 and $499,416, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017. The settlement will be completed in 2018 and will be immaterial to the Company's consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2019. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2017 and 2016 was approximately $2,968 and $2,325, respectively.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2017 and 2016, this liability was $1,137 and $1,597, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $4,224 and $2,344 as of December 31, 2017 and 2015, respectively. These assets are being amortized over a five-year period.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2017, 2016 and 2015.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $280,847, $84,001 and $215,860 in 2017, 2016 and 2015,
     respectively. Statutory surplus of these operations was $3,059,956 and $2,971,602 as of December 31, 2017 and 2016, respectively.

(24) SUBSEQUENT EVENTS

     The Company evaluated subsequent events through March 6, 2018, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

                               DECEMBER 31, 2017
                                 (IN THOUSANDS)

                                                                                                                      AS SHOWN
                                                                                                                       ON THE
                                                                                                                    CONSOLIDATED
TYPE OF INVESTMENT                                                              COST (2)            VALUE         BALANCE SHEET (1)
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Fixed maturity securities
   U.S. government                                                          $        480,172   $        495,440   $        495,440
   Agencies not backed by the full faith and credit of the U.S.
     government                                                                      834,859            868,236            868,236
   Foreign governments                                                                33,421             36,493             36,493
   Public utilities                                                                1,200,965          1,269,626          1,269,626
   Asset-backed securities                                                           576,703            590,077            590,077
   Mortgage-backed securities                                                      3,568,569          3,667,211          3,667,211
   All other corporate fixed maturity securities                                   8,748,302          9,181,422          9,181,422
                                                                            ----------------   ----------------   ----------------
     Total fixed maturity securities                                              15,442,991         16,108,505         16,108,505
                                                                            ----------------   ----------------   ----------------

Equity securities:
   Common stocks:
     Public utilities                                                                 19,162             21,745             21,745
     Banks, trusts and insurance companies                                           125,476            152,845            152,845
     Industrial, miscellaneous and all other                                         222,827            277,893            277,893
   Nonredeemable preferred stocks                                                     88,697             92,284             92,284
                                                                            ----------------   ----------------   ----------------
     Total equity securities                                                         456,162            544,767            544,767
                                                                            ----------------   ----------------   ----------------

Mortgage loans on real estate                                                      3,042,230             xxxxxx          3,042,230
Real Estate                                                                            1,737             xxxxxx              1,737
Policy loans                                                                         474,133             xxxxxx            474,133
Other investments                                                                     73,607             xxxxxx             73,607
Alternative investments                                                              641,322             xxxxxx            641,322
Derivative investments                                                               500,994             xxxxxx            500,994
                                                                            ----------------                      ----------------
     Total                                                                         4,734,023             xxxxxx          4,734,023
                                                                            ----------------                      ----------------

Total investments                                                           $     20,633,176             xxxxxx   $     21,387,295
                                                                            ================                      ================

----------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                                                  AS OF DECEMBER 31,
                                                    ------------------------------------------------------------------------------
                                                                          FUTURE POLICY
                                                        DEFERRED            BENEFITS,                              OTHER POLICY
                                                         POLICY          LOSSES, CLAIMS                             CLAIMS AND
                                                       ACQUISITION       AND SETTLEMENT          UNEARNED            BENEFITS
SEGMENT                                                   COSTS           EXPENSES (1)         PREMIUMS (2)           PAYABLE
--------------------------------------------------  -----------------   -----------------    -----------------   -----------------
2017:
  Life insurance                                    $       1,075,468   $       9,284,370    $         271,419   $         506,924
  Accident and health insurance                                21,284             554,134               67,861              70,726
  Annuity                                                     260,732           6,767,241                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,357,484   $      16,605,745    $         339,280   $         577,801
                                                    =================   =================    =================   =================

2016:
  Life insurance                                    $       1,118,581   $       7,918,841    $         340,397   $         484,280
  Accident and health insurance                                16,214             580,993               59,077              66,362
  Annuity                                                     232,390           5,378,574                   --                 151
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,367,185   $      13,878,408    $         399,474   $         550,793
                                                    =================   =================    =================   =================

2015:
  Life insurance                                    $       1,065,178   $       7,065,168    $         346,821   $         491,308
  Accident and health insurance                                16,256             604,358               53,903              63,802
  Annuity                                                     216,872           4,992,016                   26                 205
                                                    -----------------   -----------------    -----------------   -----------------
                                                    $       1,298,306   $      12,661,542    $         400,750   $         555,315
                                                    =================   =================    =================   =================

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                     -----------------------------------------------------------------------------------------
                                                                                       BENEFITS,
                                                                                      OF DEFERRED   AMORTIZATION
                                                         NET        CLAIMS, LOSSES      POLICY          OTHER
                                        PREMIUM       INVESTMENT    AND SETTLEMENT    ACQUISITION     OPERATING       PREMIUMS
SEGMENT                               REVENUE (3)       INCOME       EXPENSES (5)        COSTS        EXPENSES      WRITTEN (4)
-----------------------------------  -------------   ------------   --------------   -------------  -------------   ------------
2017:
  Life insurance                     $   2,377,588   $    528,135   $    2,251,175   $     138,543  $     875,570
  Accident and health insurance            315,053          8,348          118,924          12,987        189,918
  Annuity                                1,617,365        250,199        1,566,522          26,479        212,364
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   4,310,006   $    786,682   $    3,936,621   $     178,009  $   1,277,852   $         --
                                     =============   ============   ==============   =============  =============   ============

2016:
  Life insurance                     $   2,317,090   $    489,971   $    2,230,269   $     159,218  $     893,371
  Accident and health insurance            332,483          9,018          120,944          12,493        188,798
  Annuity                                  528,372        227,187          490,913          38,936        204,595
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   3,177,945   $    726,176   $    2,842,126   $     210,647  $   1,286,764   $         --
                                     =============   ============   ==============   =============  =============   ============

2015:
  Life insurance                     $   2,299,337   $    458,314   $    2,140,844   $     153,963  $     852,632
  Accident and health insurance            339,144          9,391          128,053          11,362        185,157
  Annuity                                  270,420        221,432          246,582          46,720        193,701
                                     -------------   ------------   --------------   -------------  -------------   ------------
                                     $   2,908,901   $    689,137   $    2,515,479   $     212,045  $   1,231,490   $         --
                                     =============   ============   ==============   =============  =============   ============

----------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                                                  PERCENTAGE
                                                                CEDED TO       ASSUMED FROM                        OF AMOUNT
                                               GROSS             OTHER             OTHER             NET            ASSUMED
                                              AMOUNT           COMPANIES         COMPANIES          AMOUNT          TO NET
                                          ---------------    --------------   ---------------   --------------   -------------
2017: Life insurance in force             $ 1,184,935,463    $  408,503,764   $       765,227   $  777,196,926             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,491,277    $      624,487   $         4,742   $    1,871,532             0.3%
        Accident and health insurance             403,337            90,415             2,131          315,053             0.7%
        Annuity                                 1,374,648                --                --        1,374,648             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     4,269,262    $      714,902   $         6,873   $    3,561,233             0.2%
                                          ===============    ==============   ===============   ==============

2016: Life insurance in force             $ 1,177,857,816    $  424,182,718   $       790,568   $  754,465,666             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,444,925    $      623,740   $         5,268   $    1,826,453             0.3%
        Accident and health insurance             410,491            80,966             2,959          332,484             0.9%
        Annuity                                   312,796                --                --          312,796             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     3,168,212    $      704,706   $         8,227   $    2,471,733             0.3%
                                          ===============    ==============   ===============   ==============

2015: Life insurance in force             $ 1,150,505,390    $  346,303,049   $       838,901   $  805,041,242             0.1%
                                          ===============    ==============   ===============   ==============
      Premiums:
        Life insurance                    $     2,379,144    $      569,017   $         5,889   $    1,816,016             0.3%
        Accident and health insurance             417,503            81,230             2,871          339,144             0.8%
        Annuity                                    65,307                --                --           65,307             0.0%
                                          ---------------    --------------   ---------------   --------------
          Total premiums                  $     2,861,954    $      650,247   $         8,760   $    2,220,467             0.4%
                                          ===============    ==============   ===============   ==============

See accompanying independent auditor's report.

                                    PART C

                               OTHER INFORMATION

                           Variable Annuity Account

                  Cross Reference Sheet to Other Information

Form N-4

Item Number      Caption in Other Information

    24.          Financial Statements and Exhibits

    25.          Directors and Officers of the Depositor

    26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    27.          Number of Contract Owners

    28.          Indemnification

    29.          Principal Underwriters

    30.          Location of Accounts and Records

    31.          Management Services

    32.          Undertakings

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2017, are included in Part B of this filing and consist of the following:

     1.  Report of Independent Registered Public Accounting Firm.

     2.  Statements of Assets and Liabilities, as of December 31, 2017.

     3.  Statements of Operations year or period ended December 31, 2017.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2017 and 2016.

     5.  Notes to Financial Statements.

Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

     1. Independent Auditor's Report - Minnesota Life Insurance Company and subsidiaries.

     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2017 and 2016.

     3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

     4. Consolidated Statements of Changes in Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2017.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, as of and for the years ended December 31, 2017, 2016 and 2015.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2017, 2016 and 2015.

(b)  Exhibits

     1. The Resolution of the Minnesota Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as Exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

     2.        Not applicable.

     3.        (a)  The Amended and Restated Distribution Agreement between
                    Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as Exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

     4.        (a)  Waddell & Reed Advisors Retirement Builder II - B Series
                    Individual Variable Annuity Contract, form ICC13-70262, previously filed on June 26, 2013 as Exhibit 24(b)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

               (b) Waddell & Reed Advisors Retirement Builder II - L Series Individual Variable Annuity Contract, form ICC13-70263, previously filed on June 26, 2013 as Exhibit 24(b)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

               (c) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as Exhibit 24(c)(4)(d) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as Exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as Exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as Exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Individual Retirement Annuity SIMPLE-(IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as
                    Exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed on March 1, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (i) The Credit Enhancement Endorsement, form 07-70151 previously filed on February 28, 2008 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 8, is hereby incorporated by reference.

  (j) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, Form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

  (k) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

  (l) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

  (m) The Premier II Death Benefit Rider, form number ICC 12-70235 previously filed on July 20, 2012 as Exhibit 24(b)(4)(a) to variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

  (n) The Highest Anniversary Value II Death Benefit Rider, form number ICC 12-70234 previously filed on July 20, 2012 as Exhibit 24(b)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

  (o) The Estate Enhancement Benefit II Rider, form number ICC 12-70236 previously filed on July 20, 2012 as Exhibit 24(b)(4)(f) to variable Annuity Accounts Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

  (p) MyPath Value - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70252, previously filed on June 26, 2013 as Exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

  (q) MyPath Value - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70253, previously filed on June 26, 2013 as Exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

  (r) MyPath Core Flex - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70254, previously filed on June 26, 2013 as Exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

  (s) MyPath Core Flex - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70255, previously filed on June 26, 2013 as Exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

  (t) MyPath Ascend - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70256, previously filed on June 26, 2013 as Exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

  (u) MyPath Ascend - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70257, previously filed on June 26, 2013 as Exhibit 24(b)(4)(u) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

    (v) MyPath Summit - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70258, previously filed on June 26, 2013 as
          Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

    (w) MyPath Summit - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70259, previously filed on June 26, 2013 as
          Exhibit 24(b)(4)(w) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

    (x) MyPath Highest Anniversary - Single Death Benefit Rider, form number ICC13-70260, previously filed on June 26, 2013 as Exhibit 24(b)(4)(x) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

    (y) MyPath Highest Anniversary - Joint Death Benefit Rider, form number ICC13-70261, previously filed on June 26, 2013 as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

    (z) MyPath Ascend 2.0 - Single Rider, form number ICC 14-70270, previously filed on August 1, 2014 as Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.

    (aa) MyPath Ascend 2.0 - Joint Rider, form number ICC 14-70271, previously filed on August 1, 2014 as Exhibit 24(b)(4)(w) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.

    (bb) SureTrack Plus 90 Guaranteed Minimum Accumulation Benefit, form number ICC 15-70285, previously filed on February 27, 2015 as
          Exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 9 and 241, is hereby incorporated by reference.

    (cc) Endorsement, form number 14-70265, previously filed on February 26, 2015, as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 9 and 241, is hereby incorporated by reference.

    (dd)  Premier Protector Death Benefit Rider, 16-70307, previously filed as
          Exhibit 24 (b)(r) to Variable Annuity Account's Form N-4, File Number 333-212515, Initial Registration Statement, on July 14, 2016, is hereby incorporated by reference.

5.  (a)   Waddell & Reed Advisors Retirement Builder II - Individual Variable
          Annuity Application, form ICC16-70312 previously filed on April 25, 2017 as Exhibit 24(b)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-189593, Post-Effective Amendment Numbers 12 and 291, is hereby incorporated by reference.

6.  Certificate of Incorporation and Bylaws.

    (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as Exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

    (b) The Bylaws of the Depositor previously filed as exhibit 26(f)(2) to the Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

  7.  Not applicable.

  8. (a) Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company dated May 1, 2014, previously filed as Exhibit 24(b)(8)(a) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 8 and 239, on September 30, 2014, is hereby incorporated by reference.

      (b) Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

      (c) Waddell & Reed Target Funds, Inc. Participation Agreement previously filed on February 28, 2005 as Exhibit 24(c)(8)(g) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          (i) First Amendment to the Target Funds Participation Agreement previously filed on April 21, 2006, as Exhibit
                 24(c)(8)(g)(i) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 5, is hereby incorporated by reference.

          (ii) Second Amendment to the Target Funds Participation Agreement previously filed on April 21, 2006, as Exhibit 24(c)(8)(g)(ii) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 5, is hereby incorporated by reference.

          (iii) Third Amendment to the Target Funds Participation Agreement previously filed on January 14, 2008, as Exhibit
                 26(h)(1)(v) to the Minnesota Life Individual Variable Universal Life Account's Initial Registration Statement, File Number 333-148646, is hereby incorporated by reference.

          (iv) Fourth Amendment to the Target Funds Participation Agreement previously filed on April 28, 2008, as Exhibit 24(c)(8)(9)(iv) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 9, is hereby incorporated by reference.

          (v) Fifth Amendment to the Target Funds Participation Agreement previously filed on April 28, 2008, as Exhibit
                 24(c)(8)(9)(iv) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 9, is hereby incorporated by reference.

          (vi) Sixth Amendment to Target Funds Participation Agreement (For Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(1)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-148646, Post- Effective Amendment Number 15 on
                 April 25, 2014, is hereby incorporated by reference.

          (vii) Seventh Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (For Products Sold Through W&R Distribution System) previously filed on August 1, 2014 as Exhibit 24(b)(8)(c)(vii) to Variable Annuity Account's Form N-4, File Number 333-189593, Post-Effective Amendment Numbers 3 and 237, is hereby incorporated by reference.

9.   Opinion and consent of Michael P. Boyle, Esq.

10.  Opinion and consent of KPMG LLP.

11.  Not applicable.

12.  Not applicable.

13. Minnesota Life Insurance Company Power of Attorney to Sign Registration Statements.


Item 25.  Directors and Officers of the Minnesota Life Insurance Company



Name and Principal                        Position and Offices
Business Address                          with Minnesota Life
------------------                        -----------------------------------------

Barbara A. Baumann                        Vice President, Service and Operations
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle                          Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                          Director
1823 Park Avenue
Mahtomedi, MN 55115

John W. Castro                            Director
898 Glouchester Street
Boca Raton, FL 33487-3212

Gary R. Christensen                       Director, Attorney-In-Fact, Senior Vice
Minnesota Life Insurance Company          President, General Counsel and Secretary
400 Robert Street North
St. Paul, MN 55101

Susan L. Ebertz                           Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                           Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                         Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Sara H. Gavin                             Director
President, North America Weber Shandwick
510 Marquette Ave
13F
Minneapolis, MN 55402

Eric B. Goodman                           Director
101 North 7th Street
Suite 202
Louisville, KY 40202

Christopher M. Hilger                     Director, Chairman of the Board,
Minnesota Life Insurance Company          President and CEO
400 Robert Street North
St. Paul, MN 55101

John H. Hooley                            Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Suzette L. Huovinen                       Vice President, Chief Actuary and
Minnesota Life Insurance Company          Chief Risk Officer
400 Robert Street North
St. Paul, MN 55101

Daniel H. Kruse                           Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                          Senior Vice President,
Minnesota Life Insurance Company          Treasurer and Controller
400 Robert Street North
St. Paul, MN 55101


 Andrea L. Mack                         Second Vice President, Individual
 Minnesota Life Insurance Company       Product Solutions Group
 400 Robert Street North
 St. Paul, MN 55101

 Susan Munson-Regala                    Second Vice President and Actuary
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Kathleen L. Pinkett                    Senior Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Daniel P. Preiner                      Second Vice President and
 Minnesota Life Insurance Company       Corporate Compliance Officer
 400 Robert Street North
 St. Paul, MN 55101

 Trudy A. Rautio                        Director
 5000 France Avenue
 South #23
 Edina, MN 55410-2060

 Robert L. Senkler                      Director
 557 Portsmouth Court
 Naples, FL 34110

 Bruce P. Shay                          Director and Executive Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 John A. Yaggy                          Second Vice President and
 Minnesota Life Insurance Company       Assistant Controller
 400 Robert Street North
 St. Paul, MN 55101

 Warren J. Zaccaro                      Director, Executive Vice President and
 Minnesota Life Insurance Company       Chief Financial Officer
 400 Robert Street North
 St. Paul, MN 55101



Item 26. Persons Controlled by or under common control with the Depositor or Registrant

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Robert Street Property Management, Inc.
         Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         Securian Asset Management, Inc.
         Lowertown Capital, LLC
         Minnesota Life Insurance Company
         OCHS, Inc.
         Securian Casualty Company
         Securian Financial Services, Inc.
         Securian Holding Company Canada, Inc. (British Columbia, Canada) Securian Ventures, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Allied Solutions, LLC (Indiana)
         American Modern Life Insurance Company (Ohio)

         Marketview Properties, LLC
         Marketview Properties II, LLC
         Marketview Properties III, LLC
         Marketview Properties IV, LLC
         Oakleaf Service Corporation
         Securian AAM Holdings, LLC (Delaware)
         Securian Life Insurance Company

Majority-owned subsidiary of Securian AAM Holdings, LLC:

         Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of American Modern Life Insurance Company:

         Southern Pioneer Life Insurance Company (Arkansas)

Wholly-owned subsidiary of Securian Holdings Company Canada, Inc. (British Columbia, Canada):

         Securian Canada, Inc. (British Columbia, Canada)

Wholly-owned subsidiary of Securian Canada, Inc. (British Columbia, Canada):

         Canadian Premier Life Insurance Company (Ontario, Canada) CRI Canada Ltd. (British Columbia, Canada)
         Legacy General Insurance Company (Ontario, Canada)
         Selient, Inc. (Ontario, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

         CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 4, 2018 the number of holders of securities of this class were as follows:



                   Title of Class                     Number of Record Holders
                   --------------                     ------------------------
             Variable Annuity Contracts-                       2,376


ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
                     Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
                     Minnesota Life Variable Life Account
                     Securian Life Variable Universal Life Account
                     Variable Annuity Account
                     Variable Fund D

           (b)  Directors and Officers of Securian Financial Services, Inc.:



Name and Principal                     Positions and Offices
Business Address                       with Underwriter
------------------                     ---------------------

George I. Connolly                     President, Chief Executive
Securian Financial Services, Inc.      Officer and Director
400 Robert Street North
St. Paul, MN 55101

Gary R. Christensen                    Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                      Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Jeffrey D. McGrath                     Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Kimberly K. Carpenter                  Senior Vice President-Chief Compliance
Securian Financial Services, Inc.      Officer and Anti-Money Laundering
400 Robert Street North                Compliance Officer
St. Paul, MN 55101

Kjirsten G. Zellmer                    Vice President, Strategy &
Securian Financial Services, Inc.      Business Operations
400 Robert Street North
St. Paul, MN 55101


(c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of         Net Underwriting  Compensation on
 Principal         Discounts and     Redemption or    Brokerage      Other
Underwriter         Commissions      Annuitization   Commissions  Compensation
-----------         -----------     -------------    -----------  ------------
Securian
  Financial,
  Services Inc.     $31,245,769          ---            ---

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, MN 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

    (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

    (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 26th day of April, 2018.



                                   VARIABLE ANNUITY ACCOUNT
                                   (Registrant)

                               By: MINNESOTA LIFE INSURANCE COMPANY
                                   (Depositor)

                               By            /s/ Christopher M. Hilger
                                   ---------------------------------------------
                                               Christopher M. Hilger
                                              Chairman of the Board,
                                                   President and
                                              Chief Executive Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that it has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 26th day of April, 2018.



                               MINNESOTA LIFE INSURANCE COMPANY
                               (Depositor)

                               By            /s/ Christopher M. Hilger
                                   ---------------------------------------------
                                               Christopher M. Hilger
                                              Chairman of the Board,
                                                   President and
                                              Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


        Signature                                  Title                                Date
        ---------                                  -----                                ----
/s/ Christopher M. Hilger           Chairman of the Board, President and           April 26, 2018
---------------------------         Chief Executive Officer
Christopher M. Hilger

*                                   Director
---------------------------
Robert L. Senkler

*                                   Director
---------------------------
Mary K. Brainerd

*                                   Director
---------------------------
John W. Castro

*                                   Director
---------------------------
Gary R. Christensen

                                    Director
---------------------------
Sara H. Gavin

*                                 Director
-------------------------
Eric B. Goodman

*                                 Director
-------------------------
John H. Hooley

*                                 Director
-------------------------
Trudy A. Rautio

*                                 Director
-------------------------
Bruce P. Shay

*                                 Director
-------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro             Executive Vice President        April 26, 2018
-------------------------         and Chief Financial Officer
Warren J. Zaccaro                 (chief financial officer)


/s/ Warren J. Zaccaro             Executive Vice President        April 26, 2018
-------------------------         and Chief Financial Officer
Warren J. Zaccaro                 (chief accounting officer)


/s/ David J. Leplavy              Senior Vice President,          April 26, 2018
-------------------------         Treasurer and Controller
David J. Leplavy                  (treasurer)


/s/ Gary R. Christensen           Director, Attorney-in-Fact,     April 26, 2018
-------------------------         Senior Vice President, General
Gary R. Christensen               Counsel and Secretary



* Pursuant to power of attorney dated October 16, 2017, a copy of which is filed herewith.

                                 EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------

 9.             Opinion and consent of Michael P. Boyle, Esq.

10.             Opinion of KPMG LLP

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.